UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—October 31, 2019

Item 1: Reports to Shareholders

Annual Report | October 31, 2019 Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

LifeStrategy Income Fund	5

LifeStrategy Conservative Growth Fund	16

LifeStrategy Moderate Growth Fund	27

LifeStrategy Growth Fund	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     For the 12 months ended October 31, 2019, the four Vanguard LifeStrategy Funds posted returns ranging from 11.60% for the LifeStrategy Income Fund, which has the largest allocation to bonds, to 12.34% for the LifeStrategy Growth Fund, which has the largest allocation to stocks. Each fund performed in line with its benchmark after expenses.

•     Despite stretches of volatility, the broad U.S. stock market climbed for the year, supported by the Federal Reserve’s accommodative stance and corporate earnings that largely exceeded investor expectations. U.S. bond prices rose as yields declined. In international markets, both stock and bond prices rose.

•     As a “fund of funds,” each LifeStrategy Fund provides a broadly diversified portfolio in a single fund. Each fund has a different fixed allocation to four underlying U.S. and international stock and bond index funds.

•     The underlying fund representing U.S. stocks performed best, returning more than 13%. The underlying funds representing U.S. bonds and international stocks each recorded returns of about 11%, while the fund representing international bonds returned more than 10%, which includes the effect of currency hedging.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,050.68	$0.57
LifeStrategy Conservative Growth Fund	$1,000.00	$1,045.51	$0.62
LifeStrategy Moderate Growth Fund	$1,000.00	$1,039.17	$0.67
LifeStrategy Growth Fund	$1,000.00	$1,032.95	$0.72
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.65	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.60	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.55	$0.66
LifeStrategy Growth Fund	$1,000.00	$1,024.50	$0.71

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Income Fund	11.60%	4.43%	5.23%	$16,652
Income Composite Index	11.78	4.64	5.44	16,977
Bloomberg Barclays U.S. Aggregate Bond Index	11.51	3.24	3.73	14,420

Income Composite Index: Weighted 56% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 16% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

5

LifeStrategy Income Fund

Underlying Vanguard Funds

As of October 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	56.1%
Vanguard Total International Bond Index Fund Investor Shares	23.4
Vanguard Total Stock Market Index Fund Investor Shares	12.2
Vanguard Total International Stock Index Fund Investor Shares	8.3

6

LifeStrategy Income Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.2%)
Vanguard Total Stock Market Index Fund Investor Shares	7,660,709	574,706

International Stock Fund (8.3%)
Vanguard Total International Stock Index Fund Investor Shares	22,949,711	393,129

U.S. Bond Fund (56.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	238,497,694	2,642,555

International Bond Fund (23.4%)
Vanguard Total International Bond Index Fund Investor Shares	94,315,444	1,101,604
Total Investment Companies (Cost $4,089,398)		4,711,994
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.984% (Cost $1,586)	15,862	1,586
Total Investments (100.0%) (Cost $4,090,984)		4,713,580
Other Assets and Liabilities (0.0%)
Other Assets		9,662
Liabilities		(9,397)
		265
Net Assets (100%)
Applicable to 290,193,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		4,713,845
Net Asset Value Per Share		$16.24

7

LifeStrategy Income Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	4,713,580
Receivables for Accrued Income	6,680
Receivables for Capital Shares Issued	2,982
Total Assets	4,723,242
Liabilities
Payables for Investment Securities Purchased	7,383
Payables for Capital Shares Redeemed	2,014
Total Liabilities	9,397
Net Assets	4,713,845

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,081,559
Total Distributable Earnings (Loss)	632,286
Net Assets	4,713,845

•       See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

8

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	117,245
Net Investment Income — Note B	117,245
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	3,619
Realized Net Gain (Loss)	3,619
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	351,630
Net Increase (Decrease) in Net Assets Resulting from Operations	472,494

See accompanying Notes, which are an integral part of the Financial Statements.

9

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,245	101,512
Realized Net Gain (Loss)	3,619	35,195
Change in Unrealized Appreciation (Depreciation)	351,630	(161,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	472,494	(25,187)
Distributions
Net Investment Income	(118,747)	(99,588)
Realized Capital Gain[1]	(30,205)	(5,359)
Total Distributions	(148,952)	(104,947)
Capital Share Transactions
Issued	1,046,185	889,505
Issued in Lieu of Cash Distributions	138,107	97,753
Redeemed	(806,297)	(1,052,522)
Net Increase (Decrease) from Capital Share Transactions	377,995	(65,264)
Total Increase (Decrease)	701,537	(195,398)
Net Assets
Beginning of Period	4,012,308	4,207,706
End of Period	4,713,845	4,012,308

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $2,856,000 and $2,856,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.08	$15.56	$15.14	$14.86	$14.93
Investment Operations
Net Investment Income	.425 [1]	.376 [1]	.332 [1]	.312	.309
Capital Gain Distributions Received	—	.002 [1]	.008 [1]	.012	.012
Net Realized and Unrealized Gain (Loss) on Investments	1.284	(.470)	.422	.323	(.021)
Total from Investment Operations	1.709	(.092)	.762	.647	.300
Distributions
Dividends from Net Investment Income	(.435)	(.368)	(.334)	(.309)	(.309)
Distributions from Realized Capital Gains	(.114)	(.020)	(.009)	(.058)	(.061)
Total Distributions	(.549)	(.388)	(.343)	(.367)	(.370)
Net Asset Value, End of Period	$16.24	$15.08	$15.56	$15.14	$14.86

Total Return[2]	11.60%	-0.63%	5.12%	4.42%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,714	$4,012	$4,208	$3,814	$3,338
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.43%	2.18%	2.09%	2.08%
Portfolio Turnover Rate	6%	9%	4%	4%	14%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

12

LifeStrategy Income Fund

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At October 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,673
Total Distributable Earnings (Loss)	(1,673)

13

LifeStrategy Income Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,690
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	622,596

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,090,984
Gross Unrealized Appreciation	622,803
Gross Unrealized Depreciation	(207)
Net Unrealized Appreciation (Depreciation)	622,596

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	66,907	57,534
Issued in Lieu of Cash Distributions	9,024	6,324
Redeemed	(51,827)	(68,137)
Net Increase (Decrease) in Shares Outstanding	24,104	(4,279)

14

LifeStrategy Income Fund

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					Oct. 31,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—		49	—	1,586
Vanguard Total Bond Market II Index Fund	2,243,117	337,956	132,453	416	193,519		68,085	—	2,642,555
Vanguard Total International Bond Index Fund	967,927	79,721	17,388	32	71,312		29,418	—	1,101,604
Vanguard Total International Stock Index Fund	316,217	64,649	16,124	(13)	28,400		10,337	—	393,129
Vanguard Total Stock Market Index Fund	486,171	109,698	82,745	3,183	58,399		9,356	—	574,706
Total	4,013,432	592,024	248,710	3,619	351,630		117,245	—	4,713,580

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

15

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Conservative Growth
Fund	11.94%	5.36%	6.70%	$19,126
Conservative Growth Composite
Index	12.16	5.58	6.86	19,413
Dow Jones U.S. Total Stock Market
Float Adjusted Index	13.39	10.26	13.62	35,859

Conservative Growth Composite Index: Weighted 42% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

16

LifeStrategy Conservative Growth Fund

Underlying Vanguard Funds

As of October 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	42.1%
Vanguard Total Stock Market Index Fund Investor Shares	24.1
Vanguard Total International Bond Index Fund Investor Shares	17.6
Vanguard Total International Stock Index Fund Investor Shares	16.2

17

LifeStrategy Conservative Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.1%)
Vanguard Total Stock Market Index Fund Investor Shares	33,680,345	2,526,700

International Stock Fund (16.2%)
Vanguard Total International Stock Index Fund Investor Shares	99,218,958	1,699,621

U.S. Bond Fund (42.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	397,041,706	4,399,222

International Bond Fund (17.6%)
Vanguard Total International Bond Index Fund Investor Shares	157,564,978	1,840,359
Total Investment Companies (Cost $7,953,049)		10,465,902
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.984% (Cost $3,957)	39,570	3,957
Total Investments (100%) (Cost $7,957,006)		10,469,859
Other Assets and Liabilities (0.0%)
Other Assets		17,866
Liabilities		(15,172)
		2,694
Net Assets (100%)
Applicable to 503,689,758 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		10,472,553
Net Asset Value Per Share		$20.79

18

LifeStrategy Conservative Growth Fund

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	10,469,859
Receivables for Accrued Income	11,125
Receivables for Capital Shares Issued	6,741
Total Assets	10,487,725
Liabilities
Payables for Investment Securities Purchased	11,113
Payables for Capital Shares Redeemed	4,059
Total Liabilities	15,172
Net Assets	10,472,553

At October 31, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	7,940,481
Total Distributable Earnings (Loss)	2,532,072
Net Assets	10,472,553

•      See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	255,554
Other Income	31
Net Investment Income — Note B	255,585
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	10,771
Realized Net Gain (Loss)	10,771
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	836,818
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,174

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,585	223,956
Realized Net Gain (Loss)	10,771	108,413
Change in Unrealized Appreciation (Depreciation)	836,818	(361,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,174	(29,266)
Distributions
Net Investment Income	(258,939)	(219,177)
Realized Capital Gain[1]	(98,162)	(24,067)
Total Distributions	(357,101)	(243,244)
Capital Share Transactions
Issued	1,657,650	1,763,257
Issued in Lieu of Cash Distributions	337,465	230,401
Redeemed	(1,516,746)	(1,837,662)
Net Increase (Decrease) from Capital Share Transactions	478,369	155,996
Total Increase (Decrease)	1,224,442	(116,514)
Net Assets
Beginning of Period	9,248,111	9,364,625
End of Period	10,472,553	9,248,111

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $12,521,000 and $10,321,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.29	$19.85	$18.55	$18.36	$18.86
Investment Operations
Net Investment Income	.521[1]	.466[1]	.417[1]	.389	.385
Capital Gain Distributions Received	—	.002[1]	.008[1]	.012	.018
Net Realized and Unrealized Gain (Loss) on Investments	1.715	(.520)	1.332	.358	(.057)
Total from Investment Operations	2.236	(.052)	1.757	.759	.346
Distributions
Dividends from Net Investment Income	(.531)	(.457)	(.418)	(.387)	(.385)
Distributions from Realized Capital Gains	(.205)	(.051)	(.039)	(.182)	(.461)
Total Distributions	(.736)	(.508)	(.457)	(.569)	(.846)
Net Asset Value, End of Period	$20.79	$19.29	$19.85	$18.55	$18.36

Total Return[2]	11.94%	-0.33%	9.61%	4.24%	1.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,473	$9,248	$9,365	$8,145	$7,599
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.34%	2.18%	2.13%	2.07%
Portfolio Turnover Rate	9%	11%	6%	9%	16%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

LifeStrategy Conservative Growth Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At October 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	2,382
Total Distributable Earnings (Loss)	(2,382)

24

LifeStrategy Conservative Growth Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	19,219
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	2,512,853

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	7,957,006
Gross Unrealized Appreciation	2,513,781
Gross Unrealized Depreciation	(928)
Net Unrealized Appreciation (Depreciation)	2,512,853

E.  Capital shares issued and redeemed were:

	Year Ended October 31,
	2019 Shares (000)	2018 Shares (000)
Issued	83,257	88,497
Issued in Lieu of Cash Distributions	17,485	11,544
Redeemed	(76,496)	(92,290)
Net Increase (Decrease) in Shares Outstanding	24,246	7,751

25

LifeStrategy Conservative Growth Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					Oct. 31,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	3	1		89	—	3,957
Vanguard Total Bond Market II Index Fund	3,869,718	607,295	409,885	1,976	330,118		115,721	—	4,399,222
Vanguard Total International Bond Index Fund	1,675,094	89,658	45,958	175	121,390		50,516	—	1,840,359
Vanguard Total International Stock Index Fund	1,464,447	160,633	47,501	(1,952)	123,994		46,587	—	1,699,621
Vanguard Total Stock Market Index Fund	2,241,463	362,945	349,592	10,569	261,315		42,641	—	2,526,700
Total	9,250,723	1,220,531	852,936	10,771	836,818		255,554	—	10,469,859

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

26

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Moderate Growth Fund	12.20%	6.23%	8.19%	$21,963
Moderate Growth Composite Index	12.46	6.46	8.43	22,459
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.39	10.26	13.62	35,859

Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

27

LifeStrategy Moderate Growth Fund

Underlying Vanguard Funds

As of October 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	27.8
Vanguard Total International Stock Index Fund Investor Shares	24.2
Vanguard Total International Bond Index Fund Investor Shares	11.8

28

LifeStrategy Moderate Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.2%)
Vanguard Total Stock Market Index Fund Investor Shares	83,411,294	6,257,515

International Stock Fund (24.2%)
Vanguard Total International Stock Index Fund Investor Shares	244,284,189	4,184,588

U.S. Bond Fund (27.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	432,743,347	4,794,796

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	174,658,951	2,040,017
Total Investment Companies (Cost $11,680,993)	17,276,916
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 1.984% (Cost $5,262)	52,613	5,262
Total Investments (100.0%) (Cost $11,686,255)	17,282,178
Other Assets and Liabilities (0.0%)
Other Assets	20,955
Liabilities	(21,158)
(203)
Net Assets (100%)
Applicable to 610,885,500 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,281,975
Net Asset Value Per Share	$28.29

29

LifeStrategy Moderate Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	17,282,178
Receivables for Accrued Income	12,195
Receivables for Capital Shares Issued	7,043
Receivables for Investment Securities Sold	1,717
Total Assets	17,303,133
Liabilities
Payables for Investment Securities Purchased	12,160
Payables for Capital Shares Redeemed	8,998
Total Liabilities	21,158
Net Assets	17,281,975

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	11,573,594
Total Distributable Earnings (Loss)	5,708,381
Net Assets	17,281,975

•      See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	403,696
Other Income	35
Net Investment Income — Note B	403,731
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	20,300
Realized Net Gain (Loss)	20,300
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,440,885
Net Increase (Decrease) in Net Assets Resulting from Operations	1,864,916

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	403,731	363,048
Realized Net Gain (Loss)	20,300	231,346
Change in Unrealized Appreciation (Depreciation)	1,440,885	(598,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,864,916	(3,935)
Distributions
Net Investment Income	(403,675)	(349,025)
Realized Capital Gain[1]	(210,746)	(25,527)
Total Distributions	(614,421)	(374,552)
Capital Share Transactions
Issued	2,533,326	2,887,840
Issued in Lieu of Cash Distributions	587,258	359,042
Redeemed	(2,483,656)	(3,202,388)
Net Increase (Decrease) from Capital Share Transactions	636,928	44,494
Total Increase (Decrease)	1,887,423	(333,993)
Net Assets
Beginning of Period	15,394,552	15,728,545
End of Period	17,281,975	15,394,552

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $30,829,000 and $11,529,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.26	$26.90	$24.10	$24.08	$24.32
Investment Operations
Net Investment Income	.673	1.616	1.556	1.509	.501
Capital Gain Distributions Received	—	.002	1.007	1.010	.017
Net Realized and Unrealized Gain (Loss) on Investments	2.403	(.622)	2.795	.398	(.099)
Total from Investment Operations	3.076	(.004)	3.358	.917	.419
Distributions
Dividends from Net Investment Income	(.684)	(.593)	(.547)	(.505)	(.501)
Distributions from Realized Capital Gains	(.362)	(.043)	(.011)	(.392)	(.158)
Total Distributions	(1.046)	(.636)	(.558)	(.897)	(.659)
Net Asset Value, End of Period	$28.29	$26.26	$26.90	$24.10	$24.08

Total Return[2]	12.20%	-0.08%	14.14%	3.96%	1.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,282	$15,395	$15,729	$13,095	$12,276
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.26%	2.19%	2.16%	2.07%
Portfolio Turnover Rate	9%	12%	6%	9%	16%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016—2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

34

LifeStrategy Moderate Growth Fund

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At October 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	6,881
Total Distributable Earnings (Loss)	(6,881)

35

LifeStrategy Moderate Growth Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	112,458
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	5,595,923

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	11,686,255
Gross Unrealized Appreciation	5,601,167
Gross Unrealized Depreciation	(5,244)
Net Unrealized Appreciation (Depreciation)	5,595,923

E.   Capital shares issued and redeemed were:

	Year Ended October 31,
	2019 Shares (000)	2018 Shares (000)
Issued	94,122	105,956
Issued in Lieu of Cash Distributions	23,094	13,198
Redeemed	(92,590)	(117,516)
Net Increase (Decrease) in Shares Outstanding	24,626	1,638

36

LifeStrategy Moderate Growth Fund

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	1,270	NA1	NA1	2	—	141	—	5,262
Vanguard Total Bond Market II Index Fund	4,292,448	835,214	698,736	(216)	366,086	127,227	—	4,794,796
Vanguard Total International Bond Index Fund	1,862,512	114,302	71,312	263	134,252	55,905	—	2,040,017
Vanguard Total International Stock Index Fund	3,669,374	290,947	72,864	(642)	297,773	115,218	—	4,184,588
Vanguard Total Stock Market Index Fund	5,572,044	609,656	587,852	20,893	642,774	105,205	—	6,257,515
Total	15,397,648	1,850,119	1,430,764	20,300	1,440,885	403,696	—	17,282,178

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

37

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Growth Fund	12.34%	7.01%	9.48%	$24,735
Growth Composite Index	12.68	7.29	9.72	25,293
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.39	10.26	13.62	35,859

Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

38

LifeStrategy Growth Fund

Underlying Vanguard Funds

As of October 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	48.1%
Vanguard Total International Stock Index Fund Investor Shares	32.2
Vanguard Total Bond Market II Index Fund Investor Shares	13.8
Vanguard Total International Bond Index Fund Investor Shares	5.9

39

LifeStrategy Growth Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.1%)
Vanguard Total Stock Market Index Fund Investor Shares	102,058,053	7,656,395

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	298,608,310	5,115,160

U.S. Bond Fund (13.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	198,111,695	2,195,078

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	79,901,644	933,251
Total Investment Companies (Cost $9,666,632)		15,899,884
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.984% (Cost $5,807)	58,065	5,807
Total Investments (100.0%) (Cost $9,672,439)		15,905,691
Other Assets and Liabilities (0.0%)
Other Assets		12,138
Liabilities		(12,224)
		(86)
Net Assets (100%)
Applicable to 455,456,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		15,905,605
Net Asset Value Per Share		$34.92

40

LifeStrategy Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	15,905,691
Receivables for Investment Securities Sold	1,840
Receivables for Capital Shares Issued	4,571
Receivables for Accrued Income	5,727
Total Assets	15,917,829
Liabilities
Payables for Investment Securities Purchased	5,569
Payables for Capital Shares Redeemed	6,655
Total Liabilities	12,224
Net Assets	15,905,605

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	9,584,669
Total Distributable Earnings (Loss)	6,320,936
Net Assets	15,905,605

•      See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	355,197
Other Income	158
Net Investment Income — Note B	355,355
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	9,194
Realized Net Gain (Loss)	9,194
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,381,554
Net Increase (Decrease) in Net Assets Resulting from Operations	1,746,103

See accompanying Notes, which are an integral part of the Financial Statements.

42

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	355,355	323,738
Realized Net Gain (Loss)	9,194	250,009
Change in Unrealized Appreciation (Depreciation)	1,381,554	(546,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,746,103	27,309
Distributions
Net Investment Income	(353,573)	(313,143)
Realized Capital Gain[1]	(234,813)	(6,308)
Total Distributions	(588,386)	(319,451)
Capital Share Transactions
Issued	2,030,916	2,328,787
Issued in Lieu of Cash Distributions	567,619	309,260
Redeemed	(1,990,632)	(2,740,216)
Net Increase (Decrease) from Capital Share Transactions	607,903	(102,169)
Total Increase (Decrease)	1,765,620	(394,311)
Net Assets
Beginning of Period	14,139,985	14,534,296
End of Period	15,905,605	14,139,985

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $32,184,000 and $6,308,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

43

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.44	$33.11	$28.47	$28.74	$29.12
Investment Operations
Net Investment Income	.789[1]	.742[1]	.673[1]	.611	.598
Capital Gain Distributions Received	—	.001[1]	.004[1]	.006	.012
Net Realized and Unrealized Gain (Loss) on Investments	3.029	(.685)	4.632	.354	(.207)
Total from Investment Operations	3.818	.058	5.309	.971	.403
Distributions
Dividends from Net Investment Income	(.798)	(.714)	(.666)	(.603)	(.595)
Distributions from Realized Capital Gains	(.540)	(.014)	(.003)	(.638)	(.188)
Total Distributions	(1.338)	(.728)	(.669)	(1.241)	(.783)
Net Asset Value, End of Period	$34.92	$32.44	$33.11	$28.47	$28.74

Total Return[2]	12.34%	0.09%	18.91%	3.54%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,906	$14,140	$14,534	$11,919	$11,238
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.19%	2.19%	2.20%	2.06%
Portfolio Turnover Rate	6%	10%	6%	5%	13%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

44

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

LifeStrategy Growth Fund

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At October 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	4,379
Total Distributable Earnings (Loss)	(4,379)

46

LifeStrategy Growth Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	87,684
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	6,233,252

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,672,439
Gross Unrealized Appreciation	6,242,541
Gross Unrealized Depreciation	(9,289)
Net Unrealized Appreciation (Depreciation)	6,233,252

E.   Capital shares issued and redeemed were:

	Year Ended October 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	61,416	68,566
Issued in Lieu of Cash Distributions	18,364	9,126
Redeemed	(60,249)	(80,764)
Net Increase (Decrease) in Shares Outstanding	19,531	(3,072)

47

LifeStrategy Growth Fund

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					Oct. 31,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA1	NA1	(4)	—		126	—	5,807
Vanguard Total Bond Market II Index Fund	1,985,363	460,634	421,756	(1,263)	172,100		59,058	—	2,195,078
Vanguard Total International Bond Index Fund	861,351	66,339	55,889	32	61,418		25,708	—	933,251
Vanguard Total International Stock Index Fund	4,493,769	342,163	77,415	—	356,643		141,600	—	5,115,160
Vanguard Total Stock Market Index Fund	6,803,846	423,030	372,303	10,429	791,393		128,705	—	7,656,395
Total	14,144,331	1,292,166	927,363	9,194	1,381,554		355,197	—	15,905,691

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

48

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets and statements of assets and liabilities of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

49

Special 2019 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	27,346
LifeStrategy Conservative Growth Fund	85,556
LifeStrategy Moderate Growth Fund	179,892
LifeStrategy Growth Fund	202,608

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	17,641
LifeStrategy Conservative Growth Fund	78,760
LifeStrategy Moderate Growth Fund	189,134
LifeStrategy Growth Fund	229,334

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
LifeStrategy Income Fund	7.0%
LifeStrategy Conservative Growth Fund	14.4
LifeStrategy Moderate Growth Fund	22.0
LifeStrategy Growth Fund	31.0

The funds designate to shareholders foreign source income and foreign taxes paid as follows:

	Foreign Source Income	Foreign Taxes Paid
Fund	($000)	($000)
LifeStrategy Income Fund	40,652	889
LifeStrategy Conservative Growth Fund	1,011,028	3,846
LifeStrategy Moderate Growth Fund	180,588	9,374
LifeStrategy Growth Fund	178,797	11,434

Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

50

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the LifeStrategy Funds (including the Total Bond Market II Index Fund and Total International Bond Index Fund) and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the LifeStrategy Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the LifeStrategy Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the LifeStrategy Funds or the owners of the LifeStrategy Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the LifeStrategy Funds. Investors acquire the LifeStrategy Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the LifeStrategy Funds. The LifeStrategy Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the LifeStrategy Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the LifeStrategy Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the LifeStrategy Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the LifeStrategy Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the LifeStrategy Funds.

51

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the LifeStrategy Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the LifeStrategy Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE LIFESTRATEGY FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q880 122019

Annual Report | October 31, 2019 Vanguard STAR® Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     For the 12 months ended October 31, 2019, Vanguard STAR Fund returned 12.72%, ahead of the 12.18% return of its composite benchmark.

•     The broad U.S. stock market climbed with support from the Federal Reserve’s accommodative stance and from corporate earnings that largely exceeded investor expectations. International stocks advanced but didn’t keep pace with their U.S. counterparts. U.S. bond prices rose as yields declined.

•     As a “fund of funds,” the STAR Fund reflects the combined results of ten underlying actively managed Vanguard funds. Of those, the seven stock funds made up more than 62% of fund assets.

•     The returns of the five underlying U.S. stock funds ranged from about 10% to more than 15%. For the two underlying international stock funds, Vanguard International Value Fund returned more than 8% and Vanguard International Growth Fund more than 14%.

•     The three U.S. bond funds that make up the remainder of STAR’s holdings generated returns ranging from more than 6% to nearly 25%.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return	$1,000.00	$1,038.44	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.31%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
STAR Fund	12.72%	6.99%	9.00%	$23,671
STAR Composite Index	12.18	6.64	8.50	22,618
Dow Jones U.S. Total Stock Market
Float Adjusted Index	13.39	10.26	13.62	35,859

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup 3 Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

5

STAR Fund

Underlying Vanguard Funds

As of October 31, 2019

Vanguard Windsor™ II Fund Investor Shares	14.1%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.6
Vanguard GNMA Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.4
Vanguard U.S. Growth Fund Investor Shares	12.1
Vanguard International Growth Fund Investor Shares	9.4
Vanguard International Value Fund	9.4
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor Shares	6.1
Vanguard Explorer™ Fund Investor Shares	3.8

6

STAR Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	84,736,016	3,153,875
Vanguard U.S. Growth Fund Investor Shares	64,583,985	2,683,465
Vanguard Windsor Fund Investor Shares	78,767,336	1,713,977
Vanguard PRIMECAP Fund Investor Shares	9,714,460	1,345,064
Vanguard Explorer Fund Investor Shares	8,215,928	835,231
		9,731,612
International Stock Funds (18.8%)
Vanguard International Growth Fund Investor Shares	70,088,969	2,093,558
Vanguard International Value Fund	57,164,812	2,093,375
		4,186,933
U.S. Bond Funds (37.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	249,238,833	2,793,967
Vanguard GNMA Fund Investor Shares	260,754,370	2,758,781
Vanguard Short-Term Investment-Grade Fund Investor Shares	256,187,621	2,754,017
		8,306,765
Total Investment Companies (Cost $14,517,761)		22,225,310
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.984% (Cost $1,845)	18,450	1,845
Total Investments (100.0%) (Cost $14,519,606)		22,227,155
Other Assets and Liabilities (0.0%)
Other Assets		64,199
Liabilities		(66,654)
		(2,455)
Net Assets (100%)
Applicable to 807,938,848 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		22,224,700
Net Asset Value Per Share		$27.51

7

STAR Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	22,227,155
Receivables for Investment Securities Sold	40,507
Receivables for Capital Shares Issued	3,560
Receivables for Accrued Income	20,132
Total Assets	22,291,354
Liabilities
Payables for Investment Securities Purchased	20,132
Payables for Capital Shares Redeemed	46,522
Total Liabilities	66,654
Net Assets	22,224,700

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	13,590,914
Total Distributable Earnings (Loss)	8,633,786
Net Assets	22,224,700

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

8

STAR Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	469,974
Net Investment Income — Note B	469,974
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	960,488
Affiliated Funds Sold	28,089
Realized Net Gain (Loss)	988,577
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,098,776
Net Increase (Decrease) in Net Assets Resulting from Operations	2,557,327

See accompanying Notes, which are an integral part of the Financial Statements.

9

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	469,974	430,097
Realized Net Gain (Loss)	988,577	868,774
Change in Unrealized Appreciation (Depreciation)	1,098,776	(1,168,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,557,327	130,624
Distributions
Net Investment Income	(488,116)	(405,043)
Realized Capital Gain[1]	(818,346)	(556,667)
Total Distributions	(1,306,462)	(961,710)
Capital Share Transactions
Issued	1,219,901	1,734,769
Issued in Lieu of Cash Distributions	1,238,073	916,139
Redeemed	(2,282,638)	(2,291,074)
Net Increase (Decrease) from Capital Share Transactions	175,336	359,834
Total Increase (Decrease)	1,426,201	(471,252)
Net Assets
Beginning of Period	20,798,499	21,269,751
End of Period	22,224,700	20,798,499

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $94,461,000 and $126,242,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.10	$27.15	$24.32	$24.76	$25.27
Investment Operations
Net Investment Income	.576 [1]	.537 [1]	.503 [1]	.470	.523
Capital Gain Distributions Received	1.177 [1]	.711 [1]	.470 [1]	.683	.319
Net Realized and Unrealized Gain (Loss) on Investments	1.310	(1.070)	2.993	(.293)	(.329)
Total from Investment Operations	3.063	.178	3.966	.860	.513
Distributions
Dividends from Net Investment Income	(.613)	(.514)	(.499)	(.477)	(.530)
Distributions from Realized Capital Gains	(1.040)	(.714)	(.637)	(.823)	(.493)
Total Distributions	(1.653)	(1.228)	(1.136)	(1.300)	(1.023)
Net Asset Value, End of Period	$27.51	$26.10	$27.15	$24.32	$24.76

Total Return[2]	12.72%	0.54%	16.96%	3.68%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,225	$20,798	$21,270	$18,715	$18,830
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.32%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.20%	1.98%	1.98%	1.95%	2.06%
Portfolio Turnover Rate	14%	11%	7%	12%	8%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the

12

STAR Fund

underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At October 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	76,627
Total Distributable Earnings (Loss)	(76,627)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	106,482
Undistributed Long-Term Gains	819,755
Capital Loss Carryforwards (Non-Expiring)	—
Net Unrealized Gains (Losses)	7,707,549

13

STAR Fund

As of October 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,519,606
Gross Unrealized Appreciation	7,717,376
Gross Unrealized Depreciation	(9,827)
Net Unrealized Appreciation (Depreciation)	7,707, 549

E.   Capital shares issued and redeemed were:

	Year Ended October 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	46,933	63,732
Issued in Lieu of Cash Distributions	51,615	34,030
Redeemed	(87,627)	(84,239)
Net Increase (Decrease) in Shares Outstanding	10,921	13,523

14

STAR Fund

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA2	NA2	1	—	21	—	1,845
Vanguard Explorer Fund	786,050	119,337	81,685	1,470	10,059	2,201	68,315	835,231
Vanguard GNMA Fund	2,604,411	422,255	403,846	(7,202)	143,163	76,575	—	2,758,781
Vanguard International Growth Fund	1,938,719	168,298	196,094	(238)	182,873	28,357	65,254	2,093,558
Vanguard International Value Fund	1,933,873	180,726	81,559	(5,436)	65,771	50,849	57,164	2,093,375
Vanguard Long-Term Investment-Grade Fund	2,588,373	332,271	624,039	4,282	493,080	106,027	—	2,793,967
Vanguard Morgan™ Growth Fund[3]	1,256,033	329,531	123,787	3,445	(775,712)	9,228	233,344	—
Vanguard PRIMECAP Fund	1,261,409	185,743	151,160	16,001	33,071	13,730	76,983	1,345,064
Vanguard Short-Term Investment-Grade Fund	2,603,243	395,244	329,358	(2,362)	87,250	75,860	—	2,754,017
Vanguard U.S. Growth Fund[3]	1,259,640	300,375	369,713	15,680	802,430	4,201	98,515	2,683,465
Vanguard Windsor Fund	1,609,089	332,625	246,001	2,510	15,754	32,649	142,633	1,713,977
Vanguard Windsor II Fund	2,958,651	543,474	389,225	(62)	41,037	70,276	218,280	3,153,875
Total	20,799,492	3,309,879	2,996,467	28,089	1,098,776	469,974	960,488	22,227,155

1   Does not include adjustments related to return of capital.

2   Not applicable—purchases and sales are for temporary cash investment purposes.

3   In April 2019, Vanguard Morgan Growth Fund reorganized with and into Vanguard U.S. Growth Fund through a tax-free reorganization. As a result of the merger, the fund received shares of Vanguard U.S. Growth Fund valued at $1,340,882,000, which consisted of cost of $689,510,000 and unrealized appreciation of $651,372,000.

G.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

15

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets and statement of assets and liabilities of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

16

Special 2019 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $798,588,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $202,132,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 21.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $85,978,000 and foreign taxes paid of $6,774,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

17

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. 1–5 Year Credit Bond Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the STAR Fund (including the Long-Term Investment-Grade Fund, GNMA Fund, and Short-Term Investment-Grade Fund) and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the STAR Fund. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the STAR Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the STAR Fund or the owners of the STAR Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the STAR Fund. Investors acquire the STAR Fund from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the STAR Fund. The STAR Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the STAR Fund or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the STAR Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the STAR Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the STAR Fund or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the STAR Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the STAR Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the STAR Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE STAR FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

18

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122019

Annual Report | October 31, 2019 Vanguard Total International Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•                  For the 12 months ended October 31, 2019, the Admiral Shares of Vanguard Total International Stock Index Fund returned 11.08%. The U.S. dollar’s value fluctuated and then declined against most other major currencies toward the end of the period, providing a boost to international equities.

•                  Throughout the 12 months, investors contended with economic uncertainty and volatility amid signs of decelerating global growth, ongoing trade disputes, heightened international tensions, and continued uncertainty over how the United Kingdom will exit the European Union.

•                  The fund benefited most from its large allocation to European stocks, particularly in Switzerland. Norway was the only detractor in Europe. Stocks from emerging markets and the Pacific region also made solid contributions to performance.

•                  All ten of the fund’s market sectors gained for the 12 months. Financials, industrials, and consumer goods, the fund’s largest allocations, made the largest contributions to return.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,016.99	$0.86
ETF Shares	1,000.00	1,017.89	0.36
Admiral™ Shares	1,000.00	1,017.64	0.56
Institutional Shares	1,000.00	1,017.78	0.41
Institutional Plus Shares	1,000.00	1,017.74	0.36
Institutional Select Shares	1,000.00	1,017.84	0.23
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Institutional Select Shares	1,000.00	1,024.98	0.23

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2009, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total International Stock Index Fund Investor Shares	10.98%	3.84%	5.05%	$16,372
Spliced Total International Stock Index	11.18	4.15	5.04	16,359

Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2011)	Investment
Total International Stock Index Fund ETF Shares Net Asset Value	11.11%	3.92%	3.74%	$13,800
Total International Stock Index Fund ETF Shares Market Price	11.63	3.88	3.76	13,823
Spliced Total International Stock Index	11.18	4.15	3.80	13,868

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

5

Total International Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/29/2010)	Investment
Total International Stock Index Fund Admiral Shares	11.08%	3.91%	4.69%	$15,055
Spliced Total International Stock Index	11.18	4.15	4.73	15,107

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(11/29/2010)	Investment
Total International Stock Index Fund Institutional Shares	11.10%	3.93%	4.72%	$7,545,295
Spliced Total International Stock Index	11.18	4.15	4.73	7,551,736

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(11/30/2010)	Investment
Total International Stock Index Fund Institutional Plus Shares	11.10%	3.95%	4.87%	$152,846,351
Spliced Total International Stock Index	11.18	4.15	4.86	152,714,584

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $3,000,000,000
	Year	(6/24/2016)	Investment
Total International Stock Index Fund Institutional Select Shares	11.13%	9.73%	$4,094,841,382
FTSE Global All Cap ex US Index	11.18	9.65	4,084,869,642

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

6

Total International Stock Index Fund

Cumulative Returns of ETF Shares: January 26, 2011, Through October 31, 2019

			Since
	One	Five	Inception
	Year	Years	(1/26/2011)
Total International Stock Index Fund ETF Shares Market Price	11.63%	20.95%	38.23%
Total International Stock Index Fund ETF Shares Net Asset Value	11.11	21.19	38.00
Spliced Total International Stock Index	11.18	22.56	38.68

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

7

Total International Stock Index Fund

Sector Diversification

As of October 31, 2019

Basic Materials	6.7%
Consumer Goods	14.4
Consumer Services	9.1
Financials	24.5
Health Care	8.7
Industrials	14.7
Oil & Gas	6.3
Other	0.0
Technology	8.9
Telecommunications	3.4
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

8

Total International Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Argentina †			—	0.0%

Australia
	Commonwealth Bank of Australia	28,482,698	1,544,337	0.4%
	CSL Ltd.	7,276,349	1,283,232	0.3%
	BHP Group Ltd.	47,385,701	1,161,542	0.3%
	Westpac Banking Corp.	56,136,612	1,089,922	0.3%
§,1	Australia—Other †		14,038,575	3.5%
			19,117,608	4.8%

§,1Austria†			841,073	0.2%

Belgium
	Anheuser-Busch InBev SA/NV	12,393,032	1,000,345	0.2%
	Belgium—Other †		1,933,721	0.5%
			2,934,066	0.7%
Brazil
	Sinotrans Ltd. Class A	3,042,300	1,805	0.0%
[1]	Brazil—Other †		7,849,511	2.0%
			7,851,316	2.0%
Canada
	Royal Bank of Canada	23,184,228	1,870,088	0.5%
	Toronto-Dominion Bank	29,648,650	1,693,019	0.4%
	Enbridge Inc. (XTSE)	31,784,315	1,157,614	0.3%
	Bank of Nova Scotia	19,782,613	1,134,598	0.3%
	Canadian National Railway Co. (Toronto Shares)	11,663,664	1,043,185	0.3%
§,1	Canada—Other †		19,546,765	4.9%
			26,445,269	6.7%

Chile †			867,844	0.2%

9

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
*	Alibaba Group Holding Ltd. ADR	23,038,962	4,070,293	1.0%
	Tencent Holdings Ltd.	91,847,381	3,725,598	1.0%
	China Construction Bank Corp.	1,495,577,324	1,198,362	0.3%
	Ping An Insurance Group Co. of China Ltd.	88,469,698	1,021,099	0.3%
	Industrial & Commercial Bank of China Ltd.	1,262,963,436	904,779	0.2%
	China Mobile Ltd.	85,000,397	690,773	0.2%
	Bank of China Ltd.	1,234,231,199	503,301	0.1%
	CNOOC Ltd.	255,564,836	380,345	0.1%
	China Life Insurance Co. Ltd.	120,364,802	309,541	0.1%
	China Petroleum & Chemical Corp.	416,615,280	236,960	0.1%
	Agricultural Bank of China Ltd.	499,775,854	205,660	0.1%
	China Overseas Land & Investment Ltd.	61,553,022	194,230	0.1%
	China Resources Land Ltd.	42,907,094	182,479	0.1%
	PetroChina Co. Ltd.	333,569,579	162,669	0.1%
	PICC Property & Casualty Co. Ltd.	108,257,969	137,003	0.1%
	China Resources Beer Holdings Co. Ltd.	25,244,884	129,431	0.1%
	China Shenhua Energy Co. Ltd.	56,151,006	114,039	0.1%
	CITIC Ltd.	78,536,192	103,313	0.0%
[1]	Postal Savings Bank of China Co. Ltd.	150,128,329	96,257	0.0%
	China Telecom Corp. Ltd.	223,153,576	94,931	0.0%
	China CITIC Bank Corp. Ltd.	139,031,455	80,591	0.0%
	China Resources Gas Group Ltd.	12,928,649	77,951	0.0%
	Sinopharm Group Co. Ltd.	19,102,000	68,409	0.0%
*	Alibaba Health Information Technology Ltd.	61,490,627	61,890	0.0%
[1]	People’s Insurance Co. Group of China Ltd.	132,516,929	55,813	0.0%
	China Communications Construction Co. Ltd.	73,127,149	55,668	0.0%
	China Taiping Insurance Holdings Co. Ltd.	23,284,139	52,345	0.0%
[1]	CGN Power Co. Ltd.	177,966,885	46,222	0.0%
	Dongfeng Motor Group Co. Ltd.	45,873,396	46,016	0.0%
	Agricultural Bank of China Ltd. Class A	87,610,600	45,299	0.0%
	Kunlun Energy Co. Ltd.	47,721,154	44,416	0.0%
	CRRC Corp. Ltd.	65,160,919	43,582	0.0%
	China Oilfield Services Ltd.	30,457,604	42,405	0.0%
	Industrial & Commercial Bank of China Ltd. Class A	46,302,670	38,864	0.0%
	China Resources Cement Holdings Ltd.	35,475,470	38,849	0.0%
	China Resources Power Holdings Co. Ltd.	30,420,592	38,231	0.0%
	China Railway Group Ltd.	60,750,481	36,615	0.0%
*	Alibaba Pictures Group Ltd.	211,732,793	34,728	0.0%
	China Railway Construction Corp. Ltd.	31,713,870	34,688	0.0%
	China Merchants Port Holdings Co. Ltd.	21,072,510	32,948	0.0%
	Huaneng Renewables Corp. Ltd.	82,119,550	31,351	0.0%
^,1	China International Capital Corp. Ltd.	17,064,149	31,116	0.0%
[1]	China Galaxy Securities Co. Ltd.	59,564,265	30,371	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	8,117,299	30,120	0.0%
	China Longyuan Power Group Corp. Ltd.	54,509,346	29,448	0.0%
	China Cinda Asset Management Co. Ltd.	141,680,035	29,391	0.0%
	China State Construction International Holdings Ltd.	29,037,666	26,742	0.0%
	Air China Ltd.	29,779,059	26,292	0.0%
[1]	China Huarong Asset Management Co. Ltd.	175,669,742	25,935	0.0%
	Beijing Capital International Airport Co. Ltd.	27,155,690	25,720	0.0%
[1]	China Resources Pharmaceutical Group Ltd.	26,668,784	24,629	0.0%
	China Yangtze Power Co. Ltd. Class A	9,487,456	24,071	0.0%
	Bank of China Ltd. Class A	42,110,688	22,131	0.0%

10

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China State Construction Engineering Corp. Ltd. Class A	27,726,763	20,648	0.0%
	AviChina Industry & Technology Co. Ltd.	39,529,156	18,672	0.0%
	China Southern Airlines Co. Ltd.	28,515,338	17,549	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	60,613,134	16,741	0.0%
	China International Travel Service Corp. Ltd. Class A	1,296,670	16,637	0.0%
	China Reinsurance Group Corp.	101,563,251	16,569	0.0%
	CRRC Corp. Ltd. Class A	16,136,228	16,497	0.0%
	China Power International Development Ltd.	71,947,907	15,025	0.0%
	China Life Insurance Co. Ltd. Class A	3,152,302	14,965	0.0%
[1]	China Railway Signal & Communication Corp. Ltd.	25,057,867	14,959	0.0%
*	China Eastern Airlines Corp. Ltd.	28,341,903	14,135	0.0%
	China Coal Energy Co. Ltd.	34,304,267	13,680	0.0%
[1]	Sinopec Engineering Group Co. Ltd.	23,702,780	13,540	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,975,298	13,222	0.0%
	China Petroleum & Chemical Corp. Class A	18,676,981	12,998	0.0%
	China Overseas Property Holdings Ltd.	20,964,808	12,802	0.0%
	China CITIC Bank Corp. Ltd. Class A	13,997,684	12,186	0.0%
	Daqin Railway Co. Ltd. Class A	10,387,855	11,259	0.0%
	China Agri-Industries Holdings Ltd.	33,205,566	10,940	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	5,817,623	10,503	0.0%
	China Construction Bank Corp. Class A	9,946,596	10,300	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	15,029,868	10,222	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A	12,389,544	10,203	0.0%
	China Shenhua Energy Co. Ltd. Class A	3,857,466	10,100	0.0%
	Sinotrans Ltd.	31,872,377	9,371	0.0%
^	Angang Steel Co. Ltd.	27,719,390	9,273	0.0%
	Metallurgical Corp. of China Ltd.	40,414,700	8,556	0.0%
	China Railway Construction Corp. Ltd. Class A	6,204,000	8,270	0.0%
	China National Nuclear Power Co. Ltd. Class A	9,676,500	6,951	0.0%
	Huadian Fuxin Energy Corp. Ltd.	35,452,617	6,861	0.0%
	China BlueChemical Ltd.	27,507,479	6,694	0.0%
	Sinopec Kantons Holdings Ltd.	13,878,826	5,658	0.0%
	Metallurgical Corp. of China Ltd. Class A	13,631,700	5,306	0.0%
	China Machinery Engineering Corp.	13,202,836	5,202	0.0%
	Power Construction Corp. of China Ltd. Class A	7,632,209	4,836	0.0%
	Dah Chong Hong Holdings Ltd.	10,563,733	4,820	0.0%
*	Sinopec Oilfield Service Corp.	42,980,225	4,599	0.0%
	China Foods Ltd.	10,732,535	4,411	0.0%
	AVIC Aircraft Co. Ltd. Class A	1,720,100	3,665	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A	4,363,921	3,415	0.0%
	China National Chemical Engineering Co. Ltd. Class A	3,811,480	3,237	0.0%
	China National Accord Medicines Corp. Ltd. Class B	862,500	3,085	0.0%
	China Communications Construction Co. Ltd. Class A	2,224,845	2,974	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	13,368,594	2,843	0.0%
	China Southern Airlines Co. Ltd. Class A	2,986,800	2,825	0.0%
	Dongxing Securities Co. Ltd. Class A	1,798,122	2,777	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	3,224,600	2,761	0.0%
*	Harbin Electric Co. Ltd.	10,758,569	2,742	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	655,041	2,741	0.0%
*	China Eastern Airlines Corp. Ltd. Class A	3,649,900	2,684	0.0%
*	China Great Wall Securities Co. Ltd. Class A	1,579,200	2,663	0.0%
	Zhongjin Gold Corp. Ltd. Class A	2,239,200	2,631	0.0%

11

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Grandjoy Holdings Group Co. Ltd. Class A	2,405,546	2,623	0.0%
	Unisplendour Corp. Ltd. Class A	612,723	2,555	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd	3,299,622	2,490	0.0%
	Sinofert Holdings Ltd.	23,445,479	2,390	0.0%
	Shanghai Electric Power Co. Ltd. Class A	2,148,803	2,296	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A	1,579,217	2,263	0.0%
	China Spacesat Co. Ltd. Class A	752,400	2,233	0.0%
	China Merchants Land Ltd.	15,665,717	2,214	0.0%
	China Coal Energy Co. Ltd. Class A	3,289,730	2,186	0.0%
	CITIC Resources Holdings Ltd.	33,082,891	2,149	0.0%
	China Galaxy Securities Co. Ltd. Class A	1,387,700	2,113	0.0%
	AVICOPTER plc Class A	328,297	2,107	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,647,054	1,926	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	4,886,576	1,916	0.0%
	Air China Ltd. Class A	1,612,300	1,900	0.0%
	Sinochem International Corp. Class A	2,540,980	1,811	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,843,606	1,809	0.0%
	China National Medicines Corp. Ltd. Class A	496,088	1,767	0.0%
	Cinda Real Estate Co. Ltd. Class A	3,153,901	1,715	0.0%
*	Shennan Circuits Co. Ltd. Class A	78,596	1,659	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	2,894,600	1,628	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	1,156,300	1,570	0.0%
*	Sinopec Oilfield Service Corp. Class A	4,964,200	1,559	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	3,143,545	1,477	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd Class A (XSSC)	651,300	1,443	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,237,204	1,391	0.0%
	FAW CAR Co. Ltd. Class A	1,156,285	1,357	0.0%
	China National Accord Medicines Corp. Ltd. Class A	201,089	1,330	0.0%
	Poly Culture Group Corp. Ltd.	1,776,688	1,325	0.0%
*	China Merchants Port Group Co. Ltd. Class A	521,300	1,270	0.0%
	Minmetals Land Ltd.	8,707,606	1,230	0.0%
*	China Aluminum International Engineering Corp. Ltd. Class A	1,451,500	1,134	0.0%
	ADAMA Ltd. Class A	879,588	1,119	0.0%
	Bluestar Adisseo Co. Class A	694,460	999	0.0%
	Grinm Advanced Materials Co. Ltd. Class A	568,800	825	0.0%
	China West Construction Group Co. Ltd. Class A	482,477	751	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	867,880	612	0.0%
*	SGIS Songshan Co. Ltd. Class A	1,159,800	568	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A	219,900	512	0.0%
*	China Chengtong Development Group Ltd.	18,032,993	448	0.0%
	China Oilfield Services Ltd. Class A	198,600	415	0.0%
	China Merchants Port Group Co. Ltd. Class B	344,956	409	0.0%
	Angang Steel Co. Ltd. Class A	671,320	285	0.0%
§,1	China—Other †		13,963,078	3.5%
			30,288,970	7.6%

Colombia †			435,169	0.1%

[1]Czech Republic †			142,426	0.0%

12

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Denmark
	Novo Nordisk A/S Class B	26,601,291	1,462,771	0.4%
§,1	Denmark—Other †		3,019,964	0.7%
			4,482,735	1.1%

Egypt †			207,549	0.1%

Finland †			3,114,290	0.8%

France
	TOTAL SA	38,818,453	2,052,286	0.5%
	LVMH Moet Hennessy Louis Vuitton SE	4,006,348	1,710,954	0.4%
	Sanofi	17,436,735	1,607,460	0.4%
	Airbus SE	8,859,145	1,270,933	0.3%
§,1	France—Other †		19,590,432	5.0%
			26,232,065	6.6%
Germany
	SAP SE	15,590,628	2,065,804	0.5%
	Allianz SE	6,787,203	1,657,607	0.4%
	Siemens AG	12,181,632	1,405,776	0.4%
	Bayer AG	15,024,740	1,165,575	0.3%
	BASF SE	14,721,818	1,119,154	0.3%
	adidas AG	3,146,906	972,804	0.2%
[1]	Germany—Other †		13,826,886	3.5%
			22,213,606	5.6%

§Greece †			372,098	0.1%

Hong Kong
	AIA Group Ltd.	194,661,102	1,938,479	0.5%
	BOC Hong Kong Holdings Ltd.	57,645,191	198,047	0.1%
[1]	BOC Aviation Ltd.	3,421,790	32,147	0.0%
	Nexteer Automotive Group Ltd.	13,134,497	12,242	0.0%
	CITIC Telecom International Holdings Ltd.	23,292,811	8,842	0.0%
*,^	MMG Ltd.	37,085,972	7,721	0.0%
	China Travel International Investment Hong Kong Ltd.	39,338,718	6,210	0.0%
^,1	CGN New Energy Holdings Co. Ltd.	21,118,940	3,171	0.0%
^	Shenwan Hongyuan HK Ltd.	5,211,709	769	0.0%
§,1	Hong Kong—Other †		7,303,829	1.8%
			9,511,457	2.4%

Hungary †			291,400	0.1%

India
	Reliance Industries Ltd.	50,007,202	1,030,714	0.3%
	Nestle India Ltd.	374,975	78,916	0.0%
§,1	India—Other †		8,808,803	2.2%
			9,918,433	2.5%

Indonesia †			2,022,110	0.5%

13

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
§Ireland †			922,019	0.2%

Israel †			1,425,450	0.4%

Italy
[1]	Pirelli & C SPA	6,966,407	40,272	0.0%
§,1	Italy—Other †		6,788,253	1.7%
			6,828,525	1.7%
Japan
	Toyota Motor Corp.	40,129,444	2,784,216	0.7%
	Sony Corp.	20,127,509	1,225,144	0.3%
	Mitsubishi UFJ Financial Group Inc.	200,638,087	1,040,166	0.3%
	SoftBank Group Corp.	26,064,553	1,002,610	0.2%
	Japan—Other †		61,839,551	15.6%
			67,891,687	17.1%

Kuwait †			743,901	0.2%

Luxembourg †			3,704	0.0%

Malaysia
	Nestle Malaysia Bhd.	1,018,970	35,264	0.0%
§,1	Malaysia—Other †		2,438,374	0.6%
			2,473,638	0.6%

§Malta †			—	0.0%

[1]Mexico †			2,666,192	0.7%

Netherlands
	ASML Holding NV	6,433,957	1,686,452	0.4%
	Unilever NV	23,343,555	1,379,776	0.3%
§,1	Netherlands—Other †		6,247,586	1.6%
			9,313,814	2.3%

New Zealand †			989,804	0.3%

Norway
[1]	Elkem ASA	4,066,601	9,665	0.0%
§,1	Norway—Other †		2,161,493	0.5%
			2,171,158	0.5%
Other[2]
[3]	Vanguard FTSE Emerging Markets ETF	15,759,336	659,528	0.2%

Pakistan †			105,015	0.0%

Peru †			52,810	0.0%

§,1Philippines †			1,217,443	0.3%

§,1Poland †			980,149	0.2%

14

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Portugal †			504,989	0.1%

Qatar †			982,964	0.2%

[1]Russia †			3,814,239	1.0%

Saudi Arabia †			1,865,731	0.5%

§Singapore †			3,624,786	0.9%

South Africa
	Naspers Ltd.	6,949,396	983,399	0.2%
§,1	South Africa—Other †		3,876,303	1.0%
			4,859,702	1.2%
South Korea
	Samsung Electronics Co. Ltd.	75,229,620	3,251,413	0.8%
	Tongyang Life Insurance Co. Ltd.	436,665	1,375	0.0%
§,1	South Korea—Other †		9,125,496	2.3%
			12,378,284	3.1%
Spain
	Banco Santander SA (XMAD)	254,992,184	1,023,881	0.3%
*	Iberdrola SA	94,667,802	973,101	0.2%
§,1	Spain—Other †		5,195,756	1.3%
			7,192,738	1.8%

[1]Sweden†			7,765,355	2.0%

Switzerland
	Nestle SA	46,504,971	4,975,164	1.3%
	Roche Holding AG	11,122,732	3,347,453	0.8%
	Novartis AG	34,637,759	3,026,484	0.8%
§,1	Switzerland—Other †		11,249,423	2.8%
			22,598,524	5.7%

Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	386,254,768	3,785,221	1.0%
§	Taiwan—Other †		9,571,382	2.4%
			13,356,603	3.4%

§Thailand †			3,419,830	0.9%

§,1Turkey †			655,767	0.2%

§United Arab Emirates †			817,180	0.2%

United Kingdom
	HSBC Holdings plc	325,835,039	2,461,727	0.6%
	AstraZeneca plc	21,126,755	2,060,229	0.5%
	BP plc	320,480,650	2,032,290	0.5%
	Royal Dutch Shell plc Class A (XLON)	69,073,895	2,002,326	0.5%
	GlaxoSmithKline plc	78,817,393	1,805,313	0.5%

15

Total International Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Royal Dutch Shell plc Class B		59,660,184	1,718,205	0.4%
	Diageo plc		37,579,488	1,538,169	0.4%
	British American Tobacco plc		36,059,488	1,261,216	0.3%
	Unilever plc		17,523,235	1,049,276	0.3%
§,1	United Kingdom—Other †			27,554,827	7.0%
				43,483,578	11.0%
	Total Common Stocks (Cost $358,720,198)			393,054,591	99.0%[4]
	Corporate Bonds (Cost $398) †			410	0.0%

		Coupon
	Temporary Cash Investments
	Money Market Fund
[5,6]	Vanguard Market Liquidity Fund	1.984%	86,386,504	8,639,514	2.1%

	7U.S. Government and Agency Obligations †			259,419	0.1%
	Total Temporary Cash Investments (Cost $8,898,029)			8,898,933	2.2%[4]
	Total Investments (Cost $367,618,625)			401,953,934	101.2%

				Amount
				($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			18,073
	Receivables for Investment Securities Sold			505
	Receivables for Accrued Income			1,333,067
	Receivables for Capital Shares Issued			127,369
	Variation Margin Receivable—Futures Contracts			7,907
	Unrealized Appreciation—Forward Currency Contracts			53,188
	Other Assets[8]			469,844
	Total Other Assets			2,009,953	0.5%
	Liabilities
	Payables for Investment Securities Purchased			(49,509)
	Collateral for Securities on Loan			(6,403,551)
	Payables for Capital Shares Redeemed			(203,101)
	Payables to Vanguard			(69,994)
	Variation Margin Payable—Futures Contracts			(17,090)
	Unrealized Depreciation—Forward Currency Contracts			(12,100)
	Other Liabilities			(28,758)
	Total Liabilities			(6,784,103)	(1.7%	)
	Net Assets			397,179,784	100.0%

16

Total International Stock Index Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	367,427,066
Total Distributable Earnings (Loss)	29,752,718
Net Assets	397,179,784

Investor Shares—Net Assets
Applicable to 8,684,945,196 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,795,226
Net Asset Value Per Share—Investor Shares	$17.13

ETF Shares—Net Assets
Applicable to 305,695,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,292,925
Net Asset Value Per Share—ETF Shares	$53.30

Admiral Shares—Net Assets
Applicable to 2,662,933,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,314,219
Net Asset Value Per Share—Admiral Shares	$28.66

Institutional Shares—Net Assets
Applicable to 292,094,791 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,475,971
Net Asset Value Per Share—Institutional Shares	$114.61

Institutional Plus Shares—Net Assets
Applicable to 1,036,944,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,864,861
Net Asset Value Per Share—Institutional Plus Shares	$114.63

17

Total International Stock Index Fund

Amount
($000)
Institutional Select Shares—Net Assets
Applicable to 28,459,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,436,582
Net Asset Value Per Share—Institutional Select Shares	$120.75

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,040,756,000. § Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $6,208,992,000, representing 1.6% of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.

5   Collateral of $6,403,551,000 was received for securities on loan.

6   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7   Securities with a value of $207,276,000 have been segregated as initial margin for open futures contracts.

8   Cash of $4,040,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2019	29,316		1,180,016	32,223
Topix Index	December 2019	5,935		916,988	74,623
MSCI Emerging Markets Index	December 2019	14,726		766,783	8,594
FTSE 100 Index	December 2019	6,885		646,235	(4,199)
S&P ASX 200 Index	December 2019	2,861		327,341	(731)
S&P TSX 60 Index	December 2019	2,062		308,384	(3,319)
					107,191

18

Total International Stock Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	12/24/19	EUR	1,231,083	USD	1,364,674	13,908	—
Bank of America, N.A.	12/16/19	JPY	113,998,905	USD	1,060,869	—	(1,881)
Bank of America, N.A.	12/24/19	GBP	649,563	USD	809,512	33,571	—
Toronto-Dominion Bank	12/24/19	AUD	610,527	USD	419,694	1,799	—
Bank of America, N.A.	12/24/19	CAD	388,810	USD	293,960	1,338	—
BNP Paribas	12/30/19	USD	419,980	JPY	44,927,397	2,101	—
Morgan Stanley Capital Services LLC	12/24/19	USD	331,032	EUR	300,000	—	(4,912)
Credit Suisse International	12/24/19	USD	213,181	GBP	165,391	—	(1,486)
Toronto-Dominion Bank	12/30/19	USD	170,491	JPY	18,510,172	—	(1,676)
BNP Paribas	12/24/19	USD	119,690	GBP	92,753	—	(697)
Credit Suisse International	12/24/19	USD	110,666	EUR	99,340	—	(577)
Barclays Bank plc	12/30/19	USD	103,460	JPY	11,072,603	471	—
Credit Suisse International	12/30/19	USD	71,770	JPY	7,769,616	—	(497)
Citibank, N.A.	12/24/19	USD	45,869	AUD	66,982	—	(374)
						53,188	(12,100)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At October 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $34,712,000 and cash of $800,000 in connection with open forward currency contracts.

After October 31, 2019, the counterparty posted additional collateral of $14,953,000 in connection with open forward currency contracts as of October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	11,877,171
Dividends—Affiliated Issuers	17,956
Interest—Unaffiliated Issuers	5,673
Interest—Affiliated Issuers	75,502
Securities Lending—Net	230,079
Total Income	12,206,381
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,322
Management and Administrative—Investor Shares	202,143
Management and Administrative—ETF Shares	7,708
Management and Administrative—Admiral Shares	65,574
Management and Administrative—Institutional Shares	20,138
Management and Administrative—Institutional Plus Shares	60,702
Management and Administrative—Institutional Select Shares	2,488
Marketing and Distribution—Investor Shares	14,718
Marketing and Distribution—ETF Shares	578
Marketing and Distribution—Admiral Shares	4,251
Marketing and Distribution—Institutional Shares	1,194
Marketing and Distribution—Institutional Plus Shares	1,596
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	25,454
Auditing Fees	307
Shareholders’ Reports—Investor Shares	1,517
Shareholders’ Reports—ETF Shares	262
Shareholders’ Reports—Admiral Shares	544
Shareholders’ Reports—Institutional Shares	237
Shareholders’ Reports—Institutional Plus Shares	82
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	166
Total Expenses	422,981
Net Investment Income	11,783,400
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	644,345
Investment Securities Sold—Affiliated Issuers	703

20

Total International Stock Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2019
($000)
Futures Contracts	197,539
Forward Currency Contracts	(218,895)
Foreign Currencies	(45,675)
Realized Net Gain (Loss)	578,017
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers[3]	26,235,482
Investment Securities Sold—Affiliated Issuers	63,482
Futures Contracts	258,795
Forward Currency Contracts	136,333
Foreign Currencies	2,598
Change in Unrealized Appreciation (Depreciation)	26,696,690
Net Increase (Decrease) in Net Assets Resulting from Operations	39,058,107

1   Dividends are net of foreign withholding taxes of $1,126,012,000.

2   Includes $4,407,268,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

3   The change in unrealized appreciation (depreciation) is net of deferred foreign capital gain taxes of $25,887,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,783,400	9,788,436
Realized Net Gain (Loss)	578,017	(595,636)
Change in Unrealized Appreciation (Depreciation)	26,696,690	(40,894,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,058,107	(31,701,484)
Distributions
Net Investment Income
Investor Shares	(4,100,371)	(3,404,298)
ETF Shares	(381,379)	(303,751)
Admiral Shares	(2,146,982)	(1,923,623)
Institutional Shares	(953,127)	(869,323)
Institutional Plus Shares	(3,219,406)	(2,657,567)
Institutional Select Shares	(215,376)	(255,719)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(11,016,641)	(9,414,281)
Capital Share Transactions
Investor Shares	12,013,558	25,227,334
ETF Shares	4,918,475	2,055,478
Admiral Shares	5,708,579	8,337,370
Institutional Shares	2,569,424	2,408,468
Institutional Plus Shares	16,577,443	16,762,065
Institutional Select Shares	(8,994,903)	7,035,833
Net Increase (Decrease) from Capital Share Transactions	32,792,576	61,826,548
Total Increase (Decrease)	60,834,042	20,710,783
Net Assets
Beginning of Period	336,345,742	315,634,959
End of Period	397,179,784	336,345,742

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.91	$17.91	$14.88	$15.11	$16.31
Investment Operations
Net Investment Income	.524 [1]	.500 [1]	.444 [1]	.422	.423
Net Realized and Unrealized Gain (Loss) on Investments	1.186	(2.016)	3.028	(.243)	(1.206)
Total from Investment Operations	1.710	(1.516)	3.472	.179	(.783)
Distributions
Dividends from Net Investment Income	(.490)	(.484)	(.442)	(.409)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.490)	(.484)	(.442)	(.409)	(.417)
Net Asset Value, End of Period	$17.13	$15.91	$17.91	$14.88	$15.11

Total Return[2]	10.98%	-8.71%	23.70%	1.31%	-4.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148,795	$126,319	$116,279	$87,010	$74,444
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.81%	2.73%	2.95%	2.73%
Portfolio Turnover Rate[3]	4%	3%	3%	3%	3%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$49.50	$55.70	$46.28	$47.00	$50.75
Investment Operations
Net Investment Income	1.677 [1]	1.612 [1]	1.420 [1]	1.344	1.346
Net Realized and Unrealized Gain (Loss) on Investments	3.696	(6.269)	9.404	(.763)	(3.767)
Total from Investment Operations	5.373	(4.657)	10.824	.581	(2.421)
Distributions
Dividends from Net Investment Income	(1.573)	(1.543)	(1.404)	(1.301)	(1.329)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.573)	(1.543)	(1.404)	(1.301)	(1.329)
Net Asset Value, End of Period	$53.30	$49.50	$55.70	$46.28	$47.00

Total Return	11.11%	-8.63%	23.76%	1.39%	-4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,293	$10,389	$9,670	$6,377	$4,930
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.89%	2.79%	3.02%	2.79%
Portfolio Turnover Rate[2]	4%	3%	3%	3%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.61	$29.95	$24.89	$25.27	$27.29
Investment Operations
Net Investment Income	.892 [1]	.858 [1]	.761 [1]	.722	.726
Net Realized and Unrealized Gain (Loss) on Investments	1.993	(3.369)	5.053	(.400)	(2.032)
Total from Investment Operations	2.885	(2.511)	5.814	.322	(1.306)
Distributions
Dividends from Net Investment Income	(.835)	(.829)	(.754)	(.702)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.835)	(.829)	(.754)	(.702)	(.714)
Net Asset Value, End of Period	$28.66	$26.61	$29.95	$24.89	$25.27

Total Return[2]	11.08%	-8.63%	23.73%	1.40%	-4.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,314	$65,363	$65,249	$45,154	$37,841
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.87%	2.79%	3.02%	2.80%
Portfolio Turnover Rate[3]	4%	3%	3%	3%	3%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$106.43	$119.77	$99.52	$101.07	$109.12
Investment Operations
Net Investment Income	3.597 [1]	3.461 [1]	3.062 [1]	2.907	2.923
Net Realized and Unrealized Gain (Loss) on Investments	7.960	(13.460)	20.229	(1.632)	(8.098)
Total from Investment Operations	11.557	(9.999)	23.291	1.275	(5.175)
Distributions
Dividends from Net Investment Income	(3.377)	(3.341)	(3.041)	(2.825)	(2.875)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.377)	(3.341)	(3.041)	(2.825)	(2.875)
Net Asset Value, End of Period	$114.61	$106.43	$119.77	$99.52	$101.07

Total Return	11.10%	-8.60%	23.78%	1.39%	-4.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,476	$28,563	$29,794	$19,692	$16,038
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.27%	2.90%	2.81%	3.04%	2.82%
Portfolio Turnover Rate[2]	4%	3%	3%	3%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$106.45	$119.79	$99.54	$101.08	$109.14
Investment Operations
Net Investment Income	3.617 [1]	3.470 [1]	3.086 [1]	2.926	2.954
Net Realized and Unrealized Gain (Loss) on Investments	7.947	(13.454)	20.228	(1.622)	(8.108)
Total from Investment Operations	11.564	(9.984)	23.314	1.304	(5.154)
Distributions
Dividends from Net Investment Income	(3.384)	(3.356)	(3.064)	(2.844)	(2.906)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.384)	(3.356)	(3.064)	(2.844)	(2.906)
Net Asset Value, End of Period	$114.63	$106.45	$119.79	$99.54	$101.08

Total Return	11.10%	-8.58%	23.80%	1.42%	-4.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,865	$94,242	$88,781	$64,511	$53,318
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.29%	2.91%	2.83%	3.06%	2.85%
Portfolio Turnover Rate[2]	4%	3%	3%	3%	3%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Total International Stock Index Fund

Financial Highlights

Institutional Select Shares

For a Share Outstanding	Year Ended October 31,			June 24, 2016[1] to Oct. 31,
Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$112.10	$126.15	$104.82	$97.20
Investment Operations
Net Investment Income	3.421 [2]	3.679 [2]	3.303 [2]	.914
Net Realized and Unrealized Gain (Loss) on Investments	8.783	(14.163)	21.274	7.340
Total from Investment Operations	12.204	(10.484)	24.577	8.254
Distributions
Dividends from Net Investment Income	(3.554)	(3.566)	(3.247)	(.634)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.554)	(3.566)	(3.247)	(.634)
Net Asset Value, End of Period	$120.75	$112.10	$126.15	$104.82

Total Return	11.13%	-8.56%	23.83%	8.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,437	$11,470	$5,863	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%[3]
Ratio of Net Investment Income to Average Net Assets	2.98%	2.93%	2.85%	3.09%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	3%[5]

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5   Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the

29

Total International Stock Index Fund

fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

30

Total International Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

31

Total International Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $18,073,000, representing less than 0.01% of the fund’s net assets and 7.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	37,274,163	1,042,668	1,769
Common Stocks—Other	8,134,108	346,529,607	72,276
Corporate Bonds	—	410	—
Temporary Cash Investments	8,639,514	259,419	—
Futures Contracts—Assets[1]	7,907	—	—
Futures Contracts—Liabilities[1]	(17,090)	—	—
Forward Currency Contracts—Assets	—	53,188	—
Forward Currency Contracts—Liabilities	—	(12,100)	—
Total	54,038,602	347,873,192	74,045

1   Represents variation margin on the last day of the reporting period.

32

Total International Stock Index Fund

D.           At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	7,907	—	7,907
Unrealized Appreciation—Forward Currency Contracts	—	53,188	53,188
Total Asset	7,907	53,188	61,095

Variation Margin Payable—Futures Contracts	(17,090)	—	(17,090)
Unrealized Depreciation—Forward Currency Contracts	—	(12,100)	(12,100)
Total Liabilities	(17,090)	(12,100)	(29,190)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	197,539	—	197,539
Forward Currency Contracts	—	(218,895)	(218,895)
Realized Net Gain (Loss) on Derivatives	197,539	(218,895)	(21,356)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	258,795	—	258,795
Forward Currency Contracts	—	136,333	136,333
Change in Unrealized Appreciation (Depreciation) on Derivatives	258,795	136,333	395,128

33

Total International Stock Index Fund

E.           Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	4,428,100
Total Distributable Earnings (Loss)	(4,428,100)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,478,288
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(6,449,980)
Net Unrealized Gains (Losses)	32,769,449

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	369,241,858
Gross Unrealized Appreciation	82,554,408
Gross Unrealized Depreciation	(49,771,759)
Net Unrealized Appreciation (Depreciation)	32,782,649

F.            During the year ended October 31, 2019, the fund purchased $57,596,338,000 of investment securities and sold $23,003,647,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,542,384,000 and $8,967,838,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Total International Stock Index Fund

G.          Capital share transactions for each class of shares were:

	Year Ended October 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	16,308,384	1,002,637	27,590,638	1,566,645
Issued in Lieu of Cash Distributions	4,095,575	253,737	3,397,211	192,809
Redeemed[1]	(8,390,401)	(510,872)	(5,760,515)	(314,073)
Net Increase (Decrease)—Investor Shares	12,013,558	745,502	25,227,334	1,445,381
ETF Shares
Issued	4,918,475	95,817	2,055,484	36,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(6)	—
Net Increase (Decrease)—ETF Shares	4,918,475	95,817	2,055,478	36,270
Admiral Shares
Issued[1]	17,359,372	633,623	17,600,048	587,059
Issued in Lieu of Cash Distributions	1,855,233	68,721	1,685,081	57,162
Redeemed	(13,506,026)	(495,508)	(10,947,759)	(366,624)
Net Increase (Decrease)—Admiral Shares	5,708,579	206,836	8,337,370	277,597
Institutional Shares
Issued	7,140,275	65,260	9,409,481	78,576
Issued in Lieu of Cash Distributions	889,806	8,246	819,626	6,952
Redeemed	(5,460,657)	(49,786)	(7,820,639)	(65,903)
Net Increase (Decrease)—Institutional Shares	2,569,424	23,720	2,408,468	19,625
Institutional Plus Shares
Issued	17,896,620	163,180	25,373,121	215,002
Issued in Lieu of Cash Distributions	3,197,499	29,580	2,635,219	22,353
Redeemed	(4,516,676)	(41,158)	(11,246,275)	(93,121)
Net Increase (Decrease)—Institutional Plus Shares	16,577,443	151,602	16,762,065	144,234
Institutional Select Shares
Issued	1,267,542	11,114	7,794,139	62,016
Issued in Lieu of Cash Distributions	215,376	1,957	255,719	2,065
Redeemed	(10,477,821)	(86,930)	(1,014,025)	(8,242)
Net Increase (Decrease)—Institutional Select Shares	(8,994,903)	(73,859)	7,035,833	55,839

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 171,037,000 and 102,272,000 shares, respectively, in the amount of $2,851,274,000 from the conversion during the year ended October 31, 2019.

35

Total International Stock Index Fund

H.           Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					Oct. 31,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	596,648	2,050	2,232	(304)	63,366		17,956	—	659,528
Vanguard Market Liquidity Fund	9,367,163	NA1	NA1	1,007	116		75,502	—	8,639,514
Total	9,963,811			703	63,482		93,458	—	9,299,042

1   Not applicable—purchases and sales are for temporary cash investment purposes.

I.                Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

37

Special 2019 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $8,007,333,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $13,002,859,000 and foreign taxes paid of $865,714,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

38

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”,”MTS®”,”FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

39

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1130 122019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)                                 Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2019: $307,000
Fiscal Year Ended October 31, 2018: $314,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2019: $9,568,215
Fiscal Year Ended October 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)                                Audit-Related Fees.

Fiscal Year Ended October 31, 2019: $3,012,031
Fiscal Year Ended October 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)                                 Tax Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)                                All Other Fees.

Fiscal Year Ended October 31, 2019: $0
Fiscal Year Ended October 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)                                 (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)                                Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)                                 For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Argentina (0.0%)
Ternium Argentina SA Common Stock	390	—

Australia (4.8%)
Commonwealth Bank of Australia	28,482,698	1,544,337
CSL Ltd.	7,276,349	1,283,232
BHP Group Ltd.	47,385,701	1,161,542
Westpac Banking Corp.	56,136,612	1,089,922
National Australia Bank Ltd.	46,327,542	909,372
Australia & New Zealand Banking Group Ltd.	45,555,831	837,186
Woolworths Group Ltd.	20,213,184	521,221
Wesfarmers Ltd.	18,161,432	498,984
Macquarie Group Ltd.	4,934,636	455,652
Transurban Group	43,413,312	444,637
Rio Tinto Ltd.	5,964,123	372,955
Woodside Petroleum Ltd.	15,010,414	332,683
Goodman Group	28,682,977	284,801
Newcrest Mining Ltd.	12,341,268	269,390
Amcor plc	25,995,975	248,922
Aristocrat Leisure Ltd.	10,261,594	223,755
Scentre Group	82,383,549	217,670
Brambles Ltd.	25,644,019	212,001
Insurance Australia Group Ltd.	37,176,920	203,695
Coles Group Ltd.	18,235,634	188,719
Suncorp Group Ltd.	20,280,335	188,293
QBE Insurance Group Ltd.	21,297,213	185,294
ASX Ltd.	3,128,818	177,598
Telstra Corp. Ltd.	66,717,923	160,687
Santos Ltd.	28,518,305	159,518
Fortescue Metals Group Ltd.	25,578,078	156,554
Origin Energy Ltd.	28,326,549	153,571
APA Group	19,050,583	153,019
Sonic Healthcare Ltd.	7,648,405	150,636
Dexus	17,679,454	145,793
AGL Energy Ltd.	10,525,175	143,675
South32 Ltd.	80,822,534	141,434
Treasury Wine Estates Ltd.	11,567,309	140,232
Mirvac Group	62,973,090	139,541
Cochlear Ltd.	905,773	132,144
Stockland	38,732,907	130,761
GPT Group	31,304,297	128,496
Aurizon Holdings Ltd.	30,839,806	125,464
James Hardie Industries plc	7,105,728	122,035
Lendlease Group	9,086,567	117,451
Ramsay Health Care Ltd.	2,413,416	114,036
Sydney Airport	17,838,896	108,040
Oil Search Ltd.	21,401,867	105,625
Medibank Pvt Ltd.	44,692,932	104,167
Tabcorp Holdings Ltd.	30,549,137	101,229
Orica Ltd.	6,118,655	96,698
Vicinity Centres	51,469,119	94,741
SEEK Ltd.	5,627,189	88,066
Computershare Ltd.	7,801,418	85,156
Caltex Australia Ltd.	4,026,695	75,696
BlueScope Steel Ltd.	8,241,466	75,444
* Xero Ltd.	1,491,493	70,748
Magellan Financial Group Ltd.	2,130,750	70,673
AMP Ltd.	54,306,877	68,619
Northern Star Resources Ltd.	9,976,151	67,622
Boral Ltd.	18,897,958	65,612
Alumina Ltd.	40,385,224	63,046
Incitec Pivot Ltd.	26,070,044	62,032
REA Group Ltd.	809,072	60,720

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Atlas Arteria Ltd.	10,972,089	60,681
	Charter Hall Group	7,609,326	59,291
	Bendigo & Adelaide Bank Ltd.	8,040,526	59,010
*	Afterpay Touch Group Ltd.	2,965,222	58,866
	Coca-Cola Amatil Ltd.	8,267,468	58,018
	Downer EDI Ltd.	9,622,511	53,521
	Challenger Ltd.	9,248,730	50,727
	Crown Resorts Ltd.	5,680,798	48,802
	Worley Ltd.	5,180,228	48,623
	Evolution Mining Ltd.	16,935,202	48,306
^	JB Hi-Fi Ltd.	1,843,563	47,114
	Qube Holdings Ltd.	20,379,783	45,694
	Beach Energy Ltd.	28,326,976	44,558
	Iluka Resources Ltd.	6,761,325	43,765
	ALS Ltd.	7,850,861	43,663
	Qantas Airways Ltd.	9,868,559	43,650
	Star Entertainment Grp Ltd.	13,291,455	43,097
^	Bank of Queensland Ltd.	6,737,120	42,047
	Orora Ltd.	19,547,014	41,664
	Ansell Ltd.	2,150,893	40,903
	Altium Ltd.	1,774,607	39,285
	carsales.com Ltd.	3,489,424	37,394
	AusNet Services	29,235,239	37,344
^	Reliance Worldwide Corp. Ltd.	12,769,689	37,158
	nib holdings Ltd.	7,436,066	35,946
	CIMIC Group Ltd.	1,575,696	35,908
	OZ Minerals Ltd.	5,129,281	35,789
	Domino’s Pizza Enterprises Ltd.	983,746	34,610
	Cromwell Property Group	37,371,822	34,148
	Independence Group NL	7,790,698	34,120
	Link Administration Holdings Ltd.	8,361,067	32,242
	Steadfast Group Ltd.	12,874,147	31,882
*	Saracen Mineral Holdings Ltd.	12,321,554	31,881
	Nine Entertainment Co. Holdings Ltd.	23,457,094	29,763
	Metcash Ltd.	14,788,409	28,747
^	IOOF Holdings Ltd.	5,597,010	28,463
	Cleanaway Waste Management Ltd.	22,076,487	28,059
	Shopping Centres Australasia Property Group	15,078,132	27,969
	Seven Group Holdings Ltd.	2,135,642	27,604
^	Harvey Norman Holdings Ltd.	9,637,014	27,191
	Flight Centre Travel Group Ltd.	923,479	27,129
	Appen Ltd.	1,764,794	26,514
	TPG Telecom Ltd.	5,843,002	26,335
	IDP Education Ltd.	2,140,227	26,233
	Regis Resources Ltd.	7,529,643	25,518
*,^	NEXTDC Ltd.	5,662,062	25,022
	Whitehaven Coal Ltd.	10,985,435	24,985
	Charter Hall Long Wale REIT	6,203,854	24,573
	IRESS Ltd.	2,782,040	24,432
^	WiseTech Global Ltd.	1,328,813	23,864
2	Viva Energy Group Ltd.	17,244,298	23,751
	CSR Ltd.	8,182,518	23,389
	Bapcor Ltd.	4,656,875	22,956
	Breville Group Ltd.	2,129,842	22,556
	BWP Trust	7,883,271	22,539
	Washington H Soul Pattinson & Co. Ltd.	1,499,277	22,412
*	Vocus Group Ltd.	9,741,928	22,335
	Mineral Resources Ltd.	2,240,060	22,033
	Pendal Group Ltd.	4,430,564	21,876
	St. Barbara Ltd.	11,094,180	21,403
*	Nufarm Ltd.	4,815,916	19,653
	Healius Ltd.	9,168,094	19,489
	GrainCorp Ltd. Class A	3,799,479	18,934
*	Lynas Corp. Ltd.	11,038,215	18,900

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Charter Hall Retail REIT	6,105,875	18,551
*	Nanosonics Ltd.	3,797,336	17,767
	Premier Investments Ltd.	1,327,677	17,596
	Perpetual Ltd.	703,511	17,441
	Sims Metal Management Ltd.	2,683,835	17,273
	Perenti Global Ltd.	10,951,300	17,252
^	InvoCare Ltd.	1,897,849	17,153
	Corporate Travel Management Ltd.	1,380,851	16,775
	Credit Corp. Group Ltd.	763,176	16,485
^	Webjet Ltd.	2,112,470	16,467
	Adelaide Brighton Ltd.	7,523,184	15,979
	Super Retail Group Ltd.	2,345,852	15,411
	Abacus Property Group	5,679,620	15,269
	Monadelphous Group Ltd.	1,434,730	15,185
	Viva Energy REIT	7,518,418	14,983
	IPH Ltd.	2,608,513	14,510
*	PolyNovo Ltd.	9,324,665	14,500
	National Storage REIT	11,225,629	14,404
^	Platinum Asset Management Ltd.	4,883,344	13,946
^	Clinuvel Pharmaceuticals Ltd.	637,197	13,429
	ARB Corp. Ltd.	1,073,469	13,397
	G8 Education Ltd.	7,485,688	13,287
^	Bingo Industries Ltd.	7,895,349	13,059
	Technology One Ltd.	2,509,239	12,747
^	Blackmores Ltd.	212,938	12,679
*	Jumbo Interactive Ltd.	824,407	12,603
	Ingenia Communities Group	4,143,405	12,556
	Growthpoint Properties Australia Ltd.	4,261,549	12,528
	Pro Medicus Ltd.	676,228	12,409
	Brickworks Ltd.	983,067	12,271
	Costa Group Holdings Ltd.	6,086,148	11,970
	Collins Foods Ltd.	1,667,927	11,763
*	Resolute Mining Ltd.	13,615,411	11,406
*,^	Zip Co. Ltd.	4,350,738	11,253
*	Perseus Mining Ltd.	18,766,562	11,120
*	Gold Road Resources Ltd.	14,067,696	11,038
*,^	nearmap Ltd.	5,978,135	10,982
*,^	Avita Medical Ltd.	26,720,835	10,954
	Aventus Group	5,797,563	10,938
	SmartGroup Corp. Ltd.	1,359,854	10,702
	GUD Holdings Ltd.	1,375,751	10,260
	McMillan Shakespeare Ltd.	915,297	10,125
*,^	Bellamy’s Australia Ltd.	1,146,724	10,111
	Aveo Group	6,702,414	9,893
	Sandfire Resources NL	2,466,496	9,851
*	Silver Lake Resources Ltd.	12,060,115	9,654
*	AP Eagers Ltd.	1,125,806	9,511
	NRW Holdings Ltd.	6,106,529	9,496
	Service Stream Ltd.	5,317,135	9,450
	Western Areas Ltd.	4,192,913	9,242
	Arena REIT	4,410,616	9,207
	Genworth Mortgage Insurance Australia Ltd.	3,418,123	9,191
*	EML Payments Ltd.	3,329,555	9,167
*	Cooper Energy Ltd.	23,696,110	9,057
	Charter Hall Social Infrastructure REIT	3,525,425	8,821
	Elders Ltd.	2,149,790	8,751
*	Mayne Pharma Group Ltd.	24,656,261	8,732
	Ramelius Resources Ltd.	9,868,747	8,500
^	Bega Cheese Ltd.	3,426,349	8,449
	GWA Group Ltd.	4,205,804	8,436
	Tassal Group Ltd.	2,930,129	8,366
*	IMF Bentham Ltd.	3,560,005	8,352
*,^	Mesoblast Ltd.	6,799,285	8,347
	Domain Holdings Australia Ltd.	3,813,694	8,322

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	Netwealth Group Ltd.	1,328,987	8,061
	Centuria Metropolitan REIT	3,841,756	7,896
	Lovisa Holdings Ltd.	842,990	7,818
2	Coronado Global Resources Inc.	4,666,105	7,705
*	Westgold Resources Ltd.	4,703,992	7,647
	Freedom Foods Group Ltd.	1,968,257	7,267
	Select Harvests Ltd.	1,457,124	7,236
	Estia Health Ltd.	3,735,087	7,234
	Centuria Industrial REIT	3,016,895	7,106
	GDI Property Group	6,470,871	6,955
	oOh!media Ltd.	3,534,576	6,718
	Sigma Healthcare Ltd.	16,599,970	6,651
*	Emeco Holdings Ltd.	5,361,817	6,600
^	Rural Funds Group	5,360,940	6,529
	Inghams Group Ltd.	3,011,664	6,448
	FlexiGroup Ltd.	4,734,105	6,360
*,^	Orocobre Ltd.	3,503,858	6,311
*,^	Carnarvon Petroleum Ltd.	23,764,696	6,208
	SeaLink Travel Group Ltd.	1,756,235	6,205
*,^	Pilbara Minerals Ltd.	27,252,274	6,087
	HUB24 Ltd.	712,074	6,045
	Southern Cross Media Group Ltd.	10,349,430	5,846
	Mount Gibson Iron Ltd.	10,888,296	5,683
	Australian Pharmaceutical Industries Ltd.	6,025,466	5,506
^	New Hope Corp. Ltd.	3,756,076	5,501
*,^	Pact Group Holdings Ltd.	3,218,783	5,374
^	Eclipx Group Ltd.	4,908,065	5,309
	Accent Group Ltd.	5,039,023	5,243
*,^	Bubs Australia Ltd.	6,668,289	5,181
*	Senex Energy Ltd.	19,945,587	4,936
	Hotel Property Investments	2,226,327	4,920
*	Jupiter Mines Ltd.	20,532,345	4,727
^	BWX Ltd.	1,741,276	4,704
*	AMA Group Ltd.	4,915,456	4,656
	Cedar Woods Properties Ltd.	911,125	4,453
*,^	Myer Holdings Ltd.	11,831,257	4,434
	Regis Healthcare Ltd.	1,994,382	4,433
*	Starpharma Holdings Ltd.	5,505,630	4,400
*	Australian Agricultural Co. Ltd.	6,464,858	4,390
^	HT&E Ltd.	3,651,104	4,144
	Infigen Energy	9,384,758	4,127
*,^	Galaxy Resources Ltd.	6,284,419	4,040
	Aurelia Metals Ltd.	12,452,293	4,028
*	Asaleo Care Ltd.	5,707,801	3,763
*	Seven West Media Ltd.	13,567,493	3,726
	Village Roadshow Ltd.	1,600,307	3,532
*,^	Dacian Gold Ltd.	3,344,914	3,382
	ERM Power Ltd.	1,935,081	3,209
	OFX Group Ltd.	3,285,763	3,166
	Navigator Global Investments Ltd.	1,835,146	3,106
	SG Fleet Group Ltd.	1,796,439	2,992
^	Japara Healthcare Ltd.	3,535,148	2,725
	Virtus Health Ltd.	956,233	2,708
^	SpeedCast International Ltd.	3,706,127	2,543
	MACA Ltd.	3,707,414	2,432
*,^	Karoon Energy Ltd. (XASX)	3,482,238	2,321
	WPP AUNZ Ltd.	5,661,944	2,085
*,^	Superloop Ltd.	2,713,354	2,046
*,^	New Century Resources Ltd.	7,751,724	2,002
*,^	Syrah Resources Ltd.	7,177,798	1,980
*	Karoon Energy Ltd.	2,812,867	1,881
*	Intega Group Ltd.	4,348,548	1,694
	Vita Group Ltd.	1,939,797	1,625
	Decmil Group Ltd.	2,735,095	1,614

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Cardno Ltd.	4,348,548	1,558
*,^	Clean TeQ Holdings Ltd.	8,547,605	1,410
*,^	Liquefied Natural Gas Ltd.	7,864,930	1,219
	Newcrest Mining Ltd. ADR	52,641	1,154
	Fletcher Building Ltd. (XASX)	374,222	1,097
*	Ainsworth Game Technology Ltd.	1,837,114	1,011
	Sims Metal Management Ltd. ADR	57	—
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			19,117,608
Austria (0.2%)
	Erste Group Bank AG	4,620,863	163,432
	OMV AG	2,290,457	133,905
	Verbund AG	1,076,281	58,308
	Raiffeisen Bank International AG	2,109,047	51,966
	ANDRITZ AG	1,137,508	51,150
	Wienerberger AG	1,835,663	49,721
	voestalpine AG	1,848,070	46,374
	IMMOFINANZ AG	1,537,790	44,213
	CA Immobilien Anlagen AG	1,112,681	42,875
2	BAWAG Group AG	720,843	29,793
	Lenzing AG	213,709	22,511
	Oesterreichische Post AG	540,600	19,924
	S IMMO AG	749,834	18,991
	UNIQA Insurance Group AG	1,848,267	17,775
	Vienna Insurance Group AG Wiener Versicherung Gruppe	618,202	16,770
	Telekom Austria AG Class A	2,139,574	16,578
	Schoeller-Bleckmann Oilfield Equipment AG	178,693	10,214
	DO & CO AG	96,694	8,996
	Strabag SE	236,533	7,855
	EVN AG	419,793	7,684
	Flughafen Wien AG	143,890	5,901
	Palfinger AG	153,180	4,376
^	Porr AG	134,314	3,181
*	Zumtobel Group AG	388,556	3,088
	Agrana Beteiligungs AG	145,375	2,805
	Kapsch TrafficCom AG	68,971	2,174
*,§	Strabag SE Rights Exp. 6/28/2021	214,802	311
*,^	Semperit AG Holding	14,828	202
			841,073
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	12,393,032	1,000,345
	KBC Group NV	4,422,617	310,977
	Ageas	2,972,686	171,439
	UCB SA	1,942,963	156,602
	Umicore SA	3,308,530	136,578
	Solvay SA Class A	1,117,724	121,527
	Groupe Bruxelles Lambert SA	1,185,772	119,119
*	Argenx SE	613,670	74,727
	Proximus SADP	2,265,459	69,620
	Cofinimmo SA	389,840	57,675
	Ackermans & van Haaren NV	360,467	55,259
	Sofina SA	246,588	54,568
	Warehouses De Pauw CVA	290,964	53,980
	Elia System Operator SA/NV	564,117	48,657
	Aedifica SA	398,486	47,904
	Colruyt SA	815,548	45,365
*	Telenet Group Holding NV	733,708	36,048
	Barco NV	157,231	34,243
	Euronav NV	2,620,329	29,551
	KBC Ancora	572,133	27,278
	Ontex Group NV	1,293,309	23,462
	D’ieteren SA/NV	370,415	23,395
^	Melexis NV	296,316	20,793

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Befimmo SA	314,705	20,344
^	bpost SA	1,610,666	18,407
	Gimv NV	287,346	17,256
	Montea C.V.A	182,520	16,564
	Bekaert SA	566,742	15,817
*	Tessenderlo Chemie NV (Voting Shares)	426,277	14,103
	Retail Estates NV	138,894	13,260
*	AGFA-Gevaert NV	2,875,005	13,119
	Titan Cement International SA	609,853	12,856
	Kinepolis Group NV	192,005	12,773
	Fagron	624,141	11,851
	Orange Belgium SA	496,974	10,943
	Cie d’Entreprises CFE	112,605	10,855
*,^	Mithra Pharmaceuticals SA	212,205	6,362
	Econocom Group SA/NV	2,123,474	5,537
	EVS Broadcast Equipment SA	218,076	5,357
*	Ion Beam Applications	321,463	5,136
	Van de Velde NV	82,005	2,214
	Wereldhave Belgium Comm VA	24,580	2,200
			2,934,066
Brazil (2.0%)
*	Vale SA	51,100,399	601,406
	Itau Unibanco Holding SA Preference Shares	64,032,089	578,452
	Banco Bradesco SA Preference Shares	60,474,090	530,326
	Petroleo Brasileiro SA Preference Shares	54,157,160	410,382
	Petroleo Brasileiro SA	49,183,378	401,021
	B3 SA - Brasil Bolsa Balcao	31,819,716	383,852
	Ambev SA	64,447,278	279,290
	Itausa - Investimentos Itau SA Preference Shares	70,265,606	240,205
	Banco do Brasil SA	13,478,198	161,819
	Lojas Renner SA	12,737,240	161,181
	IRB Brasil Resseguros S/A	13,356,356	125,854
	Banco Bradesco SA	13,941,993	114,199
	JBS SA	15,616,853	110,161
	Magazine Luiza SA	9,402,844	104,661
*	Rumo SA	17,932,814	101,949
	Suzano SA	12,521,728	101,910
	Raia Drogasil SA	3,657,258	100,311
	Localiza Rent a Car SA	8,678,131	93,435
	BB Seguridade Participacoes SA	10,842,160	91,836
	Notre Dame Intermedica Participacoes SA	6,051,922	90,541
	Itau Unibanco Holding SA ADR	9,816,622	88,644
	Telefonica Brasil SA Preference Shares	5,978,826	79,131
	Petrobras Distribuidora SA	11,050,692	77,924
	Banco Santander Brasil SA	6,459,678	75,799
	WEG SA	11,843,317	75,303
	CCR SA	17,948,552	73,575
*	BRF SA	8,041,270	71,199
	Equatorial Energia SA	2,738,067	69,556
	Ultrapar Participacoes SA	13,744,806	64,671
	Banco BTG Pactual SA	3,967,664	64,266
	Lojas Americanas SA Preference Shares	12,272,065	61,169
	Cia de Saneamento Basico do Estado de Sao Paulo	4,230,561	57,617
	Banco Bradesco SA ADR	6,571,817	57,569
	Cogna Educacao	23,749,678	57,265
	Hypera SA	6,457,928	55,264
	Petroleo Brasileiro SA Preferred Shares	3,593,026	54,219
	Gerdau SA Preference Shares	15,249,914	51,068
	Centrais Eletricas Brasileiras SA	4,975,449	49,078
	Klabin SA	11,926,075	47,044
*	Vale SA Class B ADR	3,958,260	46,470
	Natura Cosmeticos SA	5,925,316	46,037
	BR Malls Participacoes SA	12,005,992	45,952
	Embraer SA	10,221,839	44,680

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Sul America SA	3,553,790	42,791
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	2,032,385	42,057
	Cia Energetica de Minas Gerais Preference Shares	12,124,324	41,266
*	Azul SA Prior Preference Shares	3,120,655	40,867
	YDUQS Part	4,014,820	39,292
*	B2W Cia Digital	3,076,441	38,969
	Cosan SA	2,696,290	38,853
	TOTVS SA	2,496,979	38,776
	Cia de Saneamento do Parana	1,641,813	37,335
	Energisa SA	3,021,198	36,099
	TIM Participacoes SA	12,069,912	34,369
	Cielo SA	17,970,757	33,876
	Centrais Eletricas Brasileiras SA Preference Shares	3,312,428	33,855
2	Hapvida Participacoes e Investimentos SA	2,347,425	32,954
	Multiplan Empreendimentos Imobiliarios SA	4,401,038	32,054
	Engie Brasil Energia SA	2,771,133	31,273
	Qualicorp Consultoria e Corretora de Seguros SA	3,791,025	30,154
	Bradespar SA Preference Shares	3,652,684	29,154
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,246,254	28,513
	Transmissora Alianca de Energia Eletrica SA	3,686,875	26,550
	Atacadao SA	5,358,605	25,534
	CPFL Energia SA	2,966,600	24,425
	CVC Brasil Operadora e Agencia de Viagens SA	1,901,851	24,294
	Cia Siderurgica Nacional SA	7,894,033	23,226
	EDP - Energias do Brasil SA	4,824,329	22,820
	Porto Seguro SA	1,585,879	22,698
	Ambev SA ADR	5,237,732	22,575
	Cia Energetica de Sao Paulo Preference Shares	2,940,360	21,775
	Fleury SA	3,372,776	21,403
	Linx SA	2,452,097	21,210
*	Alpargatas SA Preference Shares	3,031,800	20,593
	MRV Engenharia e Participacoes SA	4,628,640	20,301
	Braskem SA Preference Shares	2,640,183	18,235
	Banco do Estado do Rio Grande do Sul SA Preference Shares	3,264,074	18,198
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,042,842	17,883
	Cia de Saneamento de Minas Gerais-COPASA	1,030,701	17,345
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,258,561	17,041
	Metalurgica Gerdau SA Preference Shares Class A	10,596,518	16,619
	Itau Unibanco Holding SA	2,129,895	16,554
	Iguatemi Empresa de Shopping Centers SA	1,370,021	16,363
	Cia Paranaense de Energia Preference Shares	1,173,041	16,283
	Light SA	3,235,145	16,053
	Odontoprev SA	4,331,271	15,973
	Cia Hering	2,022,995	15,874
	Duratex SA	4,515,733	14,795
	Aliansce Sonae Shopping Centers sa	1,388,677	14,733
	M Dias Branco SA	1,433,347	13,492
	Lojas Americanas SA	3,239,622	12,206
	Ez Tec Empreendimentos e Participacoes SA	1,182,602	12,149
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,533,572	11,813
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,271,518	11,604
	Sao Martinho SA	2,642,017	11,568
*	Via Varejo SA	6,004,713	11,110
	EcoRodovias Infraestrutura e Logistica SA	3,208,971	11,002
	Cia de Locacao das Americas	2,500,599	10,762
	Arezzo Industria e Comercio SA	722,827	10,652
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,843,955	10,579
	Alupar Investimento SA	1,720,851	10,414
*	Cosan Logistica SA	2,040,029	10,316
	Cia Brasileira de Distribuicao ADR	487,223	10,047
	Telefonica Brasil SA ADR	760,716	10,019
	Iochpe Maxion SA	2,290,071	9,959
	Grendene SA	3,929,901	9,770
*	Marfrig Global Foods SA	3,574,079	9,580

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Banco Inter SA	699,784	9,038
	Smiles Fidelidade SA	926,344	8,546
	Centrais Eletricas Brasileiras SA ADR Preferred Shares	812,480	8,230
	Movida Participacoes SA	2,166,092	8,129
*	BRF SA ADR	919,974	8,059
	Marcopolo SA Preference Shares	8,833,628	7,996
	Randon Participacoes SA Preference Shares	3,071,311	7,926
	Cia Energetica de Minas Gerais	2,082,857	7,764
	Construtora Tenda SA	1,318,583	7,763
	Centrais Eletricas Brasileiras SA ADR	783,491	7,686
	AES Tiete Energia SA	2,517,221	7,350
	Santos Brasil Participacoes SA	4,308,007	7,347
	Embraer SA ADR	399,705	6,943
	SLC Agricola SA	1,501,450	6,780
*	Even Construtora e Incorporadora SA	2,090,458	6,354
	Guararapes Confeccoes SA	1,273,104	6,330
	Cia Paranaense de Energia ADR	458,424	6,322
*	Omega Geracao SA	739,200	6,300
*	Minerva SA	2,420,064	6,240
*	BR Properties SA	1,992,195	6,035
	Cia Energetica de Minas Gerais ADR	1,789,362	6,012
	Cia Siderurgica Nacional SA ADR	2,017,101	5,890
2	Ser Educacional SA	986,862	5,864
	Unipar Carbocloro SA Preference Shares	753,558	5,451
2	Banco Inter SA Preference Shares	1,265,500	5,408
*	Eneva SA	602,372	4,937
	Tupy SA	919,360	4,385
	Cia Paranaense de Energia	308,564	4,226
^	Gerdau SA ADR	1,255,620	4,131
	Instituto Hermes Pardini SA	707,542	4,102
	Enauta Participacoes SA	1,172,869	3,849
	Direcional Engenharia SA	1,242,436	3,702
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,096,459	3,631
	Mahle-Metal Leve SA	585,664	3,585
	Wiz Solucoes e Corretagem de Seguros SA	1,242,916	3,378
	Alliar Medicos A Frente SA	711,839	3,213
	Camil Alimentos SA	1,982,926	3,199
	Anima Holding SA	564,490	3,012
	TIM Participacoes SA ADR	209,426	2,963
	Braskem SA ADR	211,718	2,865
^	Suzano SA ADR	344,122	2,781
*	Dommo Energia SA	1,561,524	2,609
	Gol Linhas Aereas Inteligentes SA ADR	143,523	2,608
	LOG Commercial Properties e Participacoes SA	407,557	2,571
	Sinotrans Ltd. Class A	3,042,300	1,805
	Dimed SA Distribuidora da Medicamentos	11,890	1,549
	Petroleo Brasileiro SA	67,221	1,092
	Cia de Saneamento do Parana Preference Shares	36,801	167
			7,851,316
Canada (6.7%)
	Royal Bank of Canada	23,184,228	1,870,088
	Toronto-Dominion Bank	29,648,650	1,693,019
	Enbridge Inc. (XTSE)	31,784,315	1,157,614
	Bank of Nova Scotia	19,782,613	1,134,598
	Canadian National Railway Co. (Toronto Shares)	11,663,664	1,043,185
	Brookfield Asset Management Inc. Class A	14,257,879	788,400
^	Bank of Montreal	10,249,837	758,757
	Suncor Energy Inc.	25,270,271	751,335
	TC Energy Corp.	14,740,815	743,028
	Canadian Imperial Bank of Commerce	7,122,193	607,314
	Manulife Financial Corp.	31,673,863	589,902
	Canadian Pacific Railway Ltd.	2,235,530	508,362
*	Shopify Inc. Class A	1,592,894	499,480
^	Canadian Natural Resources Ltd.	18,912,912	476,879

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Nutrien Ltd.	9,210,842	440,646
	Sun Life Financial Inc.	9,531,992	427,641
	Alimentation Couche-Tard Inc. Class B	13,695,365	410,726
	Barrick Gold Corp. (XTSE)	18,252,258	317,069
	Constellation Software Inc.	320,115	316,161
*	CGI Inc.	3,815,751	296,604
	Pembina Pipeline Corp.	8,195,205	288,521
	Franco-Nevada Corp.	2,933,301	284,622
	National Bank of Canada	5,419,542	279,886
^	Fortis Inc. (XTSE)	6,663,883	276,856
	Rogers Communications Inc. Class B	5,740,688	270,276
	Magna International Inc.	4,757,315	255,799
	Restaurant Brands International Inc. (XTSE)	3,753,661	245,580
	Agnico Eagle Mines Ltd.	3,826,379	235,172
	Intact Financial Corp.	2,233,269	230,431
	Waste Connections Inc. (XTSE)	2,479,103	228,994
	BCE Inc.	4,777,902	226,652
	Thomson Reuters Corp.	3,168,704	212,939
	Wheaton Precious Metals Corp.	7,160,179	200,709
	Fairfax Financial Holdings Ltd.	421,100	178,402
	Dollarama Inc.	5,014,076	168,684
	Open Text Corp.	4,157,168	167,978
	Metro Inc.	3,886,522	164,361
	Waste Connections Inc. (XNYS)	1,741,555	160,920
	Loblaw Cos. Ltd.	2,950,059	157,325
^	Emera Inc.	3,789,871	156,907
	Barrick Gold Corp. (XLON)	9,075,092	152,896
^	Shaw Communications Inc. Class B	7,248,078	147,922
	Kirkland Lake Gold Ltd.	2,990,162	140,416
	Cenovus Energy Inc.	16,418,917	139,868
*	Bausch Health Cos. Inc.	5,561,912	138,256
	Power Corp. of Canada	5,637,666	130,465
	Teck Resources Ltd. Class B	8,126,519	128,460
	TELUS Corp.	3,179,987	113,114
^	Inter Pipeline Ltd.	6,609,346	110,950
^	Algonquin Power & Utilities Corp.	7,897,964	108,476
	CAE Inc.	4,281,201	107,363
	Canadian Apartment Properties REIT	2,527,138	105,222
	WSP Global Inc.	1,680,796	104,873
	RioCan REIT	5,092,503	102,190
	Saputo Inc.	3,518,455	102,046
	Great-West Lifeco Inc.	4,185,776	101,792
^	Canadian Tire Corp. Ltd. Class A	930,247	100,285
	CCL Industries Inc. Class B	2,370,082	97,549
*	Kinross Gold Corp.	19,862,441	96,515
^,2	Hydro One Ltd.	5,153,161	95,817
^	George Weston Ltd.	1,169,452	93,629
	Encana Corp.	23,821,431	93,325
	Imperial Oil Ltd.	3,739,438	93,124
	First Quantum Minerals Ltd.	10,959,065	92,608
	Power Financial Corp.	3,681,488	86,091
	iA Financial Corp. Inc.	1,717,911	82,733
	Gildan Activewear Inc.	3,235,402	82,660
^	H&R REIT	4,744,285	80,254
	Keyera Corp.	3,415,178	79,163
	Parkland Fuel Corp.	2,350,131	78,064
	Onex Corp.	1,324,698	77,877
	TMX Group Ltd.	884,119	77,249
	Allied Properties REIT	1,846,058	75,098
*	Air Canada Class B	2,093,525	74,547
	Empire Co. Ltd.	2,796,153	74,240
	Ritchie Bros Auctioneers Inc.	1,737,661	71,493
	Toromont Industries Ltd.	1,281,557	66,175
^	AltaGas Ltd.	4,372,614	63,609

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Element Fleet Management Corp.	6,993,890	59,473
*,^	Canopy Growth Corp.	2,901,169	57,997
	Cameco Corp.	6,362,239	56,807
	Canadian Utilities Ltd. Class A	1,935,408	56,441
^	Pan American Silver Corp.	3,275,394	55,630
*	B2Gold Corp.	15,800,306	55,543
^	Yamana Gold Inc.	15,196,661	55,498
*	Descartes Systems Group Inc.	1,350,243	52,540
	CI Financial Corp.	3,593,912	52,308
*,^	Stars Group Inc.	2,393,412	52,080
	Lundin Mining Corp.	10,304,428	52,027
^	SmartCentres REIT	2,143,208	51,811
^	SNC-Lavalin Group Inc.	2,849,973	51,521
*	Detour Gold Corp.	2,838,852	47,138
	Methanex Corp.	1,238,726	46,940
*,^	Aurora Cannabis Inc.	13,000,629	46,589
	Finning International Inc.	2,652,993	45,180
	Boyd Group Income Fund	318,634	44,434
	West Fraser Timber Co. Ltd.	959,739	44,376
*,^	Cronos Group Inc.	5,364,735	43,908
	Quebecor Inc. Class B	1,877,635	43,651
	Atco Ltd.	1,241,300	43,635
	FirstService Corp.	496,794	43,361
*	Bombardier Inc. Class B	33,933,161	42,767
	Granite REIT	852,142	42,196
	TFI International Inc.	1,314,444	41,885
	Gibson Energy Inc.	2,401,833	41,869
	Choice Properties REIT	3,963,376	41,827
*	BlackBerry Ltd.	7,952,374	41,782
^	Capital Power Corp.	1,692,324	40,564
*,^	Canada Goose Holdings Inc.	941,817	39,400
^	Stantec Inc.	1,835,745	39,165
	IGM Financial Inc.	1,362,975	38,465
	Colliers International Group Inc.	566,743	37,974
^	Northland Power Inc.	1,895,531	37,850
	Chartwell Retirement Residences	3,374,515	37,765
	Dream Global REIT	2,931,607	37,126
	First Capital Realty Inc.	2,237,577	37,035
^	PrairieSky Royalty Ltd.	3,761,965	36,731
	Canadian Western Bank	1,447,855	36,661
	Tourmaline Oil Corp.	4,096,129	35,143
	Husky Energy Inc.	4,962,305	34,662
	Alamos Gold Inc. Class A	6,232,768	33,930
	Premium Brands Holdings Corp.	505,396	33,341
^	Crescent Point Energy Corp.	8,837,926	32,276
*	Parex Resources Inc.	2,243,260	30,402
^	Cominar REIT	2,932,515	29,902
*	Centerra Gold Inc.	3,476,076	29,638
^	Vermilion Energy Inc.	2,229,138	29,449
*	SSR Mining Inc.	1,942,915	28,736
*	Great Canadian Gaming Corp.	908,336	28,731
*	IAMGOLD Corp.	7,456,389	28,023
*,^	First Majestic Silver Corp.	2,600,971	27,805
*	Pretium Resources Inc.	2,758,815	27,796
	Cott Corp.	2,136,444	27,446
	TransAlta Corp.	4,640,403	27,410
*	NovaGold Resources Inc.	3,754,044	27,305
	BRP Inc.	601,839	27,001
*	Kinaxis Inc.	405,415	25,890
	Stella-Jones Inc.	918,573	25,470
*	Ivanhoe Mines Ltd.	10,037,335	24,920
^	Genworth MI Canada Inc.	616,287	24,893
^	Laurentian Bank of Canada	721,982	24,832
	Linamar Corp.	745,122	24,298

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Innergex Renewable Energy Inc.	1,940,901	24,226
^	Osisko Gold Royalties Ltd.	2,453,971	24,147
*	Seven Generations Energy Ltd. Class A	4,295,552	24,069
^	ARC Resources Ltd.	5,670,487	24,023
	OceanaGold Corp.	10,003,325	24,000
*	Alacer Gold Corp.	4,733,847	23,434
	Norbord Inc.	808,604	23,342
^	Enerplus Corp.	3,715,263	22,425
	Maple Leaf Foods Inc.	1,260,722	21,987
*	Endeavour Mining Corp.	1,213,314	21,971
	Eldorado Gold Corp.	2,547,662	21,451
^	Superior Plus Corp.	2,350,808	21,222
^	WestJet Airlines Ltd.	909,357	21,148
^	Boardwalk REIT	616,990	20,462
	Artis REIT	2,160,712	20,342
*,^	Home Capital Group Inc. Class B	988,141	20,339
^	NFI Group Inc.	899,626	19,788
*	Torex Gold Resources Inc.	1,347,813	19,719
	Dream Office REIT	854,336	19,005
^	Whitecap Resources Inc.	6,581,768	18,340
	Enghouse Systems Ltd.	627,490	18,280
*	SEMAFO Inc.	5,388,364	17,387
	Barrick Gold Corp. (XNYS)	998,659	17,337
	Winpak Ltd.	487,042	17,247
^	Cineplex Inc.	1,009,236	17,202
	Northview Apartment REIT	763,026	16,719
	North West Co. Inc.	774,465	16,570
	Russel Metals Inc.	1,003,763	16,477
*	ATS Automation Tooling Systems Inc.	1,211,052	16,440
	Cogeco Communications Inc.	186,968	16,161
*,^	Aphria Inc.	3,220,300	16,137
^	TransAlta Renewables Inc.	1,495,329	16,099
*	MEG Energy Corp.	4,070,183	15,637
	Hudbay Minerals Inc.	3,874,681	14,062
	Transcontinental Inc. Class A	1,203,914	13,748
	Aecon Group Inc.	973,935	13,458
*	Celestica Inc.	1,822,974	13,204
	Pason Systems Inc.	1,196,797	12,848
	Westshore Terminals Investment Corp.	730,076	12,660
	ECN Capital Corp.	3,799,976	12,550
*	Canfor Corp.	1,033,297	12,490
^	Corus Entertainment Inc. Class B	3,211,212	12,337
	Fortis Inc. (XNYS)	282,388	11,739
	Enerflex Ltd.	1,440,597	11,288
	ShawCor Ltd.	1,115,458	11,230
	Hudson’s Bay Co.	1,458,674	11,053
	Martinrea International Inc.	1,349,428	11,004
^	Mullen Group Ltd.	1,636,558	10,189
	Cascades Inc.	1,054,462	9,983
*	Baytex Energy Corp.	8,576,435	9,572
	Secure Energy Services Inc.	2,443,109	7,865
*	Lightspeed POS Inc.	279,011	7,279
	First National Financial Corp.	207,493	6,757
	Restaurant Brands International Inc. (XNYS)	100,471	6,575
	Birchcliff Energy Ltd.	4,291,448	6,549
*	Turquoise Hill Resources Ltd.	15,850,645	6,499
^	TORC Oil & Gas Ltd.	2,328,107	5,939
*	Kelt Exploration Ltd.	2,451,694	5,361
*	Precision Drilling Corp.	4,739,013	5,037
*,^	Paramount Resources Ltd. Class A	1,148,310	4,481
*	Gran Tierra Energy Inc. (XTSE)	3,580,775	3,806
^	Just Energy Group Inc.	1,601,534	3,709
	Morguard REIT	368,967	3,191
*	Gran Tierra Energy Inc. (XASE)	2,945,806	3,181

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Enbridge Inc. (XNYS)	69,465	2,529
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	4,572,450	1,769
	Dorel Industries Inc. Class B	187,025	709
*	Poseidon Concepts Corp.	320,721	—
*,^,§	Great Basin Gold Ltd.	2,279,068	—
			26,445,269
Chile (0.2%)
	Enel Americas SA	540,802,097	101,317
	Banco de Chile	695,288,925	89,449
	Empresas COPEC SA	7,946,779	71,129
	SACI Falabella	11,369,286	57,826
	Latam Airlines Group SA	4,780,124	52,862
	Banco Santander Chile	805,136,496	49,830
	Empresas CMPC SA	18,321,986	41,876
	Banco de Credito e Inversiones SA	715,805	39,793
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,236,962	33,007
	Enel Chile SA	396,012,323	32,597
	Cencosud SA	22,116,938	30,005
	Parque Arauco SA	9,591,971	25,250
	Cia Cervecerias Unidas SA	2,394,927	23,861
	Aguas Andinas SA Class A	44,905,812	20,583
	Colbun SA	110,774,917	19,143
*	Empresa Nacional de Telecomunicaciones SA	2,171,245	16,983
	Itau CorpBanca	2,624,121,195	15,884
	Banco Santander Chile ADR	604,774	14,654
	Engie Energia Chile SA	7,111,317	10,552
	Vina Concha y Toro SA	5,714,453	10,542
	Enel Americas SA ADR	1,060,113	10,135
	Embotelladora Andina SA Preference Shares	3,393,219	9,771
	CAP SA	1,216,371	8,928
	AES Gener SA	40,011,259	8,570
	Inversiones Aguas Metropolitanas SA	7,059,709	8,415
	SONDA SA	7,733,532	8,284
	Sociedad Quimica y Minera de Chile SA ADR	303,313	8,244
	Plaza SA	3,889,606	8,234
*	Cia Sud Americana de Vapores SA	231,800,673	7,621
	SMU SA	32,184,489	6,214
	Inversiones La Construccion SA	443,003	5,364
	Ripley Corp. SA	9,105,203	5,245
	Salfacorp SA	4,942,048	4,167
	Enel Chile SA ADR	926,334	3,844
	Latam Airlines Group SA ADR	197,701	2,228
	Besalco SA	3,154,215	2,125
	Forus SA	1,101,258	2,003
	Empresas Tricot SA	1,402,362	1,309
			867,844
China (7.6%)
*	Alibaba Group Holding Ltd. ADR	23,038,962	4,070,293
	Tencent Holdings Ltd.	91,847,381	3,725,598
	China Construction Bank Corp.	1,495,577,324	1,198,362
	Ping An Insurance Group Co. of China Ltd.	88,469,698	1,021,099
	Industrial & Commercial Bank of China Ltd.	1,262,963,436	904,779
	China Mobile Ltd.	85,000,397	690,773
*	Meituan Dianping Class B	54,528,480	650,423
	Bank of China Ltd.	1,234,231,199	503,301
*	Baidu Inc. ADR	4,455,036	453,745
*	JD.com Inc. ADR	12,823,428	399,450
	CNOOC Ltd.	255,564,836	380,345
	NetEase Inc. ADR	1,150,014	328,743
	China Life Insurance Co. Ltd.	120,364,802	309,541
	China Merchants Bank Co. Ltd.	61,629,296	293,924
*	New Oriental Education & Technology Group Inc. ADR	2,202,850	268,880
	China Petroleum & Chemical Corp.	416,615,280	236,960
*	TAL Education Group ADR	5,476,834	234,463

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Ctrip.com International Ltd. ADR	6,716,166	221,566
	Agricultural Bank of China Ltd.	499,775,854	205,660
	China Overseas Land & Investment Ltd.	61,553,022	194,230
	ANTA Sports Products Ltd.	19,265,071	188,453
	China Resources Land Ltd.	42,907,094	182,479
	CSPC Pharmaceutical Group Ltd.	70,268,345	179,966
	Sunny Optical Technology Group Co. Ltd.	10,466,478	168,237
*,2	Xiaomi Corp. Class B	146,305,852	165,764
2	China Tower Corp. Ltd.	750,897,752	165,267
	Country Garden Holdings Co. Ltd.	118,311,892	164,244
	PetroChina Co. Ltd.	333,569,579	162,669
	Sunac China Holdings Ltd.	35,692,858	161,895
	Shenzhou International Group Holdings Ltd.	11,561,918	159,770
	China Pacific Insurance Group Co. Ltd.	42,147,999	152,925
	Sino Biopharmaceutical Ltd.	102,592,885	152,750
	Geely Automobile Holdings Ltd.	78,823,108	149,150
	China Gas Holdings Ltd.	33,318,368	141,934
	Kweichow Moutai Co. Ltd. Class A	845,132	141,532
	ENN Energy Holdings Ltd.	12,154,811	138,669
	PICC Property & Casualty Co. Ltd.	108,257,969	137,003
	China Resources Beer Holdings Co. Ltd.	25,244,884	129,431
	Anhui Conch Cement Co. Ltd.	19,512,235	116,619
	ZTO Express Cayman Inc. ADR	5,251,554	115,534
	China Shenhua Energy Co. Ltd.	56,151,006	114,039
*,2	Wuxi Biologics Cayman Inc.	9,644,010	113,331
2	Longfor Group Holdings Ltd.	26,055,063	108,132
	CITIC Ltd.	78,536,192	103,313
	China Conch Venture Holdings Ltd.	26,261,224	102,757
	Guangdong Investment Ltd.	46,995,766	101,713
2	Postal Savings Bank of China Co. Ltd.	150,128,329	96,257
	China Telecom Corp. Ltd.	223,153,576	94,931
	China Unicom Hong Kong Ltd.	95,077,310	93,604
	China Vanke Co. Ltd.	25,607,632	93,379
	Li Ning Co. Ltd.	27,115,322	91,943
	Bank of Communications Co. Ltd.	127,462,222	87,050
	Ping An Insurance Group Co. of China Ltd. Class A	6,770,952	84,581
*,^	China Evergrande Group	34,518,318	84,026
*	58.com Inc. ADR	1,568,632	82,839
	China CITIC Bank Corp. Ltd.	139,031,455	80,591
	Hengan International Group Co. Ltd.	11,412,206	79,680
*	Vipshop Holdings Ltd. ADR	6,841,578	78,952
	China Resources Gas Group Ltd.	12,928,649	77,951
*	Autohome Inc. ADR	890,839	75,329
	China Minsheng Banking Corp. Ltd.	107,118,248	74,926
*	BeiGene Ltd. ADR	534,637	73,962
*	Pinduoduo Inc. ADR	1,732,952	70,843
	Sinopharm Group Co. Ltd.	19,102,000	68,409
	CITIC Securities Co. Ltd.	36,343,414	66,680
	Country Garden Services Holdings Co. Ltd.	19,674,218	66,664
	China Merchants Bank Co. Ltd. Class A	13,081,259	65,924
	Shimao Property Holdings Ltd.	18,921,578	63,389
	Huazhu Group Ltd. ADR	1,663,270	62,971
	China Jinmao Holdings Group Ltd.	93,556,419	62,198
*	Alibaba Health Information Technology Ltd.	61,490,627	61,890
	Haier Electronics Group Co. Ltd.	19,633,451	56,055
2	People’s Insurance Co. Group of China Ltd.	132,516,929	55,813
	China Communications Construction Co. Ltd.	73,127,149	55,668
	Haitong Securities Co. Ltd.	54,420,059	55,558
	Momo Inc. ADR	1,642,703	55,063
	New China Life Insurance Co. Ltd.	14,043,192	54,504
*,^,2	Innovent Biologics Inc.	17,581,440	53,558
	China National Building Material Co. Ltd.	62,217,903	52,439
	China Taiping Insurance Holdings Co. Ltd.	23,284,139	52,345
^	BYD Co. Ltd.	11,089,623	52,016

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Yihai International Holding Ltd.	7,616,314	51,797
	Guangzhou Automobile Group Co. Ltd.	50,830,027	50,766
	Brilliance China Automotive Holdings Ltd.	44,323,373	48,879
	Weichai Power Co. Ltd.	31,001,699	48,797
*	China Biologic Products Holdings Inc.	426,713	48,662
	Wuliangye Yibin Co. Ltd. Class A	2,593,273	48,540
*	YY Inc. ADR	850,379	48,336
	Fosun International Ltd.	36,023,532	47,104
2	CGN Power Co. Ltd.	177,966,885	46,222
	Dongfeng Motor Group Co. Ltd.	45,873,396	46,016
	Beijing Enterprises Water Group Ltd.	87,432,226	45,572
	Agricultural Bank of China Ltd. Class A	87,610,600	45,299
	Kunlun Energy Co. Ltd.	47,721,154	44,416
	China Everbright International Ltd.	58,672,985	44,345
	CRRC Corp. Ltd.	65,160,919	43,582
	Shandong Weigao Group Medical Polymer Co. Ltd.	37,021,493	42,502
	China Oilfield Services Ltd.	30,457,604	42,405
2	Huatai Securities Co. Ltd.	27,905,990	41,480
*,^	Weibo Corp. ADR	831,928	40,923
^	Great Wall Motor Co. Ltd.	50,178,375	40,657
	Beijing Enterprises Holdings Ltd.	8,360,091	39,363
	Kingdee International Software Group Co. Ltd.	35,832,082	39,263
	Industrial & Commercial Bank of China Ltd. Class A	46,302,670	38,864
	China Resources Cement Holdings Ltd.	35,475,470	38,849
*	SINA Corp.	966,909	38,290
	China Resources Power Holdings Co. Ltd.	30,420,592	38,231
	Jiangsu Hengrui Medicine Co. Ltd. Class A	2,962,325	38,218
*,2	3SBio Inc.	19,813,757	36,908
	Industrial Bank Co. Ltd. Class A	13,818,479	36,729
	China Railway Group Ltd.	60,750,481	36,615
*,^	iQIYI Inc. ADR	2,091,545	36,456
	CIFI Holdings Group Co. Ltd.	54,207,298	36,155
*	ZTE Corp.	12,940,455	36,103
	Shanghai Pudong Development Bank Co. Ltd. Class A	19,703,064	34,994
	TravelSky Technology Ltd.	15,317,367	34,915
	Tsingtao Brewery Co. Ltd.	5,997,530	34,756
*	Alibaba Pictures Group Ltd.	211,732,793	34,728
	China Railway Construction Corp. Ltd.	31,713,870	34,688
*	GDS Holdings Ltd. ADR	818,615	34,120
	Gree Electric Appliances Inc. of Zhuhai Class A	3,997,718	33,350
	Zhongsheng Group Holdings Ltd.	9,987,050	33,109
	Yanzhou Coal Mining Co. Ltd.	32,525,712	33,000
*	Genscript Biotech Corp.	13,757,141	32,961
	China Merchants Port Holdings Co. Ltd.	21,072,510	32,948
	Far East Horizon Ltd.	34,364,637	32,534
2	WuXi AppTec Co. Ltd.	2,666,823	32,153
	Zijin Mining Group Co. Ltd.	92,697,877	32,110
*,^	Kingsoft Corp. Ltd.	13,861,363	31,901
	Huaneng Power International Inc.	66,354,215	31,517
	Huaneng Renewables Corp. Ltd.	82,119,550	31,351
^,2	China International Capital Corp. Ltd.	17,064,149	31,116
	Kingboard Holdings Ltd.	11,616,404	30,957
	Agile Group Holdings Ltd.	22,594,424	30,454
2	China Galaxy Securities Co. Ltd.	59,564,265	30,371
	Zhuzhou CRRC Times Electric Co. Ltd.	8,117,299	30,120
	Shenzhen International Holdings Ltd.	14,523,918	29,528
	China Longyuan Power Group Corp. Ltd.	54,509,346	29,448
	China Cinda Asset Management Co. Ltd.	141,680,035	29,391
*	51job Inc. ADR	370,163	29,158
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	6,202,671	28,428
^	Future Land Development Holdings Ltd.	26,812,467	28,255
2	Haidilao International Holding Ltd.	5,758,133	27,876
	China Medical System Holdings Ltd.	20,156,348	27,335
	China State Construction International Holdings Ltd.	29,037,666	26,742

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Ping An Bank Co. Ltd. Class A	11,410,271	26,345
	Air China Ltd.	29,779,059	26,292
*	GF Securities Co. Ltd.	25,193,523	26,238
	Jiangsu Expressway Co. Ltd.	19,598,294	26,037
2	China Huarong Asset Management Co. Ltd.	175,669,742	25,935
	Guangzhou R&F Properties Co. Ltd.	16,639,494	25,782
	Beijing Capital International Airport Co. Ltd.	27,155,690	25,720
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	9,109,854	25,711
	China Aoyuan Group Ltd.	19,968,569	25,518
*,^	ArtGo Holdings Ltd.	35,650,000	25,070
	Logan Property Holdings Co. Ltd.	16,405,290	24,985
*	Tencent Music Entertainment Group ADR	1,804,111	24,969
2	China Resources Pharmaceutical Group Ltd.	26,668,784	24,629
	China Yangtze Power Co. Ltd. Class A	9,487,456	24,071
	Shanghai Pharmaceuticals Holding Co. Ltd.	13,224,823	23,896
	Yangzijiang Shipbuilding Holdings Ltd.	34,101,410	23,874
	China Communications Services Corp. Ltd.	38,643,276	23,863
2	Guotai Junan Securities Co. Ltd.	15,248,967	23,302
	China Vanke Co. Ltd. Class A	6,176,838	23,254
2	Dali Foods Group Co. Ltd.	33,786,215	23,099
	China Hongqiao Group Ltd.	41,367,681	22,975
	Yuexiu Property Co. Ltd.	103,514,674	22,800
	COSCO SHIPPING Ports Ltd.	28,932,722	22,747
	China Everbright Bank Co. Ltd.	49,152,389	22,618
	Jiangxi Copper Co. Ltd.	19,288,962	22,582
2	BAIC Motor Corp. Ltd.	36,339,494	22,542
	Nine Dragons Paper Holdings Ltd.	25,735,188	22,324
2	Fuyao Glass Industry Group Co. Ltd.	7,876,574	22,256
	Bank of China Ltd. Class A	42,110,688	22,131
	Haitian International Holdings Ltd.	9,276,765	21,890
	Times China Holdings Ltd.	12,228,589	21,824
	SAIC Motor Corp. Ltd. Class A	6,517,141	21,748
	Bosideng International Holdings Ltd.	41,898,029	21,666
*,2	Tongcheng-Elong Holdings Ltd.	13,133,129	21,382
^	BYD Electronic International Co. Ltd.	12,391,310	21,278
	Shenzhen Investment Ltd.	53,855,683	21,197
	Chongqing Rural Commercial Bank Co. Ltd.	38,708,810	20,661
	China State Construction Engineering Corp. Ltd. Class A	27,726,763	20,648
^	China Molybdenum Co. Ltd.	65,444,781	20,624
	KWG Group Holdings Ltd.	20,246,665	20,388
	China Everbright Ltd.	13,723,825	20,333
	CITIC Securities Co. Ltd. Class A	6,375,568	19,630
	Shandong Gold Mining Co. Ltd. Class A	4,317,761	19,626
^,2	Luye Pharma Group Ltd.	26,418,951	19,528
	SSY Group Ltd.	23,296,069	19,429
*	Aluminum Corp. of China Ltd.	65,575,642	19,428
	Zhejiang Expressway Co. Ltd.	23,233,672	19,025
	AviChina Industry & Technology Co. Ltd.	39,529,156	18,672
	Muyuan Foodstuff Co. Ltd. Class A	1,331,968	18,621
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	16,893,541	18,607
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,586,778	18,598
^	Zhaojin Mining Industry Co. Ltd.	16,394,857	18,336
	China Pacific Insurance Group Co. Ltd. Class A	3,736,100	18,290
*	HUYA Inc. ADR	804,200	17,885
*	Zai Lab Ltd. ADR	529,098	17,878
	China Traditional Chinese Medicine Holdings Co. Ltd.	39,942,811	17,836
	Sino-Ocean Group Holding Ltd.	48,179,150	17,713
	China Southern Airlines Co. Ltd.	28,515,338	17,549
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,565,740	17,548
2	Legend Holdings Corp.	7,949,324	17,474
	China Minsheng Banking Corp. Ltd. Class A	19,983,200	17,453
	China Everbright Bank Co. Ltd. Class A	27,226,409	16,781
	Sinopec Shanghai Petrochemical Co. Ltd.	60,613,134	16,741
	Zoomlion Heavy Industry Science and Technology Co. (XSHG)	22,772,661	16,717

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China International Travel Service Corp. Ltd. Class A	1,296,670	16,637
	China Reinsurance Group Corp.	101,563,251	16,569
	CRRC Corp. Ltd. Class A	16,136,228	16,497
*,^	BEST Inc. ADR	2,894,000	16,496
*,^	GOME Retail Holdings Ltd.	181,174,674	16,377
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,966,200	16,334
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	16,252
2	A-Living Services Co. Ltd.	5,358,360	16,215
	China Lesso Group Holdings Ltd.	15,702,293	16,214
	Sinotruk Hong Kong Ltd.	10,659,177	16,107
*,^	Baozun Inc. ADR	369,261	16,070
	Luxshare Precision Industry Co. Ltd. Class A	3,534,550	15,939
^	Shenzhen Expressway Co. Ltd.	11,829,657	15,834
	Poly Developments and Holdings Group Co. Ltd. Class A	7,733,276	15,816
^	Fanhua Inc. ADR	625,188	15,767
	Kingboard Laminates Holdings Ltd.	17,069,070	15,626
2	China Merchants Securities Co. Ltd.	13,774,243	15,592
	China United Network Communications Ltd. Class A	17,647,600	15,372
	China Power International Development Ltd.	71,947,907	15,025
	China Life Insurance Co. Ltd. Class A	3,152,302	14,965
2	China Railway Signal & Communication Corp. Ltd.	25,057,867	14,959
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,429,016	14,899
*	COSCO SHIPPING Holdings Co. Ltd.	39,372,549	14,730
*	China First Capital Group Ltd.	51,644,360	14,685
	Shanghai Industrial Holdings Ltd.	7,868,874	14,648
	Powerlong Real Estate Holdings Ltd.	22,016,597	14,592
	Yuzhou Properties Co. Ltd.	34,349,942	14,510
	Anhui Gujing Distillery Co. Ltd. Class B	1,901,048	14,467
	Kaisa Group Holdings Ltd.	33,072,208	14,463
	Ausnutria Dairy Corp. Ltd.	9,661,251	14,410
	Bank of Communications Co. Ltd. Class A	17,951,691	14,306
*	China Eastern Airlines Corp. Ltd.	28,341,903	14,135
	Greentown Service Group Co. Ltd.	12,417,637	14,089
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	983,800	14,060
	Bank of Ningbo Co. Ltd. Class A	3,637,637	13,952
	China Coal Energy Co. Ltd.	34,304,267	13,680
*	Bilibili Inc. ADR	865,844	13,672
	Shanghai International Airport Co. Ltd. Class A	1,259,952	13,646
	Yuexiu REIT	20,407,441	13,562
2	Sinopec Engineering Group Co. Ltd.	23,702,780	13,540
*,^,2	China Literature Ltd.	3,440,955	13,480
^	China Oriental Group Co. Ltd.	38,323,924	13,375
^	Chinasoft International Ltd.	30,782,644	13,230
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,975,298	13,222
	Wanhua Chemical Group Co. Ltd. Class A	2,031,838	13,148
2	Hua Hong Semiconductor Ltd.	6,528,863	13,129
2	Fu Shou Yuan International Group Ltd.	14,731,902	13,002
	China Petroleum & Chemical Corp. Class A	18,676,981	12,998
	Lee & Man Paper Manufacturing Ltd.	23,345,661	12,982
	Bank of Shanghai Co. Ltd. Class A	9,794,253	12,976
	Shanghai Electric Group Co. Ltd.	42,234,099	12,918
	Xinjiang Goldwind Science & Technology Co. Ltd.	10,801,878	12,882
	China Overseas Property Holdings Ltd.	20,964,808	12,802
	Anhui Conch Cement Co. Ltd. Class A	2,136,800	12,798
	China SCE Group Holdings Ltd.	27,522,373	12,611
	China CITIC Bank Corp. Ltd. Class A	13,997,684	12,186
*	Canadian Solar Inc.	713,774	12,184
	Luzhou Laojiao Co. Ltd. Class A	976,156	12,078
^	Maanshan Iron & Steel Co. Ltd.	31,328,972	11,849
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. L (XHKG)	3,722,597	11,774
	China Yongda Automobiles Services Holdings Ltd.	13,853,004	11,762
	Huaxia Bank Co. Ltd. Class A	11,042,536	11,747
	Aier Eye Hospital Group Co. Ltd. Class A	2,071,251	11,632
^	Greentown China Holdings Ltd.	12,604,306	11,629

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	LexinFintech Holdings Ltd. ADR	1,023,588	11,607
	China Water Affairs Group Ltd.	15,148,504	11,577
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	20,044,239	11,487
	China Shipbuilding Industry Co. Ltd. Class A	15,264,400	11,481
	Bank of Beijing Co. Ltd. Class A	14,521,441	11,424
	Huatai Securities Co. Ltd. Class A	4,610,400	11,414
	Poly Property Group Co. Ltd.	31,520,691	11,386
	Lao Feng Xiang Co. Ltd. Class B	3,430,927	11,375
	BBMG Corp.	39,501,494	11,305
	Daqin Railway Co. Ltd. Class A	10,387,855	11,259
	BOE Technology Group Co. Ltd. Class A	21,959,900	11,123
*	21Vianet Group Inc. ADR	1,294,781	10,980
	China Agri-Industries Holdings Ltd.	33,205,566	10,940
	Haitong Securities Co. Ltd. Class A	5,388,500	10,786
	Shanghai Baosight Software Co. Ltd. Class B	5,817,623	10,503
	Sany Heavy Industry Co. Ltd. Class A	5,426,100	10,375
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	653,234	10,366
	Digital China Holdings Ltd.	19,811,782	10,325
	China Construction Bank Corp. Class A	9,946,596	10,300
	Shenwan Hongyuan Group Co. Ltd. Class A	15,029,868	10,222
	Baoshan Iron & Steel Co. Ltd. Class A	12,389,544	10,203
	Fufeng Group Ltd.	21,981,303	10,131
	China Shenhua Energy Co. Ltd. Class A	3,857,466	10,100
	Yanlord Land Group Ltd.	11,374,060	10,095
	Ronshine China Holdings Ltd.	9,030,341	10,081
	Xtep International Holdings Ltd.	17,353,990	10,076
	Hollysys Automation Technologies Ltd.	707,191	9,978
	Zhenro Properties Group Ltd.	14,721,494	9,951
^	Health & Happiness H&H International Holdings Ltd.	2,510,785	9,941
	Tong Ren Tang Technologies Co. Ltd.	9,885,836	9,842
2	CSC Financial Co. Ltd.	14,185,623	9,837
	SOHO China Ltd.	28,593,276	9,757
	China Merchants Securities Co. Ltd. Class A	4,152,979	9,694
2	Qingdao Port International Co. Ltd.	16,901,551	9,693
	Yunnan Baiyao Group Co. Ltd. Class A	783,283	9,631
	China Overseas Grand Oceans Group Ltd.	18,573,288	9,609
	Huadian Power International Corp. Ltd.	25,564,944	9,579
	Yuexiu Transport Infrastructure Ltd.	10,371,624	9,575
	Huaxin Cement Co. Ltd. Class B	5,224,863	9,505
	China Zhongwang Holdings Ltd.	22,889,483	9,503
	Sinotrans Ltd.	31,872,377	9,371
	NARI Technology Co. Ltd. Class A	2,989,316	9,315
^	Angang Steel Co. Ltd.	27,719,390	9,273
*	SF Holding Co. Ltd. Class A	1,642,456	9,242
	Suning.com Co. Ltd. Class A	6,136,338	9,192
	East Money Information Co. Ltd. Class A	4,343,000	9,187
^	Zhongyu Gas Holdings Ltd.	9,439,202	9,145
	Datang International Power Generation Co. Ltd.	46,310,343	9,135
	Jiangxi Bank Co. Ltd.	15,469,882	9,059
2	China Yuhua Education Corp. Ltd.	15,657,276	8,982
^,2	Redco Properties Group Ltd.	13,875,960	8,956
	Haier Smart Home Co. Ltd. Class A	3,911,494	8,889
	New Hope Liuhe Co. Ltd. Class A	2,823,999	8,846
	New China Life Insurance Co. Ltd. Class A	1,307,521	8,845
	Greatview Aseptic Packaging Co. Ltd.	17,425,304	8,782
	COSCO SHIPPING Energy Transportation Co. Ltd.	20,325,088	8,743
	NetDragon Websoft Holdings Ltd.	3,815,010	8,731
	China Education Group Holdings Ltd.	5,844,115	8,730
*	GCL-Poly Energy Holdings Ltd.	213,757,886	8,557
	Metallurgical Corp. of China Ltd.	40,414,700	8,556
	Sihuan Pharmaceutical Holdings Group Ltd.	65,295,198	8,555
	Lonking Holdings Ltd.	30,847,942	8,551
*	ZTE Corp. Class A	1,804,164	8,542
	Henan Shuanghui Investment & Development Co. Ltd. Class A	1,983,176	8,394

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Skyworth Group Ltd.	32,430,356	8,380
*	CAR Inc.	10,188,797	8,315
	China Railway Construction Corp. Ltd. Class A	6,204,000	8,270
	China Suntien Green Energy Corp. Ltd.	28,356,892	8,225
	Hopson Development Holdings Ltd.	8,427,172	8,124
^	Shougang Concord International Enterprises Co. Ltd.	172,245,926	8,117
	Dongyue Group Ltd.	17,272,577	8,090
	Focus Media Information Technology Co. Ltd. Class A	9,491,272	8,079
*,2	China Logistics Property Holdings Co. Ltd.	20,179,719	7,851
	LONGi Green Energy Technology Co. Ltd. Class A	2,408,586	7,802
	Vinda International Holdings Ltd.	4,116,987	7,760
2	Genertec Universal Medical Group Co. Ltd.	11,244,349	7,682
^	China Maple Leaf Educational Systems Ltd.	24,399,880	7,665
	Yonghui Superstores Co. Ltd. Class A	6,444,481	7,634
^,2	Red Star Macalline Group Corp. Ltd.	9,497,698	7,610
*,^,2	Shanghai Junshi Biosciences Co. Ltd.	2,118,000	7,566
	China Fortune Land Development Co. Ltd. Class A	1,857,374	7,535
	Sany Heavy Equipment International Holdings Co. Ltd.	14,338,879	7,519
	Guotai Junan Securities Co. Ltd. Class A	3,101,300	7,510
*	Q Technology Group Co. Ltd.	5,647,615	7,487
	Jiayuan International Group Ltd.	18,706,527	7,484
^	Oshidori International Holdings Ltd.	61,501,524	7,438
	Huayu Automotive Systems Co. Ltd. Class A	2,075,776	7,402
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	292,385	7,387
2	Midea Real Estate Holding Ltd.	2,946,413	7,334
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	578,653	7,307
*	Bitauto Holdings Ltd. ADR	481,612	7,287
	Chongqing Changan Automobile Co. Ltd. Class B	17,542,145	7,223
	BYD Co. Ltd. Class A	1,185,774	7,213
	China International Marine Containers Group Co. Lt	8,158,921	7,177
2	Zhou Hei Ya International Holdings Co. Ltd.	14,245,325	7,165
	Changchun High & New Technology Industry Group Inc. Class A	110,497	7,140
2	Orient Securities Co. Ltd.	12,768,292	7,137
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,658,417	7,134
	Bank of Nanjing Co. Ltd. Class A	5,772,000	7,074
*,^	JinkoSolar Holding Co. Ltd. ADR	483,558	6,983
	Yonyou Network Technology Co. Ltd. Class A	1,661,043	6,965
	China National Nuclear Power Co. Ltd. Class A	9,676,500	6,951
	Huadian Fuxin Energy Corp. Ltd.	35,452,617	6,861
*,^	Qutoutiao Inc. ADR	1,647,561	6,854
	Tianneng Power International Ltd.	10,454,340	6,829
	Guangshen Railway Co. Ltd.	21,330,909	6,822
	Livzon Pharmaceutical Group Inc.	2,317,293	6,767
	Seazen Holdings Co. Ltd. Class A	1,497,581	6,765
	COSCO SHIPPING Development Co. Ltd.	60,197,171	6,744
	China BlueChemical Ltd.	27,507,479	6,694
	Iflytek Co. Ltd. Class A	1,414,200	6,647
*	GF Securities Co. Ltd. Class A	3,384,500	6,589
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	4,548,000	6,581
*,^	Kasen International Holdings Ltd.	10,568,304	6,538
	Weichai Power Co. Ltd. Class A	3,984,000	6,536
*,^,2	CStone Pharmaceuticals	4,867,500	6,530
	Shaanxi Coal Industry Co. Ltd. Class A	5,455,633	6,491
*,2	Meitu Inc.	29,302,658	6,485
	China Tian Lun Gas Holdings Ltd.	6,824,284	6,443
	China Dongxiang Group Co. Ltd.	56,288,984	6,314
*,^	Qudian Inc. ADR	896,015	6,209
*,^,2	China Metal Resources Utilization Ltd.	15,485,900	6,122
*,^	Lifetech Scientific Corp.	35,923,719	6,086
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	392,946	6,054
^	Tiangong International Co. Ltd.	16,689,378	5,959
	Shanghai International Port Group Co. Ltd. Class A	7,156,600	5,900
	Chongqing Zhifei Biological Products Co. Ltd. Class A	853,300	5,886
	Skyfame Realty Holdings Ltd.	41,626,327	5,839

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	Leyou Technologies Holdings Ltd.	17,489,351	5,788
	Jinchuan Group International Resources Co. Ltd.	72,104,840	5,784
	Wens Foodstuffs Group Co. Ltd.	1,003,046	5,733
	Sanan Optoelectronics Co. Ltd. Class A	2,657,000	5,732
	Hundsun Technologies Inc. Class A	528,230	5,714
	Hisense Home Appliances Group Co. Ltd.	6,172,259	5,703
	Orient Securities Co. Ltd. Class A	4,011,440	5,694
*	Foxconn Industrial Internet Co. Ltd. Class A	2,602,192	5,672
	Sinopec Kantons Holdings Ltd.	13,878,826	5,658
	GoerTek Inc. Class A	2,120,886	5,592
*,^	Noah Holdings Ltd. ADR	183,089	5,546
	WuXi AppTec Co. Ltd. Class A	413,958	5,529
	West China Cement Ltd.	34,499,253	5,528
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	444,958	5,470
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,445,889	5,444
	SDIC Power Holdings Co. Ltd. Class A	4,565,646	5,408
	O-Net Technologies Group Ltd.	9,545,476	5,400
	China ZhengTong Auto Services Holdings Ltd.	17,947,544	5,366
	CIMC Enric Holdings Ltd.	9,901,670	5,359
	Founder Securities Co. Ltd. Class A	5,558,000	5,309
	Metallurgical Corp. of China Ltd. Class A	13,631,700	5,306
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,494,080	5,281
	LVGEM China Real Estate Investment Co. Ltd.	14,506,000	5,219
	Shanghai Electric Group Co. Ltd. Class A	7,524,035	5,213
	China Machinery Engineering Corp.	13,202,836	5,202
	Xinhua Winshare Publishing and Media Co. Ltd.	7,311,291	5,192
	China Resources Medical Holdings Co. Ltd.	9,041,609	5,187
	Guangdong Haid Group Co. Ltd. Class A	1,073,701	5,183
^	E-House China Enterprise Holdings Ltd.	4,493,735	5,148
*	Daqo New Energy Corp. ADR	135,307	5,136
*	Sohu.com Ltd. ADR	498,448	5,109
*,2	Maoyan Entertainment	3,549,200	5,104
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,182,785	5,094
*,§	SMI Holdings Group Ltd.	17,016,452	5,082
	Comba Telecom Systems Holdings Ltd.	22,075,088	5,074
	Gemdale Corp. Class A	3,000,539	5,070
	Guosen Securities Co. Ltd. Class A	2,912,129	5,055
	Beijing Jingneng Clean Energy Co. Ltd.	28,171,244	4,991
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,786,256	4,985
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,789,396	4,981
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,302,319	4,976
	Hithink RoyalFlush Information Network Co. Ltd. Class A	359,600	4,957
*	Tianli Education International Holdings Ltd.	11,426,000	4,945
	Zijin Mining Group Co. Ltd. Class A	10,225,100	4,926
	Hualan Biological Engineering Inc. Class A	962,266	4,926
	Shandong Chenming Paper Holdings Ltd. Class B	12,295,570	4,922
	Contemporary Amperex Technology Co. Ltd. Class A	500,610	4,886
	Hengli Petrochemical Co. Ltd. Class A	2,130,320	4,874
	Beijing Capital Land Ltd.	14,500,310	4,873
	Consun Pharmaceutical Group Ltd.	8,121,741	4,862
	AECC Aviation Power Co. Ltd. Class A	1,618,500	4,859
	Huaneng Power International Inc. Class A	5,981,876	4,844
	Shengyi Technology Co. Ltd. Class A	1,516,400	4,843
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. C (XSHG)	3,080,173	4,840
	Dazhong Transportation Group Co. Ltd. Class B	10,729,176	4,836
	Power Construction Corp. of China Ltd. Class A	7,632,209	4,836
	Dah Chong Hong Holdings Ltd.	10,563,733	4,820
	BOE Technology Group Co. Ltd. Class B	14,884,075	4,798
	Hangzhou Tigermed Consulting Co. Ltd. Class A	493,950	4,792
	GD Power Development Co. Ltd. Class A	14,479,300	4,791
^	Tongda Group Holdings Ltd.	58,846,615	4,789
*	Will Semiconductor Ltd. Class A	306,000	4,779
^	CMBC Capital Holdings Ltd.	261,836,810	4,737
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,103,260	4,729

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Everbright Securities Co. Ltd. Class A	2,895,800	4,710
*	Hi Sun Technology China Ltd.	26,859,195	4,657
	Bank of Chongqing Co. Ltd.	7,877,986	4,627
*	Zhuguang Holdings Group Co. Ltd.	33,846,977	4,620
*	Mango Excellent Media Co. Ltd. Class A	1,201,900	4,608
*,^,2	Yixin Group Ltd.	19,348,612	4,605
*	Gigadevice Semiconductor Beijing Inc. Class A	211,300	4,601
*	Sinopec Oilfield Service Corp.	42,980,225	4,599
	Hangzhou Steam Turbine Co. Ltd. Class B	5,364,336	4,582
	China Lilang Ltd.	5,679,561	4,571
	JNBY Design Ltd.	3,203,930	4,563
	China South City Holdings Ltd.	39,183,994	4,542
	Fuyao Glass Industry Group Co. Ltd. Class A	1,498,700	4,525
	Walvax Biotechnology Co. Ltd. Class A	1,054,265	4,516
	China Foods Ltd.	10,732,535	4,411
	CSG Holding Co. Ltd. Class B	14,954,193	4,410
*	PPDAI Group Inc. ADR	1,567,853	4,390
2	China Everbright Greentech Ltd.	7,865,584	4,387
2	Shanghai Haohai Biological Technology Co. Ltd.	760,173	4,386
	Greenland Holdings Corp. Ltd. Class A	4,496,700	4,354
	Zhejiang Dahua Technology Co. Ltd. Class A	1,884,793	4,308
	Sichuan Chuantou Energy Co. Ltd. Class A	3,135,500	4,301
*,^	HengTen Networks Group Ltd.	298,215,398	4,291
	Concord New Energy Group Ltd.	84,752,078	4,263
*,^	Wise Talent Information Technology Co. Ltd.	1,697,798	4,259
	Luthai Textile Co. Ltd. Class B	4,550,005	4,255
	Texhong Textile Group Ltd.	4,210,130	4,253
*	Shanghai Fudan Microelectronics Group Co. Ltd.	5,604,000	4,245
	Zhejiang Longsheng Group Co. Ltd. Class A	2,145,700	4,214
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,296,634	4,210
	Huadong Medicine Co. Ltd. Class A	1,126,893	4,174
*	COSCO SHIPPING Holdings Co. Ltd. Class A	6,336,251	4,146
	China Shineway Pharmaceutical Group Ltd.	4,276,696	4,115
	Songcheng Performance Development Co. Ltd. Class A	977,700	4,110
	TCL Electronics Holdings Ltd.	8,653,515	4,101
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,927,086	4,101
*,^	Sogou Inc. ADR	795,948	4,099
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (XSHG)	2,984,433	4,084
	PAX Global Technology Ltd.	9,308,538	4,067
	Anhui Gujing Distillery Co. Ltd. Class A	259,700	4,065
	Greenland Hong Kong Holdings Ltd.	11,696,037	4,032
	Zhejiang NHU Co. Ltd. Class A	1,401,094	4,027
*	TCL Corp. Class A	8,594,400	4,017
	China Greatwall Technology Group Co. Ltd. Class A	1,936,400	3,984
	Yealink Network Technology Corp. Ltd. Class A	381,110	3,917
	Beijing Tongrentang Co. Ltd. Class A	1,002,295	3,914
	Industrial Securities Co. Ltd. Class A	4,310,700	3,904
	Avic Capital Co. Ltd. Class A	5,995,995	3,890
	Shenzhen Inovance Technology Co. Ltd. Class A	1,084,620	3,840
	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,602,702	3,835
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	669,180	3,833
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,212,533	3,793
	Wasion Holdings Ltd.	7,640,748	3,785
*,^	NIO Inc. ADR	2,605,553	3,778
	Midea Group Co. Ltd. Class A	478,396	3,770
^	Anhui Expressway Co. Ltd.	6,364,227	3,738
	Beijing Shiji Information Technology Co. Ltd. Class A	718,900	3,713
	Fantasia Holdings Group Co. Ltd.	24,290,975	3,677
*	Shenzhen Sunway Communication Co. Ltd. Class A	641,600	3,676
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	764,516	3,666
	AVIC Aircraft Co. Ltd. Class A	1,720,100	3,665
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,161,877	3,638
	Xinhu Zhongbao Co. Ltd. Class A	6,026,948	3,629
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,822,841	3,624

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Jiangsu King’s Luck Brewery JSC Ltd. Class A	811,462	3,602
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,384,343	3,596
	Jinke Properties Group Co. Ltd. Class A	3,646,239	3,589
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,358,567	3,579
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	2,005,558	3,578
	Changjiang Securities Co. Ltd. Class A	3,699,832	3,575
	SDIC Capital Co. Ltd. Class A	2,049,161	3,566
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,154,400	3,551
*	AVIC Shenyang Aircraft Co. Ltd. Class A	843,652	3,522
	Zhejiang Supor Co. Ltd. Class A	331,075	3,512
2	Yadea Group Holdings Ltd.	16,176,270	3,506
	HLA Corp. Ltd. Class A	3,212,798	3,506
	Glodon Co. Ltd. Class A	770,358	3,492
^	Colour Life Services Group Co. Ltd.	6,165,970	3,489
	Aisino Corp. Class A	1,183,136	3,460
	Guangdong Electric Power Development Co. Ltd. Class B	11,374,999	3,452
*	Avary Holding Shenzhen Co. Ltd. Class A	550,040	3,444
	Wisdom Education International Holdings Co. Ltd.	7,981,256	3,421
*	Bank of Changsha Co. Ltd. Class A	2,726,400	3,421
*	China Merchants Energy Shipping Co. Ltd. Class A	4,363,921	3,415
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	941,894	3,404
	Huangshan Tourism Development Co. Ltd. Class B	3,752,329	3,395
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,375,300	3,393
	Sichuan Expressway Co. Ltd.	11,587,954	3,382
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,012,370	3,374
*	Eve Energy Co. Ltd. Class A	643,099	3,369
*	Aluminum Corp. of China Ltd. Class A	6,952,900	3,345
	Fujian Sunner Development Co. Ltd. Class A	813,900	3,329
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	521,754	3,302
	Shanghai Lujiazui Finance & Trade Zone Development (XSSC)	1,692,462	3,285
	Han’s Laser Technology Industry Group Co. Ltd. Class A	604,700	3,259
	China National Software & Service Co. Ltd. Class A	332,500	3,251
	RiseSun Real Estate Development Co. Ltd. Class A	2,631,056	3,250
	China National Chemical Engineering Co. Ltd. Class A	3,811,480	3,237
	Weifu High-Technology Group Co. Ltd. Class B	2,025,142	3,199
	CSC Financial Co. Ltd. Class A	1,011,800	3,188
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	2,812,968	3,182
^	Chaowei Power Holdings Ltd.	8,770,642	3,174
	Tsingtao Brewery Co. Ltd. Class A	475,258	3,169
	Bank of Jiangsu Co. Ltd. Class A	3,152,256	3,166
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	929,031	3,151
*,^	Fullshare Holdings Ltd.	124,177,319	3,131
*	China Enterprise Co. Ltd. Class A	4,759,232	3,129
	Oriental Pearl Group Co. Ltd. Class A	2,447,100	3,128
*	Topchoice Medical Investment Corp. Class A	221,475	3,127
*,^	Tibet Water Resources Ltd.	19,055,822	3,126
*	GCL System Integration Technology Co. Ltd. Class A	3,426,000	3,125
	Xingda International Holdings Ltd.	11,190,290	3,119
	XCMG Construction Machinery Co. Ltd. Class A	4,829,800	3,098
	Shenzhen Goodix Technology Co. Ltd. Class A	119,847	3,094
	Beijing Shunxin Agriculture Co. Ltd. Class A	479,472	3,094
	Inspur Electronic Information Industry Co. Ltd. Class A	826,600	3,090
	China National Accord Medicines Corp. Ltd. Class B	862,500	3,085
*	Beijing Enterprises Clean Energy Group Ltd.	272,002,627	3,084
*,§,2	Tianhe Chemicals Group Ltd.	20,635,827	3,081
	Yunda Holding Co. Ltd. Class A	659,294	3,081
*	Tianfeng Securities Co. Ltd. Class A	3,534,482	3,073
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,152,000	3,069
*	Central China Securities Co. Ltd.	15,837,320	3,062
	Shanghai Jin Jiang Capital Co. Ltd.	20,384,915	3,038
	Shanghai Highly Group Co. Ltd. Class B	4,231,412	3,037
	Beijing New Building Materials plc Class A	1,124,513	3,034
	Shenergy Co. Ltd. Class A	3,686,500	3,032
	360 Security Technology Inc. Class A	941,991	3,021

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Tongwei Co. Ltd. Class A	1,665,784	3,003
	Shanghai Industrial Urban Development Group Ltd.	24,061,655	3,003
	Spring Airlines Co. Ltd. Class A	487,092	2,989
	STO Express Co. Ltd. Class A	1,018,893	2,984
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,314,781	2,984
	NAURA Technology Group Co. Ltd. Class A	297,100	2,983
	Beijing Tiantan Biological Products Corp. Ltd. Class A	782,300	2,979
*	China Modern Dairy Holdings Ltd.	20,876,908	2,976
	China Communications Construction Co. Ltd. Class A	2,224,845	2,974
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	534,687	2,955
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	1,810,700	2,954
	China Grand Automotive Services Group Co. Ltd. Class A	5,742,994	2,944
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,444,116	2,932
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,534,630	2,931
	Western Securities Co. Ltd. Class A	2,307,644	2,899
*,2	Haichang Ocean Park Holdings Ltd.	26,375,549	2,894
	Dongfang Electric Corp. Ltd.	5,133,660	2,892
	Guangshen Railway Co. Ltd. Class A	6,568,600	2,883
	Hubei Energy Group Co. Ltd. Class A	4,970,167	2,871
	INESA Intelligent Tech Inc. Class B	4,550,904	2,866
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	395,974	2,863
^	China High Speed Transmission Equipment Group Co. Ltd.	4,842,545	2,855
	Bank of Guiyang Co. Ltd. Class A	2,191,840	2,845
*	COSCO Shipping International Singapore Co. Ltd.	13,368,594	2,843
	China Southern Airlines Co. Ltd. Class A	2,986,800	2,825
	China Jushi Co. Ltd. Class A	2,469,030	2,779
	Dongxing Securities Co. Ltd. Class A	1,798,122	2,777
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	744,580	2,776
*	OFILM Group Co. Ltd. Class A	1,746,414	2,769
	Guoyuan Securities Co. Ltd. Class A	2,308,500	2,769
	Venustech Group Inc. Class A	588,500	2,761
	Offshore Oil Engineering Co. Ltd. Class A	3,224,600	2,761
*	Harbin Electric Co. Ltd.	10,758,569	2,742
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	655,041	2,741
	Hangzhou Robam Appliances Co. Ltd. Class A	611,162	2,734
	Shandong Airlines Co. Ltd. Class B	2,268,651	2,727
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	1,029,061	2,724
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,096,715	2,721
	Hesteel Co. Ltd. Class A	7,645,763	2,693
*	China Eastern Airlines Corp. Ltd. Class A	3,649,900	2,684
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,821,604	2,671
*	China Great Wall Securities Co. Ltd. Class A	1,579,200	2,663
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,701,919	2,653
	Shanghai Haixin Group Co. Class B	6,546,133	2,650
	Zhejiang Chint Electrics Co. Ltd. Class A	815,897	2,643
	Zhongjin Gold Corp. Ltd. Class A	2,239,200	2,631
	Beijing North Star Co. Ltd.	8,561,234	2,627
	Grandjoy Holdings Group Co. Ltd. Class A	2,405,546	2,623
	Guanghui Energy Co. Ltd. Class A	5,578,800	2,607
	Financial Street Holdings Co. Ltd. Class A	2,331,266	2,602
*	NanJi E-Commerce Co. Ltd. Class A	1,671,693	2,596
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	596,373	2,595
	Wuchan Zhongda Group Co. Ltd. Class A	3,261,885	2,589
*	Fangda Carbon New Material Co. Ltd. Class A	1,699,575	2,581
	Ajisen China Holdings Ltd.	8,968,703	2,573
	Shanghai Bailian Group Co. Ltd. Class B	2,811,795	2,572
	Great Wall Motor Co. Ltd. Class A	2,008,794	2,560
*,2	Ascletis Pharma Inc.	5,737,000	2,556
	Unisplendour Corp. Ltd. Class A	612,723	2,555
	Shandong Chenming Paper Holdings Ltd.	6,127,312	2,552
	Ningbo Zhoushan Port Co. Ltd. Class A	4,875,500	2,548
	NavInfo Co. Ltd. Class A	1,266,719	2,546
*	Jafron Biomedical Co. Ltd. Class A	256,057	2,546
	Guangzhou Automobile Group Co. Ltd. Class A	1,551,440	2,532

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,609,134	2,525
	Qingling Motors Co. Ltd.	10,397,822	2,519
	Tianma Microelectronics Co. Ltd. Class A	1,286,371	2,515
	Sichuan Swellfun Co. Ltd. Class A	332,900	2,511
*	Zhongji Innolight Co. Ltd. Class A	401,059	2,496
*	CSSC Offshore and Marine Engineering Group Co. Ltd	3,299,622	2,490
	SooChow Securities Co. Ltd. Class A	1,929,500	2,489
	Shandong Nanshan Aluminum Co. Ltd. Class A	8,300,300	2,487
	Bank of Hangzhou Co. Ltd. Class A	1,945,544	2,487
*	Landing International Development Ltd.	21,932,901	2,486
	Shenzhen Energy Group Co. Ltd. Class A	2,857,916	2,480
	Eastern Communications Co. Ltd. Class B	4,614,859	2,472
*	China Shipbuilding Industry Group Power Co. Ltd. Class A	824,486	2,453
	Yango Group Co. Ltd. Class A	2,805,593	2,453
	Dongfang Electric Corp. Ltd. Class A	1,946,400	2,442
	BBMG Corp. Class A	5,263,291	2,437
	Xiamen C & D Inc. Class A	2,021,600	2,437
	Hengtong Optic-electric Co. Ltd. Class A	1,165,260	2,432
	Jiangxi Copper Co. Ltd. Class A	1,209,001	2,427
	Beijing Enlight Media Co. Ltd. Class A	1,932,080	2,424
	Southwest Securities Co. Ltd. Class A	3,824,609	2,421
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,852,906	2,420
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	5,993,400	2,417
	Tianqi Lithium Corp. Class A	677,400	2,417
	Dawning Information Industry Co. Ltd. Class A	510,000	2,417
	Zhejiang Huayou Cobalt Co. Ltd. Class A	693,050	2,413
2	Everbright Securities Co. Ltd.	3,400,456	2,411
	AVIC Electromechanical Systems Co. Ltd. Class A	2,548,900	2,407
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	927,600	2,405
	Sinolink Securities Co. Ltd. Class A	1,989,646	2,403
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,902,520	2,400
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	367,094	2,398
	Centre Testing International Group Co. Ltd. Class A	1,203,800	2,394
	Huadian Power International Corp. Ltd. Class A	4,786,100	2,392
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,934,335	2,390
	Lomon Billions Group Co. Ltd. Class A	1,382,500	2,390
	Sinofert Holdings Ltd.	23,445,479	2,390
	Shanghai Construction Group Co. Ltd. Class A	4,914,700	2,381
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,792,653	2,370
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	507,061	2,357
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,025,700	2,353
	Winning Health Technology Group Co. Ltd. Class A	990,900	2,345
	Shanghai M&G Stationery Inc. Class A	330,000	2,345
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	309,100	2,337
	Yunnan Energy New Material Co. Ltd.	485,480	2,336
	Shanghai Huayi Group Co. Ltd. Class B	3,657,659	2,332
	Zoomlion Heavy Industry Science and Technology Co. (XSEC)	2,789,100	2,317
	Shanghai Diesel Engine Co. Ltd. Class B	4,746,815	2,315
	Angel Yeast Co. Ltd. Class A	539,300	2,313
	Shanghai Electric Power Co. Ltd. Class A	2,148,803	2,296
	Yintai Gold Co. Ltd. Class A	1,270,300	2,292
	China Gezhouba Group Co. Ltd. Class A	2,808,367	2,287
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,244,986	2,285
	China Railway Hi-tech Industry Co. Ltd. Class A	1,579,217	2,263
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,021,674	2,263
	Shenzhen Gas Corp. Ltd. Class A	2,020,400	2,262
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,129,067	2,256
*	Kuang-Chi Technologies Co. Ltd. Class A	1,478,700	2,254
*	Chongqing Iron & Steel Co. Ltd. Class A	8,879,674	2,245
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,234
	China Spacesat Co. Ltd. Class A	752,400	2,233
	TBEA Co. Ltd. Class A	2,449,302	2,233
	China South Publishing & Media Group Co. Ltd. Class A	1,350,800	2,219
	China Merchants Land Ltd.	15,665,717	2,214

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China Fangda Group Co. Ltd. Class B	5,872,007	2,212
	Rongsheng Petro Chemical Co. Ltd. Class A	1,413,103	2,211
	Hefei Meiya Optoelectronic Technology Inc. Class A	425,800	2,206
	Beijing Capital Development Co. Ltd. Class A	1,883,974	2,201
	Beijing Originwater Technology Co. Ltd. Class A	2,003,600	2,201
	China Film Co. Ltd. Class A	1,163,900	2,200
	Perfect World Co. Ltd. Class A	522,000	2,188
^	Dongjiang Environmental Co. Ltd.	2,621,127	2,187
	China Coal Energy Co. Ltd. Class A	3,289,730	2,186
*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,167
	CITIC Resources Holdings Ltd.	33,082,891	2,149
*	Huaibei Mining Holdings Co. Ltd. Class A	1,602,428	2,147
	Jinyu Bio-Technology Co. Ltd. Class A	734,000	2,145
	China Avionics Systems Co. Ltd. Class A	1,074,421	2,144
^	CPMC Holdings Ltd.	5,331,365	2,133
	Dong-E-E-Jiao Co. Ltd. Class A	425,200	2,132
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	3,149,100	2,131
2	Ozner Water International Holding Ltd.	11,216,535	2,129
*	Chongqing Brewery Co. Ltd. Class A	346,089	2,126
	Shanxi Securities Co. Ltd. Class A	1,917,945	2,121
	Wangsu Science & Technology Co. Ltd. Class A	1,564,800	2,117
	China Galaxy Securities Co. Ltd. Class A	1,387,700	2,113
	AVICOPTER plc Class A	328,297	2,107
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	2,117,216	2,107
	Anhui Expressway Co. Ltd. Class A	2,628,400	2,105
	Huaxin Cement Co. Ltd. Class A	766,581	2,099
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,847,750	2,098
	Tongkun Group Co. Ltd. Class A	1,110,260	2,086
	Jinduicheng Molybdenum Co. Ltd. Class A	2,050,700	2,084
*	Anxin Trust Co. Ltd. Class A	3,467,578	2,066
*	Ovctek China Inc. Class A	284,126	2,064
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	170,300	2,058
*	Grand Baoxin Auto Group Ltd.	10,261,470	2,058
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	770,000	2,058
*	Liaoning Cheng Da Co. Ltd. Class A	1,029,300	2,050
	GRG Banking Equipment Co. Ltd. Class A	1,527,043	2,049
	Guangzhou Haige Communications Group Inc. Co. Class A	1,498,124	2,044
*	Visionox Technology Inc. Class A	962,272	2,037
	China Molybdenum Co. Ltd. Class A	4,201,800	2,028
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,139,767	2,027
*	China Index Holdings Ltd. ADR	617,848	2,027
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	659,230	2,015
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	110,940	2,013
	Ganfeng Lithium Co. Ltd. Class A	649,900	2,009
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,054,140	2,004
*,^,§	National Agricultural Holdings Ltd.	13,075,708	1,986
	Datang International Power Generation Co. Ltd. Class A	5,590,101	1,985
	Shanghai Jahwa United Co. Ltd. Class A	419,138	1,972
	Jiangsu Expressway Co. Ltd. Class A	1,320,673	1,959
	Westone Information Industry Inc. Class A	539,589	1,959
^	Dawnrays Pharmaceutical Holdings Ltd.	11,020,425	1,954
	Wuhan Guide Infrared Co. Ltd. Class A	630,750	1,951
*	Guosheng Financial Holding Inc. Class A	1,223,100	1,949
	Jiangsu Eastern Shenghong Co. Ltd. Class A	2,616,884	1,931
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,647,054	1,926
	Shandong Sun Paper Industry JSC Ltd. Class A	1,660,500	1,923
	Guorui Properties Ltd.	9,987,715	1,921
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	4,886,576	1,916
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,791,800	1,915
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	322,940	1,911
	361 Degrees International Ltd.	9,304,466	1,908
	Phoenix Media Investment Holdings Ltd.	24,996,918	1,907
*	Nanyang Topsec Technologies Group Inc. Class A	834,000	1,905
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	156,807	1,905

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Weifu High-Technology Group Co. Ltd. Class A	799,141	1,904
	Air China Ltd. Class A	1,612,300	1,900
	Livzon Pharmaceutical Group Inc. Class A	459,743	1,897
	Sinosoft Technology Group Ltd.	9,192,521	1,896
	China Electronics Optics Valley Union Holding Co. Ltd.	31,561,668	1,891
*	Siasun Robot & Automation Co. Ltd. Class A	941,940	1,886
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	1,112,880	1,879
	Shandong Sinocera Functional Material Co. Ltd. Class A	652,605	1,877
	Sunwoda Electronic Co. Ltd. Class A	956,900	1,874
*	Pacific Securities Co. Ltd. China Class A	3,950,626	1,861
	DHC Software Co. Ltd. Class A	1,835,000	1,859
*	Jiajiayue Group Co. Ltd. Class A	510,800	1,858
	Tasly Pharmaceutical Group Co. Ltd. Class A	894,451	1,858
	Chengdu Xingrong Environment Co. Ltd. Class A	2,729,200	1,856
	Hongfa Technology Co. Ltd. Class A	516,982	1,855
*	Shanying International Holding Co. Ltd. Class A	4,219,600	1,852
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,844
	Xiamen International Port Co. Ltd.	13,079,051	1,834
*,2	Tian Ge Interactive Holdings Ltd.	6,803,129	1,822
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	813,800	1,821
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	2,260,820	1,820
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,856,600	1,819
*	Sangfor Technologies Inc. Class A	103,100	1,815
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	391,161	1,813
	Zhejiang Juhua Co. Ltd. Class A	1,826,546	1,811
	Sinochem International Corp. Class A	2,540,980	1,811
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,843,606	1,809
	Huagong Tech Co. Ltd. Class A	637,600	1,806
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,582,100	1,800
	Sealand Securities Co. Ltd. Class A	2,603,000	1,795
	Oppein Home Group Inc. Class A	114,500	1,795
	Laobaixing Pharmacy Chain JSC Class A	184,724	1,789
	Hangzhou Silan Microelectronics Co. Ltd. Class A	858,900	1,786
	Beijing North Star Co. Ltd. Class A	3,891,681	1,785
	Beijing Thunisoft Corp. Ltd. Class A	568,464	1,781
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,555,630	1,771
	China National Medicines Corp. Ltd. Class A	496,088	1,767
	Fujian Star-net Communication Co. Ltd. Class A	396,300	1,764
	Tangshan Jidong Cement Co. Ltd. Class A	889,500	1,763
	Wanxiang Qianchao Co. Ltd. Class A	2,433,172	1,749
*	Tech-Bank Food Co. Ltd. Class A	789,000	1,743
	Xiamen Tungsten Co. Ltd. Class A	965,481	1,741
	Tianjin Port Development Holdings Ltd.	18,984,017	1,741
	Sichuan Expressway Co. Ltd. Class A	3,338,400	1,741
	Sansteel Minguang Co. Ltd. Fujian Class A	1,610,600	1,735
	Joyoung Co. Ltd. Class A	547,900	1,729
	Northeast Securities Co. Ltd. Class A	1,484,700	1,728
	COSCO SHIPPING Development Co. Ltd. Class A	4,868,672	1,722
*	Yunnan Copper Co. Ltd. Class A	1,153,700	1,718
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,303,696	1,718
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,133,100	1,717
	Cinda Real Estate Co. Ltd. Class A	3,153,901	1,715
*	Weihai Guangwei Composites Co. Ltd. Class A	296,340	1,715
	Huaan Securities Co. Ltd. Class A	1,913,400	1,712
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	626,200	1,701
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	812,170	1,693
	Shenzhen Airport Co. Ltd. Class A	1,234,300	1,685
	Anhui Anke Biotechnology Group Co. Ltd. Class A	743,970	1,676
	Ninestar Corp. Class A	421,614	1,672
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,034,700	1,668
*	Kama Co. Ltd. Class B	3,445,602	1,666
	G-bits Network Technology Xiamen Co. Ltd. Class A	43,600	1,666
*	Montnets Rongxin Technology Group Co. Ltd. Class A	556,200	1,661
*	Shennan Circuits Co. Ltd. Class A	78,596	1,659

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	624,027	1,659
	Beijing Yanjing Brewery Co. Ltd. Class A	1,943,500	1,657
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,659,400	1,656
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	128,086	1,652
	China Meheco Co. Ltd. Class A	891,264	1,652
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,987,900	1,650
*	Zhejiang Dingli Machinery Co. Ltd. Class A	188,675	1,645
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	574,182	1,645
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,152,893	1,645
	Jizhong Energy Resources Co. Ltd. Class A	3,269,176	1,643
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	2,894,600	1,628
	Yang Quan Coal Industry Group Co. Ltd. Class A	2,213,100	1,628
*	Chengzhi Co. Ltd. Class A	821,800	1,623
*	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	935,240	1,623
	Jiangsu Yangnong Chemical Co. Ltd. Class A	217,200	1,614
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,134,000	1,606
	TangShan Port Group Co. Ltd. Class A	4,380,700	1,605
	Oceanwide Holdings Co. Ltd. Class A	2,576,500	1,602
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A	209,258	1,599
	Qingdao TGOOD Electric Co. Ltd. Class A	691,318	1,598
*	Beijing Shougang Co. Ltd. Class A	3,336,195	1,597
*	Luenmei Quantum Co. Ltd. Class A	995,165	1,595
	Beijing E-Hualu Information Technology Co. Ltd. Class A	338,321	1,595
*	IKD Co. Ltd. Class A	1,020,468	1,591
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,412,869	1,591
	Dalian Port PDA Co. Ltd. Class A	5,510,365	1,589
	Accelink Technologies Co. Ltd. Class A	411,500	1,587
	Newland Digital Technology Co. Ltd. Class A	715,097	1,579
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	476,600	1,573
	Heilongjiang Agriculture Co. Ltd. Class A	1,156,300	1,570
	Shenzhen Sunlord Electronics Co. Ltd. Class A	520,700	1,570
	Bank of Chengdu Co. Ltd. Class A	1,310,927	1,569
*	Hunan Valin Steel Co. Ltd. Class A	2,720,240	1,568
*	Ningbo Joyson Electronic Corp. Class A	752,020	1,567
*	Gree Real Estate Co. Ltd. Class A	2,173,189	1,564
	Haining China Leather Market Co. Ltd. Class A	2,606,149	1,563
	Hangzhou Jiebai Group Co. Ltd. Class A	2,127,776	1,559
*	Sinopec Oilfield Service Corp. Class A	4,964,200	1,559
*	Shang Gong Group Co. Ltd. Class B	3,153,652	1,557
	Jason Furniture Hangzhou Co. Ltd. Class A	307,500	1,551
	China TransInfo Technology Co. Ltd. Class A	623,200	1,548
	GEM Co. Ltd. Class A	2,470,920	1,539
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	4,416,301	1,536
	Apeloa Pharmaceutical Co. Ltd. Class A	828,400	1,534
	Zhejiang Hailiang Co. Ltd. Class A	1,092,000	1,531
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	217,320	1,529
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,331,680	1,529
	Better Life Commercial Chain Share Co. Ltd. Class A	1,289,000	1,529
*	Tianjin Guangyu Development Co. Ltd. Class A	1,559,390	1,527
	CECEP Wind-Power Corp. Class A	4,455,738	1,524
	Sinoma Science & Technology Co. Ltd. Class A	1,148,372	1,521
*	Western Mining Co. Ltd. Class A	1,933,900	1,518
*	Longshine Technology Co. Ltd. Class A	477,497	1,511
	NSFOCUS Information Technology Co. Ltd. Class A	545,684	1,510
*	Autobio Diagnostics Co. Ltd. Class A	105,150	1,509
	Zhejiang Crystal-Optech Co. Ltd. Class A	710,383	1,508
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,019,400	1,508
	Central China Securities Co. Ltd. Class A	2,183,900	1,504
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	857,800	1,502
	Lens Technology Co. Ltd. Class A	798,600	1,496
	Suning Universal Co. Ltd. Class A	2,829,371	1,491
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	322,031	1,489
	BTG Hotels Group Co. Ltd. Class A	627,788	1,489
*	Beijing Kunlun Tech Co. Ltd. Class A	785,200	1,488

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Yunnan Tin Co. Ltd. Class A	1,058,273	1,488
	Weiqiao Textile Co.	5,636,653	1,486
	Leyard Optoelectronic Co. Ltd. Class A	1,577,100	1,484
	Xiamen ITG Group Corp. Ltd. Class A	1,441,300	1,483
	Shanghai Shimao Co. Ltd. Class A	2,587,872	1,481
	Tian Di Science & Technology Co. Ltd. Class A	3,143,545	1,477
*	Addsino Co. Ltd. Class A	1,060,300	1,477
	Huafa Industrial Co. Ltd. Zhuhai Class A	1,428,000	1,476
*	China Tianying Inc. Class A	1,658,000	1,473
*	Jiangsu Financial Leasing Co. Ltd. Class A	1,745,455	1,472
	Hainan Poly Pharm Co. Ltd.	175,551	1,472
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	445,320	1,464
	Shenzhen Jinjia Group Co. Ltd. Class A	948,700	1,455
	China World Trade Center Co. Ltd. Class A	594,100	1,453
	Guangdong Tapai Group Co. Ltd. Class A	1,066,509	1,453
	YTO Express Group Co. Ltd. Class A	814,273	1,450
*	CSSC Offshore and Marine Engineering Group Co. Ltd Class A (XSSC)	651,300	1,443
	Huaxi Securities Co. Ltd. Class A	1,066,739	1,443
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,955,177	1,440
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,521,000	1,439
	Shandong Linglong Tyre Co. Ltd. Class A	482,016	1,435
	Wuhu Token Science Co. Ltd. Class A	1,455,621	1,434
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,353,633	1,430
	Hisense Electric Co. Ltd. Class A	1,095,005	1,429
	Sichuan Road & Bridge Co. Ltd. Class A	3,095,500	1,425
	Bengang Steel Plates Co. Ltd. Class B	5,757,242	1,424
	Tianjin Capital Environmental Protection Group Co. Class A (XSSC)	1,420,275	1,423
	Dongjiang Environmental Co. Ltd. Class A	1,052,415	1,420
*	Shenzhen MTC Co. Ltd. Class A	3,387,500	1,420
	KingClean Electric Co. Ltd. Class A	471,761	1,420
	Sichuan Languang Development Co. Ltd. Class A	1,562,200	1,419
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	374,681	1,419
	Tianjin Port Co. Ltd. Class A	1,620,840	1,418
	An Hui Wenergy Co. Ltd. Class A	2,180,421	1,418
	Greattown Holdings Ltd. Class A	1,491,400	1,409
*	Shandong Xinchao Energy Corp. Ltd. Class A	4,831,900	1,407
	Shandong Hi-speed Co. Ltd. Class A	2,063,010	1,404
	Shenzhen Kaifa Technology Co. Ltd. Class A	970,850	1,402
	Shanghai AJ Group Co. Ltd. Class A	1,078,100	1,402
*	C&S Paper Co. Ltd. Class A	791,950	1,401
	Tianshui Huatian Technology Co. Ltd. Class A	1,810,145	1,400
	Tianjin Development Holdings Ltd.	4,841,181	1,397
*	CCOOP Group Co. Ltd. Class A	4,428,000	1,396
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,237,204	1,391
	Anhui Xinhua Media Co. Ltd. Class A	1,803,400	1,386
	Yifan Pharmaceutical Co. Ltd. Class A	746,800	1,383
	Wonders Information Co. Ltd. Class A	706,300	1,382
	Wuxi Taiji Industry Co. Ltd. Class A	1,335,900	1,382
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,831,600	1,381
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,252,696	1,379
	Changsha Jingjia Microelectronics Co. Ltd. Class A	176,987	1,378
*	PCI-Suntek Technology Co. Ltd. Class A	1,015,700	1,373
*	Easysight Supply Chain Management Co. Ltd. Class A	560,792	1,368
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,538,200	1,366
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	631,900	1,365
	Tahoe Group Co. Ltd. Class A	1,669,645	1,365
	Jinyuan EP Co. Ltd. Class A	863,042	1,362
*	Sichuan Shuangma Cement Co. Ltd. Class A	696,300	1,358
	FAW CAR Co. Ltd. Class A	1,156,285	1,357
*	Bestsun Energy Co. Ltd. Class A	1,357,260	1,356
	Shaanxi International Trust Co. Ltd. Class A	2,306,900	1,352
	Genimous Technology Co. Ltd. Class A	860,340	1,351
	Suofeiya Home Collection Co. Ltd. Class A	548,200	1,350
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	132,001	1,350

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Qingdao Port International Co. Ltd. Class A	1,344,600	1,348
	Chacha Food Co. Ltd. Class A	283,204	1,347
	Changjiang Publishing & Media Co. Ltd. Class A	1,571,747	1,342
	Tecon Biology Co. Ltd. Class A	687,443	1,342
	Chengdu Hongqi Chain Co. Ltd. Class A	1,104,333	1,341
*	Shandong Publishing & Media Co. Ltd. Class A	1,348,906	1,340
	Grandblue Environment Co. Ltd. Class A	517,336	1,337
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,336
	MLS Co. Ltd. Class A	867,100	1,334
	Thunder Software Technology Co. Ltd. Class A	241,300	1,333
*	Shenghe Resources Holding Co. Ltd. Class A	1,135,400	1,332
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,100,773	1,331
	Dongguan Development Holdings Co. Ltd. Class A	1,165,100	1,331
	China National Accord Medicines Corp. Ltd. Class A	201,089	1,330
	Beijing Global Safety Technology Co. Ltd. Class A	231,750	1,330
*	Guangzhou Restaurant Group Co. Ltd. Class A	301,500	1,325
	Poly Culture Group Corp. Ltd.	1,776,688	1,325
	Holitech Technology Co. Ltd. Class A	1,757,000	1,319
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	625,946	1,318
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,141,700	1,311
	Sunflower Pharmaceutical Group Co. Ltd. Class A	613,395	1,310
*	Hangzhou Shunwang Technology Co. Ltd. Class A	493,500	1,307
	Chongqing Sokon Industry Group Co. Ltd. Class A	727,717	1,307
	CECEP Solar Energy Co. Ltd. Class A	2,773,300	1,303
*,^,2	Cogobuy Group	7,830,690	1,296
	Chongqing Changan Automobile Co. Ltd. Class A	1,273,296	1,295
*	Glorious Property Holdings Ltd.	32,232,396	1,294
	Sungrow Power Supply Co. Ltd. Class A	927,608	1,288
	Bright Dairy & Food Co. Ltd. Class A	831,148	1,286
	Hangzhou First Applied Material Co. Ltd. Class A	223,600	1,282
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,591,300	1,280
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	5,916,200	1,278
	Shanghai Jinjiang International Travel Co. Ltd. Class B	812,096	1,275
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	522,771	1,274
	Yixintang Pharmaceutical Group Co. Ltd. Class A	368,085	1,272
*	China Merchants Port Group Co. Ltd. Class A	521,300	1,270
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,176,100	1,269
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	481,217	1,268
	Zhejiang Wanliyang Co. Ltd. Class A	1,028,300	1,264
	Huapont Life Sciences Co. Ltd. Class A	1,830,600	1,261
	Shenzhen Huaqiang Industry Co. Ltd. Class A	640,010	1,259
*,§	CT Environmental Group Ltd.	28,987,223	1,258
	Saurer Intelligent Technology Co. Ltd. Class A	1,334,200	1,255
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,361,600	1,246
	Fang Holdings Ltd. ADR	617,847	1,242
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	317,917	1,241
*	CITIC Guoan Information Industry Co. Ltd. Class A	2,527,000	1,240
*	First Tractor Co. Ltd.	5,968,956	1,239
*	Huayi Brothers Media Corp. Class A	1,991,700	1,239
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	348,499	1,239
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	590,054	1,238
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	155,400	1,235
*	China Reform Health Management and Services Group Co. Ltd. Class A	571,735	1,234
*	Huadian Energy Co. Ltd. Class B	10,642,993	1,234
	Zhejiang Kaishan Compressor Co. Ltd. Class A	823,949	1,233
	Maoye Commericial Co. Ltd. Class A	1,788,570	1,232
	Minmetals Land Ltd.	8,707,606	1,230
	Taiji Computer Corp. Ltd. Class A	268,300	1,225
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	636,844	1,219
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,800,878	1,218
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	887,636	1,216
*	Shanghai Weaver Network Co. Ltd. Class A	133,631	1,215
	Fujian Longking Co. Ltd. Class A	854,893	1,214
*	Guocheng Mining Co. Ltd.	843,164	1,208

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	China Aerospace Times Electronics Co. Ltd. Class A	1,442,200	1,208
	Dian Diagnostics Group Co. Ltd. Class A	398,500	1,207
	Hisense Home Appliances Group Co. Ltd. Class A	800,307	1,205
*	Beijing Teamsun Technology Co. Ltd. Class A	740,900	1,200
	Chongqing Water Group Co. Ltd. Class A	1,442,700	1,196
	CMST Development Co. Ltd. Class A	1,596,478	1,192
	Visual China Group Co. Ltd. Class A	419,000	1,191
	Long Yuan Construction Group Co. Ltd. Class A	1,062,200	1,187
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	671,700	1,187
	TongFu Microelectronics Co. Ltd. Class A	732,100	1,181
	Chongqing Department Store Co. Ltd. Class A	293,700	1,179
	Hytera Communications Corp. Ltd. Class A	923,300	1,179
	China High Speed Railway Technology Co. Ltd. Class A	2,416,813	1,177
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	620,300	1,177
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	492,000	1,176
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	978,900	1,175
*	Leo Group Co. Ltd. Class A	4,191,500	1,172
	Wangfujing Group Co. Ltd. Class A	633,300	1,171
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,326,800	1,170
	Luxi Chemical Group Co. Ltd. Class A	866,000	1,169
	B-Soft Co. Ltd. Class A	455,467	1,168
	Bank of Qingdao Co. Ltd. Class A	1,390,600	1,167
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	465,000	1,166
*	5I5J Holding Group Co. Ltd. Class A	1,866,268	1,164
*	Bank of Zhengzhou Co. Ltd. Class A	1,753,272	1,163
*	Toly Bread Co. Ltd. Class A	184,525	1,161
*	Datong Coal Industry Co. Ltd. Class A	1,963,400	1,160
	Hubei Fuxing Science And Technology Co. Ltd. Class A	1,265,235	1,159
	Tus Environmental Science And Technology Development Co. Ltd. Class A	936,400	1,152
	Zhejiang Semir Garment Co. Ltd. Class A	728,619	1,151
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,510,000	1,150
	Fangda Special Steel Technology Co. Ltd. Class A	995,760	1,148
^	Launch Tech Co. Ltd.	2,263,084	1,144
*	Ecovacs Robotics Co. Ltd. Class A	403,340	1,143
	Sinoma International Engineering Co. Class A	1,348,700	1,143
	Beijing SL Pharmaceutical Co. Ltd. Class A	622,500	1,141
*	Guangdong Golden Dragon Development Inc. Class A	617,100	1,140
*	Juewei Food Co. Ltd. Class A	177,340	1,140
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	604,700	1,139
*	China Aluminum International Engineering Corp. Ltd. Class A	1,451,500	1,134
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	1,482,361	1,134
*	CNHTC Jinan Truck Co. Ltd. Class A	462,760	1,134
*	Blue Sail Medical Co. Ltd. Class A	594,103	1,130
	Henan Pinggao Electric Co. Ltd. Class A	1,150,835	1,129
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,541,944	1,127
	Lao Feng Xiang Co. Ltd. Class A	156,400	1,125
*	Juneyao Airlines Co. Ltd. Class A	564,230	1,125
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,535,800	1,124
	Wuhan Department Store Group Co. Ltd. Class A	747,700	1,121
	ADAMA Ltd. Class A	879,588	1,119
	Jiangsu Guotai International Group Co. Ltd. Class A	1,476,384	1,118
	Guoxuan High-Tech Co. Ltd.	641,300	1,114
*	Shandong Humon Smelting Co. Ltd. Class A	620,200	1,109
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	553,347	1,107
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	889,537	1,105
*	Foshan Gas Group Co. Ltd. Class A	462,263	1,102
	Elion Clean Energy Co. Ltd. Class A	1,842,317	1,101
	Sunward Intelligent Equipment Co. Ltd. Class A	1,383,708	1,100
	Hubei Kaile Science & Technology Co. Ltd. Class A	560,220	1,100
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	528,100	1,099
*	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,320,700	1,098
	Shenzhen Infogem Technologies Co. Ltd. Class A	478,400	1,095
	Guangdong Shirongzhaoye Co. Ltd. Class A	903,334	1,090
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,228,298	1,089

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Ming Yang Smart Energy Group Ltd. Class A	616,300	1,088
	Anhui Kouzi Distillery Co. Ltd. Class A	156,200	1,084
*	Nanjing Iron & Steel Co. Ltd. Class A	2,501,946	1,083
	China Baoan Group Co. Ltd. Class A	1,673,664	1,083
	Sailun Group Co. Ltd.	1,775,500	1,079
	Ningbo Shanshan Co. Ltd. Class A	750,300	1,076
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	239,113	1,076
	Wolong Electric Group Co. Ltd. Class A	922,100	1,076
	Fujian Funeng Co. Ltd. Class A	852,237	1,073
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	110,200	1,072
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,505,300	1,071
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,001,900	1,068
*	Smartac Group China Holdings Ltd.	41,289,202	1,067
	Xiamen Kingdomway Group Co. Class A	387,031	1,061
	Shanghai Lansheng Corp. Class A	600,000	1,055
	Aerospace CH UAV Co. Ltd.	712,500	1,053
	Shanxi Blue Flame Holding Co. Ltd. Class A	665,943	1,053
*	Jilin Power Share Co. Ltd. Class A	2,180,300	1,048
	Harbin Boshi Automation Co. Ltd. Class A	728,200	1,045
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	740,580	1,044
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,739,612	1,043
	Huafu Fashion Co. Ltd. Class A	1,133,374	1,042
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,943,019	1,041
	China Wuyi Co. Ltd. Class A	2,100,494	1,041
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,147,300	1,039
*	Jiangsu Hoperun Software Co. Ltd. Class A	540,100	1,037
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	849,180	1,035
*	Xinyu Iron & Steel Co. Ltd. Class A	1,634,800	1,035
*	China Minmetals Rare Earth Co. Ltd. Class A	654,700	1,033
*	Loncin Motor Co. Ltd. Class A	2,041,949	1,026
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,151,400	1,025
*	Jiangsu Guoxin Corp. Ltd. Class A	986,500	1,024
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,068,230	1,023
*	Berry Genomics Co. Ltd. Class A	233,450	1,023
	Xinjiang Tianshan Cement Co. Ltd. Class A	710,900	1,022
*	Shenzhen Anche Technologies Co. Ltd. Class A	153,540	1,019
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	508,770	1,019
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,060,800	1,016
	Xinfengming Group Co. Ltd. Class A	628,265	1,014
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,553,905	1,012
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	202,491	1,011
	Shanghai Belling Co. Ltd. Class A	464,300	1,010
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,390,163	1,007
	Maccura Biotechnology Co. Ltd. Class A	269,700	1,005
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,063,810	1,005
*	JiuGui Liquor Co. Ltd. Class A	214,000	1,004
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	553,900	1,002
	North Huajin Chemical Industries Co. Ltd. Class A	1,231,200	1,002
	Bluestar Adisseo Co. Class A	694,460	999
	Valiant Co. Ltd. Class A	555,900	999
	Xuji Electric Co. Ltd. Class A	772,400	996
	Zhejiang Medicine Co. Ltd. Class A	615,200	993
	Xiamen Meiya Pico Information Co. Ltd. Class A	418,280	992
	Foshan Electrical and Lighting Co. Ltd. Class A	1,390,900	992
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,090,600	991
	Chengtun Mining Group Co. Ltd. Class A	1,441,600	990
*	Guizhou Gas Group Corp. Ltd. Class A	423,700	988
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,055,100	987
*	Huabao Flavours & Fragrances Co. Ltd. Class A	216,362	986
*	Shenzhen Yinghe Technology Co. Ltd. Class A	254,483	984
	Hoshine Silicon Industry Co. Ltd. Class A	248,080	983
	Beijing VRV Software Corp. Ltd. Class A	1,002,800	982
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,409,900	981
	Haisco Pharmaceutical Group Co. Ltd. Class A	330,800	979

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	CQ Pharmaceutical Holding Co. Ltd. Class A	1,224,401	977
*	CSSC Science & Technology Co. Ltd. Class A	498,200	976
	Red Avenue New Materials Group Co. Ltd. Class A	395,800	973
§	Shenzhen Tagen Group Co. Ltd. Class A	1,286,945	971
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	2,091,921	968
	Shanghai Industrial Development Co. Ltd. Class A	1,071,800	966
	Gosuncn Technology Group Co. Ltd. Class A	1,165,900	964
	Beibuwan Port Co. Ltd. Class A	790,600	963
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	191,315	962
*	Yunnan Aluminium Co. Ltd. Class A	1,541,100	960
*	HyUnion Holding Co. Ltd. Class A	696,200	956
	ORG Technology Co. Ltd. Class A	1,558,300	954
*	Sonoscape Medical Corp. Class A	316,861	954
*	Fujian Dongbai Group Co. Ltd. Class A	1,277,300	953
	Hangzhou Century Co. Ltd. Class A	489,500	951
	CGN Nuclear Technology Development Co. Ltd. Class A	987,928	950
*	Shenzhen Kinwong Electronic Co. Ltd. Class A	155,100	950
	Global Top E-Commerce Co. Ltd. Class A	859,800	950
*	PharmaBlock Sciences Nanjing Inc. Class A	90,552	949
*	Anhui Jinhe Industrial Co. Ltd. Class A	364,990	948
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	120,800	948
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	561,300	943
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,583,302	939
	Jiangsu Linyang Energy Co. Ltd. Class A	1,485,500	939
*	Hengdian Entertainment Co. Ltd. Class A	473,752	938
	Zhejiang Hangmin Co. Ltd. Class A	1,086,423	932
	ENN Ecological Holdings Co. Ltd. Class A	636,400	932
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	978,300	929
	Luoniushan Co. Ltd. Class A	722,800	928
	Shanghai Environment Group Co. Ltd. Class A	586,539	925
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	258,214	924
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	300,101	923
*	Guangdong Hongda Blasting Co. Ltd. Class A	466,100	920
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,015,800	917
	Anhui Construction Engineering Class A	1,627,687	916
	Ningbo Tuopu Group Co. Ltd. Class A	515,774	916
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,928,600	914
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	788,550	913
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	62,565	913
*	Dashang Co. Ltd. Class A	246,926	912
	YGSOFT Inc. Class A	610,486	912
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,100,229	911
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	254,900	910
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,599,400	910
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	282,716	908
	Shunfa Hengye Corp. Class A	2,276,991	902
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	572,562	900
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,356,900	897
	Beijing Hualian Department Store Co. Ltd. Class A	2,712,759	897
*	BGI Genomics Co. Ltd.	106,990	894
	JSTI Group Class A	753,880	889
*	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	221,468	886
*	Victory Giant Technology Huizhou Co. Ltd. Class A	412,600	882
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,029,949	882
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,698,503	881
*	Qianhe Condiment and Food Co. Ltd. Class A	274,980	880
*	Shenzhen SC New Energy Technology Corp. Class A	184,500	877
*	Shanghai Kinetic Medical Co. Ltd. Class A	419,500	877
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	160,061	877
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	296,370	874
	Hunan Gold Corp. Ltd. Class A	805,920	872
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	691,100	869
*	Tangrenshen Group Co. Ltd. Class A	583,500	867
	Shenzhen Gongjin Electronics Co. Ltd. Class A	495,200	863

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Markor International Home Furnishings Co. Ltd. Class A	1,463,600	861
	Shenzhen World Union Group Inc. Class A	1,734,280	859
	China Harzone Industry Corp. Ltd. Class A	566,575	857
	MYS Group Co. Ltd.	994,300	856
*	Hangxiao Steel Structure Co. Ltd. Class A	2,208,440	856
	Hebei Chengde Lolo Co. Class A	759,428	856
	Zhejiang Runtu Co. Ltd. Class A	525,200	855
	China Union Holdings Ltd. Class A	1,502,740	853
	Baosheng Science and Technology Innovation Co. Ltd. Class A	1,591,980	850
	Maoye International Holdings Ltd.	13,736,523	849
*	Harbin Pharmaceutical Group Co. Ltd. Class A	1,579,628	846
	Guangxi Liugong Machinery Co. Ltd. Class A	948,800	843
*	PW Medtech Group Ltd.	5,321,189	840
2	Cosmo Lady China Holdings Co. Ltd.	5,681,212	838
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,172,450	837
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	352,700	836
	Zhuzhou Kibing Group Co. Ltd. Class A	1,489,000	835
	Shenzhen SDG Information Co. Ltd. Class A	554,640	834
	Zhefu Holding Group Co. Ltd. Class A	1,367,860	832
	Hand Enterprise Solutions Co. Ltd. Class A	586,200	831
*	Beijing Lanxum Technology Co. Ltd. Class A	583,718	829
	Suzhou Anjie Technology Co. Ltd. Class A	412,000	829
*	Alpha Group Class A	823,200	828
*	China Bester Group Telecom Co. Ltd. Class A	235,300	825
	Grinm Advanced Materials Co. Ltd. Class A	568,800	825
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	513,900	822
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	294,950	819
	Opple Lighting Co. Ltd. Class A	221,956	817
*	Xinhuanet Co. Ltd. Class A	302,135	815
*	Fortune Ng Fung Food Hebei Co. Ltd. Class A	752,244	814
*,§	Anxin-China Holdings Ltd.	16,568,000	814
	Gansu Qilianshan Cement Group Co. Ltd. Class A	571,200	813
	Shenzhen Capchem Technology Co. Ltd. Class A	220,400	810
	Red Star Macalline Group Corp. Ltd. Class A	537,082	809
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	237,100	809
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	996,200	808
*	Ningxia Jiaze New Energy Co. Ltd. Class A	1,460,536	808
	Jiangling Motors Corp. Ltd. Class A	374,222	805
*	Capital Environment Holdings Ltd.	36,429,741	803
*	Shede Spirits Co. Ltd. Class A	186,500	803
	Dazhong Transportation Group Co. Ltd. Class A	1,393,140	799
	Shanghai Maling Aquarius Co. Ltd. Class A	615,000	794
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	772,300	794
	KPC Pharmaceuticals Inc. Class A	473,000	794
	Hubei Dinglong Co. Ltd. Class A	614,700	793
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	1,365,400	789
	Eternal Asia Supply Chain Management Ltd. Class A	1,207,297	788
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (XSSC)	302,920	787
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	545,000	786
*	Electric Connector Technology Co. Ltd. Class A	163,239	785
*	Guangzhou Holike Creative Home Co. Ltd. Class A	394,766	784
*	Ourpalm Co. Ltd. Class A	1,206,900	782
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	656,100	781
	Guomai Technologies Inc. Class A	637,100	780
*	Zhejiang Narada Power Source Co. Ltd. Class A	519,500	779
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,171,900	778
	Shenzhen Sunline Tech Co. Ltd. Class A	320,700	778
*	China Water Industry Group Ltd.	12,587,573	777
*	China Minsheng Financial Holding Corp. Ltd.	53,097,573	777
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	963,436	777
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,190,600	772
	Yotrio Group Co. Ltd. Class A	1,532,400	772
*	Dr Peng Telecom & Media Group Co. Ltd. Class A	835,500	771
*,^	Chongqing Iron & Steel Co. Ltd.	6,701,201	768

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	China Calxon Group Co. Ltd. Class A	799,871	768
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	842,900	767
	Sinocare Inc.	381,881	765
*	Jiangsu Yoke Technology Co. Ltd. Class A	291,100	764
	ZJBC Information Technology Co. Ltd. Class A	567,299	764
	Tongyu Heavy Industry Co. Ltd. Class A	3,027,843	761
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,640,891	760
	Betta Pharmaceuticals Co. Ltd. Class A	99,700	760
*,§	Beijing GeoEnviron Engineering & Technology Inc. Class A	527,467	759
	Chongqing Dima Industry Co. Ltd. Class A	1,670,140	759
	Jinxi Axle Co. Ltd. Class A	1,263,400	757
*,§	Tech Pro Technology Development Ltd.	87,171,600	756
	Befar Group Co. Ltd. Class A	1,039,940	752
	China West Construction Group Co. Ltd. Class A	482,477	751
	Foshan Electrical and Lighting Co. Ltd. Class B	2,078,929	748
*	Unilumin Group Co. Ltd. Class A	591,777	745
*	Nanjing Securities Co. Ltd. Class A	646,500	745
	Guizhou Space Appliance Co. Ltd. Class A	207,200	744
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	553,290	738
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	624,100	737
	Yantai Tayho Advanced Materials Co. Ltd. Class A	504,500	736
	Chow Tai Seng Jewellery Co. Ltd. Class A	288,100	736
	Qinhuangdao Port Co. Ltd. Class A	1,597,200	735
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	489,263	732
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,223,052	732
*	Wuhan P&S Information Technology Co. Ltd. Class A	794,500	732
	Guangdong Vanward New Electric Co. Ltd. Class A	547,886	732
*	Beijing Ultrapower Software Co. Ltd. Class A	1,574,100	729
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	2,175,700	728
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,038,100	727
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	232,000	725
*	Jinneng Science&Technology Co. Ltd. Class A	486,980	724
	Nanjing Redsun Co. Ltd. Class A	547,100	724
	Renhe Pharmacy Co. Ltd. Class A	776,000	721
*	Changyuan Group Ltd. Class A	811,700	720
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	247,300	719
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	568,300	718
	Shenzhen Desay Battery Technology Co. Class A	134,800	717
*	Jack Sewing Machine Co. Ltd. Class A	262,571	716
	Camel Group Co. Ltd. Class A	559,717	714
*	Lier Chemical Co. Ltd. Class A	431,402	713
	Luolai Lifestyle Technology Co. Ltd. Class A	555,320	713
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	508,700	711
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	295,940	710
*	Keda Clean Energy Co. Ltd. Class A	1,259,500	710
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	827,000	706
	CTS International Logistics Corp. Ltd. Class A	663,200	700
	Shenzhen Grandland Group Co. Ltd. Class A	1,072,400	700
	Skyworth Digital Co. Ltd. Class A	486,357	693
	Navtech Inc. Class A	348,140	692
*	Sichuan Haite High-tech Co. Ltd. Class A	423,900	692
	Digital China Information Service Co. Ltd. Class A	361,002	692
§	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,179,800	681
*	Zhejiang Communications Technology Co. Ltd.	808,501	681
	Beijing BDStar Navigation Co. Ltd. Class A	225,800	678
*	Konfoong Materials International Co. Ltd. Class A	120,400	677
	Sumavision Technologies Co. Ltd. Class A	961,500	675
*	Misho Ecology & Landscape Co. Ltd. Class A	393,900	672
*	Zhejiang Meida Industrial Co. Ltd. Class A	357,756	671
	Northeast Pharmaceutical Group Co. Ltd. Class A	655,354	671
	Transfar Zhilian Co. Ltd. Class A	628,068	671
	Zhejiang Yongtai Technology Co. Ltd. Class A	581,264	668
*	Zhejiang Jingu Co. Ltd. Class A	600,800	663
	Rainbow Department Store Co. Ltd. Class A	458,500	660

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	337,400	659
*	Telling Telecommunication Holding Co. Ltd. Class A	765,800	655
	Norinco International Cooperation Ltd. Class A	555,250	652
	Bright Real Estate Group Co. Ltd. Class A	1,328,234	652
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	482,300	652
*	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	291,200	652
	Inspur Software Co. Ltd. Class A	224,900	651
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	914,100	651
	Nanjing Panda Electronics Co. Ltd. Class A	444,700	649
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	449,000	646
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	832,239	644
*	Tongyu Communication Inc. Class A	172,500	643
	Do-Fluoride Chemicals Co. Ltd. Class A	400,500	639
*	Guangxi Guidong Electric Power Co. Ltd. Class A	1,078,429	638
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,182,600	638
	Tongding Interconnection Information Co. Ltd. Class A	657,300	636
	Guangdong Highsun Group Co. Ltd. Class A	1,694,068	635
*	Huayi Tencent Entertainment Co. Ltd.	50,961,909	635
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	708,500	634
	Sino-Platinum Metals Co. Ltd. Class A	297,900	630
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	434,700	629
*	Hangzhou Hangyang Co. Ltd. Class A	378,800	624
*	CPT Technology Group Co. Ltd. Class A	1,675,400	623
	Ningbo Huaxiang Electronic Co. Ltd. Class A	312,300	619
*	Advanced Technology & Materials Co. Ltd. Class A	687,300	617
	Xiamen International Airport Co. Ltd. Class A	208,986	616
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	496,000	615
	Shenzhen Danbond Technology Co. Ltd. Class A	362,200	614
*	Everbright Jiabao Co. Ltd. Class A	1,064,586	613
	Sinosteel Engineering & Technology Co. Ltd. Class A	867,880	612
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	436,100	612
*	Sunsea AIoT Technology Co. Ltd. Class A	238,000	611
	All Winner Technology Co. Ltd. Class A	172,800	611
	Hangzhou Zhongheng Electric Co. Ltd. Class A	355,500	608
*	Xiwang Foodstuffs Co. Ltd. Class A	950,000	606
*	Jiangsu Etern Co. Ltd. Class A	1,044,326	605
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,149,100	603
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	778,295	603
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	394,100	599
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	1,224,321	599
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,116,700	598
	Avic Heavy Machinery Co. Ltd. Class A	462,400	596
*,§	Boshiwa International Holding Ltd.	2,777,000	595
	GCI Science & Technology Co. Ltd. Class A	320,500	594
	Henan Rebecca Hair Products Co. Ltd. Class A	1,246,400	594
	CCS Supply Chain Management Co. Ltd. Class A	576,624	591
	Hainan Strait Shipping Co. Ltd. Class A	502,710	589
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	623,986	586
*	Anhui Sun-Create Electronics Co. Ltd. Class A	90,300	586
*	Hexing Electrical Co. Ltd. Class A	248,800	585
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	268,200	581
*	Western Region Gold Co. Ltd. Class A	281,700	575
	Zhonglu Co. Ltd. Class B	906,983	574
	First Capital Securities Co. Ltd. Class A	605,800	573
*	Tibet Tianlu Co. Ltd. Class A	596,904	572
	Xinjiang Yilite Industry Co. Ltd. Class A	259,200	572
	Kingsignal Technology Co. Ltd. Class A	427,335	571
	Realcan Pharmaceutical Group Co. Ltd. Class A	556,100	571
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	508,926	570
	Focused Photonics Hangzhou Inc. Class A	255,800	570
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	352,000	569
	Hainan Ruize New Building Material Co. Ltd. Class A	791,500	569
	Sieyuan Electric Co. Ltd. Class A	323,500	569
*	V1 Group Ltd.	21,835,824	568

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	SGIS Songshan Co. Ltd. Class A	1,159,800	568
	Xinjiang Machinery Research Institute Co. Ltd. Class A	965,006	567
	CSG Smart Science&Technology Co. Ltd. Class A	379,600	566
	Beijing SuperMap Software Co. Ltd. Class A	215,100	565
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	870,400	565
	Hakim Unique Internet Co. Ltd. Class A	397,900	565
	Hunan Aihua Group Co. Ltd. Class A	217,100	564
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	130,300	562
	AECC Aero-Engine Control Co. Ltd. Class A	287,000	560
*	Goldenmax International Technology Ltd. Class A	481,600	560
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,180,000	559
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	387,100	558
*	Beijing Philisense Technology Co. Ltd. Class A	924,100	558
	Shandong New Beiyang Information Technology Co. Ltd. Class A	325,300	556
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	726,400	555
	Ningbo Yunsheng Co. Ltd. Class A	670,500	554
	Jiuzhitang Co. Ltd. Class A	484,947	554
	Jiangsu Huaxicun Co. Ltd. Class A	576,300	553
	Shinva Medical Instrument Co. Ltd. Class A	265,479	553
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	314,791	553
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	289,300	551
*	Ningbo Peacebird Fashion Co. Ltd. Class A	276,123	551
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	803,600	549
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,287,300	548
*	Hybio Pharmaceutical Co. Ltd. Class A	652,830	548
	Qingdao Hanhe Cable Co. Ltd. Class A	1,313,200	544
	Beijing Water Business Doctor Co. Ltd. Class A	603,100	543
*	Teamax Smart City Technology Corp. Ltd. Class A	753,900	542
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	210,900	541
	Tibet Summit Resources Co. Ltd. Class A	377,100	539
	Zhejiang Yankon Group Co. Ltd. Class A	911,300	539
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	381,800	538
*	Goldcard Smart Group Co. Ltd.	258,914	537
*	Rongan Property Co. Ltd. Class A	1,429,200	536
*	Xinjiang Tianye Co. Ltd. Class A	778,867	534
	Shanghai Shenda Co. Ltd. Class A	597,468	534
	Beijing Changjiu Logistics Corp. Class A	310,820	533
	Shenzhen Aisidi Co. Ltd. Class A	630,000	530
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSSC)	241,290	523
	Beijing Strong Biotechnologies Inc. Class A	224,600	523
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	405,835	521
	Hangjin Technology Co. Ltd. Class A	437,500	520
*	Sou Yu Te Group Co. Ltd. Class A	1,595,300	514
	China Zhenhua Group Science & Technology Co. Ltd. Class A	219,900	512
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	296,200	509
	Changchun Faway Automobile Components Co. Ltd. Class A	319,508	509
*	Shanghai AtHub Co. Ltd. Class A	113,800	508
	FAWER Automotive Parts Co. Ltd. Class A	787,400	508
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	389,600	506
	Xiamen Faratronic Co. Ltd. Class A	83,700	506
	Zhejiang Wanma Co. Ltd. Class A	613,700	506
*,^,§	China Fishery Group Ltd.	9,033,000	505
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	123,860	501
*	JL Mag Rare-Earth Co. Ltd. Class A	99,600	501
	Dare Power Dekor Home Co. Ltd. Class A	326,805	501
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	324,100	499
	Sichuan Yahua Industrial Group Co. Ltd. Class A	594,300	497
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	630,000	489
	Henan Senyuan Electric Co. Ltd. Class A	481,500	488
*	Xiamen Intretech Inc. Class A	86,800	486
	Shanghai Huayi Group Co. Ltd. Class A	483,800	484
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	763,200	482
*	Shenzhen Das Intellitech Co. Ltd. Class A	894,900	480
*	Shenzhen Tellus Holding Co. Ltd. Class A	163,400	476

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	563,400	476
	Caitong Securities Co. Ltd. Class A	336,400	475
	Zhejiang NetSun Co. Ltd. Class A	145,969	475
*	Shanghai Runda Medical Technology Co. Ltd. Class A	330,600	473
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	706,100	472
^	Yashili International Holdings Ltd.	4,334,451	471
	Jinzhou Port Co. Ltd. Class B	1,504,604	471
*	Shenzhen Fenda Technology Co. Ltd. Class A	813,664	470
*	Beijing Forever Technology Co. Ltd. Class A	247,600	470
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	141,300	468
	Yihua Lifestyle Technology Co. Ltd. Class A	1,033,000	468
	Zheshang Securities Co. Ltd. Class A	376,800	468
	Vatti Corp. Ltd. Class A	303,800	467
	HC SemiTek Corp. Class A	682,700	464
	Square Technology Group Co. Ltd. Class A	237,673	463
*	IReader Technology Co. Ltd. Class A	228,300	461
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,019,800	461
*	Estun Automation Co. Ltd. Class A	379,400	460
	Beijing Easpring Material Technology Co. Ltd. Class A	142,800	459
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	955,100	458
*	China Singyes Solar Technologies Holdings Ltd.	4,090,875	454
	China CYTS Tours Holding Co. Ltd. Class A	263,300	452
	China International Marine Containers Group Co. Ltd. Class A	328,500	452
	Shandong Chenming Paper Holdings Ltd. Class A	659,200	450
	Netposa Technologies Ltd. Class A	693,800	448
*	China Chengtong Development Group Ltd.	18,032,993	448
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,062,043	446
*	EGLS Co. Ltd. Class A	1,040,800	444
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	227,100	444
*	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	217,900	442
	Konka Group Co. Ltd. Class A	761,500	441
	Guangdong Dowstone Technology Co. Ltd. Class A	270,500	431
*	Beijing Jetsen Technology Co. Ltd. Class A	777,600	426
*	Kingnet Network Co. Ltd. Class A	1,137,000	420
	China Oilfield Services Ltd. Class A	198,600	415
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	131,830	413
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	403,700	412
*	SRE Group Ltd.	52,167,576	412
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	848,822	409
	China Merchants Port Group Co. Ltd. Class B	344,956	409
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,062,500	409
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	335,100	406
*	Youzu Interactive Co. Ltd. Class A	197,500	404
	Bluedon Information Security Technology Co. Ltd. Class A	472,900	401
	Chengdu CORPRO Technology Co. Ltd. Class A	314,400	392
	China Oil & Gas Group Ltd.	8,871,179	384
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	360,800	349
*	Zotye Automobile Co. Ltd. Class A	852,800	346
*	First Tractor Co. Ltd. Class A	391,500	341
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,087,842	316
	Deppon Logistics Co. Ltd. Class A	181,400	316
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	215,500	310
	Angang Steel Co. Ltd. Class A	671,320	285
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	156,700	268
*	China Minsheng DIT Group Ltd.	13,248,437	262
*	Hybrid Kinetic Group Ltd.	154,275,924	256
	Changhong Meiling Co. Ltd. Class B	870,259	255
	Yangtze Optical Fibre and Cable Joint Stock Ltd. C (XSSC)	54,900	252
*	Youngy Co. Ltd. Class A	100,504	238
*	Henan Huanghe Whirlwind Co. Ltd. Class A	572,700	237
*	Cangzhou Dahua Co. Ltd. Class A	167,400	237
*	Jiangxi Special Electric Motor Co. Ltd. Class A	476,779	234
*	Yihua Healthcare Co. Ltd. Class A	310,220	219
*,§	China Lumena New Materials Corp.	13,488,000	215

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	141,100	210
	Beijing WKW Automotive Parts Co. Ltd. Class A	568,938	208
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	205
*	Chiho Environmental Group Ltd.	2,650,199	167
*,§	Real Gold Mining Ltd.	1,345,000	143
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	126
*	Sunstone Development Co. Ltd. Class A	85,540	122
*	EverChina International Holdings Co. Ltd.	1,027,249	29
*	Tongda Hong Tai Holdings Ltd.	262,795	27
*,^,§	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,§	Legend Holdings Corp. Rights	453,983	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			30,288,970
Colombia (0.1%)
	Bancolombia SA ADR	1,676,118	86,957
	Ecopetrol SA	56,440,491	50,763
	Grupo de Inversiones Suramericana SA	4,204,378	42,541
	Interconexion Electrica SA ESP	6,784,091	39,139
	Bancolombia SA	2,905,589	35,331
	Grupo Argos SA	5,185,879	28,077
	Bancolombia SA Preference Shares	1,992,103	26,004
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	24,219
	Banco Davivienda SA Preference Shares	1,603,215	20,491
	Ecopetrol SA ADR	1,025,602	18,717
	Almacenes Exito SA	3,233,586	17,125
	Cementos Argos SA	7,333,849	16,555
	Corp Financiera Colombiana SA	1,627,674	14,013
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	10,149
*	CEMEX Latam Holdings SA	2,307,473	3,106
	Grupo Aval Acciones y Valores SA ADR	243,200	1,982
			435,169
Czech Republic (0.0%)
	CEZ AS	2,589,124	59,059
	Komercni banka as	1,230,788	41,597
2	Moneta Money Bank AS	8,485,818	28,174
	O2 Czech Republic AS	894,746	8,441
	Philip Morris CR AS	8,638	5,155
			142,426
Denmark (1.1%)
	Novo Nordisk A/S Class B	26,601,291	1,462,771
	DSV PANALPINA A/S	3,311,142	321,807
	Coloplast A/S Class B	2,131,944	256,677
	Vestas Wind Systems A/S	3,068,923	250,018
	Carlsberg A/S Class B	1,692,747	238,380
2	Orsted A/S	2,396,361	210,333
*	Genmab A/S	944,118	206,285
	Novozymes A/S	3,365,875	158,666
	Danske Bank A/S	10,719,215	153,183
	AP Moller - Maersk A/S Class B	103,849	132,470
	Chr Hansen Holding A/S	1,653,510	126,950
	GN Store Nord A/S	2,081,891	91,589
	AP Moller - Maersk A/S Class A	70,890	85,156
	ISS A/S	3,003,627	78,639
	Pandora A/S	1,441,835	70,947
	Royal Unibrew A/S	791,121	64,903
	SimCorp A/S	646,255	57,826
	Tryg A/S	1,966,848	54,976
*	Demant A/S	1,686,718	44,555
^	Ambu A/S Class B	2,665,531	41,901
	Jyske Bank A/S	1,059,007	35,228
	H Lundbeck A/S	969,811	33,139
	Ringkjoebing Landbobank A/S	472,980	32,660

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Topdanmark A/S	692,788	31,029
	FLSmidth & Co. A/S	807,414	28,941
*	ALK-Abello A/S	105,716	22,708
*,2	Netcompany Group A/S	529,609	22,575
	Rockwool International A/S Class B	103,009	20,245
*	Drilling Co. of 1972 A/S	353,317	19,944
	Dfds A/S	492,505	19,400
	Sydbank A/S	923,879	18,123
	Schouw & Co. A/S	201,517	14,460
2	Scandinavian Tobacco Group A/S	1,064,783	12,582
	Spar Nord Bank A/S	1,252,373	12,234
*,^	Bavarian Nordic A/S	517,520	12,186
	Alm Brand A/S	1,077,281	8,775
*,^	NKT A/S	433,035	7,597
*	Nilfisk Holding A/S	433,375	7,326
	D/S Norden A/S	430,641	6,299
	Matas A/S	489,536	3,752
*	Bang & Olufsen A/S	498,285	2,898
	Solar A/S Class B	61,975	2,602
*,§	OW Bunker A/S	129,331	—
			4,482,735
Egypt (0.1%)
	Commercial International Bank Egypt SAE	21,555,466	108,144
	Egypt Kuwait Holding Co. SAE	11,678,105	16,220
*	Eastern Co. SAE	16,044,407	16,016
	Egyptian Financial Group-Hermes Holding Co.	10,439,149	12,199
	ElSewedy Electric Co.	11,969,810	9,971
	Talaat Moustafa Group	15,272,091	9,411
	Orascom Construction plc	826,803	5,375
	Six of October Development & Investment	3,730,073	3,630
*	Palm Hills Developments SAE	27,404,909	3,615
	Telecom Egypt Co.	5,042,992	3,603
*	Medinet Nasr Housing	10,394,076	3,463
	Heliopolis Housing	1,804,984	3,005
*	Ezz Steel Co. SAE	3,653,048	2,717
	Oriental Weavers	3,947,984	2,537
	Alexandria Mineral Oils Co.	8,936,437	2,480
*	Pioneers Holding for Financial Investments SAE	6,761,084	2,366
*	Orascom Investment Holding	38,035,934	1,482
	Sidi Kerir Petrochemicals Co.	1,511,713	1,083
*	Orascom Investment Holding GDR	1,590,133	232
			207,549
Finland (0.8%)
	Kone Oyj Class B	6,275,675	399,613
	Nordea Bank Abp (XSTO)	48,220,505	352,942
	Nokia Oyj	90,415,878	331,921
	Sampo Oyj Class A	7,874,785	322,711
	UPM-Kymmene Oyj	8,579,121	279,421
	Neste Oyj	6,687,985	241,656
	Fortum Oyj	6,936,215	169,506
	Elisa Oyj	2,323,471	126,931
	Stora Enso Oyj	9,241,849	120,069
	Wartsila OYJ Abp	7,862,886	83,070
	Orion Oyj Class B	1,659,852	73,639
	Kesko Oyj Class B	1,097,573	73,130
	Huhtamaki Oyj	1,509,956	69,920
	Metso Oyj	1,737,479	65,776
	Nokian Renkaat Oyj	2,183,307	62,398
	Valmet Oyj	2,155,596	48,244
	Konecranes Oyj Class A	1,169,375	36,113
^	Tieto Oyj	1,200,179	34,161
	Cargotec Oyj Class B	776,879	27,255
	Nordea Bank Abp (XHEL)	3,586,285	26,248
	Kemira Oyj	1,412,985	22,954

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Metsa Board Oyj	2,787,123	18,470
*	Outotec Oyj	2,421,970	15,610
^	YIT Oyj	2,560,749	15,381
^	Outokumpu Oyj	4,844,434	13,765
^	Citycon Oyj	1,233,411	12,926
	Sanoma Oyj	1,113,453	11,650
	Caverion Oyj	1,547,244	11,568
	Uponor Oyj	822,137	10,755
	Ahlstrom-Munksjo Oyj	571,892	8,576
	Cramo Oyj	666,843	7,075
	Raisio Oyj	1,880,968	6,563
	Finnair Oyj	853,761	5,576
*	F-Secure Oyj	1,422,733	4,548
	Oriola Oyj	1,803,660	4,149
			3,114,290
France (6.6%)
	TOTAL SA	38,818,453	2,052,286
	LVMH Moet Hennessy Louis Vuitton SE	4,006,348	1,710,954
	Sanofi	17,436,735	1,607,460
	Airbus SE	8,859,145	1,270,933
	BNP Paribas SA	17,400,791	909,368
	Air Liquide SA	6,483,759	862,097
	Safran SA	5,304,528	840,193
^	Vinci SA	7,473,723	838,534
	AXA SA	30,850,365	816,656
	Danone SA	9,609,116	796,040
	Schneider Electric SE	8,425,507	783,079
	EssilorLuxottica SA	4,723,336	721,235
	Kering SA	1,193,492	679,100
	Pernod Ricard SA	3,400,852	628,257
	Orange SA	30,690,501	493,954
	L’Oreal SA Loyalty Shares	1,399,941	408,874
	L’Oreal SA	1,331,224	388,804
	Vivendi SA	12,971,825	361,238
^	Hermes International	494,698	356,361
	Societe Generale SA	12,366,082	351,682
	Cie Generale des Etablissements Michelin SCA	2,837,436	345,482
	Legrand SA	4,283,431	334,643
	Dassault Systemes SE	2,121,094	322,148
	Cie de Saint-Gobain	7,839,535	319,292
	Capgemini SE	2,495,552	281,327
	Credit Agricole SA	18,472,131	241,033
	L’Oreal SA Loyalty Shares 2021	807,587	235,868
	STMicroelectronics NV (XPAR)	10,140,816	230,162
	Peugeot SA	8,753,060	221,683
	Veolia Environnement SA	8,073,966	212,540
	Teleperformance	930,963	211,222
	Edenred	3,917,830	206,502
	Thales SA	1,613,202	157,708
	Carrefour SA	9,213,403	156,865
	Engie SA	9,315,537	155,988
	Renault SA	2,945,212	150,381
	Publicis Groupe SA	3,461,791	148,992
	TechnipFMC plc	7,357,822	146,483
	Gecina SA	847,553	145,500
	Valeo SA	3,821,742	142,326
	Bouygues SA	3,349,472	142,080
	Engie	8,331,249	139,507
	Accor SA	3,049,087	131,154
	Eiffage SA	1,201,771	129,079
	Air Liquide SA Loyalty Shares	967,966	128,703
	Alstom SA	2,958,910	128,013
	Getlink SE	7,314,973	122,534
	Atos SE	1,525,346	118,378

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Arkema SA	1,154,526	118,153
	Klepierre SA	3,111,821	115,995
	Bureau Veritas SA	4,493,386	114,882
	Engie Loyalty Shares 2021	6,576,726	110,127
	SES SA Class A	5,654,731	109,618
	Ingenico Group SA	996,528	106,561
	SCOR SE	2,515,141	106,088
*,2	Worldline SA	1,692,958	103,013
	L’Oreal SA Loyalty Shares 2020	331,963	96,955
	Suez	5,939,083	92,636
^	Eurofins Scientific SE	180,323	91,424
	Orpea	723,725	87,169
	Aeroports de Paris	455,285	86,591
	Rubis SCA	1,464,334	84,914
	Covivio	736,010	83,354
*	Ubisoft Entertainment SA	1,377,818	81,429
2	Euronext NV	989,475	79,824
	Bollore SA	15,907,644	68,919
2	Amundi SA	916,763	65,519
	Wendel SA	452,872	64,217
	Natixis SA	13,526,853	62,147
	Rexel SA	4,882,873	60,536
	Altran Technologies SA	3,757,025	59,734
	Ipsen SA	556,258	59,291
	Eurazeo SE	833,252	58,144
	Sartorius Stedim Biotech	384,030	57,533
	Eutelsat Communications SA	2,988,491	56,692
	BioMerieux	673,867	55,180
	Faurecia SE	1,181,289	55,129
^	Remy Cointreau SA	398,136	53,280
	Dassault Aviation SA	37,578	52,202
	CNP Assurances	2,587,044	51,351
	ICADE	522,630	51,209
	Alten SA	462,819	50,912
	Sodexo SA	437,371	48,130
^	Casino Guichard Perrachon SA	878,974	47,452
	Sodexo SA Act. Loyalty Shares	391,943	43,131
	Lagardere SCA	1,895,311	42,352
	SPIE SA	1,985,904	41,914
	Electricite de France SA Loyalty Shares 2021	4,014,466	41,473
	Iliad SA	387,233	40,132
	Engie Loyalty Shares 2020	2,331,422	39,040
*	Sodexo SA - French Loyalty Shares	337,433	37,132
*	Air France-KLM	3,100,843	36,964
	Nexity SA	700,793	36,272
	Gaztransport Et Technigaz SA	363,205	33,139
	Korian SA	779,805	33,070
	JCDecaux SA	1,191,088	32,559
	Sopra Steria Group	230,729	31,673
*	SOITEC	279,608	30,841
	Electricite de France SA Loyalty Shares	2,874,900	29,700
	Societe BIC SA	408,008	28,338
*	CGG SA	11,421,897	26,627
	Cie Plastic Omnium SA	904,387	24,705
	SEB SA Loyalty Shares	154,944	23,544
	Imerys SA	597,650	23,087
	SEB SA	148,933	22,631
2	Elior Group SA	1,699,856	22,014
	Nexans SA	482,667	19,641
	Sodexo Loyalty Shares 2022	168,646	18,558
2	ALD SA	1,306,920	18,536
	IPSOS	599,649	18,071
	Metropole Television SA	1,019,520	17,936
*	Virbac SA	69,478	16,943

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	SEB SA	111,362	16,922
*	Fnac Darty SA	277,419	16,059
	Coface SA	1,450,639	15,860
	Altarea SCA	69,253	15,227
	Television Francaise 1	1,697,664	14,247
^	Mercialys SA	1,006,433	14,036
	Electricite de France SA Loyalty Shares	1,215,322	12,555
	Rothschild & Co.	445,122	12,519
*,^	Vallourec SA	4,924,261	11,961
	Trigano SA	132,037	11,908
	Quadient	535,624	11,471
	Akka Technologies	174,458	11,260
	Vicat SA	237,984	10,092
^,2	Maisons du Monde SA	706,346	9,775
	LISI	275,787	9,694
*,^,2	Neoen SA	362,315	9,622
	Interparfums SA	203,809	9,546
	Carmila SA	457,708	8,907
	FFP	74,514	8,768
	Tarkett SA	525,898	8,564
*,^	Genfit	586,656	8,486
	Sodexo SA – Loyalty Shares 2023	66,772	7,348
	Mersen SA	223,715	7,284
^	Eramet	142,077	7,119
*,^	DBV Technologies SA	471,203	6,743
^,2	Europcar Mobility Group	1,719,608	6,315
	Bonduelle SCA	232,115	6,033
	Beneteau SA	630,727	5,891
*,2	SMCP SA	384,122	5,408
	Derichebourg SA	1,454,170	5,242
	GL Events	198,857	5,217
*,^	Technicolor SA	5,841,729	4,888
	Vilmorin & Cie SA	88,580	4,844
^	Pharmagest Inter@ctive	68,355	4,729
	Guerbet	79,179	4,437
	Manitou BF SA	216,447	4,423
*,2	X-Fab Silicon Foundries SE	840,847	3,792
	Albioma SA	138,743	3,601
^	Rallye SA	375,664	3,499
*	SEB Loyalty Shares	21,906	3,329
	Jacquet Metal Service SA	188,377	3,206
	Groupe Crit	42,091	3,134
	Synergie SA	96,737	2,747
	Albioma	96,242	2,498
	Albioma ACT Loyalty Shares	96,037	2,493
	AKWEL	117,941	2,342
	Etablissements Maurel et Prom SA	723,034	2,126
	Albioma Loyalty Shares	74,204	1,926
	Boiron SA	53,076	1,885
*,^,§	Bourbon Corp.	250,625	1,027
	Union Financiere de France BQE SA	43,563	1,002
*	Esso SA Francaise	32,716	800
*	Adevinta ASA Class A Rights Exp. 11/12/2019	1,485,512	227
			26,232,065
Germany (5.6%)
	SAP SE	15,590,628	2,065,804
	Allianz SE	6,787,203	1,657,607
	Siemens AG	12,181,632	1,405,776
	Bayer AG	15,024,740	1,165,575
	BASF SE	14,721,818	1,119,154
	adidas AG	3,146,906	972,804
	Deutsche Telekom AG	51,817,273	911,765
	Daimler AG	13,825,297	806,339
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,312,272	642,448

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Deutsche Post AG	15,625,404	553,537
	Volkswagen AG Preference Shares	2,839,351	539,782
	Vonovia SE	8,732,404	465,048
	Deutsche Boerse AG	2,950,500	456,919
	Bayerische Motoren Werke AG	5,193,070	397,662
	Infineon Technologies AG	20,002,904	387,436
	E.ON SE	34,813,113	351,076
	Fresenius SE & Co. KGaA	6,522,923	343,470
	Henkel AG & Co. KGaA Preference Shares	2,784,320	289,218
	RWE AG	9,196,951	280,276
	Merck KGaA	2,079,754	248,048
	Fresenius Medical Care AG & Co. KGaA	3,358,893	242,446
	Deutsche Bank AG	32,885,478	238,479
	Continental AG	1,738,262	232,827
^	Wirecard AG	1,837,314	232,452
	MTU Aero Engines AG	832,576	222,659
	Deutsche Wohnen SE	5,752,735	216,894
	Symrise AG Class A	2,035,572	195,635
	Beiersdorf AG	1,604,338	189,810
	Porsche Automobil Holding SE Preference Shares	2,472,027	182,019
	HeidelbergCement AG	2,400,960	178,005
	Hannover Rueck SE	971,414	172,140
	Henkel AG & Co. KGaA	1,655,587	159,299
2	Covestro AG	2,736,108	131,395
	Brenntag AG	2,511,784	125,893
	Aroundtown SA	14,269,323	120,614
	LEG Immobilien AG	1,022,193	117,414
	Volkswagen AG	610,523	115,415
2	Scout24 AG	1,762,220	109,235
	Sartorius AG Preference Shares	550,688	107,012
^	thyssenkrupp AG	7,490,306	106,817
*	QIAGEN NV	3,529,429	106,163
*,2	Zalando SE	2,394,246	103,809
	Commerzbank AG	16,733,550	100,130
	Uniper SE	3,191,655	99,474
	Puma SE	1,319,871	99,306
2	Siemens Healthineers AG	2,098,702	89,198
	LANXESS AG	1,342,464	87,233
	Rheinmetall AG	695,641	83,900
*,2	Delivery Hero SE	1,771,595	83,129
	GEA Group AG	2,661,150	81,277
	Knorr-Bremse AG	773,535	78,063
	KION Group AG	1,134,682	75,500
	Evonik Industries AG	2,676,390	70,534
	Deutsche Lufthansa AG	3,838,482	66,496
	Carl Zeiss Meditec AG	588,357	64,134
^	OSRAM Licht AG	1,421,769	63,646
	United Internet AG	1,862,089	56,214
*	MorphoSys AG	511,377	55,820
	Fuchs Petrolub SE Preference Shares	1,281,927	54,616
	CTS Eventim AG & Co. KGaA	889,131	53,852
	Bayerische Motoren Werke AG Preference Shares	858,369	52,836
*	Dialog Semiconductor plc	1,173,682	52,793
	Axel Springer SE	722,524	50,571
	TAG Immobilien AG	2,071,799	50,349
	alstria office REIT-AG	2,651,874	49,676
*,^	Evotec SE	2,144,986	49,133
	ProSiebenSat.1 Media SE	3,283,773	48,491
	Bechtle AG	447,736	48,488
	Fraport AG Frankfurt Airport Services Worldwide	579,333	48,423
	Freenet AG	2,104,568	46,738
	METRO AG	2,750,806	44,920
	Nemetschek SE	874,994	44,645
^	K&S AG	3,130,485	44,453

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	TLG Immobilien AG	1,481,166	43,438
	Grand City Properties SA	1,813,424	42,455
	HUGO BOSS AG	1,000,453	42,182
	Gerresheimer AG	508,889	41,040
	Rational AG	53,686	40,848
^	GRENKE AG	426,879	40,369
	HOCHTIEF AG	322,855	40,339
*,^	HelloFresh SE	2,254,573	39,318
	Hella GmbH & Co. KGaA	726,616	35,346
	Telefonica Deutschland Holding AG	10,954,802	34,791
	Aareal Bank AG	999,729	33,563
^	Stroeer SE & Co. KGaA	399,848	32,215
	Siltronic AG	337,055	32,101
	RTL Group SA	627,583	31,904
^,2	Hapag-Lloyd AG	437,567	31,787
^	Fielmann AG	398,774	30,755
	Talanx AG	645,237	29,738
^	Aurubis AG	590,154	29,016
	CANCOM SE	540,926	28,930
2	Deutsche Pfandbriefbank AG	2,084,585	28,489
*,2	Rocket Internet SE	1,044,752	27,744
	Deutsche EuroShop AG	882,379	26,410
	Sixt SE	263,976	25,815
	Software AG	806,071	25,642
*	Varta AG	226,628	25,618
	Jenoptik AG	841,037	25,009
	CompuGroup Medical SE	371,874	23,825
	Duerr AG	804,313	23,730
	Stabilus SA	388,253	21,797
^	1&1 Drillisch AG	751,122	20,117
	Jungheinrich AG Preference Shares	789,409	20,028
*	Hypoport AG	64,348	19,943
2	Befesa SA	528,368	19,604
^	Wacker Chemie AG	247,884	19,420
2	ADO Properties SA	471,697	19,240
	Norma Group SE	512,362	18,809
2	DWS Group GmbH & Co. KGaA	566,126	18,305
^	Suedzucker AG	1,260,777	18,144
^	RIB Software SE	677,758	17,611
^	S&T AG	817,903	17,443
	Pfeiffer Vacuum Technology AG	106,565	16,690
	TUI AG (XETR)	1,278,422	16,680
^	Krones AG	247,353	16,160
*,^	AIXTRON SE	1,698,235	15,526
	FUCHS PETROLUB SE	383,708	15,455
^	Bilfinger SE	455,474	15,204
*	CECONOMY AG	2,904,795	14,618
	PATRIZIA AG	700,081	14,384
	New Work SE	44,937	14,156
	Sixt SE Preference Shares	199,322	13,486
*,^	Nordex SE	1,010,240	13,190
*,^	Encavis AG	1,325,209	13,115
	Isra Vision AG	258,000	12,203
	Salzgitter AG	632,141	11,463
	Indus Holding AG	298,343	11,370
	Deutz AG	1,988,399	11,063
	Schaeffler AG Preference Shares	1,270,714	10,720
*,^	zooplus AG	97,677	10,680
	KWS Saat SE & Co. KGaA	154,521	10,387
	DIC Asset AG	723,508	10,092
	Hamburger Hafen und Logistik AG	368,257	9,541
	Washtec AG	165,730	8,328
	Hornbach Holding AG & Co. KGaA	128,912	7,790
	RHOEN-KLINIKUM AG	369,647	7,614

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	Koenig & Bauer AG	217,928	7,202
	Deutsche Beteiligungs AG	176,344	7,160
	Wacker Neuson SE	416,035	7,103
^	Kloeckner & Co. SE	1,195,755	6,893
	Dermapharm Holding SE	172,273	6,744
^	Corestate Capital Holding SA	172,788	6,444
	Wuestenrot & Wuerttembergische AG	312,080	6,386
^	comdirect bank AG	421,058	6,348
^	Vossloh AG	152,828	6,258
*,^	Leoni AG	527,071	6,244
	Draegerwerk AG & Co. KGaA Preference Shares	98,484	5,772
*,^	Heidelberger Druckmaschinen AG	4,426,168	5,744
	Takkt AG	482,368	5,737
	BayWa AG	195,310	5,714
*	SMA Solar Technology AG	140,377	4,389
*,^	SGL Carbon SE	778,201	3,617
*,^	ElringKlinger AG	488,803	3,614
^	Bertrandt AG	67,037	3,348
	Draegerwerk AG & Co. KGaA	49,252	2,063
^	Axel Springer SE (XETR)	27,094	1,932
	CropEnergies AG	239,708	1,870
	Hornbach Baumarkt AG	789	17
			22,213,606
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,277,101	49,702
*	Alpha Bank AE	22,284,595	47,551
	Eurobank Ergasias SA	41,436,439	42,006
	OPAP SA	3,488,504	37,939
	JUMBO SA	1,678,438	32,700
*	National Bank of Greece SA	8,851,819	30,020
	Motor Oil Hellas Corinth Refineries SA	901,320	22,292
	Mytilineos SA	1,704,466	18,680
*	Piraeus Bank SA	4,795,226	16,725
	Hellenic Telecommunications Organization SA ADR	1,398,916	10,520
*	GEK Terna Holding Real Estate Construction SA	1,189,379	9,016
	Hellenic Petroleum SA	835,866	7,946
*	Public Power Corp. SA	1,841,187	6,511
	Terna Energy SA	633,718	5,167
	Holding Co. ADMIE IPTO SA	1,963,714	4,677
	Hellenic Exchanges SA	924,574	4,639
	Fourlis Holdings SA	762,899	4,597
	Sarantis SA	509,349	4,503
*	Ellaktor SA	2,016,523	4,140
	Aegean Airlines SA	403,659	3,687
*	Viohalco SA	887,034	3,645
*	LAMDA Development SA	376,631	2,998
*,§	FF Group	455,279	2,437
*,§	Cyprus Popular Bank PCL	12,597,118	—
			372,098
Hong Kong (2.4%)
	AIA Group Ltd.	194,661,102	1,938,479
	Hong Kong Exchanges & Clearing Ltd.	20,227,565	630,170
	CK Hutchison Holdings Ltd.	42,977,581	396,816
	Link REIT	33,915,493	369,387
	Sun Hung Kai Properties Ltd.	22,817,840	345,766
	Hong Kong & China Gas Co. Ltd.	158,512,037	307,656
	CK Asset Holdings Ltd.	43,266,239	301,034
	CLP Holdings Ltd.	26,407,351	274,252
	Hang Seng Bank Ltd.	11,632,235	242,708
	Galaxy Entertainment Group Ltd.	34,385,091	236,763
	BOC Hong Kong Holdings Ltd.	57,645,191	198,047
	Jardine Matheson Holdings Ltd.	3,427,290	195,393
	Sands China Ltd.	38,538,291	189,825
	China Mengniu Dairy Co. Ltd.	43,072,487	171,719

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Power Assets Holdings Ltd.	22,073,234	157,518
	Techtronic Industries Co. Ltd.	20,058,919	156,761
2	WH Group Ltd.	135,305,114	142,820
	New World Development Co. Ltd.	92,143,081	131,805
	MTR Corp. Ltd.	22,905,039	131,333
	Wharf Real Estate Investment Co. Ltd.	19,623,012	115,417
	Henderson Land Development Co. Ltd.	20,802,333	103,899
	Hongkong Land Holdings Ltd.	18,656,724	102,489
	Swire Pacific Ltd. Class A	10,181,510	97,053
	Jardine Strategic Holdings Ltd.	2,916,312	94,173
*,2	Budweiser Brewing Co. APAC Ltd.	22,942,500	83,883
	Lenovo Group Ltd.	120,043,153	83,687
	Wheelock & Co. Ltd.	13,288,889	82,187
^	Sino Land Co. Ltd.	51,710,300	77,300
	Want Want China Holdings Ltd.	88,085,722	74,204
	CK Infrastructure Holdings Ltd.	9,998,101	71,954
	Hang Lung Properties Ltd.	32,626,331	71,719
	AAC Technologies Holdings Inc.	10,949,391	70,857
	ASM Pacific Technology Ltd.	4,932,094	68,866
*	Semiconductor Manufacturing International Corp.	48,703,768	61,866
	Swire Properties Ltd.	16,985,447	53,420
	Vitasoy International Holdings Ltd.	12,905,108	52,476
	Wynn Macau Ltd.	23,551,386	51,108
	Bank of East Asia Ltd.	20,381,524	49,097
	Wharf Holdings Ltd.	19,726,158	44,764
	NagaCorp Ltd.	24,292,648	44,142
2	Samsonite International SA	20,831,984	42,417
	PCCW Ltd.	68,291,395	40,559
	Tingyi Cayman Islands Holding Corp.	29,981,248	39,884
	Minth Group Ltd.	11,227,736	39,715
	Hysan Development Co. Ltd.	10,009,457	39,450
	Xinyi Glass Holdings Ltd.	32,275,794	36,289
	Sun Art Retail Group Ltd.	35,423,174	36,146
	Hang Lung Group Ltd.	14,333,177	35,899
	NWS Holdings Ltd.	22,949,356	34,155
	Melco International Development Ltd.	12,674,633	33,592
	SJM Holdings Ltd.	30,460,831	32,540
2	BOC Aviation Ltd.	3,421,790	32,147
	Yue Yuen Industrial Holdings Ltd.	11,397,672	32,121
	Kerry Properties Ltd.	9,694,768	31,350
	Xinyi Solar Holdings Ltd.	55,034,122	31,096
	Dairy Farm International Holdings Ltd.	4,818,101	29,040
	PRADA SPA	8,288,286	28,494
*	United Energy Group Ltd.	116,726,630	23,630
	HKBN Ltd.	12,694,272	22,655
	VTech Holdings Ltd.	2,546,814	22,330
	Champion REIT	33,009,607	21,878
	SITC International Holdings Co. Ltd.	19,427,555	21,392
	Fortune REIT (XHKG)	17,702,460	20,767
^	MGM China Holdings Ltd.	12,271,173	19,431
	Uni-President China Holdings Ltd.	18,655,304	19,270
^	Shangri-La Asia Ltd.	18,131,389	18,610
	Man Wah Holdings Ltd.	24,138,014	16,440
	L’Occitane International SA	7,123,628	16,037
	Chow Tai Fook Jewellery Group Ltd.	17,678,853	15,895
	Pacific Basin Shipping Ltd.	67,098,839	15,536
	Cafe de Coral Holdings Ltd.	5,371,002	14,655
	Luk Fook Holdings International Ltd.	5,460,476	14,504
	Kerry Logistics Network Ltd.	9,058,313	14,453
	First Pacific Co. Ltd.	36,706,379	14,042
^	Cathay Pacific Airways Ltd.	10,255,548	13,102
	Pou Sheng International Holdings Ltd.	34,671,524	13,089
	Nexteer Automotive Group Ltd.	13,134,497	12,242
	Towngas China Co. Ltd.	15,738,098	12,132

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Shun Tak Holdings Ltd.	28,999,962	11,890
	Haitong International Securities Group Ltd.	40,338,915	11,696
*,2	Razer Inc.	60,731,810	11,361
	Shougang Fushan Resources Group Ltd.	53,599,182	11,060
	Sunlight REIT	15,909,974	10,793
	Shui On Land Ltd.	53,046,422	10,675
	Stella International Holdings Ltd.	6,357,000	10,650
	Gemdale Properties & Investment Corp. Ltd.	90,122,627	10,435
	Li & Fung Ltd.	95,182,879	10,409
*,^	COFCO Meat Holdings Ltd.	28,754,620	10,266
	K Wah International Holdings Ltd.	18,744,761	10,243
	Johnson Electric Holdings Ltd.	5,541,799	10,120
	IGG Inc.	14,696,862	9,604
	Dah Sing Financial Holdings Ltd.	2,380,441	8,858
	CITIC Telecom International Holdings Ltd.	23,292,811	8,842
	Asia Cement China Holdings Corp.	6,964,906	8,446
	Lifestyle International Holdings Ltd.	7,796,138	8,206
	Guotai Junan International Holdings Ltd.	48,283,636	8,107
*,^	Suncity Group Holdings Ltd.	34,158,708	8,085
	Value Partners Group Ltd.	15,000,568	7,897
*,^	MMG Ltd.	37,085,972	7,721
	Prosperity REIT	18,366,105	7,235
^	Microport Scientific Corp.	6,960,022	7,147
*,^	FIH Mobile Ltd.	49,689,566	7,076
2	FIT Hon Teng Ltd.	17,022,159	6,912
	Television Broadcasts Ltd.	4,139,223	6,828
	Road King Infrastructure Ltd.	3,661,490	6,698
	TPV Technology Ltd.	13,247,586	6,480
	Dah Sing Banking Group Ltd.	4,869,124	6,295
	China Travel International Investment Hong Kong Ltd.	39,338,718	6,210
*	SUNeVision Holdings Ltd.	8,265,430	6,123
	Far East Consortium International Ltd.	14,457,174	6,115
*,^,§	Superb Summit International Group Ltd.	32,112,957	5,983
	Giordano International Ltd.	18,498,309	5,872
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,361,677	5,818
	Pacific Textiles Holdings Ltd.	7,684,428	5,590
*	Esprit Holdings Ltd.	28,652,782	5,478
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,787,932	5,134
	Chinese Estates Holdings Ltd.	6,981,392	5,073
	SmarTone Telecommunications Holdings Ltd.	5,722,643	4,967
	VSTECS Holdings Ltd.	9,726,295	4,957
	Huabao International Holdings Ltd.	13,185,878	4,820
	Chow Sang Sang Holdings International Ltd.	3,928,179	4,584
^,§	Town Health International Medical Group Ltd.	51,896,341	4,553
	Dynam Japan Holdings Co. Ltd.	3,505,380	4,542
	Lai Sun Development Co. Ltd.	3,650,603	4,370
^	NOVA Group Holdings Ltd.	18,002,192	4,339
^	United Laboratories International Holdings Ltd.	7,522,572	4,319
^	Canvest Environmental Protection Group Co. Ltd.	10,047,479	4,153
^	SA Sa International Holdings Ltd.	16,697,114	3,997
	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,630,218	3,913
2	IMAX China Holding Inc.	1,693,428	3,844
	Swire Pacific Ltd. Class B	2,513,347	3,712
2	Crystal International Group Ltd.	9,176,771	3,542
	Inspur International Ltd.	8,891,635	3,491
^	Anton Oilfield Services Group	34,724,155	3,443
*	We Solutions Ltd.	56,773,707	3,434
	Glory Sun Financial Group Ltd.	94,358,595	3,428
	China Harmony New Energy Auto Holding Ltd.	9,807,372	3,375
2	Regina Miracle International Holdings Ltd.	5,080,009	3,333
*	Digital Domain Holdings Ltd.	293,458,250	3,286
	Sun Hung Kai & Co. Ltd.	7,580,244	3,277
*,^	HC Group Inc.	9,015,630	3,257
	Ju Teng International Holdings Ltd.	13,764,531	3,212

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^,2	CGN New Energy Holdings Co. Ltd.	21,118,940	3,171
*,§	Convoy Global Holdings Ltd.	147,589,460	3,145
*,^	Truly International Holdings Ltd.	23,435,678	3,036
^	Agritrade Resources Ltd.	35,222,125	3,013
	HKR International Ltd.	6,388,154	2,654
*	GCL New Energy Holdings Ltd.	79,253,129	2,570
	Liu Chong Hing Investment Ltd.	1,811,991	2,485
*,^	Hong Kong Television Network Ltd.	6,620,849	2,478
	Singamas Container Holdings Ltd.	20,606,477	2,313
*	Goodbaby International Holdings Ltd.	15,137,685	2,204
*	Honghua Group Ltd.	34,252,737	2,113
	Henderson Investment Ltd.	25,674,388	2,063
*,^	NewOcean Energy Holdings Ltd.	12,583,172	2,038
*	Macau Legend Development Ltd.	18,518,139	2,030
*	China Silver Group Ltd.	17,269,484	1,951
*	Beijing Enterprises Medical & Health Group Ltd.	62,129,504	1,943
*	G-Resources Group Ltd.	301,615,472	1,883
	Lee’s Pharmaceutical Holdings Ltd.	3,437,768	1,837
	Texwinca Holdings Ltd.	8,077,457	1,833
*	Lifestyle China Group Ltd.	6,024,156	1,774
*	China LNG Group Ltd.	22,552,263	1,581
	Emperor Capital Group Ltd.	51,470,624	1,455
*	New World Department Store China Ltd.	9,018,326	1,427
*,^	KuangChi Science Ltd.	26,785,605	1,177
	Parkson Retail Group Ltd.	14,563,535	1,170
*	China Financial International Investments Ltd.	77,728,292	1,110
*,^	Future World Financial Holdings Ltd.	159,289,090	995
	EVA Precision Industrial Holdings Ltd.	12,250,115	984
	Emperor Watch & Jewellery Ltd.	44,804,218	970
	BOE Varitronix Ltd.	3,239,989	906
*,§	Camsing International Holding Ltd.	5,979,097	885
^	Shenwan Hongyuan HK Ltd.	5,211,709	769
	Nan Hai Corp. Ltd.	56,018,966	743
*,^	Beijing Sports and Entertainment Industry Group Ltd.	16,399,879	700
^	Global Brands Group Holding Ltd.	9,684,037	667
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	643
	Yip’s Chemical Holdings Ltd.	1,849,396	549
	Chong Hing Bank Ltd.	294,334	506
*	China Strategic Holdings Ltd.	95,754,671	439
*,§	China Baoli Technologies Holdings Ltd.	26,288,361	332
*,^,§	China Animal Healthcare Ltd.	4,917,000	314
*	Glory Sun Land Group Ltd.	2,765,000	300
*	Technovator International Ltd.	3,396,570	277
*	Sunshine Oilsands Ltd.	30,939,446	241
*	Panda Green Energy Group Ltd.	6,600,833	188
*	Mei Ah Entertainment Group Ltd.	5,295,496	131
	China LotSynergy Holdings Ltd.	2,439,007	65
*	Zhaobangji Properties Holdings Ltd.	105,000	23
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
			9,511,457
Hungary (0.1%)
	OTP Bank Nyrt	3,681,798	169,793
	MOL Hungarian Oil & Gas plc	6,884,232	68,080
	Richter Gedeon Nyrt	2,236,320	41,456
	Magyar Telekom Telecommunications plc	5,481,984	8,172
*,^	Opus Global Nyrt	3,477,454	3,899
			291,400
India (2.5%)
	Reliance Industries Ltd.	50,007,202	1,030,714
	Housing Development Finance Corp. Ltd.	27,684,298	830,863
	Infosys Ltd.	59,489,282	572,041
	Tata Consultancy Services Ltd.	14,481,097	463,578
	Hindustan Unilever Ltd.	11,372,557	348,571

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Axis Bank Ltd.	31,656,196	327,995
	Maruti Suzuki India Ltd.	1,938,783	206,575
	ITC Ltd.	47,300,075	171,661
	Bajaj Finance Ltd.	2,799,164	158,735
	HCL Technologies Ltd.	8,708,920	142,801
	Bharti Airtel Ltd.	26,333,090	138,778
	Bharat Petroleum Corp. Ltd.	16,070,519	119,019
	Asian Paints Ltd.	4,639,371	118,260
	Larsen & Toubro Ltd.	5,433,411	112,733
	Sun Pharmaceutical Industries Ltd.	17,571,433	107,339
*	State Bank of India	24,328,991	106,996
	UltraTech Cement Ltd.	1,745,150	101,913
	Oil & Natural Gas Corp. Ltd.	48,594,481	96,988
	Titan Co. Ltd.	5,024,440	94,265
	Mahindra & Mahindra Ltd.	9,417,873	80,433
	Nestle India Ltd.	374,975	78,916
	Tech Mahindra Ltd.	7,481,372	77,901
	UPL Ltd.	8,673,504	72,884
	Bajaj Finserv Ltd.	617,851	70,812
	Indian Oil Corp. Ltd.	34,279,549	70,806
	Eicher Motors Ltd.	217,029	68,809
	Coal India Ltd.	23,479,534	68,591
	NTPC Ltd.	38,377,479	66,180
2	HDFC Life Insurance Co. Ltd.	7,316,536	64,523
	Bajaj Auto Ltd.	1,408,739	64,434
	Godrej Consumer Products Ltd.	6,000,862	62,641
	Adani Ports & Special Economic Zone Ltd.	11,083,759	61,763
	JSW Steel Ltd.	18,976,841	60,891
	Hero MotoCorp Ltd.	1,583,457	60,302
	Wipro Ltd.	15,656,010	57,332
	Grasim Industries Ltd.	5,249,646	56,875
	Dabur India Ltd.	8,681,429	56,481
2	ICICI Lombard General Insurance Co. Ltd.	2,886,745	54,648
2	SBI Life Insurance Co. Ltd.	3,896,635	54,405
	Vedanta Ltd.	25,747,329	53,738
*,2	Avenue Supermarts Ltd. Class A	1,911,021	53,660
	Hindustan Petroleum Corp. Ltd.	9,907,519	45,291
	Dr Reddy’s Laboratories Ltd.	1,116,564	43,838
	Britannia Industries Ltd.	952,417	43,815
	Shriram Transport Finance Co. Ltd.	2,714,201	43,507
*	United Spirits Ltd.	4,870,450	42,845
	Pidilite Industries Ltd.	2,026,677	40,020
2	Bandhan Bank Ltd.	4,591,233	39,562
	Hindalco Industries Ltd.	14,676,820	38,798
*	Tata Motors Ltd.	15,654,658	38,710
	Marico Ltd.	7,468,841	38,520
	Havells India Ltd.	3,949,063	38,477
	Lupin Ltd.	3,653,092	38,368
	Shree Cement Ltd.	136,634	38,303
	Bharti Infratel Ltd.	14,071,831	37,608
	Ambuja Cements Ltd.	12,820,215	36,531
2	ICICI Prudential Life Insurance Co. Ltd.	5,000,096	35,957
	Info Edge India Ltd.	987,029	35,732
	Petronet LNG Ltd.	8,793,936	35,485
	Piramal Enterprises Ltd.	1,496,786	35,477
	Cipla Ltd.	5,299,405	34,864
	GAIL India Ltd.	17,838,005	34,500
	Siemens Ltd.	1,420,298	33,123
	ICICI Bank Ltd.	4,997,584	32,604
	Divi’s Laboratories Ltd.	1,305,581	32,280
2	InterGlobe Aviation Ltd.	1,547,819	31,720
	Zee Entertainment Enterprises Ltd.	8,542,552	31,348
	Apollo Hospitals Enterprise Ltd.	1,488,397	31,143
	Wipro Ltd. ADR	7,322,621	29,144

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Page Industries Ltd.	80,119	29,047
	Aurobindo Pharma Ltd.	4,337,623	28,732
	Container Corp. Of India Ltd.	3,467,249	28,730
	Federal Bank Ltd.	24,161,096	28,505
	Berger Paints India Ltd.	3,838,686	28,474
	Yes Bank Ltd.	27,809,324	27,540
	Motherson Sumi Systems Ltd.	15,414,540	26,694
	Jubilant Foodworks Ltd.	1,145,919	25,830
	Bosch Ltd.	115,174	24,822
	Colgate-Palmolive India Ltd.	1,132,460	24,701
*	IDFC First Bank Ltd.	38,861,741	24,432
	DLF Ltd.	9,457,785	24,393
	LIC Housing Finance Ltd.	4,147,808	24,092
	Mahindra & Mahindra Financial Services Ltd.	4,752,287	23,601
	Power Grid Corp. of India Ltd.	8,336,376	23,312
	Tata Steel Ltd.	4,333,396	23,203
	Crompton Greaves Consumer Electricals Ltd.	6,543,726	22,943
2	RBL Bank Ltd.	5,108,918	22,300
2	AU Small Finance Bank Ltd.	2,274,955	21,959
	Bajaj Holdings & Investment Ltd.	422,004	21,811
	Mindtree Ltd.	2,155,994	21,659
	Rajesh Exports Ltd.	2,243,205	21,446
	REC Ltd.	10,758,981	21,166
	GlaxoSmithKline Consumer Healthcare Ltd.	161,250	20,945
	Ashok Leyland Ltd.	18,983,813	20,518
	United Breweries Ltd.	1,113,518	20,042
*	State Bank of India GDR	460,230	19,918
	Bharat Forge Ltd.	3,108,173	19,857
2	HDFC Asset Management Co. Ltd.	468,278	19,739
	NMDC Ltd.	12,244,901	19,399
*	Future Retail Ltd.	3,350,213	18,004
	PI Industries Ltd.	883,979	17,795
	Voltas Ltd.	1,691,152	16,867
	Torrent Pharmaceuticals Ltd.	673,834	16,862
	ABB India Ltd.	810,173	16,639
	Castrol India Ltd.	7,754,139	16,633
	Biocon Ltd.	4,753,301	16,483
*	Fortis Healthcare Ltd.	7,965,640	16,481
	ACC Ltd.	744,484	16,448
*	Adani Transmission Ltd.	4,239,959	16,374
	Indian Hotels Co. Ltd.	7,627,304	16,326
	Tata Global Beverages Ltd.	3,642,354	16,266
*	Bank of Baroda	11,887,567	16,260
	MRF Ltd.	17,527	16,211
	Alkem Laboratories Ltd.	571,592	16,098
*	Power Finance Corp. Ltd.	10,395,164	15,977
	Bharat Electronics Ltd.	9,534,050	15,856
	Muthoot Finance Ltd.	1,577,410	15,710
	Kansai Nerolac Paints Ltd.	1,991,020	15,586
	Mphasis Ltd.	1,162,536	15,566
	Indiabulls Housing Finance Ltd.	5,273,616	15,303
*	Oracle Financial Services Software Ltd.	337,083	14,920
	Cadila Healthcare Ltd.	4,099,532	14,534
	City Union Bank Ltd.	4,730,029	14,129
*	Adani Power Ltd.	15,080,005	14,019
	Bata India Ltd.	548,154	13,952
	Cholamandalam Investment and Finance Co. Ltd.	3,244,120	13,935
	Whirlpool of India Ltd.	449,390	13,889
*	Punjab National Bank	15,093,525	13,889
	AIA Engineering Ltd.	555,003	13,551
	Tata Power Co. Ltd.	16,036,320	13,395
*	Godrej Properties Ltd.	944,914	13,268
	Gillette India Ltd.	116,135	13,258
	TVS Motor Co. Ltd.	1,922,480	13,162

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Max Financial Services Ltd.	2,239,384	12,809
	Adani Enterprises Ltd.	4,464,344	12,537
	CESC Ltd.	1,076,743	12,108
	Indraprastha Gas Ltd.	2,194,586	12,102
*,2	Reliance Nippon Life Asset Management Ltd.	2,347,797	11,982
	Manappuram Finance Ltd.	4,979,911	11,873
	NHPC Ltd.	35,658,860	11,807
	Apollo Tyres Ltd.	4,329,751	11,598
*	Hindustan Zinc Ltd.	3,821,137	11,443
	Natco Pharma Ltd.	1,373,903	11,412
2	Dr Lal PathLabs Ltd.	522,296	11,312
	Bharat Heavy Electricals Ltd.	14,198,553	11,306
*	Embassy Office Parks REIT	1,919,000	11,163
2	Larsen & Toubro Infotech Ltd.	445,636	10,814
	Oil India Ltd.	4,461,270	10,789
	L&T Finance Holdings Ltd.	7,929,765	10,668
*	Jindal Steel & Power Ltd.	6,508,361	10,643
	Balkrishna Industries Ltd.	850,210	10,597
	Ramco Cements Ltd.	946,671	10,468
	Oberoi Realty Ltd.	1,459,693	10,419
	Glenmark Pharmaceuticals Ltd.	2,307,787	10,256
	Sun TV Network Ltd.	1,379,617	10,253
*	NIIT Technologies Ltd.	456,801	9,968
	Ipca Laboratories Ltd.	711,558	9,829
	PVR Ltd.	385,272	9,641
*	Aditya Birla Capital Ltd.	8,356,523	9,633
	Exide Industries Ltd.	3,536,209	9,621
	Mahanagar Gas Ltd.	663,324	9,523
	IIFL Wealth Management Ltd.	504,001	9,433
	Jubilant Life Sciences Ltd.	1,194,487	9,295
	Pfizer Ltd.	161,237	9,224
	SRF Ltd.	224,988	9,177
	Escorts Ltd.	973,544	9,032
	Supreme Industries Ltd.	544,332	8,924
	Varun Beverages Ltd.	1,012,104	8,839
	Cummins India Ltd.	1,146,178	8,781
*	Aditya Birla Fashion and Retail Ltd.	2,907,765	8,691
	Phoenix Mills Ltd.	838,643	8,496
	Steel Authority of India Ltd.	16,461,210	8,480
	Emami Ltd.	1,838,327	8,476
	Kajaria Ceramics Ltd.	1,074,560	8,455
	Astral Poly Technik Ltd.	535,370	8,415
*	3M India Ltd.	26,068	8,252
	Aarti Industries Ltd.	667,198	8,238
	Sundaram Finance Ltd.	360,722	8,184
	Dalmia Bharat Ltd.	711,687	8,137
	Sanofi India Ltd.	84,184	7,984
	Dr Reddy’s Laboratories Ltd. ADR	202,410	7,924
	Torrent Power Ltd.	1,961,438	7,738
	Prestige Estates Projects Ltd.	1,760,641	7,490
*	Canara Bank	2,607,460	7,469
*	Vodafone Idea Ltd.	134,704,999	7,388
	Edelweiss Financial Services Ltd.	5,664,235	7,355
*	GMR Infrastructure Ltd.	24,731,471	7,231
	DCB Bank Ltd.	2,774,729	7,037
*	Tata Motors Ltd. Class A	6,100,461	7,020
2	L&T Technology Services Ltd.	330,016	6,995
	Gujarat Gas Ltd.	2,521,708	6,965
	Godrej Industries Ltd.	1,167,039	6,844
	Thermax Ltd.	422,550	6,719
	Coromandel International Ltd.	1,001,009	6,710
	Hexaware Technologies Ltd.	1,426,491	6,691
*	Aavas Financiers Ltd.	288,937	6,485
2	Syngene International Ltd.	1,387,916	6,483

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Gujarat State Petronet Ltd.	2,101,413	6,201
	Amara Raja Batteries Ltd.	636,277	6,112
	Ajanta Pharma Ltd.	403,508	5,972
	Bayer CropScience Ltd.	117,815	5,968
*	Just Dial Ltd.	706,209	5,861
2	Endurance Technologies Ltd.	378,079	5,806
	IIFL Finance Ltd.	3,602,841	5,782
	V-Guard Industries Ltd.	1,636,620	5,756
*	Bank of India	5,710,254	5,726
*	TeamLease Services Ltd.	136,882	5,676
	National Aluminium Co. Ltd.	8,816,821	5,636
	NCC Ltd.	6,884,720	5,601
	Tata Communications Ltd.	1,109,497	5,501
	WABCO India Ltd.	61,084	5,340
*	Union Bank of India	6,468,020	5,218
	Relaxo Footwears Ltd.	675,631	5,194
	Balrampur Chini Mills Ltd.	2,207,533	5,071
	KRBL Ltd.	1,574,363	5,010
	Vinati Organics Ltd.	162,614	4,962
	Persistent Systems Ltd.	561,622	4,906
2	PNB Housing Finance Ltd.	647,823	4,889
	JSW Energy Ltd.	5,039,654	4,829
	Alembic Pharmaceuticals Ltd.	618,277	4,794
	Redington India Ltd.	2,847,575	4,761
*,2	Quess Corp. Ltd.	648,182	4,740
	EIH Ltd.	1,983,221	4,685
	Ceat Ltd.	324,942	4,620
	Bombay Burmah Trading Co.	268,162	4,492
	Cholamandalam Financial Holdings Ltd.	691,938	4,446
	Sundram Fasteners Ltd.	640,175	4,412
	Adani Gas Ltd.	2,090,629	4,322
	Welspun India Ltd.	5,486,885	4,314
	Graphite India Ltd.	1,075,805	4,311
	Strides Pharma Science Ltd.	787,089	4,266
	Symphony Ltd.	231,719	4,257
	Engineers India Ltd.	2,495,453	4,208
	Minda Industries Ltd.	803,674	4,170
	Vakrangee Ltd.	8,140,708	4,071
	NBCC India Ltd.	7,670,971	4,051
	Motilal Oswal Financial Services Ltd.	459,378	4,019
	Welspun Corp. Ltd.	1,810,548	3,767
	Radico Khaitan Ltd.	843,383	3,760
	Karur Vysya Bank Ltd.	4,855,868	3,750
*	Syndicate Bank	8,788,090	3,750
	Sobha Ltd.	623,260	3,717
	Chambal Fertilizers and Chemicals Ltd.	1,491,938	3,578
	Multi Commodity Exchange of India Ltd.	220,029	3,526
2	Godrej Agrovet Ltd.	484,822	3,496
	TTK Prestige Ltd.	39,868	3,494
	Avanti Feeds Ltd.	531,278	3,392
	Gujarat Pipavav Port Ltd.	2,777,459	3,381
2	Dilip Buildcon Ltd.	552,291	3,357
	Indiabulls Ventures Ltd.	2,344,888	3,319
	V-Mart Retail Ltd.	118,416	3,289
	HEG Ltd.	235,015	3,283
*,2	Eris Lifesciences Ltd.	527,707	3,218
2	Laurus Labs Ltd.	615,834	3,212
	Kaveri Seed Co. Ltd.	429,573	3,170
	JM Financial Ltd.	2,850,775	3,131
	Tata Chemicals Ltd.	352,878	3,115
	Century Textiles & Industries Ltd.	518,960	3,089
*	Gujarat Fluorochemicals Ltd.	325,190	3,033
	Jindal Saw Ltd.	2,241,047	2,798
	Vedanta Ltd. ADR	334,424	2,789

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Sun Pharma Advanced Research Co. Ltd.	1,400,486	2,749
*	Mahindra CIE Automotive Ltd.	1,292,304	2,743
*	Equitas Holdings Ltd.	2,074,776	2,726
	Sterlite Technologies Ltd.	1,466,211	2,700
	Karnataka Bank Ltd.	2,457,527	2,700
*	Wockhardt Ltd.	660,430	2,670
	GlaxoSmithKline Pharmaceuticals Ltd.	113,933	2,669
	Finolex Cables Ltd.	488,716	2,639
*	Indian Bank	1,400,119	2,621
	India Cements Ltd.	2,215,460	2,620
	Great Eastern Shipping Co. Ltd.	611,824	2,582
	IDFC Ltd.	5,228,049	2,580
*,§	Hemisphere Properties India Ltd.	1,109,497	2,531
	DCM Shriram Ltd.	462,982	2,398
	Bajaj Consumer Care Ltd.	678,193	2,396
*	IRB Infrastructure Developers Ltd.	2,136,939	2,380
	Thomas Cook India Ltd.	1,260,919	2,375
	GE T&D India Ltd.	805,935	2,332
	Care Ratings Ltd.	310,461	2,321
	Sadbhav Engineering Ltd.	1,195,265	2,310
	PTC India Ltd.	2,731,661	2,296
	Blue Dart Express Ltd.	67,605	2,294
	South Indian Bank Ltd.	14,605,728	2,293
	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	2,251
	Birlasoft Ltd.	2,394,156	2,247
*	Oriental Bank of Commerce	2,828,033	2,172
*	TV18 Broadcast Ltd.	6,201,623	2,148
	Raymond Ltd.	259,874	2,121
*	Hindustan Construction Co. Ltd.	12,967,528	1,833
	Rain Industries Ltd.	1,310,542	1,806
	Repco Home Finance Ltd.	432,228	1,772
	Arvind Ltd.	2,424,142	1,720
*	Future Consumer Ltd.	4,608,275	1,720
*	Allahabad Bank	4,495,931	1,704
	GE Power India Ltd.	161,283	1,702
*	Jammu & Kashmir Bank Ltd.	3,415,883	1,598
	eClerx Services Ltd.	243,709	1,550
*	Suzlon Energy Ltd.	41,397,557	1,545
*	Central Bank of India	4,757,757	1,527
*	Tata Motors Ltd. ADR	115,867	1,400
*	CG Power and Industrial Solutions Ltd.	6,783,725	1,375
*	Indiabulls Real Estate Ltd.	1,722,420	1,336
	Dish TV India Ltd.	7,396,282	1,301
*	IFCI Ltd.	10,795,959	1,110
	Gateway Distriparks Ltd.	822,382	1,087
*	VA Tech Wabag Ltd.	379,313	1,054
*	PC Jeweller Ltd.	2,162,448	978
	Jain Irrigation Systems Ltd.	4,607,782	977
*	India Infoline	2,302,029	964
*	Reliance Infrastructure Ltd.	1,901,270	937
	Gujarat Mineral Development Corp. Ltd.	1,000,049	894
*	Andhra Bank	3,410,876	860
*	Indian Overseas Bank	5,395,206	813
*	Corp Bank	3,332,363	765
*	Dewan Housing Finance Corp. Ltd.	3,093,132	758
	Infosys Ltd. ADR	75,808	727
*	Reliance Capital Ltd.	2,075,723	564
	Srei Infrastructure Finance Ltd.	3,432,529	504
	GFL Ltd.	360,464	427
*	RattanIndia Power Ltd.	19,468,031	424
*	Bajaj Hindusthan Sugar Ltd.	4,116,984	363
*	UCO Bank	1,701,741	326
*	Jaiprakash Associates Ltd.	9,701,956	301
*	Shree Renuka Sugars Ltd.	2,692,380	275

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Jet Airways India Ltd.	419,010	133
*	Sintex Plastics Technology Ltd.	5,549,801	129
*	Housing Development & Infrastructure Ltd.	4,833,917	119
*	Aarti Surfactants Ltd.	31,910	96
*	Reliance Home Finance Ltd.	1,375,051	93
*	Spencer’s Retail Ltd.	43,541	44
*	Sintex Industries Ltd.	3,485,940	42
*	McLeod Russel India Ltd.	192,324	19
*	JITF Infralogistics Ltd.	121,365	12
*	Cox & Kings Ltd.	281,741	7
*	Cox & Kings Financial Service Ltd.	66,700	1
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			9,918,433
Indonesia (0.5%)
	Bank Central Asia Tbk PT	155,431,477	347,907
	Bank Rakyat Indonesia Persero Tbk PT	850,686,200	254,896
	Telekomunikasi Indonesia Persero Tbk PT	745,920,639	217,675
	Astra International Tbk PT	325,818,527	161,150
	Bank Mandiri Persero Tbk PT	298,685,843	149,304
	Bank Negara Indonesia Persero Tbk PT	120,059,505	65,538
	Unilever Indonesia Tbk PT	18,392,238	57,268
	Charoen Pokphand Indonesia Tbk PT	117,885,213	52,869
	Semen Indonesia Persero Tbk PT	47,299,853	42,659
	Indofood Sukses Makmur Tbk PT	71,972,184	39,441
	United Tractors Tbk PT	24,448,347	37,737
	Kalbe Farma Tbk PT	321,739,496	36,536
	Indofood CBP Sukses Makmur Tbk PT	37,148,284	30,756
	Indocement Tunggal Prakarsa Tbk PT	21,479,647	30,601
	Gudang Garam Tbk PT	7,580,102	30,273
	Perusahaan Gas Negara Tbk PT	170,291,062	25,555
	Indah Kiat Pulp & Paper Corp. Tbk PT	42,516,703	22,009
	Hanjaya Mandala Sampoerna Tbk PT	140,122,137	21,246
	Barito Pacific Tbk PT	303,800,953	20,560
	Adaro Energy Tbk PT	209,854,786	19,565
	Ciputra Development Tbk PT	223,854,788	17,686
	Pakuwon Jati Tbk PT	374,365,933	16,660
*	Lippo Karawaci Tbk PT	982,456,176	16,514
	Pabrik Kertas Tjiwi Kimia Tbk PT	19,925,998	14,999
*	XL Axiata Tbk PT	58,388,061	14,730
	Tower Bersama Infrastructure Tbk PT	32,081,183	14,453
	Summarecon Agung Tbk PT	176,363,056	14,193
	Jasa Marga Persero Tbk PT	35,220,402	13,666
	Japfa Comfeed Indonesia Tbk PT	108,810,600	13,329
	Ace Hardware Indonesia Tbk PT	109,543,572	13,184
*	Bumi Serpong Damai Tbk PT	120,186,446	12,103
	Bukit Asam Tbk PT	67,564,254	10,819
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	36,441,800	9,966
	Matahari Department Store Tbk PT	36,670,534	9,506
*	Vale Indonesia Tbk PT	33,636,610	8,881
	Aneka Tambang Tbk	138,401,241	8,766
	Mitra Adiperkasa Tbk PT	112,182,696	7,991
	Bank Tabungan Negara Persero Tbk PT	59,459,999	7,870
*	Kresna Graha Investama Tbk PT	217,276,530	7,738
	Waskita Karya Persero Tbk PT	68,495,588	7,585
	Surya Citra Media Tbk PT	86,635,341	7,527
	Media Nusantara Citra Tbk PT	79,636,498	7,457
	Wijaya Karya Persero Tbk PT	52,713,574	7,434
	AKR Corporindo Tbk PT	26,052,755	7,348
	Indo Tambangraya Megah Tbk PT	6,429,717	6,089
*	Sentul City Tbk PT	685,930,945	5,714
*	Medco Energi Internasional Tbk PT	108,999,476	5,121
	PP Persero Tbk PT	40,048,881	5,066
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,266,728	5,064
*	Bank Pan Indonesia Tbk PT	50,860,200	4,868

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Panin Financial Tbk PT	234,941,224	4,854
	Astra Agro Lestari Tbk PT	5,554,169	4,524
*	Smartfren Telecom Tbk PT	393,739,300	4,176
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	43,311,456	4,169
*	Trada Alam Minera Tbk PT	537,807,334	4,135
*	Totalindo Eka Persada Tbk PT	89,677,700	3,734
	Ramayana Lestari Sentosa Tbk PT	42,327,005	3,528
	Surya Semesta Internusa Tbk PT	58,871,944	3,230
*	Global Mediacom Tbk PT	118,040,414	3,145
*	Alam Sutera Realty Tbk PT	148,135,969	2,890
	Bank Danamon Indonesia Tbk PT	9,051,911	2,708
	Timah Tbk PT	41,015,153	2,600
	Adhi Karya Persero Tbk PT	28,749,669	2,560
*	Siloam International Hospitals Tbk PT	4,930,881	2,529
*	Agung Podomoro Land Tbk PT	119,276,722	1,818
	Bekasi Fajar Industrial Estate Tbk PT	79,182,946	1,432
*	Eagle High Plantations Tbk PT	153,695,023	1,336
*	Krakatau Steel Persero Tbk PT	45,034,917	1,110
*	Salim Ivomas Pratama Tbk PT	32,574,679	816
	Semen Baturaja Persero TBK PT	5,896,982	254
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	23,126,700	221
	Link Net Tbk PT	643,264	202
*	Sampoerna Agro Tbk PT	1,069,598	175
*	Berlian Laju Tanker Tbk PT	25,926,000	92
			2,022,110
Ireland (0.2%)
	Kerry Group plc Class A	2,347,121	283,687
	CRH plc (XDUB)	6,870,339	250,150
	Kingspan Group plc	2,422,846	125,516
	Bank of Ireland Group plc	14,876,640	71,707
	AIB Group plc	12,689,576	40,696
	Glanbia plc	3,193,272	35,614
	C&C Group plc	5,056,816	24,891
	Green REIT plc	11,411,078	24,273
	Dalata Hotel Group plc	3,000,445	17,738
	Hibernia REIT plc	11,034,595	17,190
	Cairn Homes plc (XLON)	10,263,239	13,306
	Irish Continental Group plc	2,704,150	12,932
*	Permanent TSB Group Holdings plc	1,652,446	2,182
	Cairn Homes plc (XDUB)	1,651,096	2,137
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			922,019
Israel (0.4%)
	Bank Leumi Le-Israel BM	24,114,515	175,656
*	Nice Ltd.	1,007,358	158,901
	Bank Hapoalim BM	17,634,157	141,138
*	Teva Pharmaceutical Industries Ltd.	15,619,865	127,949
	Israel Discount Bank Ltd. Class A	19,149,798	87,511
	Elbit Systems Ltd.	382,032	62,637
	Mizrahi Tefahot Bank Ltd.	2,148,477	53,305
	Israel Chemicals Ltd.	11,071,139	49,212
	Azrieli Group Ltd.	602,740	46,458
*	Tower Semiconductor Ltd.	1,711,142	37,820
	Paz Oil Co. Ltd.	165,954	25,447
	Alony Hetz Properties & Investments Ltd.	1,721,982	24,859
	First International Bank Of Israel Ltd.	864,659	23,738
*	Airport City Ltd.	1,184,956	22,375
*	Bezeq The Israeli Telecommunication Corp. Ltd.	33,478,380	22,090
	Strauss Group Ltd.	667,968	20,227
	Reit 1 Ltd.	2,932,370	18,551
	Melisron Ltd.	266,503	16,159
	Amot Investments Ltd.	2,155,343	15,172
	Harel Insurance Investments & Financial Services Ltd.	1,858,815	14,866
	Gazit-Globe Ltd.	1,459,645	14,710

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Nova Measuring Instruments Ltd.	433,532	14,554
	Shikun & Binui Ltd.	3,233,589	12,832
	Oil Refineries Ltd.	24,493,812	12,576
	Shufersal Ltd.	1,849,079	12,504
	Phoenix Holdings Ltd.	1,924,289	11,738
*	Israel Corp. Ltd.	60,825	11,611
*	Jerusalem Economy Ltd.	2,493,276	10,647
	Delek Group Ltd.	84,862	10,604
*	Fattal Holdings 1998 Ltd.	69,588	10,350
	Hilan Ltd.	210,225	9,297
*	Clal Insurance Enterprises Holdings Ltd.	596,983	9,209
	Electra Ltd.	24,862	8,800
	Matrix IT Ltd.	449,862	8,268
	Shapir Engineering and Industry Ltd.	1,630,341	8,082
	Sapiens International Corp. NV	371,536	7,957
	Sella Capital Real Estate Ltd.	2,835,895	7,807
	Formula Systems 1985 Ltd.	109,590	7,301
	FIBI Holdings Ltd.	209,298	6,884
	AudioCodes Ltd.	323,169	6,819
*	AFI Properties Ltd.	175,091	6,245
*	Partner Communications Co. Ltd.	1,370,536	6,178
	Bayside Land Corp.	9,008	6,045
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,243	5,883
	Migdal Insurance & Financial Holding Ltd.	4,958,055	5,146
	Menora Mivtachim Holdings Ltd.	317,803	5,097
	Big Shopping Centers Ltd.	55,656	5,036
	Kenon Holdings Ltd.	229,100	5,017
*	Brack Capital Properties NV	42,553	4,849
	IDI Insurance Co. Ltd.	118,520	4,235
	Gilat Satellite Networks Ltd.	453,218	3,677
*	Allot Ltd.	423,413	3,288
	Delta Galil Industries Ltd.	126,104	3,196
	Norstar Holdings Inc.	154,707	2,828
	Naphtha Israel Petroleum Corp. Ltd.	464,665	2,604
*	Kamada Ltd.	434,772	2,274
*	Cellcom Israel Ltd. (Registered)	814,595	2,080
	Delek Automotive Systems Ltd.	502,203	1,952
*	Teva Pharmaceutical Industries Ltd. ADR	181,010	1,475
	Property & Building Corp. Ltd.	13,355	1,475
*	Cellcom Israel Ltd.	96,578	249
			1,425,450
Italy (1.7%)
	Enel SPA	124,957,830	968,479
	Eni SPA	40,126,442	608,765
	Intesa Sanpaolo SPA (Registered)	240,116,464	601,697
	UniCredit SPA	35,947,771	456,076
	Assicurazioni Generali SPA	20,539,020	416,485
	Ferrari NV	1,997,946	319,989
	Fiat Chrysler Automobiles NV	17,689,146	274,517
	Atlantia SPA	8,554,994	211,361
	Snam SPA	36,609,659	187,953
	CNH Industrial NV	15,907,054	173,192
	Terna Rete Elettrica Nazionale SPA	22,737,753	150,285
	Mediobanca Banca di Credito Finanziario SPA	11,779,328	140,073
	EXOR NV	1,676,481	128,527
	Moncler SPA	2,929,048	113,030
	FinecoBank Banca Fineco SPA	9,786,785	110,331
*	Telecom Italia SPA (Registered)	161,412,451	94,475
	Prysmian SPA	4,007,919	92,713
2	Poste Italiane SPA	7,333,216	89,073
	Davide Campari-Milano SPA	8,953,434	82,125
	Leonardo SPA	6,219,293	72,254
	Tenaris SA	7,098,438	72,014
	Recordati SPA	1,532,753	64,413

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Telecom Italia SPA (Bearer)	106,498,326	61,642
	Hera SPA	13,239,051	56,713
*	Banco BPM SPA	24,375,592	55,488
	A2A SPA	24,901,271	49,989
	Amplifon SPA	1,930,460	48,548
^	Unione di Banche Italiane SPA	15,491,948	47,193
	Unipol Gruppo SPA	7,836,665	43,737
	DiaSorin SPA	365,671	41,230
*	Saipem SPA	8,954,720	40,646
	Banca Mediolanum SPA	4,721,433	40,486
	Italgas SPA	6,275,391	40,400
2	Pirelli & C SPA	6,966,407	40,272
	Azimut Holding SPA	1,954,333	40,189
2	Infrastrutture Wireless Italiane SPA	3,867,308	39,692
	Interpump Group SPA	1,286,868	35,278
	Iren SPA	10,819,943	33,590
	Banca Generali SPA	917,122	29,941
	Cerved Group SPA	2,977,062	28,975
	Buzzi Unicem SPA	1,150,978	27,772
	BPER Banca	5,933,957	26,548
	UnipolSai Assicurazioni SPA	9,480,326	26,460
	Freni Brembo SPA	2,359,906	25,108
2	Enav SPA	4,007,492	23,338
	Societa Cattolica di Assicurazioni SC	2,561,079	22,341
	Reply SPA	323,315	21,070
	Autogrill SPA	2,081,566	20,580
	Salvatore Ferragamo SPA	1,083,901	20,272
2	Anima Holding SPA	4,571,734	19,846
2	Technogym SPA	1,791,540	19,766
	De’ Longhi SPA	1,038,976	19,138
	ERG SPA	899,742	19,045
^	IMA Industria Macchine Automatiche SPA	273,638	18,632
	Saras SPA	9,280,042	17,822
	Brunello Cucinelli SPA	540,842	16,952
	ASTM SPA	537,208	16,935
	Societa Iniziative Autostradali e Servizi SPA	910,887	15,752
*,^	Mediaset SPA	4,982,855	14,903
	ACEA SPA	706,913	14,069
	Banca Popolare di Sondrio SCPA	6,986,100	13,972
	MARR SPA	594,247	12,489
	Tamburi Investment Partners SPA	1,545,163	11,053
2	Banca Farmafactoring SPA	1,669,334	10,116
^	Tod’s SPA	211,633	10,030
2	Carel Industries SPA	616,086	9,892
*,^	Juventus Football Club SPA	5,769,692	9,047
2	RAI Way SPA	1,404,601	8,663
	Piaggio & C SPA	2,686,452	8,455
	Falck Renewables SPA	1,845,000	8,224
2	doValue SPA	695,181	8,222
^	Fincantieri SPA	7,680,349	8,105
	Buzzi Unicem SPA Saving Shares	518,377	7,947
*,^	Banca Monte dei Paschi di Siena SPA	4,426,264	7,133
	Danieli & C Officine Meccaniche SPA	384,567	6,645
	Credito Emiliano SPA	1,140,895	6,599
^	Maire Tecnimont SPA	2,417,248	6,334
	Banca IFIS SPA	372,261	6,316
*,^,2	OVS SPA	2,770,240	5,528
*,^	Salini Impregilo SPA	2,577,321	5,247
	Zignago Vetro SPA	447,921	5,100
	Datalogic SPA	322,342	4,990
	Italmobiliare SPA	177,613	4,751
	CIR-Compagnie Industriali Riunite SPA	4,310,813	4,441
	Cementir Holding NV	650,680	4,377
	Danieli & C Officine Meccaniche SPA Saving Shares	387,431	4,255

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
2	Gima TT SPA	540,813	4,188
	Immobiliare Grande Distribuzione SIIQ SPA	644,947	4,143
*	Arnoldo Mondadori Editore SPA	1,645,148	3,672
	Biesse SPA	208,098	2,606
	Cairo Communication SPA	959,477	2,468
	DeA Capital SPA	1,211,993	1,848
	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,117	1,750
^	Geox SPA	979,539	1,366
*	Credito Valtellinese SPA	3,625,152	247
	STMicroelectronics NV (MTAA)	5,332	121
*,§	Gemina SPA CVR Exp. 12/31/2049	315,232	—
			6,828,525
Japan (17.1%)
	Toyota Motor Corp.	40,129,444	2,784,216
	Sony Corp.	20,127,509	1,225,144
	Mitsubishi UFJ Financial Group Inc.	200,638,087	1,040,166
	SoftBank Group Corp.	26,064,553	1,002,610
	Keyence Corp.	1,447,775	915,423
	Takeda Pharmaceutical Co. Ltd.	22,690,597	819,881
	KDDI Corp.	27,928,543	772,815
	Honda Motor Co. Ltd.	28,010,694	757,801
	Sumitomo Mitsui Financial Group Inc.	20,864,938	740,772
	Shin-Etsu Chemical Co. Ltd.	6,408,308	714,534
	Recruit Holdings Co. Ltd.	20,584,407	684,103
	Daiichi Sankyo Co. Ltd.	10,229,265	672,613
	FANUC Corp.	3,281,785	647,330
	Mizuho Financial Group Inc.	408,217,317	633,748
	Nintendo Co. Ltd.	1,711,990	627,937
	Kao Corp.	7,558,699	607,709
	Daikin Industries Ltd.	4,266,895	597,193
	Central Japan Railway Co.	2,902,590	595,420
	Tokio Marine Holdings Inc.	10,586,206	572,350
	Hitachi Ltd.	14,866,208	554,844
	Nidec Corp.	3,746,137	551,528
	East Japan Railway Co.	5,799,351	526,471
	Hoya Corp.	5,914,239	522,684
	Astellas Pharma Inc.	30,384,233	521,475
	Shiseido Co. Ltd.	6,245,219	514,906
	NTT DOCOMO Inc.	18,777,007	514,774
	Mitsubishi Corp.	20,095,570	511,119
	Fast Retailing Co. Ltd.	823,522	507,860
	Murata Manufacturing Co. Ltd.	9,165,385	499,039
	Nippon Telegraph & Telephone Corp.	10,015,880	497,217
	Tokyo Electron Ltd.	2,420,970	490,485
	Seven & i Holdings Co. Ltd.	12,400,711	468,503
	Mitsui & Co. Ltd.	27,174,192	466,689
	ITOCHU Corp.	21,827,711	456,371
	Mitsubishi Electric Corp.	31,776,027	453,998
	Canon Inc.	16,271,890	446,496
	Oriental Land Co. Ltd.	3,023,350	443,226
	Japan Tobacco Inc.	19,050,035	430,582
	SMC Corp.	922,023	398,352
	Bridgestone Corp.	9,410,205	390,993
	Mitsui Fudosan Co. Ltd.	15,111,506	386,595
	Mitsubishi Estate Co. Ltd.	19,006,327	369,015
	Daiwa House Industry Co. Ltd.	10,449,389	359,721
	Softbank Corp.	25,795,495	353,845
	Komatsu Ltd.	14,692,768	344,030
	Terumo Corp.	10,405,986	339,617
	Denso Corp.	7,310,568	339,429
	Suzuki Motor Corp.	6,910,016	326,250
	ORIX Corp.	20,631,123	324,216
	Kyocera Corp.	4,931,251	323,524
	Eisai Co. Ltd.	4,250,522	307,691

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

		Market
		Value
	Shares	($000)
Asahi Group Holdings Ltd.	6,123,026	306,626
Chugai Pharmaceutical Co. Ltd.	3,484,972	293,281
Sumitomo Corp.	17,989,409	292,191
Secom Co. Ltd.	3,118,418	288,963
Panasonic Corp.	34,296,397	288,240
Dai-ichi Life Holdings Inc.	17,640,498	287,530
Kubota Corp.	17,865,292	283,759
Subaru Corp.	9,859,698	282,554
Otsuka Holdings Co. Ltd.	6,739,479	280,971
Kirin Holdings Co. Ltd.	12,961,361	274,967
Fujitsu Ltd.	3,078,339	272,830
Toshiba Corp.	7,917,248	270,740
Shionogi & Co. Ltd.	4,510,512	270,734
MS&AD Insurance Group Holdings Inc.	7,915,030	255,586
FUJIFILM Holdings Corp.	5,808,986	255,028
West Japan Railway Co.	2,926,783	254,309
Olympus Corp.	18,039,835	245,457
Nomura Holdings Inc.	53,092,028	241,302
JXTG Holdings Inc.	49,749,833	232,543
Sumitomo Realty & Development Co. Ltd.	6,346,155	230,354
Aeon Co. Ltd.	11,266,073	226,678
Asahi Kasei Corp.	20,035,494	222,421
Sompo Holdings Inc.	5,487,800	215,704
Sumitomo Mitsui Trust Holdings Inc.	5,890,280	214,674
Unicharm Corp.	6,219,251	210,776
Shimano Inc.	1,256,784	209,193
Sekisui House Ltd.	9,315,615	200,885
Sysmex Corp.	3,048,367	198,900
Japan Post Holdings Co. Ltd.	21,361,090	196,078
Nissan Motor Co. Ltd.	31,055,550	195,979
Bandai Namco Holdings Inc.	3,139,307	193,033
Nippon Steel Corp.	13,130,649	191,649
TDK Corp.	1,928,751	190,317
Mitsubishi Heavy Industries Ltd.	4,591,290	185,807
Nitori Holdings Co. Ltd.	1,190,807	181,254
Omron Corp.	3,041,605	177,939
Marubeni Corp.	25,150,901	177,014
Toray Industries Inc.	24,391,722	172,380
Chubu Electric Power Co. Inc.	11,234,123	168,537
Tokyo Gas Co. Ltd.	6,817,647	166,426
Sumitomo Electric Industries Ltd.	12,121,773	166,235
M3 Inc.	6,767,520	162,173
NEC Corp.	4,017,081	159,199
Yaskawa Electric Corp.	4,165,689	158,453
Kintetsu Group Holdings Co. Ltd.	2,892,160	157,640
Mitsubishi Chemical Holdings Corp.	20,485,696	156,126
MEIJI Holdings Co. Ltd.	2,161,073	155,766
Toyota Industries Corp.	2,578,118	154,693
Resona Holdings Inc.	35,136,834	152,795
Tokyu Corp.	7,933,097	150,044
Ajinomoto Co. Inc.	7,876,033	149,741
Advantest Corp.	3,177,728	144,614
Japan Exchange Group Inc.	8,655,077	142,882
Hankyu Hanshin Holdings Inc.	3,555,819	142,293
Kikkoman Corp.	2,941,254	141,482
Nitto Denko Corp.	2,501,527	138,399
Daito Trust Construction Co. Ltd.	1,038,354	137,603
Kansai Electric Power Co. Inc.	11,700,948	136,505
Inpex Corp.	14,707,656	135,965
Nippon Paint Holdings Co. Ltd.	2,488,878	135,546
Obic Co. Ltd.	1,072,506	134,283
NTT Data Corp.	10,117,580	132,852
Makita Corp.	3,928,787	132,128
Ono Pharmaceutical Co. Ltd.	7,002,965	131,914

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Z Holdings Corp.	41,831,458	128,787
	Pan Pacific International Holdings Corp.	8,165,979	128,544
	Taisei Corp.	3,230,102	127,374
	Sumitomo Metal Mining Co. Ltd.	3,800,498	127,126
	MINEBEA MITSUMI Inc.	6,687,609	127,008
	Dai Nippon Printing Co. Ltd.	4,751,872	126,915
	Dentsu Inc.	3,537,768	126,474
	Osaka Gas Co. Ltd.	6,373,389	124,630
	Toyota Tsusho Corp.	3,592,625	123,940
	Rakuten Inc.	12,710,402	121,174
	Odakyu Electric Railway Co. Ltd.	4,916,360	119,675
	Yamaha Corp.	2,550,371	118,769
*	Tokyo Electric Power Co. Holdings Inc.	25,076,548	116,133
	Shimadzu Corp.	4,320,114	115,373
	Keio Corp.	1,854,328	114,715
	Yakult Honsha Co. Ltd.	1,978,936	113,412
	MISUMI Group Inc.	4,473,706	112,463
	Idemitsu Kosan Co. Ltd.	3,819,765	112,283
	Obayashi Corp.	10,859,822	111,763
	Daiwa Securities Group Inc.	24,862,600	111,753
	Rohm Co. Ltd.	1,409,264	111,654
	Tobu Railway Co. Ltd.	3,342,179	111,528
	Aisin Seiki Co. Ltd.	2,789,097	111,312
	Sumitomo Chemical Co. Ltd.	24,286,199	111,094
	AGC Inc.	2,977,289	104,682
	JFE Holdings Inc.	8,253,553	103,233
	Santen Pharmaceutical Co. Ltd.	5,745,961	101,780
	Nagoya Railroad Co. Ltd.	3,175,694	100,949
	Kajima Corp.	7,317,334	100,559
	Sekisui Chemical Co. Ltd.	5,747,330	100,209
	T&D Holdings Inc.	8,805,762	98,076
	Ricoh Co. Ltd.	10,927,579	97,317
	Disco Corp.	443,842	96,863
	Koito Manufacturing Co. Ltd.	1,844,750	96,505
	Yamato Holdings Co. Ltd.	5,707,508	95,730
	Isuzu Motors Ltd.	8,220,834	95,525
	TOTO Ltd.	2,324,739	94,909
	Trend Micro Inc.	1,869,807	94,377
	Keisei Electric Railway Co. Ltd.	2,249,935	91,990
	FamilyMart Co. Ltd.	3,703,408	91,867
	Nissan Chemical Corp.	2,210,872	90,774
	Nomura Research Institute Ltd.	4,149,182	88,090
	Yamaha Motor Co. Ltd.	4,496,334	88,006
	Suntory Beverage & Food Ltd.	2,021,223	86,409
	Kyushu Railway Co.	2,584,266	85,378
	Lion Corp.	4,076,422	85,309
	Shimizu Corp.	9,111,687	84,939
	Pigeon Corp.	1,734,565	84,679
	Mazda Motor Corp.	9,205,462	84,509
	Nissin Foods Holdings Co. Ltd.	1,118,607	84,496
	SG Holdings Co. Ltd.	3,404,153	84,300
	Ryohin Keikaku Co. Ltd.	3,775,126	84,043
	Asahi Intecc Co. Ltd.	2,996,604	82,453
	Toppan Printing Co. Ltd.	4,451,448	82,331
	Nisshin Seifun Group Inc.	4,145,221	82,176
	Daifuku Co. Ltd.	1,548,374	82,159
	Kose Corp.	462,362	81,974
	Hamamatsu Photonics KK	2,062,848	80,099
	Keikyu Corp.	4,003,919	79,701
	Kobayashi Pharmaceutical Co. Ltd.	990,781	79,223
	Tohoku Electric Power Co. Inc.	7,642,259	78,545
	LIXIL Group Corp.	4,220,274	78,488
	Hikari Tsushin Inc.	358,040	78,481
	SBI Holdings Inc.	3,602,910	78,357

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	TIS Inc.	1,287,068	78,039
*	Nexon Co. Ltd.	6,664,953	77,235
*	Renesas Electronics Corp.	11,388,909	77,099
	Kyushu Electric Power Co. Inc.	7,530,864	75,259
	Keihan Holdings Co. Ltd.	1,592,590	75,197
	Kansai Paint Co. Ltd.	3,115,033	75,025
	Marui Group Co. Ltd.	3,356,797	74,623
	Oji Holdings Corp.	14,428,855	74,601
	Nippon Shinyaku Co. Ltd.	824,436	74,378
	Toho Co. Ltd.	1,831,910	73,983
	Kyowa Kirin Co. Ltd.	4,015,272	73,881
	Concordia Financial Group Ltd.	18,053,920	73,623
	Yokogawa Electric Corp.	3,927,974	71,972
	Brother Industries Ltd.	3,811,578	71,635
	Hoshizaki Corp.	841,485	71,528
	Nikon Corp.	5,526,741	70,468
*	PeptiDream Inc.	1,383,646	69,450
	Hirose Electric Co. Ltd.	545,195	68,678
	Alps Alpine Co. Ltd.	3,200,086	68,605
	NH Foods Ltd.	1,605,778	67,468
	Otsuka Corp.	1,664,824	67,122
	Kuraray Co. Ltd.	5,639,062	67,090
	Konami Holdings Corp.	1,527,739	67,066
	Mitsui Chemicals Inc.	2,810,174	66,830
	Nippon Express Co. Ltd.	1,162,571	66,331
	USS Co. Ltd.	3,407,440	65,996
	Tsuruha Holdings Inc.	586,618	65,988
	Suzuken Co. Ltd.	1,235,616	65,974
	NSK Ltd.	7,083,262	65,863
	NGK Insulators Ltd.	4,274,078	65,662
	Japan Post Bank Co. Ltd.	6,592,496	65,579
^	ZOZO Inc.	2,806,268	65,366
	Stanley Electric Co. Ltd.	2,360,538	65,324
	Takeda Pharmaceutical Co. Ltd. ADR	3,627,560	65,187
	NGK Spark Plug Co. Ltd.	3,202,650	64,930
	Tokyu Fudosan Holdings Corp.	9,763,394	64,760
	Electric Power Development Co. Ltd.	2,665,405	64,717
	Hitachi High-Technologies Corp.	1,035,480	64,423
	Showa Denko KK	2,282,648	64,044
	Sojitz Corp.	20,346,950	64,043
	Fuji Electric Co. Ltd.	2,010,416	63,894
	Hulic Co. Ltd.	5,873,203	63,764
	Alfresa Holdings Corp.	2,836,903	63,345
	Tosoh Corp.	4,577,933	62,683
^	Chugoku Electric Power Co. Inc.	4,695,436	62,552
	Nihon M&A Center Inc.	2,045,087	62,181
	ANA Holdings Inc.	1,804,491	61,963
	Toyo Suisan Kaisha Ltd.	1,466,605	61,751
	SUMCO Corp.	3,716,308	61,731
	Seiko Epson Corp.	4,359,650	61,650
	Shizuoka Bank Ltd.	8,106,418	61,599
	Seibu Holdings Inc.	3,448,346	60,863
	Teijin Ltd.	3,014,735	60,410
	Azbil Corp.	2,168,112	60,332
	Yamada Denki Co. Ltd.	12,479,058	60,317
	Nabtesco Corp.	1,878,949	59,816
	Square Enix Holdings Co. Ltd.	1,242,566	59,132
	Sohgo Security Services Co. Ltd.	1,087,544	59,073
	Amada Holdings Co. Ltd.	5,125,721	58,372
	Mitsubishi Materials Corp.	2,021,940	58,141
	Haseko Corp.	4,503,553	58,116
	Japan Airlines Co. Ltd.	1,848,882	57,615
	Hakuhodo DY Holdings Inc.	3,847,192	57,411
	MonotaRO Co. Ltd.	1,891,331	57,138

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	MediPal Holdings Corp.	2,492,437	56,946
	Kawasaki Heavy Industries Ltd.	2,354,252	56,498
	Sumitomo Heavy Industries Ltd.	1,815,917	56,406
	Toho Gas Co. Ltd.	1,446,444	56,337
	Skylark Holdings Co. Ltd.	3,081,804	55,935
	Chiba Bank Ltd.	10,266,895	55,804
	Casio Computer Co. Ltd.	3,434,154	55,749
	JSR Corp.	2,957,259	55,519
	Taiheiyo Cement Corp.	1,949,629	55,153
	Taiyo Nippon Sanso Corp.	2,324,338	54,412
	COMSYS Holdings Corp.	1,843,511	54,386
	Hisamitsu Pharmaceutical Co. Inc.	1,149,358	53,490
	Konica Minolta Inc.	7,281,126	53,442
	Sony Financial Holdings Inc.	2,459,436	52,911
	THK Co. Ltd.	1,834,842	52,761
	Hitachi Chemical Co. Ltd.	1,597,146	52,578
^	Taiyo Yuden Co. Ltd.	1,976,503	52,271
	Persol Holdings Co. Ltd.	2,717,036	52,189
	Kurita Water Industries Ltd.	1,784,772	51,379
	IHI Corp.	2,077,599	51,199
	Coca-Cola Bottlers Japan Holdings Inc.	2,254,032	51,176
	J Front Retailing Co. Ltd.	3,991,350	50,754
	Fukuoka Financial Group Inc.	2,622,520	50,555
	JGC Holdings Corp.	3,476,063	50,276
	CyberAgent Inc.	1,533,572	49,844
	Taisho Pharmaceutical Holdings Co. Ltd.	692,388	49,280
	Kakaku.com Inc.	2,117,292	49,163
	Shinsei Bank Ltd.	3,144,392	49,020
	Aozora Bank Ltd.	1,897,388	48,684
	Asics Corp.	2,833,147	48,640
	Mitsui OSK Lines Ltd.	1,764,677	48,067
	GMO Payment Gateway Inc.	649,311	47,854
	Miura Co. Ltd.	1,581,009	47,641
	JTEKT Corp.	3,697,253	47,156
	Rohto Pharmaceutical Co. Ltd.	1,563,973	46,986
	Bank of Kyoto Ltd.	1,186,780	46,973
	Nankai Electric Railway Co. Ltd.	1,800,492	46,789
	Welcia Holdings Co. Ltd.	813,903	46,767
	Sumitomo Dainippon Pharma Co. Ltd.	2,679,513	46,766
	Japan Post Insurance Co. Ltd.	2,960,634	46,706
	Air Water Inc.	2,492,647	46,665
	Mitsubishi Motors Corp.	10,154,597	46,364
	Oracle Corp. Japan	526,294	46,259
	Isetan Mitsukoshi Holdings Ltd.	5,780,899	46,104
	Nippon Yusen KK	2,559,740	45,986
	House Foods Group Inc.	1,207,073	45,751
	Ito En Ltd.	937,475	45,694
	Tokyo Tatemono Co. Ltd.	3,188,362	45,362
	Sega Sammy Holdings Inc.	3,202,326	45,067
	Ebara Corp.	1,521,007	45,001
	Hitachi Construction Machinery Co. Ltd.	1,722,536	44,462
	Nomura Real Estate Holdings Inc.	1,871,301	44,349
	Lasertec Corp.	613,344	44,091
	Matsumotokiyoshi Holdings Co. Ltd.	1,243,694	43,808
^	Goldwin Inc.	569,500	43,607
	Mitsubishi UFJ Lease & Finance Co. Ltd.	7,098,770	43,579
	SCREEN Holdings Co. Ltd.	627,513	43,565
	Rinnai Corp.	591,234	43,458
	Lawson Inc.	779,780	43,018
	Mitsubishi Tanabe Pharma Corp.	3,578,377	42,827
	Horiba Ltd.	632,331	42,670
	Kyowa Exeo Corp.	1,671,638	42,530
	Itochu Techno-Solutions Corp.	1,578,279	42,504
	Mebuki Financial Group Inc.	16,653,662	42,311

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	Anritsu Corp.	2,212,467	42,192
^	Park24 Co. Ltd.	1,769,234	41,783
	Mitsubishi Gas Chemical Co. Inc.	2,944,570	41,539
	Sankyu Inc.	813,347	41,352
	Hino Motors Ltd.	4,337,943	41,012
	Denka Co. Ltd.	1,419,244	40,958
	Calbee Inc.	1,222,135	40,851
	Relo Group Inc.	1,667,808	40,817
	Hitachi Metals Ltd.	3,236,113	40,614
	Kewpie Corp.	1,777,476	40,344
	Ibiden Co. Ltd.	1,737,555	40,121
	Nichirei Corp.	1,743,196	40,032
	Daicel Corp.	4,469,348	39,953
	Sumitomo Rubber Industries Ltd.	2,964,325	39,288
	Iida Group Holdings Co. Ltd.	2,345,971	39,077
	Toyo Seikan Group Holdings Ltd.	2,467,161	38,990
	Ezaki Glico Co. Ltd.	838,282	38,899
	DIC Corp.	1,341,020	38,414
	Yokohama Rubber Co. Ltd.	1,711,693	38,231
	Sanwa Holdings Corp.	3,254,023	38,058
	NOF Corp.	1,126,231	38,043
	Credit Saison Co. Ltd.	2,589,861	37,503
	Kamigumi Co. Ltd.	1,657,817	37,485
	Japan Airport Terminal Co. Ltd.	754,702	37,280
	Nifco Inc.	1,395,040	36,823
	TechnoPro Holdings Inc.	598,606	36,818
	NET One Systems Co. Ltd.	1,347,844	36,339
	Nihon Kohden Corp.	1,212,452	36,274
	Sawai Pharmaceutical Co. Ltd.	638,209	36,012
	Sundrug Co. Ltd.	1,077,765	35,664
	SCSK Corp.	689,969	35,122
	Ube Industries Ltd.	1,635,487	35,018
	Tokyo Century Corp.	757,477	34,977
	Yamazaki Baking Co. Ltd.	2,038,671	34,757
	Nihon Unisys Ltd.	1,045,070	34,497
	Zenkoku Hosho Co. Ltd.	823,786	34,392
	Capcom Co. Ltd.	1,455,160	34,347
	Ulvac Inc.	782,458	34,232
	K’s Holdings Corp.	2,960,327	33,823
	Sotetsu Holdings Inc.	1,272,261	33,804
	Mabuchi Motor Co. Ltd.	831,542	33,692
	Nippon Kayaku Co. Ltd.	2,768,211	33,643
	Kinden Corp.	2,167,452	32,605
	Zensho Holdings Co. Ltd.	1,537,632	32,522
	Seino Holdings Co. Ltd.	2,522,469	32,434
	Hachijuni Bank Ltd.	7,535,074	32,413
	Sumitomo Forestry Co. Ltd.	2,231,157	32,384
	Kagome Co. Ltd.	1,280,607	32,278
	Nippon Shokubai Co. Ltd.	521,478	32,156
	Morinaga & Co. Ltd.	649,846	32,102
	Sugi Holdings Co. Ltd.	577,961	32,081
	Amano Corp.	1,084,715	32,071
	Daiichikosho Co. Ltd.	659,294	31,341
	Fancl Corp.	1,106,763	31,276
^	Tokai Carbon Co. Ltd.	3,096,910	31,275
	Seven Bank Ltd.	10,751,988	31,172
	Aeon Mall Co. Ltd.	1,946,020	31,134
*	LINE Corp.	843,718	31,038
	Kaneka Corp.	918,645	30,580
	Benesse Holdings Inc.	1,137,718	30,456
	DeNA Co. Ltd.	1,784,924	30,425
	Shimamura Co. Ltd.	354,010	29,986
	Sankyo Co. Ltd.	840,721	29,423
	Tsumura & Co.	1,068,040	29,413

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

		Market
		Value
	Shares	($000)
Nippon Electric Glass Co. Ltd.	1,305,159	29,401
ABC-Mart Inc.	427,583	29,317
SHO-BOND Holdings Co. Ltd.	751,597	29,170
Cosmos Pharmaceutical Corp.	140,776	29,072
Tokuyama Corp.	1,087,939	29,063
NOK Corp.	1,839,184	28,807
Sharp Corp.	2,506,321	28,750
OKUMA Corp.	479,533	28,652
Nishi-Nippon Railroad Co. Ltd.	1,233,363	28,617
AEON Financial Service Co. Ltd.	1,861,403	28,369
Takara Holdings Inc.	2,837,438	28,166
Penta-Ocean Construction Co. Ltd.	4,585,230	28,128
Maruichi Steel Tube Ltd.	1,028,687	28,092
Toyoda Gosei Co. Ltd.	1,196,202	27,985
Sushiro Global Holdings Ltd.	403,828	27,764
Takashimaya Co. Ltd.	2,386,806	27,706
OSG Corp.	1,293,337	27,664
Furukawa Electric Co. Ltd.	989,013	27,644
Chugoku Bank Ltd.	2,824,211	27,598
Mitsubishi Logistics Corp.	1,083,963	27,516
Ushio Inc.	1,840,514	27,506
Aica Kogyo Co. Ltd.	861,021	27,344
Pola Orbis Holdings Inc.	1,203,491	27,158
Bic Camera Inc.	2,484,382	27,125
Yamaguchi Financial Group Inc.	3,861,792	27,096
TS Tech Co. Ltd.	844,560	27,049
Kaken Pharmaceutical Co. Ltd.	550,913	27,011
Nagase & Co. Ltd.	1,778,389	26,891
Ship Healthcare Holdings Inc.	630,114	26,857
Nippon Paper Industries Co. Ltd.	1,552,664	26,764
Zeon Corp.	2,346,069	26,726
Mani Inc.	1,011,858	26,714
Sapporo Holdings Ltd.	1,047,858	26,352
Dowa Holdings Co. Ltd.	757,111	26,139
DMG Mori Co. Ltd.	1,612,689	26,110
Glory Ltd.	882,429	25,981
Kyushu Financial Group Inc.	6,377,230	25,741
Ain Holdings Inc.	449,223	25,704
Shikoku Electric Power Co. Inc.	2,588,031	25,656
Daido Steel Co. Ltd.	587,706	25,646
Kobe Steel Ltd.	4,758,909	25,586
Infomart Corp.	1,693,011	25,489
Acom Co. Ltd.	6,335,627	25,454
Morinaga Milk Industry Co. Ltd.	650,956	25,308
PALTAC Corp.	523,790	25,260
Sumitomo Osaka Cement Co. Ltd.	577,544	25,211
Hazama Ando Corp.	3,244,809	25,141
Hiroshima Bank Ltd.	4,909,175	25,024
Rengo Co. Ltd.	3,411,557	24,737
Open House Co. Ltd.	967,876	24,734
Nippon Suisan Kaisha Ltd.	4,315,901	24,717
Wacoal Holdings Corp.	939,646	24,705
Tokyo Ohka Kogyo Co. Ltd.	619,998	24,554
Yoshinoya Holdings Co. Ltd.	1,049,024	24,393
Iyo Bank Ltd.	4,591,054	24,258
Izumi Co. Ltd.	644,108	24,230
Mitsui Mining & Smelting Co. Ltd.	864,600	24,164
Shochiku Co. Ltd.	162,340	23,820
Toda Corp.	3,806,379	23,777
FP Corp.	382,421	23,744
Iwatani Corp.	682,332	23,661
Citizen Watch Co. Ltd.	4,432,571	23,566
Topcon Corp.	1,708,574	23,559
GS Yuasa Corp.	1,289,386	23,506

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Gunma Bank Ltd.	6,979,191	23,486
	ADEKA Corp.	1,621,962	23,212
	Toagosei Co. Ltd.	2,062,818	22,864
	Justsystems Corp.	555,639	22,846
	Toyo Tire Corp.	1,635,617	22,814
	Nipro Corp.	1,928,359	22,611
	Cosmo Energy Holdings Co. Ltd.	1,053,660	22,532
	Pilot Corp.	554,580	22,492
	Meitec Corp.	427,126	22,266
	Fuji Oil Holdings Inc.	739,155	22,230
	Ariake Japan Co. Ltd.	286,292	22,224
	Koei Tecmo Holdings Co. Ltd.	948,047	21,876
^	Unizo Holdings Co. Ltd.	473,268	21,828
	Sumitomo Bakelite Co. Ltd.	525,472	21,789
	Fuji Corp.	1,311,617	21,780
	Japan Steel Works Ltd.	1,033,287	21,774
	NHK Spring Co. Ltd.	2,650,938	21,656
	en-japan Inc.	510,767	21,619
	Maeda Road Construction Co. Ltd.	997,261	21,454
	Kyudenko Corp.	655,933	21,434
	NTN Corp.	6,851,696	21,244
	Toho Holdings Co. Ltd.	835,965	21,202
	Nikkon Holdings Co. Ltd.	870,111	21,151
	Fujikura Ltd.	4,536,323	21,049
	Hokuhoku Financial Group Inc.	2,133,227	20,867
	Kotobuki Spirits Co. Ltd.	302,583	20,822
	Fuyo General Lease Co. Ltd.	313,670	20,445
*	Hokuriku Electric Power Co.	2,865,629	20,424
	Kokuyo Co. Ltd.	1,388,188	20,371
	Tokyo Seimitsu Co. Ltd.	631,187	20,273
	Benefit One Inc.	1,000,948	20,262
^	Hitachi Transport System Ltd.	709,509	20,195
	Miraca Holdings Inc.	846,224	19,973
	Maeda Corp.	2,145,325	19,910
	SMS Co. Ltd.	807,534	19,798
^	Sanrio Co. Ltd.	984,136	19,731
	Inaba Denki Sangyo Co. Ltd.	427,360	19,632
	Shiga Bank Ltd.	813,562	19,606
	Takasago Thermal Engineering Co. Ltd.	1,079,439	19,528
*,^	Kawasaki Kisen Kaisha Ltd.	1,308,139	19,465
	Toyobo Co. Ltd.	1,435,690	19,406
	Kusuri no Aoki Holdings Co. Ltd.	260,190	19,404
	Jafco Co. Ltd.	515,838	19,376
	Kureha Corp.	301,093	19,244
	Nichias Corp.	911,489	19,229
	Kenedix Inc.	3,522,696	19,175
	Fukuyama Transporting Co. Ltd.	528,147	18,944
	Nippon Light Metal Holdings Co. Ltd.	9,715,707	18,897
	Duskin Co. Ltd.	709,967	18,865
	TOKAI Holdings Corp.	1,921,929	18,849
^	Mirait Holdings Corp.	1,172,582	18,828
	Nisshinbo Holdings Inc.	2,261,364	18,828
	Shimachu Co. Ltd.	693,328	18,807
	Kansai Mirai Financial Group Inc.	2,879,218	18,732
	Nishi-Nippon Financial Holdings Inc.	2,525,775	18,717
	Tsubakimoto Chain Co.	546,013	18,655
	77 Bank Ltd.	1,175,790	18,524
	Daiseki Co. Ltd.	634,798	18,440
	Fujitec Co. Ltd.	1,263,468	18,380
	Nihon Parkerizing Co. Ltd.	1,567,499	18,379
	Heiwa Corp.	892,412	18,368
	Mizuho Leasing Co. Ltd.	649,060	18,281
	NSD Co. Ltd.	592,081	18,251
	Nishimatsu Construction Co. Ltd.	870,434	18,123

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Oki Electric Industry Co. Ltd.	1,348,371	18,096
	JCR Pharmaceuticals Co. Ltd.	233,458	17,990
	NS Solutions Corp.	523,136	17,786
	Nippo Corp.	864,336	17,760
	Mandom Corp.	639,329	17,717
	Kumagai Gumi Co. Ltd.	574,356	17,707
	Lintec Corp.	842,533	17,696
^	Colowide Co. Ltd.	912,235	17,689
	Resorttrust Inc.	1,108,200	17,685
	Sangetsu Corp.	927,457	17,535
	Katitas Co. Ltd.	405,816	17,511
	Hanwa Co. Ltd.	599,696	17,471
	Kyoritsu Maintenance Co. Ltd.	393,916	17,425
	Daishi Hokuetsu Financial Group Inc.	687,250	17,416
	Nippon Gas Co. Ltd.	614,606	17,397
	Sakata Seed Corp.	522,868	17,321
	Fuji Seal International Inc.	695,695	17,281
	Outsourcing Inc.	1,603,804	17,263
	Digital Garage Inc.	527,205	17,258
	Kandenko Co. Ltd.	1,822,350	17,231
	Mochida Pharmaceutical Co. Ltd.	431,706	17,228
	Milbon Co. Ltd.	313,948	17,195
	Tadano Ltd.	1,889,070	17,123
	Showa Corp.	819,207	17,117
	Okumura Corp.	602,998	17,080
	GMO internet Inc.	1,012,389	17,013
	Megmilk Snow Brand Co. Ltd.	705,730	16,974
	Keihin Corp.	707,748	16,825
	Autobacs Seven Co. Ltd.	1,018,815	16,819
	Fujitsu General Ltd.	924,682	16,691
	Makino Milling Machine Co. Ltd.	335,637	16,688
	As One Corp.	197,512	16,516
	Kanematsu Corp.	1,348,011	16,423
	Japan Lifeline Co. Ltd.	1,061,935	16,370
	Jeol Ltd.	614,213	16,278
	cocokara fine Inc.	293,915	16,206
^	Daio Paper Corp.	1,215,291	16,200
	H2O Retailing Corp.	1,427,107	16,186
	Tokai Rika Co. Ltd.	834,121	16,099
	Yaoko Co. Ltd.	345,076	16,095
	Iriso Electronics Co. Ltd.	323,776	16,008
	Trusco Nakayama Corp.	656,790	15,880
	Systena Corp.	1,103,696	15,859
	Tomy Co. Ltd.	1,457,008	15,800
	Canon Marketing Japan Inc.	746,258	15,789
	Kiyo Bank Ltd.	1,019,343	15,728
	Central Glass Co. Ltd.	649,795	15,662
^	DCM Holdings Co. Ltd.	1,575,339	15,595
	Toei Co. Ltd.	112,526	15,582
	Hitachi Capital Corp.	694,427	15,561
	Nomura Co. Ltd.	1,258,353	15,530
	Ogaki Kyoritsu Bank Ltd.	641,200	15,466
	Hokkaido Electric Power Co. Inc.	2,933,717	15,398
	JINS Holdings Inc.	245,943	15,366
	Maruha Nichiro Corp.	590,512	15,337
	Takara Bio Inc.	751,919	15,334
	Toyo Ink SC Holdings Co. Ltd.	623,885	15,205
	Yamato Kogyo Co. Ltd.	585,324	15,184
	EDION Corp.	1,526,226	15,168
	Toyota Boshoku Corp.	1,013,479	14,891
^	Fuji Kyuko Co. Ltd.	372,574	14,885
	San-In Godo Bank Ltd.	2,529,251	14,836
^	Kumiai Chemical Industry Co. Ltd.	1,595,088	14,751
	Taikisha Ltd.	455,070	14,721

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Fuji Soft Inc.	337,662	14,709
	Nachi-Fujikoshi Corp.	302,349	14,469
	Awa Bank Ltd.	607,171	14,460
	Takuma Co. Ltd.	1,214,439	14,452
	Japan Elevator Service Holdings Co. Ltd.	528,870	14,305
	Sumitomo Mitsui Construction Co. Ltd.	2,509,741	14,243
	Asahi Holdings Inc.	605,956	14,107
	Orient Corp.	9,644,717	14,090
	Toshiba TEC Corp.	390,448	14,082
	Matsui Securities Co. Ltd.	1,698,009	13,985
	Senko Group Holdings Co. Ltd.	1,734,100	13,948
	Nitto Boseki Co. Ltd.	457,114	13,935
	Nisshin Oillio Group Ltd.	396,954	13,900
	Itoham Yonekyu Holdings Inc.	2,154,288	13,886
	Noevir Holdings Co. Ltd.	256,206	13,830
	DTS Corp.	649,645	13,758
	San-A Co. Ltd.	289,998	13,732
	KH Neochem Co. Ltd.	563,865	13,731
	Japan Aviation Electronics Industry Ltd.	734,218	13,678
	Aoyama Trading Co. Ltd.	775,710	13,648
	Heiwa Real Estate Co. Ltd.	562,204	13,560
	Menicon Co. Ltd.	381,865	13,512
	Totetsu Kogyo Co. Ltd.	432,563	13,486
	GungHo Online Entertainment Inc.	617,057	13,364
	United Arrows Ltd.	433,586	13,254
	Round One Corp.	1,027,057	13,243
	Elecom Co. Ltd.	339,950	13,201
^	HIS Co. Ltd.	507,984	13,183
	Okamura Corp.	1,314,505	13,183
	Nippon Flour Mills Co. Ltd.	818,607	13,146
	Ichigo Inc.	3,285,271	13,085
	Nissin Kogyo Co. Ltd.	636,937	13,044
	Starts Corp. Inc.	504,759	13,018
	Nichiha Corp.	452,263	13,005
	Macnica Fuji Electronics Holdings Inc.	766,070	12,985
	Japan Material Co. Ltd.	927,017	12,976
	Kissei Pharmaceutical Co. Ltd.	501,979	12,932
	Daiwabo Holdings Co. Ltd.	294,068	12,850
	Japan Petroleum Exploration Co. Ltd.	502,556	12,849
	Paramount Bed Holdings Co. Ltd.	335,056	12,812
	Kanamoto Co. Ltd.	478,166	12,783
	Nanto Bank Ltd.	502,379	12,739
	Tokyo Dome Corp.	1,443,411	12,730
	Tokyo Steel Manufacturing Co. Ltd.	1,574,914	12,679
	Create Restaurants Holdings Inc.	738,083	12,674
^	Atom Corp.	1,371,903	12,660
*,^	Suruga Bank Ltd.	2,891,892	12,569
	Ichibanya Co. Ltd.	267,215	12,493
	CKD Corp.	882,807	12,394
	Meidensha Corp.	645,636	12,387
	Joyful Honda Co. Ltd.	970,028	12,327
^	Aruhi Corp.	548,018	12,321
	Nippon Soda Co. Ltd.	460,898	12,276
	Topre Corp.	706,203	12,255
*	Mitsui E&S Holdings Co. Ltd.	1,204,799	12,195
	ZERIA Pharmaceutical Co. Ltd.	641,768	12,095
	Exedy Corp.	510,458	12,024
	Juroku Bank Ltd.	524,661	12,007
	Funai Soken Holdings Inc.	497,892	11,996
	Sumitomo Warehouse Co. Ltd.	879,175	11,915
	Takara Standard Co. Ltd.	679,257	11,913
	Shinmaywa Industries Ltd.	966,814	11,910
	Anicom Holdings Inc.	322,966	11,873
	Hogy Medical Co. Ltd.	353,563	11,798

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Raito Kogyo Co. Ltd.	738,525	11,737
	NEC Networks & System Integration Corp.	371,564	11,728
	Prima Meat Packers Ltd.	474,487	11,725
	FCC Co. Ltd.	566,251	11,716
	Shima Seiki Manufacturing Ltd.	489,190	11,696
	Toshiba Plant Systems & Services Corp.	592,820	11,583
	Eizo Corp.	311,068	11,569
	Prestige International Inc.	1,388,870	11,495
	Okinawa Electric Power Co. Inc.	690,102	11,435
	Earth Corp.	216,129	11,408
	Tsubaki Nakashima Co. Ltd.	669,453	11,396
	Gunze Ltd.	261,474	11,377
	Hokuetsu Corp.	2,219,109	11,301
*	Aiful Corp.	4,847,761	11,287
	Royal Holdings Co. Ltd.	445,751	11,257
	Nippon Densetsu Kogyo Co. Ltd.	518,652	11,227
	Valor Holdings Co. Ltd.	655,840	11,190
	Max Co. Ltd.	606,860	11,134
	Arcs Co. Ltd.	554,611	11,129
	Towa Pharmaceutical Co. Ltd.	433,314	11,111
	Sato Holdings Corp.	377,127	11,101
	Nippon Signal Company Ltd.	962,865	11,096
	Shinko Electric Industries Co. Ltd.	1,130,008	11,028
	KYORIN Holdings Inc.	627,951	10,999
	Nippon Steel Trading Corp.	262,085	10,973
^	Zojirushi Corp.	713,287	10,946
	Nippon Seiki Co. Ltd.	707,321	10,936
	KOMEDA Holdings Co. Ltd.	557,541	10,837
	Seiko Holdings Corp.	440,865	10,826
	Adastria Co. Ltd.	439,056	10,799
	Keiyo Bank Ltd.	1,714,186	10,750
	BayCurrent Consulting Inc.	213,107	10,744
^	Koshidaka Holdings Co. Ltd.	739,688	10,741
	Nikkiso Co. Ltd.	983,444	10,625
	Internet Initiative Japan Inc.	447,827	10,619
	Onward Holdings Co. Ltd.	1,835,044	10,609
	Ohsho Food Service Corp.	174,994	10,574
	Bank of Okinawa Ltd.	308,901	10,548
	Financial Products Group Co. Ltd.	1,034,686	10,487
	Hokkoku Bank Ltd.	372,133	10,459
	NichiiGakkan Co. Ltd.	614,658	10,421
	Mitsubishi Pencil Co. Ltd.	659,713	10,417
^	Kobe Bussan Co. Ltd.	351,854	10,412
^	COLOPL Inc.	796,270	10,406
	Ai Holdings Corp.	571,783	10,363
	Fuji Media Holdings Inc.	763,482	10,317
*	KYB Corp.	321,174	10,257
	Hyakugo Bank Ltd.	3,165,337	10,189
	Unipres Corp.	620,160	10,143
	Showa Sangyo Co. Ltd.	349,136	10,140
^	MOS Food Services Inc.	399,825	10,113
	Kato Sangyo Co. Ltd.	318,218	10,101
	Pacific Industrial Co. Ltd.	737,875	10,069
	Transcosmos Inc.	400,205	10,068
	Taiyo Holdings Co. Ltd.	277,093	10,042
	Create SD Holdings Co. Ltd.	404,884	10,032
	North Pacific Bank Ltd.	4,659,069	10,018
	Musashi Seimitsu Industry Co. Ltd.	720,072	10,003
*,^	Leopalace21 Corp.	3,653,957	9,970
	Nichicon Corp.	1,012,262	9,961
	Daihen Corp.	316,958	9,933
	Aeon Delight Co. Ltd.	285,159	9,931
	Japan Wool Textile Co. Ltd.	1,000,973	9,840
	Kadokawa Corp.	683,406	9,769

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Morita Holdings Corp.	582,639	9,762
	Tokai Tokyo Financial Holdings Inc.	3,741,329	9,756
	BML Inc.	331,613	9,728
	Ryosan Co. Ltd.	374,226	9,716
	Komeri Co. Ltd.	453,230	9,713
	Hosiden Corp.	922,655	9,693
	Hirata Corp.	137,618	9,655
	Saizeriya Co. Ltd.	425,188	9,654
	Nippon Sheet Glass Co. Ltd.	1,537,812	9,635
	Noritake Co. Ltd.	209,706	9,634
	Heiwado Co. Ltd.	519,483	9,624
	Kohnan Shoji Co. Ltd.	413,262	9,597
	Kintetsu World Express Inc.	593,140	9,592
*,^	euglena Co. Ltd.	1,130,350	9,583
	Nichi-iko Pharmaceutical Co. Ltd.	817,652	9,580
	Zenrin Co. Ltd.	526,219	9,530
	Inabata & Co. Ltd.	721,531	9,446
	OBIC Business Consultants Co. Ltd.	235,608	9,439
	Tokyo Broadcasting System Holdings Inc.	591,390	9,430
	Maxell Holdings Ltd.	681,290	9,403
	Nojima Corp.	526,464	9,339
	Tokyu Construction Co. Ltd.	1,168,840	9,258
	Okasan Securities Group Inc.	2,608,866	9,212
	Idec Corp.	451,736	9,176
	ASKUL Corp.	333,731	9,167
	Dip Corp.	337,616	9,164
	TKC Corp.	216,063	9,102
	Yamazen Corp.	983,579	9,081
	Nitto Kogyo Corp.	430,332	9,041
	Chudenko Corp.	391,245	9,019
	Hitachi Zosen Corp.	2,666,998	9,012
	Jaccs Co. Ltd.	398,914	9,004
	Kitz Corp.	1,319,428	8,992
	Yokogawa Bridge Holdings Corp.	488,663	8,946
	Nissin Electric Co. Ltd.	764,161	8,946
	Modec Inc.	324,909	8,912
	Seiren Co. Ltd.	722,418	8,906
	Takeuchi Manufacturing Co. Ltd.	566,487	8,852
	Digital Arts Inc.	150,735	8,851
	Maruwa Co. Ltd.	135,595	8,836
	Kameda Seika Co. Ltd.	196,114	8,821
	JCU Corp.	359,354	8,806
	Shibuya Corp.	322,722	8,803
	Yokowo Co. Ltd.	305,538	8,803
^	SAMTY Co. Ltd.	465,860	8,777
	Sekisui Jushi Corp.	425,783	8,719
^	UACJ Corp.	475,802	8,716
	Okamoto Industries Inc.	224,502	8,670
	Relia Inc.	663,496	8,663
	San-Ai Oil Co. Ltd.	825,437	8,642
	Nagaileben Co. Ltd.	360,397	8,591
	Osaka Soda Co. Ltd.	301,506	8,535
	Nissan Shatai Co. Ltd.	926,026	8,534
^	United Super Markets Holdings Inc.	948,500	8,532
	Kisoji Co. Ltd.	328,087	8,520
	Musashino Bank Ltd.	488,305	8,513
	Doutor Nichires Holdings Co. Ltd.	424,781	8,506
	Tocalo Co. Ltd.	861,186	8,490
	Bell System24 Holdings Inc.	519,437	8,484
	Toshiba Machine Co. Ltd.	377,793	8,454
	Giken Ltd.	226,888	8,430
	Fujimi Inc.	323,072	8,421
	Wacom Co. Ltd.	2,259,256	8,409
	Pressance Corp.	513,886	8,398

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Siix Corp.	553,247	8,388
	Solasto Corp.	735,775	8,374
	Chugoku Marine Paints Ltd.	862,139	8,336
	Nippon Ceramic Co. Ltd.	320,105	8,317
	Sanyo Chemical Industries Ltd.	174,001	8,302
	Sanken Electric Co. Ltd.	351,834	8,259
	Sakai Moving Service Co. Ltd.	138,286	8,256
	Hamakyorex Co. Ltd.	241,914	8,254
	Nitta Corp.	282,214	8,231
	SKY Perfect JSAT Holdings Inc.	1,989,466	8,217
	Sanki Engineering Co. Ltd.	673,788	8,207
	Daibiru Corp.	735,981	8,172
	Optex Group Co. Ltd.	531,818	8,148
	Hiday Hidaka Corp.	416,280	8,140
	Star Micronics Co. Ltd.	528,802	8,113
	T-Gaia Corp.	336,633	8,096
	Eiken Chemical Co. Ltd.	500,880	8,083
	V Technology Co. Ltd.	135,846	8,082
^	Toridoll Holdings Corp.	353,590	8,075
	Strike Co. Ltd.	224,779	8,054
	Yondoshi Holdings Inc.	329,967	8,034
	Miroku Jyoho Service Co. Ltd.	304,607	8,029
	Axial Retailing Inc.	206,234	7,973
	S Foods Inc.	294,522	7,935
	Ringer Hut Co. Ltd.	353,512	7,929
	Senshu Ikeda Holdings Inc.	4,419,450	7,926
	Fujimori Kogyo Co. Ltd.	224,020	7,920
	Komori Corp.	741,506	7,896
	Fuso Chemical Co. Ltd.	305,775	7,892
	Descente Ltd.	611,433	7,837
	Tsukishima Kikai Co. Ltd.	508,742	7,836
	Ryobi Ltd.	419,728	7,812
	Mizuno Corp.	297,196	7,773
	Arata Corp.	206,442	7,739
	Konoike Transport Co. Ltd.	507,753	7,739
	Hyakujushi Bank Ltd.	371,759	7,726
	TPR Co. Ltd.	431,489	7,725
	Aida Engineering Ltd.	903,377	7,690
	Sakata INX Corp.	676,863	7,651
	Tokyotokeiba Co. Ltd.	241,722	7,633
	TOMONY Holdings Inc.	2,176,338	7,578
	Marudai Food Co. Ltd.	351,135	7,564
	Gree Inc.	1,590,548	7,552
	Yodogawa Steel Works Ltd.	398,561	7,526
	JVCKenwood Corp.	2,576,583	7,510
	Furukawa Co. Ltd.	523,602	7,501
	Bunka Shutter Co. Ltd.	852,283	7,398
	Yellow Hat Ltd.	453,337	7,381
	Token Corp.	114,707	7,356
	Saibu Gas Co. Ltd.	318,609	7,353
	Shoei Co. Ltd.	167,620	7,296
	Broadleaf Co. Ltd.	1,297,822	7,292
	Nishio Rent All Co. Ltd.	269,387	7,237
	Yuasa Trading Co. Ltd.	232,941	7,227
	Daiho Corp.	255,210	7,210
	METAWATER Co. Ltd.	183,677	7,198
	Bank of Nagoya Ltd.	243,389	7,186
	Maruwa Unyu Kikan Co. Ltd.	326,862	7,186
^	Monex Group Inc.	2,938,927	7,179
	Computer Engineering & Consulting Ltd.	392,446	7,126
	Shizuoka Gas Co. Ltd.	824,051	7,124
	Piolax Inc.	359,010	7,021
	Keihanshin Building Co. Ltd.	558,889	6,990
	Nohmi Bosai Ltd.	335,479	6,984

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	TSI Holdings Co. Ltd.	1,324,021	6,915
	Aomori Bank Ltd.	257,768	6,894
	Ichikoh Industries Ltd.	866,059	6,888
	Tamura Corp.	1,202,684	6,888
	Obara Group Inc.	183,780	6,851
	Futaba Corp.	532,084	6,844
	Sanyo Denki Co. Ltd.	146,281	6,829
	Raiznext Corp.	670,922	6,816
	Life Corp.	296,814	6,813
*	M&A Capital Partners Co. Ltd.	102,094	6,805
	Restar Holdings Corp.	399,632	6,791
	Noritz Corp.	547,481	6,768
	Information Services International-Dentsu Ltd.	194,850	6,766
	Mitsui High-Tec Inc.	393,168	6,761
	Nissha Co. Ltd.	648,412	6,753
	FULLCAST Holdings Co. Ltd.	324,039	6,748
	Ricoh Leasing Co. Ltd.	200,001	6,740
	Dexerials Corp.	763,469	6,739
	Kanto Denka Kogyo Co. Ltd.	760,510	6,724
	World Co. Ltd.	291,946	6,722
	Futaba Industrial Co. Ltd.	950,065	6,717
	MCJ Co. Ltd.	1,016,780	6,710
	Infocom Corp.	320,538	6,687
	Monogatari Corp.	77,298	6,676
	Yokohama Reito Co. Ltd.	671,745	6,664
	Central Security Patrols Co. Ltd.	113,395	6,647
	eRex Co. Ltd.	488,474	6,647
	Kura Sushi Inc.	157,975	6,646
^	Nishimatsuya Chain Co. Ltd.	744,330	6,624
	Tsugami Corp.	714,737	6,603
*,^	Chiyoda Corp.	2,550,927	6,596
	Daikyonishikawa Corp.	854,915	6,568
	Comture Corp.	343,304	6,526
*	Vision Inc.	442,680	6,492
	Plenus Co. Ltd.	372,881	6,475
	Toppan Forms Co. Ltd.	639,671	6,394
	Japan Securities Finance Co. Ltd.	1,326,060	6,380
	Sintokogio Ltd.	660,558	6,372
	Wakita & Co. Ltd.	629,959	6,368
^	Nippon Carbon Co. Ltd.	164,987	6,330
	Argo Graphics Inc.	228,596	6,318
	LIFULL Co. Ltd.	1,035,114	6,291
	Kurabo Industries Ltd.	273,945	6,272
*,^	RENOVA Inc.	706,064	6,267
	Bank of the Ryukyus Ltd.	574,828	6,253
	T Hasegawa Co. Ltd.	334,495	6,234
	Nippon Television Holdings Inc.	475,047	6,213
	Belc Co. Ltd.	128,437	6,177
	Seikagaku Corp.	542,300	6,175
	Kyoei Steel Ltd.	338,849	6,171
	Avex Inc.	506,989	6,168
	Mitsui-Soko Holdings Co. Ltd.	379,718	6,157
^	DyDo Group Holdings Inc.	147,561	6,151
	Toho Bank Ltd.	2,504,991	6,132
	Megachips Corp.	323,407	6,122
	eGuarantee Inc.	434,546	6,092
	Oiles Corp.	399,847	6,080
	EPS Holdings Inc.	496,951	6,060
	Nippon Koei Co. Ltd.	195,381	6,044
^	Sourcenext Corp.	1,349,839	6,038
	Press Kogyo Co. Ltd.	1,419,811	6,022
^	Pacific Metals Co. Ltd.	249,657	5,969
	Ishihara Sangyo Kaisha Ltd.	575,857	5,945
*,^	Japan Display Inc.	10,129,036	5,918

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Oita Bank Ltd.	213,518	5,902
	Maeda Kosen Co. Ltd.	352,911	5,896
	Yamagata Bank Ltd.	417,273	5,888
	VT Holdings Co. Ltd.	1,316,642	5,884
	Japan Pulp & Paper Co. Ltd.	152,769	5,880
	Takara Leben Co. Ltd.	1,380,787	5,878
	Bank of Iwate Ltd.	223,805	5,833
	TOC Co. Ltd.	802,342	5,827
	Pack Corp.	165,069	5,817
	LIXIL VIVA Corp.	336,061	5,811
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	192,294	5,787
^	Shoei Foods Corp.	196,700	5,778
	Kyokuto Kaihatsu Kogyo Co. Ltd.	429,250	5,753
	Mitsuboshi Belting Ltd.	305,602	5,750
	Topy Industries Ltd.	280,840	5,741
	Tokai Corp.	245,476	5,713
	Teikoku Sen-I Co. Ltd.	310,179	5,707
	Organo Corp.	104,162	5,695
	Sodick Co. Ltd.	657,188	5,684
^	Rorze Corp.	167,172	5,677
	Riso Kagaku Corp.	344,448	5,659
	Mitsui Sugar Co. Ltd.	259,795	5,649
	Denki Kogyo Co. Ltd.	183,707	5,646
	Nextage Co. Ltd.	568,831	5,644
	Tsurumi Manufacturing Co. Ltd.	285,938	5,637
	Shikoku Chemicals Corp.	477,411	5,604
	Foster Electric Co. Ltd.	312,631	5,589
	Toyo Construction Co. Ltd.	1,188,647	5,585
^	Kitanotatsujin Corp.	978,807	5,572
	Koa Corp.	442,321	5,558
	Trancom Co. Ltd.	84,215	5,558
	Goldcrest Co. Ltd.	268,907	5,555
	Itochu Enex Co. Ltd.	663,738	5,546
	Tachi-S Co. Ltd.	416,527	5,532
*,^	S-Pool Inc.	919,905	5,531
	Taihei Dengyo Kaisha Ltd.	233,936	5,520
	ESPEC Corp.	305,624	5,518
	Sun Frontier Fudousan Co. Ltd.	453,135	5,513
	TV Asahi Holdings Corp.	352,734	5,509
	Sakai Chemical Industry Co. Ltd.	219,680	5,481
	Riso Kyoiku Co. Ltd.	1,427,210	5,479
	Takasago International Corp.	217,969	5,470
*,^	Istyle Inc.	789,380	5,420
	Kanematsu Electronics Ltd.	173,926	5,417
	Tanseisha Co. Ltd.	514,809	5,412
	Tosei Corp.	426,278	5,377
	AOKI Holdings Inc.	527,413	5,366
	Fujicco Co. Ltd.	294,397	5,362
	Toyo Tanso Co. Ltd.	226,736	5,357
^	Enplas Corp.	166,810	5,352
	Canon Electronics Inc.	285,306	5,341
	Torii Pharmaceutical Co. Ltd.	199,982	5,337
	Tamron Co. Ltd.	243,595	5,319
	Maruzen Showa Unyu Co. Ltd.	189,201	5,318
	Hokuto Corp.	294,786	5,304
	Asahi Diamond Industrial Co. Ltd.	849,265	5,283
	Aichi Steel Corp.	161,729	5,264
	Geo Holdings Corp.	421,315	5,250
	Bando Chemical Industries Ltd.	617,990	5,245
	Miyazaki Bank Ltd.	204,541	5,234
	YAMABIKO Corp.	460,404	5,227
	Macromill Inc.	586,174	5,221
	PAL GROUP Holdings Co. Ltd.	165,072	5,219
	G-Tekt Corp.	301,048	5,190

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Fixstars Corp.	345,655	5,180
	Chiyoda Co. Ltd.	348,625	5,166
	Ryoyo Electro Corp.	289,719	5,142
	ZIGExN Co. Ltd.	957,702	5,135
	Fukushima Industries Corp.	163,604	5,133
	Qol Holdings Co. Ltd.	366,273	5,128
	Mitsubishi Shokuhin Co. Ltd.	202,236	5,128
	Tokyo Kiraboshi Financial Group Inc.	363,618	5,121
	Mitsubishi Logisnext Co. Ltd.	474,804	5,109
	San ju San Financial Group Inc.	328,939	5,097
	Doshisha Co. Ltd.	321,507	5,095
	Joshin Denki Co. Ltd.	253,871	5,090
	Shin-Etsu Polymer Co. Ltd.	593,072	5,082
	Takamatsu Construction Group Co. Ltd.	211,125	5,080
	EM Systems Co. Ltd.	268,100	5,075
	OSAKA Titanium Technologies Co. Ltd.	324,137	5,074
	Valqua Ltd.	227,359	5,066
	Sinfonia Technology Co. Ltd.	412,171	5,063
	Meisei Industrial Co. Ltd.	635,750	5,052
	Chofu Seisakusho Co. Ltd.	217,908	5,044
*,^	RPA Holdings Inc.	426,103	5,043
	Fuji Co. Ltd.	279,589	5,031
	Kaga Electronics Co. Ltd.	259,123	5,023
	Konishi Co. Ltd.	352,041	4,969
^	Sanoh Industrial Co. Ltd.	396,786	4,964
	Belluna Co. Ltd.	758,909	4,961
	Sanshin Electronics Co. Ltd.	347,481	4,958
	Tosho Co. Ltd.	241,720	4,937
	Optorun Co. Ltd.	163,648	4,936
	Tekken Corp.	183,003	4,906
	Shikoku Bank Ltd.	512,463	4,885
^	Noritsu Koki Co. Ltd.	338,227	4,881
	Tayca Corp.	247,018	4,873
	Riken Keiki Co. Ltd.	247,656	4,864
	Rheon Automatic Machinery Co. Ltd.	319,710	4,861
^	Micronics Japan Co. Ltd.	519,205	4,857
^	Yamashin-Filter Corp.	590,221	4,856
*,^	ARTERIA Networks Corp.	347,279	4,842
	Okabe Co. Ltd.	571,340	4,837
	Hibiya Engineering Ltd.	267,334	4,826
	Future Corp.	293,615	4,793
	Nippon Thompson Co. Ltd.	1,071,678	4,786
	JAC Recruitment Co. Ltd.	252,183	4,756
	Uchida Yoko Co. Ltd.	120,954	4,753
	SBS Holdings Inc.	288,578	4,743
	Riken Corp.	127,807	4,742
	Sinko Industries Ltd.	279,331	4,731
^	Akatsuki Inc.	84,771	4,724
	Sanyo Special Steel Co. Ltd.	372,787	4,721
^	Nippon Yakin Kogyo Co. Ltd.	214,074	4,699
	Starzen Co. Ltd.	111,346	4,693
^	RS Technologies Co. Ltd.	114,770	4,683
^	Inageya Co. Ltd.	347,874	4,664
	KAWADA TECHNOLOGIES Inc.	70,326	4,635
	Mimasu Semiconductor Industry Co. Ltd.	236,353	4,617
	Ehime Bank Ltd.	436,538	4,614
	CMK Corp.	760,079	4,605
	Key Coffee Inc.	213,583	4,603
	Toho Zinc Co. Ltd.	226,424	4,595
	Sumitomo Riko Co. Ltd.	526,284	4,579
	Nippon Kanzai Co. Ltd.	260,134	4,579
	Sogo Medical Holdings Co. Ltd.	263,105	4,556
	St. Marc Holdings Co. Ltd.	203,548	4,541
	Fujibo Holdings Inc.	144,050	4,525

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	J-Oil Mills Inc.	107,442	4,518
	Nissei ASB Machine Co. Ltd.	125,987	4,517
	IR Japan Holdings Ltd.	137,000	4,517
	Daito Pharmaceutical Co. Ltd.	149,126	4,491
^	J Trust Co. Ltd.	1,243,676	4,469
	Alpen Co. Ltd.	280,064	4,452
	Tokushu Tokai Paper Co. Ltd.	118,035	4,438
*,^	KLab Inc.	498,704	4,438
	Vital KSK Holdings Inc.	434,328	4,435
	Intage Holdings Inc.	497,447	4,431
	Daiwa Industries Ltd.	393,781	4,418
	Daido Metal Co. Ltd.	694,433	4,405
	Hioki EE Corp.	125,335	4,389
	Chubu Shiryo Co. Ltd.	375,998	4,388
	Akita Bank Ltd.	215,034	4,388
	Aichi Bank Ltd.	124,893	4,387
	Stella Chemifa Corp.	150,074	4,366
	Sankyo Tateyama Inc.	399,464	4,352
	Toho Titanium Co. Ltd.	526,224	4,333
	Insource Co. Ltd.	162,100	4,332
^	Hoosiers Holdings	693,249	4,322
	Neturen Co. Ltd.	488,800	4,304
	Cybozu Inc.	418,866	4,293
*	Poletowin Pitcrew Holdings Inc.	442,558	4,285
	Matsuya Co. Ltd.	553,268	4,280
	Anest Iwata Corp.	449,589	4,274
	Shindengen Electric Manufacturing Co. Ltd.	125,592	4,268
	Gakken Holdings Co. Ltd.	77,830	4,268
	Kenko Mayonnaise Co. Ltd.	180,646	4,264
	Marusan Securities Co. Ltd.	877,857	4,233
	Zuken Inc.	199,440	4,225
	Nippon Chemi-Con Corp.	253,177	4,185
	Juki Corp.	463,658	4,182
	Sumitomo Densetsu Co. Ltd.	199,959	4,176
	Arcland Sakamoto Co. Ltd.	353,583	4,171
^	Kamakura Shinsho Ltd.	302,838	4,164
	Yamanashi Chuo Bank Ltd.	415,512	4,147
	Pasona Group Inc.	288,592	4,120
	Kappa Create Co. Ltd.	319,051	4,119
	Nippon Road Co. Ltd.	66,938	4,090
	Okuwa Co. Ltd.	324,949	4,086
	YAKUODO Holdings Co. Ltd.	169,449	4,085
	Amuse Inc.	153,470	4,085
	Sanyo Electric Railway Co. Ltd.	202,538	4,062
^	ValueCommerce Co. Ltd.	263,800	4,059
	Matsuyafoods Holdings Co. Ltd.	107,867	4,055
	Eagle Industry Co. Ltd.	403,097	4,048
	Sumitomo Seika Chemicals Co. Ltd.	127,107	4,046
*,^	Optim Corp.	160,445	4,045
	Arcland Service Holdings Co. Ltd.	227,117	4,036
	Union Tool Co.	126,121	4,019
	OSJB Holdings Corp.	1,645,170	4,005
	Shinko Shoji Co. Ltd.	465,928	3,994
	Fukui Bank Ltd.	280,811	3,991
	Daiken Corp.	221,185	3,983
	Tachibana Eletech Co. Ltd.	237,965	3,983
	GLOBERIDE Inc.	155,523	3,969
	Alconix Corp.	313,382	3,960
	KFC Holdings Japan Ltd.	184,727	3,955
	Ines Corp.	350,650	3,945
	Towa Corp.	397,877	3,913
	LEC Inc.	387,214	3,898
	Dai-Dan Co. Ltd.	168,231	3,897
	OPT Holding Inc.	251,915	3,895

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cosel Co. Ltd.	351,891	3,862
*,^	Open Door Inc.	201,512	3,855
	Tonami Holdings Co. Ltd.	83,452	3,851
	Toa Corp.	285,997	3,848
	Furuno Electric Co. Ltd.	371,960	3,845
	Nichiden Corp.	203,824	3,844
	Riken Vitamin Co. Ltd.	107,668	3,840
	Arakawa Chemical Industries Ltd.	262,036	3,839
*	Elan Corp.	240,900	3,820
*,^	Gunosy Inc.	232,543	3,815
	Hosokawa Micron Corp.	104,793	3,810
	Iino Kaiun Kaisha Ltd.	1,133,917	3,808
	Osaki Electric Co. Ltd.	549,809	3,807
	Advan Co. Ltd.	337,210	3,802
	Sagami Holdings Corp.	296,707	3,791
*,^	BrainPad Inc.	72,100	3,786
	Yorozu Corp.	295,383	3,775
	Towa Bank Ltd.	442,129	3,754
^	Link And Motivation Inc.	699,721	3,750
	Cawachi Ltd.	183,451	3,742
	Mitsuuroko Group Holdings Co. Ltd.	346,443	3,731
*	ES-Con Japan Ltd.	458,062	3,726
	WATAMI Co. Ltd.	284,558	3,711
	Dai Nippon Toryo Co. Ltd.	365,933	3,707
	Xebio Holdings Co. Ltd.	328,037	3,676
*,^	Vector Inc.	389,232	3,660
	Katakura Industries Co. Ltd.	283,884	3,659
	Mitsuba Corp.	577,430	3,644
	Sumida Corp.	324,712	3,628
	Daiichi Jitsugyo Co. Ltd.	112,404	3,628
	Mie Kotsu Group Holdings Inc.	653,299	3,622
	Toa Corp.	313,410	3,601
	Tenma Corp.	196,911	3,599
	Trust Tech Inc.	283,880	3,598
	Fujiya Co. Ltd.	185,159	3,591
	Melco Holdings Inc.	133,489	3,589
	IDOM Inc.	843,424	3,566
	Nisso Corp.	294,798	3,552
	Krosaki Harima Corp.	66,053	3,539
	Gurunavi Inc.	402,469	3,537
	PIA Corp.	82,372	3,535
	Kamei Corp.	308,450	3,522
	Nippon Parking Development Co. Ltd.	2,306,092	3,503
	Aisan Industry Co. Ltd.	422,174	3,490
*	Fujio Food System Co. Ltd.	121,300	3,472
	BRONCO BILLY Co. Ltd.	138,594	3,466
	Nitto Kohki Co. Ltd.	159,616	3,443
	Nihon Chouzai Co. Ltd.	93,927	3,420
^	Rock Field Co. Ltd.	250,205	3,406
	Achilles Corp.	208,580	3,389
	Yonex Co. Ltd.	625,142	3,356
	Riken Technos Corp.	707,439	3,349
	CONEXIO Corp.	240,805	3,330
	Ichiyoshi Securities Co. Ltd.	514,530	3,321
	Denyo Co. Ltd.	187,744	3,294
	ASKA Pharmaceutical Co. Ltd.	279,087	3,284
	Nihon Nohyaku Co. Ltd.	624,018	3,279
	Misawa Homes Co. Ltd.	304,955	3,271
	Nittetsu Mining Co. Ltd.	77,876	3,267
	Kyokuyo Co. Ltd.	121,905	3,264
	Komtasu Matere Co. Ltd.	419,725	3,258
	Kyosan Electric Manufacturing Co. Ltd.	688,289	3,229
	Chiyoda Integre Co. Ltd.	142,891	3,203
	Kato Works Co. Ltd.	168,592	3,189

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	NS United Kaiun Kaisha Ltd.	140,452	3,181
	Kasai Kogyo Co. Ltd.	392,286	3,175
	Hodogaya Chemical Co. Ltd.	84,223	3,172
	Nichiban Co. Ltd.	186,269	3,169
^	Genky DrugStores Co. Ltd.	141,363	3,164
	Iseki & Co. Ltd.	207,420	3,155
^	Pepper Food Service Co. Ltd.	207,698	3,153
	Nippon Denko Co. Ltd.	1,802,909	3,125
	CI Takiron Corp.	517,255	3,116
	Mitsubishi Research Institute Inc.	87,913	3,113
	Icom Inc.	137,187	3,105
	Warabeya Nichiyo Holdings Co. Ltd.	176,364	3,105
	Godo Steel Ltd.	143,551	3,102
	Yurtec Corp.	500,618	3,095
	Michinoku Bank Ltd.	193,349	3,083
	Japan Transcity Corp.	598,244	3,071
^	Shinwa Co. Ltd.	135,467	3,071
	JSP Corp.	165,467	3,067
	Tsukui Corp.	741,360	3,055
	Moriroku Holdings Co. Ltd.	134,600	3,042
	Kintetsu Department Store Co. Ltd.	94,956	3,027
	Tatsuta Electric Wire and Cable Co. Ltd.	551,918	3,027
	Honeys Holdings Co. Ltd.	239,827	3,019
	Feed One Co. Ltd.	1,921,852	3,009
	Oyo Corp.	262,567	3,008
	Koatsu Gas Kogyo Co. Ltd.	379,296	3,002
	Hochiki Corp.	214,891	3,001
	Toyo Corp.	290,151	2,989
^	YA-MAN Ltd.	460,391	2,978
	Marvelous Inc.	420,282	2,966
^	Dai-ichi Seiko Co. Ltd.	119,166	2,956
	F@N Communications Inc.	611,474	2,952
	Aiphone Co. Ltd.	170,492	2,943
	Shinnihon Corp.	373,102	2,931
	Itochu-Shokuhin Co. Ltd.	60,699	2,930
	Parco Co. Ltd.	242,419	2,921
	Nagatanien Holdings Co. Ltd.	145,466	2,891
	Aeon Fantasy Co. Ltd.	105,724	2,879
^	Ministop Co. Ltd.	213,432	2,871
	Nihon Trim Co. Ltd.	60,598	2,869
	Itoki Corp.	621,625	2,847
	Evolable Asia Corp.	154,074	2,839
	Fukui Computer Holdings Inc.	106,066	2,835
	WDB Holdings Co. Ltd.	111,089	2,824
	Roland DG Corp.	142,895	2,808
	Fudo Tetra Corp.	196,964	2,759
	Nippon Beet Sugar Manufacturing Co. Ltd.	140,228	2,749
*,^	Medical Data Vision Co. Ltd.	261,874	2,733
	CTS Co. Ltd.	373,184	2,706
	Kourakuen Holdings Corp.	144,793	2,700
	Chukyo Bank Ltd.	132,941	2,696
	Toenec Corp.	81,910	2,672
	Fukuda Corp.	61,829	2,670
	Hisaka Works Ltd.	307,831	2,657
	Studio Alice Co. Ltd.	148,173	2,653
*	Unitika Ltd.	852,780	2,651
	Chori Co. Ltd.	149,943	2,626
^	Taki Chemical Co. Ltd.	63,146	2,625
	GCA Corp.	328,099	2,624
	Teikoku Electric Manufacturing Co. Ltd.	223,851	2,612
	CMIC Holdings Co. Ltd.	155,380	2,603
^	W-Scope Corp.	419,006	2,568
	FIDEA Holdings Co. Ltd.	2,126,568	2,567
	Onoken Co. Ltd.	195,513	2,564

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Yomiuri Land Co. Ltd.	59,737	2,560
	Japan Best Rescue System Co. Ltd.	247,936	2,539
	Yushin Precision Equipment Co. Ltd.	271,460	2,534
	Kanaden Corp.	206,732	2,533
	Tochigi Bank Ltd.	1,201,972	2,524
*,^	Nippon Sharyo Ltd.	99,128	2,523
	Kyodo Printing Co. Ltd.	99,441	2,520
	Toyo Kanetsu KK	133,244	2,501
	SWCC Showa Holdings Co. Ltd.	287,346	2,494
	Kanagawa Chuo Kotsu Co. Ltd.	69,070	2,489
	Keiyo Co. Ltd.	507,120	2,475
	K&O Energy Group Inc.	163,809	2,466
	World Holdings Co. Ltd.	147,153	2,465
	Ryoden Corp.	162,826	2,465
	Meiko Network Japan Co. Ltd.	276,767	2,459
	SB Technology Corp.	127,900	2,453
	Fuji Pharma Co. Ltd.	184,963	2,442
	Happinet Corp.	192,256	2,426
	Nihon Tokushu Toryo Co. Ltd.	221,017	2,417
	Sekisui Plastics Co. Ltd.	326,560	2,407
	Nissin Corp.	151,049	2,391
	Sparx Group Co. Ltd.	969,900	2,386
*,^	Akebono Brake Industry Co. Ltd.	1,243,324	2,373
	ASAHI YUKIZAI Corp.	168,079	2,371
	Torishima Pump Manufacturing Co. Ltd.	249,034	2,371
	Japan Cash Machine Co. Ltd.	265,007	2,369
	Shibusawa Warehouse Co. Ltd.	121,888	2,368
	Alpha Systems Inc.	90,849	2,350
	Mars Group Holdings Corp.	126,872	2,347
	Maezawa Kasei Industries Co. Ltd.	211,667	2,318
^	Fujita Kanko Inc.	86,522	2,311
	ST Corp.	151,184	2,298
*,^	Change Inc.	117,946	2,290
*	Sanden Holdings Corp.	351,014	2,286
	Halows Co. Ltd.	92,031	2,256
	Aichi Corp.	352,677	2,253
	Shimizu Bank Ltd.	124,772	2,252
	Bank of Saga Ltd.	151,498	2,252
	Kyokuto Securities Co. Ltd.	298,613	2,230
	Mitsui Matsushima Holdings Co. Ltd.	186,734	2,227
	France Bed Holdings Co. Ltd.	237,827	2,226
	Kurimoto Ltd.	136,087	2,212
	Tokyo Energy & Systems Inc.	236,862	2,209
	Rokko Butter Co. Ltd.	131,550	2,207
	Corona Corp. Class A	205,621	2,204
^	Tokyo Individualized Educational Institute Inc.	301,192	2,197
*	Japan Meat Co. Ltd.	107,300	2,195
*,^	COOKPAD Inc.	726,794	2,188
	Central Sports Co. Ltd.	71,615	2,164
	SMK Corp.	74,776	2,157
	Namura Shipbuilding Co. Ltd.	769,303	2,148
	Matsuda Sangyo Co. Ltd.	142,577	2,143
*,^	Toyo Engineering Corp.	336,319	2,142
	CAC Holdings Corp.	167,620	2,139
	Pronexus Inc.	182,037	2,136
	Yahagi Construction Co. Ltd.	300,851	2,135
	Wowow Inc.	88,708	2,134
*	KNT-CT Holdings Co. Ltd.	151,575	2,133
	SRA Holdings	87,688	2,126
	Sankyo Seiko Co. Ltd.	405,575	2,115
	Jimoto Holdings Inc.	2,207,154	2,114
	JP-Holdings Inc.	794,849	2,108
	Hito Communications Holdings Inc.	136,888	2,100
	Space Value Holdings Co. Ltd.	435,708	2,087

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	JDC Corp.	359,400	2,084
	Hakuto Co. Ltd.	174,148	2,081
	MTI Ltd.	320,141	2,076
^	Daikokutenbussan Co. Ltd.	65,975	2,058
	Daisyo Corp.	139,564	2,056
	Weathernews Inc.	64,311	2,031
	Hokkaido Gas Co. Ltd.	134,361	2,018
	Kansai Super Market Ltd.	208,163	2,017
^	Ohara Inc.	146,575	2,015
	Chuetsu Pulp & Paper Co. Ltd.	131,026	2,011
	Jamco Corp.	147,759	2,009
	Tsukuba Bank Ltd.	1,003,375	1,999
	Hokkan Holdings Ltd.	123,517	1,992
	Asahi Co. Ltd.	178,620	1,981
	Kitagawa Corp.	101,592	1,960
	Osaka Steel Co. Ltd.	142,741	1,953
	Sinanen Holdings Co. Ltd.	106,780	1,947
	Taisei Lamick Co. Ltd.	71,125	1,936
^	Toa Oil Co. Ltd.	84,268	1,933
	Maezawa Kyuso Industries Co. Ltd.	96,944	1,920
	Nissin Sugar Co. Ltd.	103,009	1,903
	Sanyo Shokai Ltd.	142,536	1,895
^	CHIMNEY Co. Ltd.	84,529	1,889
	Tomoku Co. Ltd.	117,704	1,886
	PC Depot Corp.	420,515	1,868
*,^	Remixpoint Inc.	999,962	1,838
^	Tokyo Rope Manufacturing Co. Ltd.	172,923	1,832
	Okura Industrial Co. Ltd.	99,172	1,825
	Sanei Architecture Planning Co. Ltd.	126,502	1,808
^	Shin Nippon Biomedical Laboratories Ltd.	298,831	1,792
	Elematec Corp.	185,811	1,787
	Sac’s Bar Holdings Inc.	214,658	1,770
	Chiba Kogyo Bank Ltd.	605,436	1,769
	Seika Corp.	138,796	1,762
	T RAD Co. Ltd.	89,793	1,754
*,^	Tokyo Base Co. Ltd.	253,806	1,720
	Artnature Inc.	258,437	1,717
	Fuji Oil Co. Ltd.	715,197	1,695
	Tsutsumi Jewelry Co. Ltd.	92,571	1,682
	Toho Co. Ltd.	103,261	1,666
	Yushiro Chemical Industry Co. Ltd.	120,366	1,586
	Fuso Pharmaceutical Industries Ltd.	77,596	1,578
*,^	FDK Corp.	215,887	1,577
	Mitsubishi Paper Mills Ltd.	340,939	1,552
^	Tokyo Rakutenchi Co. Ltd.	28,776	1,551
	NEC Capital Solutions Ltd.	73,079	1,549
	Chuo Spring Co. Ltd.	57,028	1,542
	Kita-Nippon Bank Ltd.	86,793	1,531
	Wellnet Corp.	224,300	1,509
	Tv Tokyo Holdings Corp.	72,015	1,499
	Mitsubishi Steel Manufacturing Co. Ltd.	139,514	1,486
	Takaoka Toko Co. Ltd.	128,864	1,462
	Nippon Coke & Engineering Co. Ltd.	1,820,854	1,459
^	Linical Co. Ltd.	157,320	1,452
	Zuiko Corp.	46,215	1,428
	Ateam Inc.	144,104	1,407
	Kitano Construction Corp.	53,378	1,398
	Kojima Co. Ltd.	350,275	1,380
	Taiho Kogyo Co. Ltd.	169,769	1,358
	Toli Corp.	502,795	1,357
	Gun-Ei Chemical Industry Co. Ltd.	57,964	1,354
	Fujikura Kasei Co. Ltd.	253,903	1,322
	Tokyo Electron Device Ltd.	67,313	1,288
	Shin Nippon Air Technologies Co. Ltd.	64,591	1,283

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	Inaba Seisakusho Co. Ltd.	93,742	1,268
	Fujitsu Frontech Ltd.	141,187	1,250
	Cleanup Corp.	232,828	1,247
*,^	Funai Electric Co. Ltd.	221,600	1,222
*,^	Tateru Inc.	607,232	1,211
^	Takamiya Co. Ltd.	183,332	1,194
	Atsugi Co. Ltd.	154,197	1,169
	Nihon Yamamura Glass Co. Ltd.	97,693	1,168
	Shimojima Co. Ltd.	101,235	1,129
	Airport Facilities Co. Ltd.	207,259	1,065
	Daikoku Denki Co. Ltd.	73,852	1,046
^	Takihyo Co. Ltd.	58,777	1,033
	Gecoss Corp.	110,838	967
*,^	Laox Co. Ltd.	366,559	921
	Sumitomo Precision Products Co. Ltd.	26,951	882
*,^	Aplus Financial Co. Ltd.	1,048,555	875
	Nakayama Steel Works Ltd.	202,414	866
	Fields Corp.	166,891	836
^	Right On Co. Ltd.	121,995	642
	Paris Miki Holdings Inc.	238,497	631
	Retail Partners Co. Ltd.	61,937	510
	Toda Kogyo Corp.	18,000	373
	Rhythm Watch Co. Ltd.	13,975	131
	Showa Aircraft Industry Co. Ltd.	62	1
			67,891,687
Kuwait (0.2%)
	National Bank of Kuwait SAKP	98,497,399	305,413
	Kuwait Finance House KSCP	57,868,866	130,567
	Ahli United Bank BSC	75,639,273	66,870
	Mobile Telecommunications Co. KSC	34,538,715	64,367
	Agility Public Warehousing Co. KSC	14,688,499	36,311
	Gulf Bank KSCP	29,241,046	25,336
	Boubyan Bank KSCP	13,644,893	25,279
	Humansoft Holding Co. KSC	1,562,196	15,912
	Boubyan Petrochemicals Co. KSCP	6,148,866	14,991
*	Warba Bank KSCP	13,697,656	11,594
	National Industries Group Holding SAK	15,686,804	11,433
*	Burgan Bank SAK	10,377,122	10,601
	Kuwait International Bank KSCP	9,696,778	8,472
*	Kuwait Projects Co. Holding KSCP	6,981,439	5,043
	Alimtiaz Investment Group KSC	11,632,821	4,790
	Integrated Holding Co. KCSC	2,389,630	3,551
	Mezzan Holding Co. KSCC	1,897,729	3,371
			743,901
Luxembourg (0.0%)
	Tenaris SA ADR	182,443	3,704

Malaysia (0.6%)
	Public Bank Bhd. (Local)	50,010,045	242,717
	Tenaga Nasional Bhd.	62,813,829	208,024
	Malayan Banking Bhd.	97,026,213	199,528
	CIMB Group Holdings Bhd.	111,092,930	139,424
	Petronas Chemicals Group Bhd.	45,759,203	81,754
	Axiata Group Bhd.	71,697,335	73,695
	Sime Darby Plantation Bhd.	57,993,292	68,009
	DiGi.Com Bhd.	59,178,680	66,461
	IHH Healthcare Bhd.	48,331,677	65,871
	Dialog Group Bhd.	74,060,280	61,625
	Maxis Bhd.	44,626,161	57,462
	IOI Corp. Bhd.	50,304,138	52,503
	Genting Bhd.	37,204,820	51,682
	Petronas Gas Bhd.	12,678,493	50,502
	PPB Group Bhd.	10,990,745	47,547
	MISC Bhd.	23,391,759	46,592

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hong Leong Bank Bhd.	10,474,475	43,129
	Kuala Lumpur Kepong Bhd.	7,756,731	40,218
	RHB Bank Bhd Ordinary Shares	25,828,169	35,529
	Nestle Malaysia Bhd.	1,018,970	35,264
	Genting Malaysia Bhd.	45,492,519	34,892
	Press Metal Aluminium Holdings Bhd.	29,206,994	33,231
	Gamuda Bhd.	35,628,617	31,859
	Sime Darby Bhd.	58,061,774	31,482
	Hartalega Holdings Bhd.	23,863,038	30,020
	AMMB Holdings Bhd.	31,424,520	29,975
	Top Glove Corp. Bhd.	27,511,858	28,622
	Malaysia Airports Holdings Bhd.	14,430,962	27,313
	Petronas Dagangan Bhd.	4,734,640	26,681
	IJM Corp. Bhd.	50,777,521	26,107
	HAP Seng Consolidated Bhd.	8,929,481	21,325
	QL Resources Bhd.	11,872,443	20,646
	Westports Holdings Bhd.	17,350,541	17,750
	Telekom Malaysia Bhd.	18,836,277	16,927
	Inari Amertron Bhd.	35,464,717	16,671
	Hong Leong Financial Group Bhd.	3,722,732	15,515
	YTL Corp. Bhd.	71,847,497	14,940
	Carlsberg Brewery Malaysia Bhd.	2,132,881	14,157
	Fraser & Neave Holdings Bhd.	1,697,808	14,041
	Genting Plantations Bhd.	5,365,803	12,718
	Yinson Holdings Bhd.	7,677,813	12,681
	IGB REIT	27,509,833	12,571
	Bursa Malaysia Bhd.	8,324,608	12,044
	AirAsia Group Bhd.	26,288,654	12,002
	Sunway REIT	26,742,314	11,582
	Alliance Bank Malaysia Bhd.	16,815,853	11,573
	British American Tobacco Malaysia Bhd.	2,346,169	10,562
	Sunway Bhd.	25,191,740	10,240
	UMW Holdings Bhd.	9,634,236	10,208
	My EG Services Bhd.	37,357,321	10,171
	Kossan Rubber Industries	10,070,843	9,995
	Sime Darby Property Bhd.	55,208,524	9,573
	Sapura Energy Bhd.	147,822,568	9,360
	TIME dotCom Bhd.	4,211,528	9,189
	DRB-Hicom Bhd.	14,211,317	8,590
	Serba Dinamik Holdings Bhd.	8,574,760	8,550
*	FGV Holdings Bhd.	31,128,350	8,179
	Malakoff Corp. Bhd.	37,598,813	7,690
2	Astro Malaysia Holdings Bhd.	23,520,464	7,601
	IOI Properties Group Bhd.	29,973,995	7,450
	KPJ Healthcare Bhd.	33,142,067	7,293
	Berjaya Sports Toto Bhd.	11,424,506	7,241
*	Frontken Corp. Bhd.	15,304,300	6,972
	VS Industry Bhd.	20,719,898	6,927
	Malaysian Resources Corp. Bhd.	38,999,801	6,895
	Magnum Bhd.	10,095,690	6,760
	Scientex Bhd.	3,028,508	6,672
	KLCCP Stapled Group Bhd.	3,334,930	6,375
	Malaysia Building Society Bhd.	30,204,884	6,320
*	Bumi Armada Bhd.	54,863,505	5,894
	SP Setia Bhd Group	20,041,578	5,797
	Bermaz Auto Bhd.	10,488,901	5,719
*	Velesto Energy Bhd.	61,563,712	5,221
2	Lotte Chemical Titan Holding Bhd.	8,609,847	5,106
	Supermax Corp. Bhd.	13,595,089	4,774
	Pavilion REIT	11,381,425	4,712
	Cahya Mata Sarawak Bhd.	7,493,570	4,334
	Padini Holdings Bhd.	4,892,345	4,297
	AEON Credit Service M Bhd.	1,115,238	4,083
*	Malayan Cement Bhd.	5,300,107	4,054

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	WCT Holdings Bhd.	16,288,421	3,487
*	UEM Sunrise Bhd.	20,092,955	3,289
	Muhibbah Engineering M Bhd.	5,505,045	3,143
	Sunway Construction Group Bhd.	6,745,934	3,142
*	Berjaya Corp. Bhd.	51,156,355	2,935
	YTL Power International Bhd.	16,185,769	2,654
	Unisem M Bhd.	4,131,827	2,350
	Pos Malaysia Bhd.	5,817,990	2,139
*	AirAsia X Bhd.	23,707,796	962
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	4,140,150	698
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	12,999,819	467
	Eastern & Oriental Bhd.	1,573,100	244
*	Sunway Bhd. Warrants Exp. 12/31/2024	2,118,838	185
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	2,634,201	145
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	51
*	KNM Group Bhd. Warrants Exp. 04/21/2020	1,085,088	43
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	23
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,716,558	10
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	1,955,625	5
*	Mah Sing Group Warrants Exp. 01/15/2026	895,021	1
*,§	RHB Bank Bhd.	9,155,400	—
			2,473,638
Malta (0.0%)
*,§	BGP Holdings PLC	17,449,685	—

Mexico (0.7%)
	America Movil SAB de CV	441,295,873	349,614
	Fomento Economico Mexicano SAB de CV	33,792,406	299,866
	Wal-Mart de Mexico SAB de CV	82,940,474	248,910
	Grupo Financiero Banorte SAB de CV	45,293,955	247,231
	Grupo Mexico SAB de CV Class B	57,764,202	152,154
	Cemex SAB de CV	225,482,865	84,747
	Grupo Televisa SAB	34,888,618	77,045
	Grupo Elektra SAB DE CV	1,043,786	75,860
	Fibra Uno Administracion SA de CV	48,841,351	74,189
	Grupo Bimbo SAB de CV Class A	38,512,468	71,553
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,282,075	53,819
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,097,592	53,444
	Coca-Cola Femsa SAB de CV	8,384,166	46,073
	Grupo Financiero Inbursa SAB de CV	36,910,621	45,859
	Alfa SAB de CV Class A	49,405,476	42,840
	Elis SA (XPAR)	2,224,199	42,524
*	Infraestructura Energetica Nova SAB de CV	8,317,654	36,766
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,256,652	36,445
	Orbia Advance Corp. SAB de CV	16,745,129	36,134
	Arca Continental SAB de CV	6,295,329	35,171
	Gruma SAB de CV Class B	3,290,931	34,532
	Promotora y Operadora de Infraestructura SAB de CV	3,333,721	30,837
	Kimberly-Clark de Mexico SAB de CV Class A	13,538,569	27,300
	Grupo Carso SAB de CV	7,474,968	25,025
	Industrias Penoles SAB de CV	1,998,576	23,983
*	Alsea SAB de CV	8,403,350	22,419
	Regional SAB de CV	3,779,294	20,075
	Megacable Holdings SAB de CV	4,839,041	19,880
	PLA Administradora Industrial S de RL de CV	11,959,210	19,764
2	Banco del Bajio SA	11,378,507	18,331
	Gentera SAB de CV	18,304,896	18,137
^	Elis SA (XLON)	871,981	16,704
2	Macquarie Mexico Real Estate Management SA de CV	11,597,008	16,350
	El Puerto de Liverpool SAB de CV	3,103,887	15,816
	Corp Inmobiliaria Vesta SAB de CV	9,366,872	15,626
	Becle SAB de CV	8,947,013	15,460
	Bolsa Mexicana de Valores SAB de CV	6,971,267	15,286
	Grupo Cementos de Chihuahua SAB de CV	2,589,395	14,474

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Qualitas Controladora SAB de CV	3,082,297	13,293
*	Telesites SAB de CV	19,575,215	12,801
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,655,106	12,651
*	Genomma Lab Internacional SAB de CV Class B	11,981,251	12,650
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	9,342,542	12,545
	Industrias Bachoco SAB de CV Class B	2,570,408	11,542
	Prologis Property Mexico SA de CV	5,390,785	11,507
*	La Comer SAB de CV	7,869,856	10,735
	Grupo Lala SAB de CV	9,169,882	8,976
2	GMexico Transportes SAB de CV	6,437,175	8,597
	Cemex SAB de CV ADR	1,865,680	7,034
	Alpek SAB de CV	6,292,720	6,778
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,766	6,769
	Grupo Comercial Chedraui SA de CV	4,658,646	6,459
	Grupo Herdez SAB de CV	3,097,882	6,314
	Concentradora Fibra Danhos SA de CV	3,591,165	5,418
*	Hoteles City Express SAB de CV	5,589,556	4,847
	Credito Real SAB de CV SOFOM ER	3,866,513	4,744
2	Concentradora Fibra Hotelera Mexicana SA de CV	9,321,828	4,235
2	Nemak SAB de CV	9,171,726	4,076
*	Axtel SAB de CV	24,012,305	3,645
	Unifin Financiera SAB de CV	1,548,222	2,604
	Grupo Rotoplas SAB de CV	2,398,639	2,188
*	Grupo GICSA SAB de CV	8,330,498	2,165
	Promotora y Operadora de Infraestructura SAB de CV Class L	274,290	1,764
	Consorcio ARA SAB de CV	8,564,304	1,612
			2,666,192
Netherlands (2.3%)
	ASML Holding NV	6,433,957	1,686,452
	Unilever NV	23,343,555	1,379,776
	ING Groep NV	62,729,533	710,325
	Koninklijke Philips NV	14,519,893	637,054
*	Prosus NV	6,592,973	454,650
	Koninklijke Ahold Delhaize NV	17,776,796	443,004
	Heineken NV	3,786,638	386,694
	Akzo Nobel NV	3,657,690	337,219
	Koninklijke DSM NV	2,826,149	335,434
	Unibail-Rodamco-Westfield	2,166,412	335,088
	Wolters Kluwer NV	4,365,383	321,527
	NN Group NV	5,350,708	204,169
	Koninklijke KPN NV	53,158,568	165,026
	Heineken Holding NV	1,696,443	161,869
	ArcelorMittal	9,658,381	143,612
*	Galapagos NV	754,825	138,978
2	ABN AMRO Bank NV	6,670,972	124,349
	Aegon NV (XAMS)	28,301,296	122,782
*,2	Adyen NV	162,200	114,193
	Randstad NV	1,780,221	98,798
	ASR Nederland NV	2,241,577	82,174
	ASM International NV	774,268	78,064
	IMCD NV	850,418	66,405
	Aalberts NV	1,554,738	62,653
	Koninklijke Vopak NV	1,077,144	59,174
2	Signify NV	1,867,466	54,717
*	Altice Europe NV	9,289,786	53,155
*,^,2	Takeaway.com NV	624,435	50,935
	SBM Offshore NV	2,716,876	46,854
	BE Semiconductor Industries NV	1,167,122	43,269
*	OCI NV	1,558,555	35,044
	TKH Group NV	677,691	34,741
^	Boskalis Westminster	1,356,267	29,853
2	Intertrust NV	1,396,073	26,576
	Corbion NV	909,417	26,273
	Eurocommercial Properties NV	772,279	24,646

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
2	GrandVision NV	789,197	24,126
^	Arcadis NV	1,125,013	22,242
	APERAM SA	775,190	19,862
^	PostNL NV	7,236,208	16,626
*,2	Basic-Fit NV	532,341	16,282
^	Wereldhave NV	685,600	16,229
	Sligro Food Group NV	510,422	12,992
	TomTom NV	1,135,833	12,863
^	AMG Advanced Metallurgical Group NV	494,969	12,178
*,^	Fugro NV	1,296,228	11,750
2	Flow Traders	454,585	10,706
	NSI NV	230,021	10,509
	Koninklijke BAM Groep NV	4,092,255	10,390
	Koninklijke Volkerwessels NV	409,463	9,521
	Accell Group NV	372,822	9,261
	Vastned Retail NV	269,379	8,085
2	B&S Group Sarl	374,754	4,568
2	NIBC Holding NV	498,887	4,067
	ForFarmers NV	536,044	3,252
^	Brunel International NV	291,106	2,696
	Aegon NV (XNYS)	17,928	77
*	Altice Europe NV Class B	66	—
*,^,§	SRH NV	672,039	—
			9,313,814
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	9,168,482	112,454
*	a2 Milk Co. Ltd.	11,708,736	97,211
	Auckland International Airport Ltd.	15,164,153	90,376
	Spark New Zealand Ltd.	29,746,782	85,334
	Meridian Energy Ltd.	20,018,062	59,007
	Contact Energy Ltd.	11,810,247	55,858
	Ryman Healthcare Ltd.	6,685,931	55,259
	Fletcher Building Ltd. (XNZE)	13,592,382	39,936
	Mercury NZ Ltd.	10,876,467	34,587
	Mainfreight Ltd.	1,273,760	32,814
	SKYCITY Entertainment Group Ltd.	10,808,349	27,079
	Chorus Ltd.	7,207,917	24,508
	EBOS Group Ltd.	1,498,691	23,671
	Kiwi Property Group Ltd.	22,987,835	23,424
	Infratil Ltd.	7,328,766	23,157
	Goodman Property Trust	16,314,863	22,273
	Z Energy Ltd.	5,988,034	20,563
	Genesis Energy Ltd.	7,952,718	16,707
	Precinct Properties New Zealand Ltd.	14,081,791	16,421
	Air New Zealand Ltd.	8,211,077	14,865
	Summerset Group Holdings Ltd.	3,458,455	14,575
	Freightways Ltd.	2,427,651	11,977
	Argosy Property Ltd.	12,466,127	11,265
	Vital Healthcare Property Trust	5,874,383	10,015
*	Synlait Milk Ltd.	1,489,452	8,972
	Vector Ltd.	3,651,901	8,327
	Metlifecare Ltd.	2,553,662	7,889
	Kathmandu Holdings Ltd.	3,660,103	7,361
	Heartland Group Holdings Ltd.	6,007,000	6,309
*	Pushpay Holdings Ltd.	3,065,352	6,173
*	Restaurant Brands New Zealand Ltd.	731,568	5,588
	Scales Corp. Ltd.	1,397,918	4,682
	Tourism Holdings Ltd.	1,999,847	4,549
	SKY Network Television Ltd.	5,690,691	3,289
	New Zealand Refining Co. Ltd.	2,457,757	3,228
*	TOWER Ltd.	230,906	101
			989,804
Norway (0.5%)
	DNB ASA	16,828,822	306,407

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Equinor ASA	15,835,450	293,996
	Telenor ASA	10,398,584	194,617
	Mowi ASA	6,841,559	167,016
	Orkla ASA	12,283,336	118,065
	Yara International ASA	2,804,595	109,256
	Norsk Hydro ASA	21,496,006	75,958
	Storebrand ASA	7,573,482	53,541
	Gjensidige Forsikring ASA	2,688,847	50,268
	TGS NOPEC Geophysical Co. ASA	1,874,764	48,690
^	Aker BP ASA	1,744,716	48,394
	Tomra Systems ASA	1,773,772	47,809
	Bakkafrost P/F	742,567	46,500
	Schibsted ASA Class A	1,543,615	45,334
*	Adevinta ASA	3,579,285	40,941
	Salmar ASA	834,754	38,956
	Schibsted ASA Class B	1,301,775	36,321
	Subsea 7 SA	3,726,215	35,007
2	Entra ASA	2,295,142	34,370
	SpareBank 1 SR-Bank ASA	2,808,110	29,922
	Leroy Seafood Group ASA	4,137,882	27,796
*	Norwegian Finans Holding ASA	2,553,604	24,663
	SpareBank 1 SMN	1,951,766	21,030
	Aker ASA	391,902	20,824
	Veidekke ASA	1,649,277	17,884
	Kongsberg Gruppen ASA	1,184,412	17,498
	Borregaard ASA	1,656,902	15,964
	Atea ASA	1,220,122	15,417
2	Scatec Solar ASA	1,326,962	14,762
	Austevoll Seafood ASA	1,437,402	14,515
*	Frontline Ltd.	1,265,513	13,313
*,^	Nordic Semiconductor ASA	2,290,089	13,044
	DNO ASA	10,320,907	12,542
*	BW Offshore Ltd.	1,436,603	10,972
	Grieg Seafood ASA	878,237	10,770
2	Evry AS	2,690,687	10,528
2	Elkem ASA	4,066,601	9,665
*	PGS ASA	5,230,263	8,852
2	Sbanken ASA	1,223,411	8,692
*,^	Borr Drilling Ltd.	1,233,660	8,352
2	BW LPG Ltd.	1,188,830	8,326
	Norway Royal Salmon ASA	270,926	6,403
*,2	Aker Solutions ASA	2,485,889	5,740
	Stolt-Nielsen Ltd.	445,284	5,484
	Sparebank 1 Oestlandet	529,984	5,131
	Ocean Yield ASA	804,307	4,498
	Wallenius Wilhelmsen ASA	1,758,633	3,836
*,^,2	XXL ASA	1,614,503	3,309
*,^	Norwegian Air Shuttle ASA	657,572	3,197
*	Akastor ASA	2,215,574	2,512
	Hoegh LNG Holdings Ltd.	605,902	2,342
*,^	Seadrill Ltd.	1,044,392	1,885
*,§	XXL ASA Rights Exp.	177,595	44
			2,171,158
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	15,759,336	659,528

Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	12,146,036	10,047
	Engro Corp. Ltd.	5,254,212	9,998
	Habib Bank Ltd.	10,934,799	9,004
	MCB Bank Ltd.	7,591,348	8,427
	Pakistan Petroleum Ltd.	10,755,654	7,949
*	Hub Power Co. Ltd.	15,025,240	6,989
	Lucky Cement Ltd.	2,907,009	6,571

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Pakistan Oilfields Ltd.	2,480,278	6,244
	Fauji Fertilizer Co. Ltd.	9,913,629	5,994
	Bank Alfalah Ltd.	22,067,710	5,884
	Pakistan State Oil Co. Ltd.	5,475,213	5,419
	United Bank Ltd.	5,550,532	4,905
	Engro Fertilizers Ltd.	7,713,116	3,534
	SUI Northern Gas Pipeline	5,450,904	2,346
	Nishat Mills Ltd.	4,271,454	2,313
	Searle Co. Ltd.	1,306,984	1,455
*	SUI Southern Gas Co. Ltd.	12,921,366	1,449
*	National Bank of Pakistan	6,135,281	1,406
	Kot Addu Power Co. Ltd.	7,047,009	1,391
	Millat Tractors Ltd.	360,033	1,365
	DG Khan Cement Co. Ltd.	3,084,711	1,180
	Fauji Cement Co. Ltd.	7,436,507	743
	Thal Ltd.	212,134	331
	Pakistan Telecommunication Co. Ltd.	1,480,500	71
			105,015
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	3,153,947	48,381
	Cia de Minas Buenaventura SAA	289,871	4,429
			52,810
Philippines (0.3%)
	SM Investments Corp.	7,753,867	157,190
	SM Prime Holdings Inc.	145,240,170	111,517
	Ayala Land Inc.	111,463,806	106,518
	BDO Unibank Inc.	31,696,103	96,689
	JG Summit Holdings Inc.	46,022,417	69,076
	Ayala Corp.	3,974,022	67,285
	Bank of the Philippine Islands	29,027,331	55,456
	Universal Robina Corp.	14,329,957	42,572
	International Container Terminal Services Inc.	17,470,122	40,841
	PLDT Inc.	1,876,601	40,384
	Metropolitan Bank & Trust Co.	29,245,240	38,932
	Jollibee Foods Corp.	6,697,124	30,601
	Security Bank Corp.	7,390,978	28,999
	GT Capital Holdings Inc.	1,607,341	28,293
	Manila Electric Co.	4,027,395	26,860
	Metro Pacific Investments Corp.	229,811,700	21,713
	San Miguel Food and Beverage Inc.	10,562,386	19,157
	Aboitiz Power Corp.	23,577,190	18,559
	San Miguel Corp.	5,596,550	18,422
	Megaworld Corp.	192,499,641	18,311
	Globe Telecom Inc.	475,834	17,104
	Robinsons Land Corp.	32,299,042	16,188
	Alliance Global Group Inc.	65,669,248	14,839
	Robinsons Retail Holdings Inc.	9,541,441	14,265
	Puregold Price Club Inc.	14,361,155	11,551
	LT Group Inc.	43,634,676	11,471
	Bloomberry Resorts Corp.	55,359,144	10,892
	DMCI Holdings Inc.	67,400,263	10,889
	Vista Land & Lifescapes Inc.	65,221,423	9,882
	First Gen Corp.	19,023,834	9,293
	Semirara Mining & Power Corp. Class A	17,684,935	8,137
	Wilcon Depot Inc.	22,728,892	7,389
	Manila Water Co. Inc.	18,098,657	7,076
	Aboitiz Equity Ventures Inc.	5,470,128	6,021
	D&L Industries Inc.	32,938,302	5,536
	Cebu Air Inc.	2,830,448	5,149
	Filinvest Land Inc.	156,945,968	4,945
	Century Pacific Food Inc.	13,777,987	4,066
	Nickel Asia Corp.	47,213,285	3,728
*,2	CEMEX Holdings Philippines Inc.	28,916,273	1,430
	Pilipinas Shell Petroleum Corp.	219,029	147

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,§	Altus San Nicolas Corp.	622,128	64
*,§	Energy Development Corp.	41,300	6
			1,217,443
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,711,205	136,906
	Polski Koncern Naftowy ORLEN SA	4,980,608	136,185
	Powszechny Zaklad Ubezpieczen SA	9,025,296	87,339
	Bank Polska Kasa Opieki SA	2,544,098	71,847
	CD Projekt SA	1,006,599	66,449
*	KGHM Polska Miedz SA	2,210,689	48,466
	Grupa Lotos SA	1,599,664	39,949
	Santander Bank Polska SA	481,731	39,518
	Polskie Gornictwo Naftowe i Gazownictwo SA	27,938,679	34,421
	Cyfrowy Polsat SA	4,268,614	30,962
*,2	Dino Polska SA	779,144	30,363
	LPP SA	13,536	28,915
*	PGE Polska Grupa Energetyczna SA	11,766,773	25,230
*	mBank SA	205,510	20,547
*	Orange Polska SA	10,702,187	17,536
*	Bank Millennium SA	9,728,259	15,660
	Asseco Poland SA	1,125,248	15,131
2	PLAY Communications SA	1,753,875	13,915
*	AmRest Holdings SE	1,104,545	13,676
	CCC SA	462,915	13,524
*	Alior Bank SA	1,507,312	10,649
	KRUK SA	260,103	9,891
	Kernel Holding SA	767,319	8,530
*	Enea SA	3,405,255	7,525
	Bank Handlowy w Warszawie SA	558,012	7,451
^	Eurocash SA	1,254,597	7,199
*	Grupa Azoty SA	743,244	6,830
*	Tauron Polska Energia SA	14,893,802	6,446
	Budimex SA	179,598	6,203
*	Energa SA	3,281,526	5,285
	Warsaw Stock Exchange	458,296	4,636
	Jastrzebska Spolka Weglowa SA	861,450	4,377
*	Ciech SA	381,744	3,241
	PKP Cargo SA	426,610	2,681
	Lubelski Wegiel Bogdanka SA	153,317	1,453
*	Boryszew SA	587,729	662
*,§	getBACK SA	560,985	551
			980,149
Portugal (0.1%)
	EDP - Energias de Portugal SA	36,495,459	150,335
	Galp Energia SGPS SA	8,303,883	132,820
	Jeronimo Martins SGPS SA	3,937,273	66,161
	Banco Comercial Portugues SA	126,720,844	28,737
	EDP Renovaveis SA	2,353,456	26,845
	NOS SGPS SA	3,538,683	21,039
	REN - Redes Energeticas Nacionais SGPS SA	6,032,143	17,905
	Navigator Co. SA	4,590,363	16,566
	Sonae SGPS SA	15,312,304	15,449
	CTT-Correios de Portugal SA	2,321,421	7,422
	Altri SGPS SA	1,171,171	7,149
	Corticeira Amorim SGPS SA	617,892	6,651
	Semapa-Sociedade de Investimento e Gestao	336,492	4,634
^	Mota-Engil SGPS SA	1,458,618	3,231
*	Banco Espirito Santo SA	19,970,703	45
			504,989
Qatar (0.2%)
	Qatar National Bank QPSC	71,408,991	376,456
	Industries Qatar QSC	32,338,954	93,265
	Qatar Islamic Bank SAQ	18,563,765	77,590

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Masraf Al Rayan QSC	60,125,507	61,904
	Qatar Fuel QSC	7,921,478	48,127
*	Mesaieed Petrochemical Holding Co.	69,807,835	47,955
	Commercial Bank PSQC	31,801,299	37,516
	Qatar Electricity & Water Co. QSC	7,968,891	34,555
	Qatar International Islamic Bank QSC	11,703,422	30,549
	Qatar Gas Transport Co. Ltd.	44,869,980	30,451
	Barwa Real Estate Co.	30,438,014	28,580
	Ooredoo QPSC	13,310,530	26,713
	Qatar Insurance Co. SAQ	25,405,631	21,402
	Doha Bank QPSC	24,662,507	17,201
	United Development Co. QSC	28,266,334	10,867
	Qatar Aluminum Manufacturing Co.	44,848,270	10,106
	Vodafone Qatar QSC	26,130,001	8,830
*	Gulf International Services QSC	13,944,390	6,468
	Medicare Group	2,190,660	5,411
	Al Meera Consumer Goods Co. QSC	1,092,283	4,711
*	Ezdan Holding Group QSC	25,000,150	4,307
			982,964
Russia (1.0%)
	LUKOIL PJSC	6,555,883	605,651
	Gazprom PJSC	148,593,634	602,793
	Sberbank of Russia PJSC	164,209,814	601,814
	Novatek PJSC	13,710,817	290,966
	Tatneft PJSC	19,365,380	226,341
	MMC Norilsk Nickel PJSC	766,694	213,903
	Rosneft Oil Co. PJSC	16,155,847	107,470
	Gazprom PJSC ADR	10,227,300	81,991
	Novatek PJSC GDR	351,116	75,326
	Surgutneftegas OAO Preference Shares	120,881,884	71,124
	Surgutneftegas PJSC	104,309,968	70,001
	AK Transneft OAO Preference Shares	25,347	65,817
	Tatneft PJSC ADR (XLON)	870,571	61,047
	Lukoil PJSC ADR	631,753	58,218
	Alrosa PJSC	39,623,947	46,062
	Mobile TeleSystems PJSC ADR	5,143,139	46,031
	VTB Bank PJSC	65,520,097,211	44,046
	Polyus PJSC GDR	652,480	38,496
	Inter RAO UES PJSC	570,391,531	38,444
	Moscow Exchange MICEX-RTS PJSC	23,704,325	35,138
	Magnit PJSC GDR	3,058,191	34,815
	Severstal PJSC	2,441,263	33,607
	Magnit PJSC	499,129	25,188
	Mobile TeleSystems PJSC	4,917,893	21,889
	PhosAgro PJSC GDR	1,531,312	19,286
	MMC Norilsk Nickel PJSC ADR	692,269	19,206
	Novolipetsk Steel PJSC GDR	973,567	19,083
	Tatneft PAO Preference Shares	1,750,918	18,024
	Rostelecom PJSC	13,829,342	16,929
	Magnitogorsk Iron & Steel Works PJSC	29,295,810	16,700
	Rosneft Oil Co. PJSC GDR	2,462,462	16,365
	RusHydro PJSC	1,940,145,672	15,432
	Aeroflot PJSC	8,910,733	14,860
	Novolipetsk Steel PJSC	7,035,442	13,732
	Polyus PJSC	117,610	13,707
	Federal Grid Co. Unified Energy System PJSC	4,314,937,542	12,424
	VTB Bank PJSC GDR	7,803,248	10,372
	ROSSETI PJSC	516,945,133	9,622
	Surgutneftegas PJSC ADR	1,363,440	9,013
*	M.Video PJSC	1,304,245	8,643
	Severstal PJSC GDR	611,612	8,360
	Safmar Financial Investment	1,026,137	7,503
	Unipro PJSC	165,133,678	6,802
	Bashneft PJSC	215,214	6,530

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Sistema PJSFC GDR	1,269,938	5,741
*	RussNeft PJSC	606,819	5,249
	PhosAgro PJSC	136,518	5,168
	Sistema PJSFC	21,963,641	4,990
2	Detsky Mir PJSC	3,334,118	4,984
	TMK PJSC	4,827,936	4,006
	Mosenergo PJSC	108,651,956	3,846
	Raspadskaya OJSC	1,968,332	3,326
	OGK-2 PJSC	326,283,407	2,987
	ENEL RUSSIA PJSC	176,188,090	2,553
	Mechel PJSC Preference Shares	1,821,704	2,515
	Sberbank of Russia PJSC ADR	164,740	2,422
	TGC-1 PJSC	10,518,536,259	1,924
	Bashneft PAO Preference Shares	61,552	1,662
	Lenenergo PJSC Preference Shares	801,417	1,531
*	Mechel PJSC ADR	692,138	1,287
*	Mechel PJSC	988,189	933
	Tatneft PJSC ADR	3,534	246
	Sberbank of Russia PJSC ADR (XLON)	6,680	98
			3,814,239
Saudi Arabia (0.5%)
	Saudi Basic Industries Corp.	10,824,101	253,125
	Al Rajhi Bank	14,725,596	237,209
	National Commercial Bank	16,294,149	189,094
	Saudi Telecom Co.	7,227,042	184,735
	Riyad Bank	16,032,754	94,889
	Samba Financial Group	11,856,223	87,611
*	Saudi Arabian Mining Co.	4,910,221	55,485
	Saudi Electricity Co.	9,477,959	52,523
	Alinma Bank	8,724,146	48,770
	Saudi Arabian Fertilizer Co.	2,316,747	48,263
	Almarai Co. JSC	2,999,927	39,903
	Yanbu National Petrochemical Co.	2,777,766	36,861
	Jarir Marketing Co.	698,660	29,514
	Bank AlBilad	4,456,837	29,475
*	Etihad Etisalat Co.	4,517,951	27,098
*	Savola Group	3,110,917	25,638
*	Saudi Kayan Petrochemical Co.	8,801,567	23,992
*	Dar Al Arkan Real Estate Development Co.	6,246,786	20,059
	Bupa Arabia for Cooperative Insurance Co.	640,706	18,355
	Sahara International Petrochemical Co.	3,810,268	16,709
	Advanced Petrochemical Co.	1,345,754	16,676
	Bank Al-Jazira	4,740,583	16,480
	Saudi Cement Co.	865,869	15,826
	Saudi Industrial Investment Group	2,637,500	14,826
*	Co for Cooperative Insurance	731,567	13,754
*	National Industrialization Co.	3,891,257	12,688
	Mouwasat Medical Services Co.	576,932	12,616
*	Emaar Economic City	4,905,632	12,259
*	Rabigh Refining & Petrochemical Co.	2,161,500	11,585
*	Mobile Telecommunications Co. Saudi Arabia	3,423,879	11,035
	Saudi Airlines Catering Co.	450,423	10,397
	Abdullah Al Othaim Markets Co.	536,802	9,903
	Southern Province Cement Co.	644,330	9,299
	Saudi Ground Services Co.	1,036,154	8,987
*	Seera Group Holding	1,746,019	8,485
	Yanbu Cement Co.	960,502	8,185
	National Petrochemical Co.	1,400,128	8,102
	Qassim Cement Co.	520,087	7,493
*	Saudi Research & Marketing Group	394,699	7,000
*	Yamama Cement Co.	1,215,677	6,892
	Saudia Dairy & Foodstuff Co.	191,895	6,499
	United Electronics Co.	304,766	5,808
	Arabian Cement Co.	625,138	5,386

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Leejam Sports Co. JSC	253,997	5,227
	Aldrees Petroleum and Transport Services Co.	346,797	5,223
*	Fawaz Abdulaziz Al Hokair & Co.	781,766	5,109
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	717,777	4,978
	Eastern Province Cement Co.	538,254	4,777
	City Cement Co.	1,166,613	4,508
*	Dallah Healthcare Co.	352,720	4,161
	Arriyadh Development Co.	1,082,064	4,046
	United International Transportation Co.	417,409	3,840
*	Al Hammadi Co. for Development and Investment	717,494	3,808
	National Gas & Industrialization Co.	468,043	3,646
*	National Agriculture Development Co.	530,261	3,599
*	Saudi Real Estate Co.	1,056,520	3,573
	National Medical Care Co.	277,368	3,524
	Herfy Food Services Co.	262,731	3,404
*	Saudi Chemical Co. Holding	500,880	3,224
*	Northern Region Cement Co.	1,166,370	3,215
	Dur Hospitality Co.	521,081	3,027
*	Middle East Healthcare Co.	426,171	2,820
*	Saudi Public Transport Co.	667,049	2,780
*	Najran Cement Co.	997,491	2,561
*	Saudi Ceramic Co.	377,118	2,486
*	Al Jouf Cement Co.	1,024,423	2,264
*	Tabuk Cement Co.	540,763	2,000
*	Hail Cement Co.	784,795	1,990
*	Astra Industrial Group	504,892	1,966
*	Zamil Industrial Investment Co.	444,323	1,921
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	434,875	1,694
	AlAbdullatif Industrial Investment Co.	510,561	1,582
*	Aseer Trading Tourism & Manufacturing Co.	681,150	1,581
*	Mediterranean & Gulf Insurance & Reinsurance Co.	407,587	1,550
*	Bawan Co.	387,646	1,519
*	Methanol Chemicals Co.	658,177	1,356
*	Red Sea International Co.	361,223	1,253
*	Saudi Marketing Co.	313,464	1,252
	Saudi Arabian Amiantit Co.	199,392	778
			1,865,731
Singapore (0.9%)
	DBS Group Holdings Ltd.	28,912,567	551,099
	Oversea-Chinese Banking Corp. Ltd.	54,093,478	434,869
	United Overseas Bank Ltd.	20,690,769	407,348
	Singapore Telecommunications Ltd.	119,352,212	289,018
	Keppel Corp. Ltd.	23,439,006	118,024
	CapitaLand Ltd.	40,570,860	107,238
	Ascendas REIT	41,196,622	95,949
	Singapore Exchange Ltd.	13,334,100	87,546
	Wilmar International Ltd.	31,355,400	86,211
	Singapore Technologies Engineering Ltd.	24,783,617	72,600
	CapitaLand Mall Trust	38,699,763	72,208
	Genting Singapore Ltd.	94,314,996	65,069
	CapitaLand Commercial Trust	40,487,196	60,973
	City Developments Ltd.	7,633,405	60,450
	Singapore Airlines Ltd.	8,348,837	57,705
	ComfortDelGro Corp. Ltd.	33,437,494	56,465
	Mapletree Commercial Trust	32,591,352	55,786
	Mapletree Logistics Trust	39,982,062	49,350
	Venture Corp. Ltd.	4,189,762	48,600
	UOL Group Ltd.	8,201,053	46,958
	Suntec REIT	33,522,108	45,795
	Mapletree Industrial Trust	23,263,986	43,577
	Singapore Press Holdings Ltd.	25,977,480	42,276
	Jardine Cycle & Carriage Ltd.	1,613,661	38,796
	SATS Ltd.	10,278,168	38,116
	NetLink NBN Trust	48,214,857	32,939

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Mapletree North Asia Commercial Trust	34,493,968	32,427
	Keppel REIT	32,724,694	29,089
	Sembcorp Industries Ltd.	15,441,429	25,924
	Keppel DC REIT	17,634,312	25,901
	Frasers Logistics & Industrial Trust	26,140,910	24,193
	Keppel Infrastructure Trust	58,622,640	23,070
	Frasers Centrepoint Trust	11,091,762	22,415
	Ascott Residence Trust	18,494,303	18,744
	Singapore Post Ltd.	23,679,012	16,695
	Manulife US REIT	18,098,592	16,559
	Ascendas India Trust	13,553,537	16,227
	Golden Agri-Resources Ltd.	103,195,966	15,490
	CDL Hospitality Trusts	12,690,158	15,292
	ESR-REIT	36,669,994	14,424
*	Sembcorp Marine Ltd.	13,656,293	13,723
	Parkway Life REIT	5,693,522	13,682
	Frasers Commercial Trust	10,718,081	12,919
	Hutchison Port Holdings Trust	80,989,835	12,545
	Starhill Global REIT	21,451,526	11,657
	CapitaLand Retail China Trust	10,210,277	11,401
	Olam International Ltd.	8,280,695	11,121
	Ascendas Hospitality Trust	13,077,592	11,059
	Raffles Medical Group Ltd.	12,771,294	9,482
	StarHub Ltd.	9,908,714	9,468
	First Resources Ltd.	7,734,183	8,685
	Cache Logistics Trust	16,255,085	8,665
	AIMS APAC REIT	8,297,301	8,353
	OUE Commercial REIT	19,670,144	7,804
	Wing Tai Holdings Ltd.	5,047,757	7,528
	Far East Hospitality Trust	13,691,752	7,343
	SIA Engineering Co. Ltd.	3,671,158	7,198
§	Fortune REIT (XSES)	6,141,000	6,740
	GuocoLand Ltd.	4,475,226	6,605
	Sheng Siong Group Ltd.	7,332,718	6,303
	Frasers Property Ltd.	4,626,915	6,259
	First REIT	8,016,027	6,006
	SPH REIT	6,838,511	5,730
	Frasers Hospitality Trust	10,263,638	5,543
	Soilbuild Business Space REIT	14,623,984	5,428
	Sabana Shari’ah Compliant Industrial REIT	15,667,373	5,295
	Lippo Malls Indonesia Retail Trust	29,753,586	5,248
	Accordia Golf Trust	11,357,786	4,798
	OUE Ltd.	4,226,924	4,502
§	Best World International Ltd.	4,538,331	4,497
	Silverlake Axis Ltd.	11,706,621	3,913
*	Yoma Strategic Holdings Ltd.	16,623,990	3,838
	Thomson Medical Group Ltd.	87,633,734	3,730
	Asian Pay Television Trust	21,785,549	2,671
	Bumitama Agri Ltd.	3,533,215	1,441
*,^,§	Hyflux Ltd.	7,030,168	1,085
*,^,§	Noble Group Ltd.	13,223,534	787
*,^,§	Ezra Holdings Ltd.	20,298,532	164
*	Mapletree Commercial Trust Rights 11/07/2019	2,313,985	153
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	3,136,323	2
*,^,§	Midas Holdings Ltd.	16,595,800	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
			3,624,786
South Africa (1.2%)
	Naspers Ltd.	6,949,396	983,399
	Standard Bank Group Ltd.	20,630,705	236,846
	FirstRand Ltd.	51,138,742	221,072
	MTN Group Ltd.	28,951,233	179,196
^	Sasol Ltd.	8,989,132	162,961
	Sanlam Ltd.	28,162,891	148,217

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	AngloGold Ashanti Ltd.	6,669,109	147,509
	Bid Corp. Ltd.	5,347,060	124,743
	Absa Group Ltd.	11,669,571	119,684
	Nedbank Group Ltd.	6,416,347	97,338
	Remgro Ltd.	8,301,221	95,182
^	Old Mutual Ltd. (XLON)	64,168,831	84,352
	Vodacom Group Ltd.	9,572,521	83,629
	Gold Fields Ltd.	13,113,686	81,441
*	Impala Platinum Holdings Ltd.	11,756,581	80,944
	Capitec Bank Holdings Ltd.	859,342	78,114
	Bidvest Group Ltd.	5,449,784	74,394
	Anglo American Platinum Ltd.	974,380	72,776
	Growthpoint Properties Ltd.	48,297,531	70,725
	Shoprite Holdings Ltd.	7,623,268	68,308
*	Sibanye Gold Ltd.	34,960,678	67,498
	Clicks Group Ltd.	4,069,158	66,148
	RMB Holdings Ltd.	12,095,637	63,673
	Woolworths Holdings Ltd.	15,337,554	58,312
*	MultiChoice Group	6,839,563	56,963
	NEPI Rockcastle plc	5,676,584	49,433
	Discovery Ltd.	5,837,592	46,471
	Redefine Properties Ltd.	93,139,635	46,467
*	Aspen Pharmacare Holdings Ltd.	6,200,715	43,287
	Foschini Group Ltd.	3,724,613	42,955
	Mr Price Group Ltd.	4,052,034	42,846
	SPAR Group Ltd.	3,133,010	42,152
	PSG Group Ltd.	2,685,111	41,987
	Mondi plc (XJSE)	1,885,930	39,000
*	Northam Platinum Ltd.	5,642,644	38,103
	Tiger Brands Ltd.	2,669,794	37,911
	Life Healthcare Group Holdings Ltd.	22,757,666	35,941
	Exxaro Resources Ltd.	4,037,972	33,013
	AVI Ltd.	5,348,673	30,711
	Investec Ltd.	4,926,046	27,990
	Barloworld Ltd.	3,495,508	27,842
	Netcare Ltd.	23,492,167	26,602
*	Harmony Gold Mining Co. Ltd.	7,321,422	25,453
	Truworths International Ltd.	7,010,238	24,846
	Pick n Pay Stores Ltd.	5,666,933	24,757
	Fortress REIT Ltd. Class A	17,530,653	24,394
^	Rand Merchant Investment Holdings Ltd.	12,218,562	24,137
	Sappi Ltd.	8,815,273	22,637
	Telkom SA SOC Ltd.	4,796,816	21,928
	Momentum Metropolitan Holdings	16,392,079	21,891
	Resilient REIT Ltd.	4,593,702	20,498
	Kumba Iron Ore Ltd.	837,209	20,399
	Old Mutual Ltd. (XJSE)	13,679,933	17,790
	African Rainbow Minerals Ltd.	1,689,507	16,927
	Pioneer Foods Group Ltd.	2,241,084	15,948
^	Hyprop Investments Ltd.	4,058,627	15,862
	Vukile Property Fund Ltd.	11,997,748	15,365
	Liberty Holdings Ltd.	1,993,016	15,349
	Motus Holdings Ltd.	2,838,799	13,449
	KAP Industrial Holdings Ltd.	43,346,576	13,336
	Coronation Fund Managers Ltd.	4,357,402	12,265
^,2	Pepkor Holdings Ltd.	11,122,395	12,193
	Reunert Ltd.	2,565,064	12,130
	Santam Ltd.	632,645	11,825
	JSE Ltd.	1,325,852	11,405
	AECI Ltd.	1,673,802	10,810
	Fortress REIT Ltd. Class B	17,237,023	10,246
	Imperial Logistics Ltd.	2,729,205	10,242
	Distell Group Holdings Ltd.	1,135,798	10,054
2	Dis-Chem Pharmacies Ltd.	6,342,375	10,040

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Super Group Ltd.	5,342,152	9,984
	Attacq Ltd.	10,209,613	8,862
	Assore Ltd.	509,690	8,585
	MAS Real Estate Inc.	6,607,424	8,250
	SA Corporate Real Estate Ltd.	39,330,737	8,040
	Equites Property Fund Ltd.	5,503,324	7,667
	DataTec Ltd.	3,192,825	7,621
	Wilson Bayly Holmes-Ovcon Ltd.	800,758	7,489
	EPP NV	6,059,540	7,462
	Investec Property Fund Ltd.	7,059,152	7,443
	Famous Brands Ltd.	1,333,090	6,959
	Tsogo Sun Gaming Ltd.	8,054,986	6,624
	Astral Foods Ltd.	610,830	6,507
*	Brait SE	5,201,637	5,887
	Advtech Ltd.	7,739,171	5,746
	Emira Property Fund Ltd.	6,788,797	5,711
*	PPC Ltd.	22,121,368	5,641
	Allied Electronics Corp. Ltd.	3,331,916	5,589
*	Nampak Ltd.	9,688,683	5,155
	Hosken Consolidated Investments Ltd.	825,470	4,913
	Metair Investments Ltd.	2,952,144	4,802
*	Sun International Ltd.	1,728,654	4,673
	Massmart Holdings Ltd.	1,645,310	4,668
	Cashbuild Ltd.	320,502	4,667
	Zeder Investments Ltd.	13,732,917	4,457
	Adcock Ingram Holdings Ltd.	1,152,820	4,298
^	Omnia Holdings Ltd.	2,477,984	4,248
	Alexander Forbes Group Holdings Ltd.	11,662,925	3,994
*	Long4Life Ltd.	12,752,208	3,553
	Peregrine Holdings Ltd.	2,644,322	3,260
	Curro Holdings Ltd.	2,545,131	3,064
	Raubex Group Ltd.	2,277,773	2,941
	Hudaco Industries Ltd.	403,057	2,911
	DRDGOLD Ltd.	5,702,722	2,909
	Murray & Roberts Holdings Ltd.	3,838,613	2,849
	City Lodge Hotels Ltd.	499,437	2,641
*	Arrowhead Properties Ltd. Class B	11,301,999	2,618
*,^	Steinhoff International Holdings NV (XJSE)	34,014,881	2,207
	Grindrod Ltd.	6,882,770	2,205
	Lewis Group Ltd.	1,070,840	1,988
*	Tsogo Sun Hotels Ltd.	8,054,960	1,948
*	EOH Holdings Ltd.	1,655,618	1,712
*	Blue Label Telecoms Ltd.	9,263,682	1,695
*,§	Tongaat Hulett Ltd.	1,616,659	1,413
*	Ascendis Health Ltd.	3,623,867	902
	Delta Property Fund Ltd.	6,548,699	438
	Rebosis Property Fund Ltd.	6,179,010	123
*,^	Steinhoff International Holdings NV (XETR)	1,089,227	72
			4,859,702
South Korea (3.1%)
	Samsung Electronics Co. Ltd.	75,229,620	3,251,413
	SK Hynix Inc.	8,294,439	583,232
	Samsung Electronics Co. Ltd. Preference Shares	13,716,154	482,820
	NAVER Corp.	2,142,234	302,047
*,^	Celltrion Inc.	1,577,687	270,021
	Shinhan Financial Group Co. Ltd.	6,799,594	247,744
	Hyundai Motor Co.	2,319,527	242,958
	KB Financial Group Inc.	6,075,212	218,704
	Hyundai Mobis Co. Ltd.	1,045,991	213,313
	LG Chem Ltd.	739,220	195,040
	POSCO	1,073,912	194,857
	Samsung SDI Co. Ltd.	841,746	164,263
	LG Household & Health Care Ltd.	143,909	155,724
	KT&G Corp.	1,770,126	151,950

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Kia Motors Corp.	4,122,587	150,670
	Hana Financial Group Inc.	4,756,474	137,712
	SK Innovation Co. Ltd.	916,323	125,386
	NCSoft Corp.	268,346	119,091
	SK Holdings Co. Ltd.	535,199	118,736
	Samsung C&T Corp.	1,341,357	114,862
	LG Electronics Inc.	1,755,201	100,589
	Samsung Fire & Marine Insurance Co. Ltd.	531,236	98,822
	Kakao Corp.	804,273	97,600
	Woori Financial Group Inc.	8,994,563	90,682
	Samsung SDS Co. Ltd.	512,671	88,547
	LG Corp.	1,446,048	86,208
	Amorepacific Corp.	523,616	86,142
^	Samsung Electro-Mechanics Co. Ltd.	887,929	85,964
*,^	HLB Inc.	572,492	81,674
*	Korea Electric Power Corp.	3,464,204	75,730
*,2	Samsung Biologics Co. Ltd.	213,757	73,023
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	691,024	72,221
	Woongjin Coway Co. Ltd.	900,606	71,098
	Samsung Life Insurance Co. Ltd.	1,024,371	62,207
	Korea Zinc Co. Ltd.	159,768	59,535
	S-Oil Corp.	657,485	56,170
	SK Telecom Co. Ltd.	254,194	51,956
	Hyundai Heavy Industries Holdings Co. Ltd.	169,358	49,597
*,^	Celltrion Healthcare Co. Ltd.	1,017,994	47,925
	Lotte Chemical Corp.	236,934	46,096
	Kangwon Land Inc.	1,710,152	46,044
	Mirae Asset Daewoo Co. Ltd.	7,412,992	45,449
	Industrial Bank of Korea	4,462,041	45,189
	Hyundai Motor Co. 2nd Preference Shares	654,451	44,518
*	Samsung Heavy Industries Co. Ltd.	7,012,462	43,542
	Hyundai Engineering & Construction Co. Ltd.	1,164,149	42,891
*	LG Display Co. Ltd.	3,577,139	41,931
	Fila Korea Ltd.	834,046	41,154
*	Samsung Engineering Co. Ltd.	2,562,976	39,127
	Hyundai Glovis Co. Ltd.	298,157	38,621
	LG Uplus Corp.	3,089,813	35,696
	Korea Investment Holdings Co. Ltd.	612,631	35,590
	GS Holdings Corp.	834,688	35,572
	Korea Aerospace Industries Ltd.	1,055,034	34,438
	Daelim Industrial Co. Ltd.	441,014	34,280
	AMOREPACIFIC Group	465,729	33,753
	Hyundai Steel Co.	1,225,143	33,367
	Hanmi Pharm Co. Ltd.	115,757	33,111
	DB Insurance Co. Ltd.	762,725	33,068
	Hotel Shilla Co. Ltd.	495,996	32,972
	Hankook Tire & Technology Co. Ltd.	1,208,651	32,229
	Orion Corp.	350,781	31,870
	E-MART Inc.	326,719	31,252
	Samsung Securities Co. Ltd.	1,021,493	29,429
	BNK Financial Group Inc.	4,755,473	28,401
	Yuhan Corp.	144,917	27,935
	Hanon Systems	2,642,642	26,301
	CJ CheilJedang Corp.	130,182	25,587
	SK Telecom Co. Ltd. ADR	1,105,306	25,477
	GS Engineering & Construction Corp.	940,852	24,910
	S-1 Corp.	306,548	24,701
*,^	Helixmith Co. Ltd.	290,097	23,989
	Cheil Worldwide Inc.	1,109,572	23,584
	LG Innotek Co. Ltd.	226,296	23,505
	Shinsegae Inc.	112,212	22,741
	CJ ENM Co. Ltd.	157,141	22,240
*,^,2	Netmarble Corp.	285,971	22,069
	NH Investment & Securities Co. Ltd.	2,057,018	21,331

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	973,817	21,148
*,^	KMW Co. Ltd.	452,563	20,741
	Lotte Shopping Co. Ltd.	182,496	19,506
	Shinhan Financial Group Co. Ltd. ADR	539,882	19,484
*	Hanwha Aerospace Co. Ltd.	580,848	18,868
	Meritz Securities Co. Ltd.	4,848,482	18,744
	Hanwha Corp.	915,539	18,665
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	773,110	18,645
	Medy-Tox Inc.	65,602	18,565
*,^	Pearl Abyss Corp.	98,444	18,312
	Douzone Bizon Co. Ltd.	289,515	18,265
	Hanwha Chemical Corp.	1,300,694	18,200
	LG Household & Health Care Ltd. Preference Shares	27,974	17,718
	KCC Corp.	89,215	17,316
	Kumho Petrochemical Co. Ltd.	288,914	17,298
*	Hanall Biopharma Co. Ltd.	607,220	17,267
*,^	HLB Life Science CO Ltd.	615,712	17,233
	WONIK IPS Co. Ltd.	590,701	16,775
^	Mando Corp.	545,497	16,720
*	CJ Logistics Corp.	122,410	16,566
	Korean Air Lines Co. Ltd.	772,764	16,540
	Hyundai Elevator Co. Ltd.	257,313	16,232
	Hyundai Department Store Co. Ltd.	250,110	15,880
	LG Chem Ltd. Preference Shares	107,206	15,812
	OCI Co. Ltd.	292,601	15,767
^	DGB Financial Group Inc.	2,583,960	15,600
^	Koh Young Technology Inc.	191,762	15,508
	BGF retail Co. Ltd.	101,020	15,472
	Korea Gas Corp.	440,607	14,886
	CJ Corp.	204,369	14,445
	Youngone Corp.	483,145	14,412
	Meritz Fire & Marine Insurance Co. Ltd.	901,837	14,313
	GS Retail Co. Ltd.	434,843	14,291
*,^	SillaJen Inc.	854,669	14,074
^	POSCO Chemical Co. Ltd.	341,686	14,055
	Samsung Card Co. Ltd.	480,833	13,870
	Lotte Corp.	436,079	13,651
*,^	Korea Electric Power Corp. ADR	1,236,244	13,450
	Com2uSCorp	157,393	13,270
	HDC Hyundai Development Co-Engineering & Construction	491,413	13,038
	Hyundai Mipo Dockyard Co. Ltd.	348,504	12,996
2	Orange Life Insurance Ltd.	536,669	12,903
*,^	Mezzion Pharma Co. Ltd.	77,978	12,882
	Posco International Corp.	785,339	12,274
^	Hanjin Kal Corp.	470,897	12,254
	Hite Jinro Co. Ltd.	501,342	12,251
*,^	Hyundai Merchant Marine Co. Ltd.	4,324,127	12,222
	Kolon Industries Inc.	294,491	11,922
^	Paradise Co. Ltd.	739,531	11,802
	SK Networks Co. Ltd.	2,363,752	11,790
	Hyundai Motor Co. Preference Shares	187,712	11,772
^	SKC Co. Ltd.	307,694	11,736
*	GemVax & Kael Co. Ltd.	524,333	11,721
*	Pan Ocean Co. Ltd.	3,104,132	11,701
^	SK Materials Co. Ltd.	74,265	11,658
	LS Corp.	279,971	11,658
	KB Financial Group Inc. ADR	323,957	11,572
^	KIWOOM Securities Co. Ltd.	194,569	11,539
	Hyundai Wia Corp.	257,642	11,322
*,^	Doosan Infracore Co. Ltd.	2,307,603	11,191
*	Daewoo Engineering & Construction Co. Ltd.	2,983,470	11,125
	Amorepacific Corp. Preference Shares	134,469	11,114
*,^	Hyundai Rotem Co. Ltd.	804,368	11,090
*	Hugel Inc.	34,918	10,924

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
^	Eo Technics Co. Ltd.	132,291	10,919
	NongShim Co. Ltd.	52,024	10,829
	LOTTE Fine Chemical Co. Ltd.	281,250	10,664
	Doosan Bobcat Inc.	393,420	10,608
*,^	Doosan Heavy Industries & Construction Co. Ltd.	2,006,481	10,580
	Hyosung Corp.	148,600	10,556
	Hansol Chemical Co. Ltd.	130,846	10,520
	LS Industrial Systems Co. Ltd.	245,772	10,503
	SFA Engineering Corp.	287,743	10,312
	JB Financial Group Co. Ltd.	2,236,748	10,263
*	Genexine Co. Ltd.	211,464	10,164
*,^	Celltrion Pharm Inc.	295,102	10,112
	Innocean Worldwide Inc.	179,790	9,925
	Kolmar Korea Co. Ltd.	240,201	9,892
	Ottogi Corp.	20,314	9,869
	Daewoong Pharmaceutical Co. Ltd.	75,084	9,819
	KEPCO Plant Service & Engineering Co. Ltd.	347,137	9,713
	Korean Reinsurance Co.	1,414,705	9,639
*,^	Iljin Materials Co. Ltd.	284,420	9,575
	Green Cross Corp.	84,593	9,312
	Ssangyong Cement Industrial Co. Ltd.	1,759,700	8,850
	F&F Co. Ltd.	102,625	8,844
	Hanwha Life Insurance Co. Ltd.	4,597,947	8,799
*	SM Entertainment Co. Ltd.	272,152	8,655
	Chong Kun Dang Pharmaceutical Corp.	105,173	8,651
^	Soulbrain Co. Ltd.	130,078	8,415
	Hanssem Co. Ltd.	154,239	8,386
	JYP Entertainment Corp.	424,625	8,152
^	Hanmi Science Co. ltd	217,448	8,133
*	Chabiotech Co. Ltd.	616,959	8,059
	DB HiTek Co. Ltd.	546,222	7,968
*,^	Kumho Tire Co. Inc.	2,180,343	7,920
*	NHN Corp.	158,911	7,874
	Taekwang Industrial Co. Ltd.	8,161	7,695
	Hyundai Greenfood Co. Ltd.	794,444	7,647
	Cosmax Inc.	111,144	7,600
*	Asiana Airlines Inc.	1,612,092	7,373
*,^	BH Co. Ltd.	376,409	7,358
^	Taeyoung Engineering & Construction Co. Ltd.	658,829	7,344
	Daeduck Electronics Co.	788,720	7,236
	Dongsuh Cos. Inc.	477,977	7,188
	Green Cross Holdings Corp.	403,121	7,187
	Bukwang Pharmaceutical Co. Ltd.	564,858	7,070
*,^	Komipharm International Co. Ltd.	583,712	7,011
*	AfreecaTV Co. Ltd.	109,923	6,969
	HS Industries Co. Ltd.	714,510	6,964
	Seoul Semiconductor Co. Ltd.	605,540	6,958
*	Yungjin Pharmaceutical Co. Ltd.	1,492,359	6,840
*	CrystalGenomics Inc.	549,481	6,828
	Lotte Chilsung Beverage Co. Ltd.	57,372	6,758
^	SKCKOLONPI Inc.	225,064	6,636
	Partron Co. Ltd.	652,790	6,620
	Hyundai Home Shopping Network Corp.	91,099	6,617
	Huchems Fine Chemical Corp.	347,357	6,607
*,^	Ananti Inc.	675,400	6,599
*,^	Oscotec Inc.	363,134	6,572
^	Dongjin Semichem Co. Ltd.	459,702	6,570
	DoubleUGames Co. Ltd.	159,330	6,567
	LEENO Industrial Inc.	143,370	6,538
*,^	Naturecell Co. Ltd.	716,963	6,514
	Hyosung TNC Co. Ltd.	47,069	6,486
^	Sam Chun Dang Pharm Co. Ltd.	222,644	6,408
*,^	Telcon RF Pharmaceutical Inc.	1,125,967	6,375
*,^	G-treeBNT Co. Ltd.	321,794	6,336

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,^	Sangsangin Co. Ltd.	603,833	6,265
	POSCO ADR	138,523	6,221
*,^	Pharmicell Co. Ltd.	840,598	6,214
^	Shinsegae International Inc.	36,453	6,208
	HDC Holdings Co. Ltd.	610,857	6,207
*,^	Medipost Co. Ltd.	223,442	6,204
*	Studio Dragon Corp.	92,641	6,197
*	DIO Corp.	172,027	6,192
*,^	ABLBio Inc.	375,972	6,154
*,^	Hyundai Bioscience Co. Ltd.	505,856	6,118
^	NEPES Corp.	255,340	6,093
*,^	Foosung Co. Ltd.	833,083	6,029
	Daou Technology Inc.	387,806	6,027
	Dong-A ST Co. Ltd.	69,205	6,023
	GS Home Shopping Inc.	46,571	5,954
	Daesang Corp.	322,769	5,944
	CJ CGV Co. Ltd.	205,330	5,942
	IS Dongseo Co. Ltd.	214,649	5,892
	SK Chemicals Co. Ltd.	143,826	5,827
*	Osstem Implant Co. Ltd.	166,640	5,713
*,^	Ecopro BM Co. Ltd.	128,329	5,668
	Hana Tour Service Inc.	135,120	5,629
	NICE Information Service Co. Ltd.	535,717	5,603
*,^	Enzychem Lifesciences Corp.	102,369	5,602
	Grand Korea Leisure Co. Ltd.	306,898	5,601
^	Doosan Co. Ltd.	83,391	5,566
	Daishin Securities Co. Ltd.	500,021	5,345
	Handsome Co. Ltd.	212,181	5,317
^	Dentium Co. Ltd.	103,507	5,292
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	5,256
*	Amicogen Inc.	270,996	5,212
	Poongsan Corp.	301,102	5,193
	Hanjin Transportation Co. Ltd.	195,094	5,166
	LG International Corp.	385,829	5,143
*,^	Ecopro Co. Ltd.	287,987	5,125
*	LegoChem Biosciences Inc.	125,998	5,106
	JW Pharmaceutical Corp.	204,416	5,074
	NICE Holdings Co. Ltd.	303,042	5,053
	LOTTE Himart Co. Ltd.	193,289	5,027
^	LIG Nex1 Co. Ltd.	172,576	4,985
	LG Electronics Inc. Preference Shares	208,973	4,882
^	Hyundai Construction Equipment Co. Ltd.	203,648	4,870
	Ahnlab Inc.	91,804	4,851
*	Innox Advanced Materials Co. Ltd.	97,364	4,842
*,^	Cafe24 Corp.	92,436	4,836
	LF Corp.	285,962	4,824
	LG Hausys Ltd.	94,311	4,821
	Hyosung Chemical Corp.	33,936	4,819
^	Samwha Capacitor Co. Ltd.	112,263	4,757
^	L&F Co. Ltd.	243,125	4,757
	Korea Petrochemical Ind Co. Ltd.	46,344	4,731
*	CMG Pharmaceutical Co. Ltd.	1,819,243	4,719
^	Daea TI Co. Ltd.	962,627	4,655
*	Dongkuk Steel Mill Co. Ltd.	923,559	4,654
*	Lotte Tour Development Co. Ltd.	414,875	4,619
*,^	Feelux Co. Ltd.	769,792	4,600
*	Hyosung Advanced Materials Corp.	48,587	4,569
	SL Corp.	252,266	4,548
	Advanced Process Systems Corp.	195,832	4,529
^	Kumho Industrial Co. Ltd.	433,284	4,505
	TES Co. Ltd.	255,649	4,495
	Silicon Works Co. Ltd.	156,866	4,488
	Samyang Holdings Corp.	82,176	4,473
	S&T Motiv Co. Ltd.	114,172	4,459

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	DongKook Pharmaceutical Co. Ltd.	73,988	4,403
*	iNtRON Biotechnology Inc.	390,464	4,329
*,^	Vidente Co. Ltd.	422,874	4,257
§	Caregen Co. Ltd.	64,786	4,226
	Korea Real Estate Investment & Trust Co. Ltd.	2,225,022	4,223
	Korea Electric Terminal Co. Ltd.	106,437	4,215
*,^	Dongsung Pharmaceutical Co. Ltd.	274,517	4,157
^	Hansae Co. Ltd.	266,607	4,144
*	Duk San Neolux Co. Ltd.	206,728	4,029
	Halla Holdings Corp.	112,415	4,025
*	Seegene Inc.	220,518	4,014
	Dawonsys Co. Ltd.	303,289	3,877
	Orion Holdings Corp.	284,588	3,864
	Chongkundang Holdings Corp.	49,271	3,841
	Sebang Global Battery Co. Ltd.	117,110	3,831
	Jeil Pharma Holdings Inc.	250,917	3,829
*	Webzen Inc.	266,901	3,812
	Meritz Financial Group Inc.	355,696	3,802
^	YG Entertainment Inc.	165,036	3,800
	Daewoong Co. Ltd.	309,185	3,782
	Green Cross Cell Corp.	101,150	3,744
	SK Gas Ltd.	51,667	3,727
*	Eutilex Co. Ltd.	71,949	3,710
*,^	Anterogen Co. Ltd.	88,598	3,662
	Mirae Asset Life Insurance Co. Ltd.	1,061,980	3,653
	Binggrae Co. Ltd.	77,194	3,649
	Nexen Tire Corp.	452,703	3,638
	Maeil Dairies Co. Ltd.	47,854	3,630
	Dongwon F&B Co. Ltd.	18,177	3,579
	Hankook Technology Group Co. Ltd.	312,496	3,566
^	Jeil Pharmaceutical Co. Ltd.	117,867	3,515
	InBody Co. Ltd.	178,274	3,489
	Young Poong Corp.	6,636	3,476
	KEPCO Engineering & Construction Co. Inc.	195,964	3,455
*,^	SFA Semicon Co. Ltd.	1,145,117	3,439
	Youngone Holdings Co. Ltd.	76,041	3,431
*	Ilyang Pharmaceutical Co. Ltd.	182,684	3,420
*,^	Korea Line Corp.	178,335	3,398
	Huons Co. Ltd.	83,924	3,362
^	Jusung Engineering Co. Ltd.	544,164	3,316
	Kwang Dong Pharmaceutical Co. Ltd.	562,444	3,314
*	Yuyang DNU Co. Ltd.	679,702	3,286
	Dong-A Socio Holdings Co. Ltd.	40,963	3,259
	i-SENS Inc.	136,397	3,219
	Songwon Industrial Co. Ltd.	241,016	3,191
*	STCUBE	336,209	3,162
	Tongyang Inc.	2,557,869	3,152
	Modetour Network Inc.	232,289	3,144
	Posco ICT Co. Ltd.	754,872	3,106
	Hansol Paper Co. Ltd.	243,945	3,070
	Dongwon Industries Co. Ltd.	16,656	3,060
*,^	Insun ENT Co. Ltd.	497,451	3,039
*,^	KH Vatec Co. Ltd.	205,588	3,017
^	Wemade Co. Ltd.	133,335	3,007
	iMarketKorea Inc.	317,921	2,968
*,^	Inscobee Inc.	1,278,808	2,959
	JW Holdings Corp.	552,415	2,959
*,^	Samsung Pharmaceutical Co. Ltd.	846,734	2,909
*,^	Able C&C Co. Ltd.	284,919	2,906
	Harim Holdings Co. Ltd.	360,803	2,787
*	Binex Co. Ltd.	366,370	2,760
	Daishin Securities Co. Ltd. Preference Shares	341,235	2,743
^	Aekyung Industrial Co. Ltd.	112,965	2,721
	Cuckoo Homesys Co. Ltd.	81,935	2,717

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	SPC Samlip Co. Ltd.	33,950	2,674
*,^	Interflex Co. Ltd.	177,700	2,673
	Hanil Cement Co. Ltd.	31,138	2,622
*	Neowiz	178,455	2,617
*	KONA I Co. Ltd.	180,584	2,581
	GOLFZON Co. Ltd.	43,919	2,578
	Lock&Lock Co. Ltd.	253,620	2,569
^	ICD Co. Ltd.	209,214	2,556
*,^	NKMax Co. Ltd.	289,104	2,549
^	KC Tech Co. Ltd.	150,881	2,526
*,^	Aprogen pharmaceuticals Inc.	2,592,566	2,495
*,^	Peptron Inc.	217,704	2,494
*,^	Hyosung Heavy Industries Corp.	102,278	2,488
	Lotte Confectionery Co. Ltd.	20,576	2,484
	Namyang Dairy Products Co. Ltd.	6,093	2,466
	Hanwha General Insurance Co. Ltd.	1,017,257	2,440
	ST Pharm Co. Ltd.	152,183	2,400
^	SK Securities Co. Ltd.	4,648,403	2,394
*	Yuanta Securities Korea Co. Ltd.	1,083,742	2,386
*,^	Esmo Corp.	1,427,158	2,364
*	Seobu T&D	356,004	2,359
*,^	Doosan Solus Co. Ltd.	153,709	2,352
	Samchully Co. Ltd.	32,206	2,334
*,^	Kolon Life Science Inc.	117,186	2,295
^	Youlchon Chemical Co. Ltd.	197,380	2,286
^	Namhae Chemical Corp.	309,890	2,206
	Vieworks Co. Ltd.	105,942	2,200
	CJ Hello Co. Ltd.	418,958	2,195
	SK Discovery Co. Ltd.	113,638	2,190
*	Hansol Technics Co. Ltd.	341,543	2,184
^	INTOPS Co. Ltd.	180,507	2,130
	Lotte Food Co. Ltd.	5,680	2,105
*	Taihan Electric Wire Co. Ltd.	3,843,791	2,104
^	BGF Co. Ltd.	425,100	2,098
	Korea Asset In Trust Co. Ltd.	714,567	2,092
	Shinyoung Securities Co. Ltd.	43,247	2,054
	Samyang Corp.	49,428	2,052
	Hankook Shell Oil Co. Ltd.	7,191	2,048
	Toptec Co. Ltd.	291,073	2,037
*	Lutronic Corp.	289,706	2,035
	AK Holdings Inc.	75,070	2,015
	Kolmar Korea Holdings Co. Ltd.	107,261	2,014
	Seah Besteel Corp.	146,284	2,013
*	Wonik Holdings Co. Ltd.	509,506	1,962
^	Sung Kwang Bend Co. Ltd.	229,084	1,946
*	Gamevil Inc.	71,162	1,915
	Hancom Inc.	222,030	1,915
	Sungwoo Hitech Co. Ltd.	635,592	1,890
	KISWIRE Ltd.	100,440	1,882
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	1,869
^	Dae Hwa Pharmaceutical Co. Ltd.	158,443	1,854
*,^	Doosan Fuel Cell Co. Ltd.	278,859	1,850
*,^	Homecast Co. Ltd.	449,092	1,816
*,^	Hyundai Electric & Energy System Co. Ltd.	195,490	1,798
^	NS Shopping Co. Ltd.	213,314	1,784
	Kyobo Securities Co. Ltd.	227,801	1,775
*,^	Woongjin Thinkbig Co. Ltd.	768,433	1,756
	KT Skylife Co. Ltd.	231,378	1,729
^	Huons Global Co. Ltd.	64,876	1,683
	Daekyo Co. Ltd.	317,571	1,679
^	Kolon Corp.	111,659	1,661
	Hyundai Corp.	109,504	1,658
^	Muhak Co. Ltd.	210,792	1,634
	TK Corp.	188,198	1,622

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Cuckoo Holdings Co. Ltd.	18,059	1,606
	CJ CheilJedang Corp. Preference Shares	19,037	1,599
	Hyundai Livart Furniture Co. Ltd.	130,989	1,583
	E1 Corp.	36,346	1,526
*	Hansol Holdings Co. Ltd.	431,641	1,470
	Dae Han Flour Mills Co. Ltd.	10,937	1,443
	Humedix Co. Ltd.	73,996	1,432
*	Eusu Holdings Co. Ltd.	233,584	1,427
^	CJ Freshway Corp.	63,650	1,389
	Tongyang Life Insurance Co. Ltd.	436,665	1,375
*,^	Agabang&Company	422,993	1,330
*,^	Cellumed Co. Ltd.	278,259	1,328
	Eugene Investment & Securities Co. Ltd.	747,626	1,318
^	KC Co. Ltd.	109,904	1,317
*,^	COSON Co. Ltd.	214,941	1,282
	Sindoh Co. Ltd.	38,198	1,257
*,^	Lumens Co. Ltd.	671,176	1,221
	Cell Biotech Co. Ltd.	72,304	1,207
*	KTB Investment & Securities Co. Ltd.	596,367	1,183
	Interpark Holdings Corp.	571,987	1,179
	KISCO Corp.	289,193	1,151
	S&T Dynamics Co. Ltd.	221,389	1,133
*	CUROCOM Co. Ltd.	1,081,942	1,080
	Sam Young Electronics Co. Ltd.	142,933	1,072
*	Taewoong Co. Ltd.	114,591	1,066
*,^	Coreana Cosmetics Co. Ltd.	319,446	1,051
^	It’s Hanbul Co. Ltd.	58,492	1,026
*,^	Ssangyong Motor Co.	502,923	987
	SeAH Steel Corp.	18,142	970
*,^	SBS Media Holdings Co. Ltd.	561,659	948
*	GNCO Co. Ltd.	956,149	942
^	Hanil Holdings Co. Ltd.	22,911	941
	Byucksan Corp.	557,959	937
*,^	Leaders Cosmetics Co. Ltd.	163,771	861
^	COSMAX NBT Inc.	149,296	857
*,^	Humax Co. Ltd.	197,853	847
*,^	Jenax Inc.	240,137	816
	DB Financial Investment Co. Ltd.	211,514	766
	SeAH Steel Holdings Corp.	16,856	684
	Cosmax BTI Inc	50,017	621
*	G-SMATT GLOBAL Co. Ltd.	1,484,146	571
	Samsung Electronics Co. Ltd. GDR	388	415
*,§	Tera Resource Co. Ltd.	209,223	9
*,§	CNK International Co. Ltd.	259,916	—
			12,378,284
Spain (1.8%)
	Banco Santander SA (XMAD)	254,992,184	1,023,881
*	Iberdrola SA	94,667,802	973,101
	Banco Bilbao Vizcaya Argentaria SA	106,545,545	561,164
	Telefonica SA	72,926,851	560,032
^	Industria de Diseno Textil SA	16,871,558	525,737
	Amadeus IT Group SA	6,428,763	475,594
*	Repsol SA	21,444,812	353,408
*	Ferrovial SA	7,637,385	225,330
2	Aena SME SA	1,124,981	206,506
	CaixaBank SA	57,889,270	166,005
	Grifols SA	5,048,619	162,873
*	ACS Actividades de Construccion y Servicios SA	3,894,949	158,052
^,2	Cellnex Telecom SA (XMAD)	3,361,938	145,065
	Red Electrica Corp. SA	6,959,406	139,868
	Endesa SA	5,103,460	138,994
	Naturgy Energy Group SA	4,870,291	132,693
	Banco de Sabadell SA	90,562,721	99,550
	Enagas SA	3,651,236	90,349

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Merlin Properties Socimi SA	5,374,488	79,118
	Bankinter SA	11,122,582	77,035
	Inmobiliaria Colonial Socimi SA	5,379,166	69,512
	Siemens Gamesa Renewable Energy SA	3,615,864	49,780
	Mapfre SA	16,167,814	45,125
*	Cellnex Telecom SA	976,896	42,122
	Bankia SA	19,714,159	37,611
	Banco Santander SA (XMEX)	9,179,183	36,337
	Viscofan SA	644,589	34,958
	Acciona SA	335,450	34,947
	Bolsas y Mercados Espanoles SHMSF SA	1,191,571	33,054
*	Masmovil Ibercom SA	1,366,646	31,643
	Applus Services SA	2,328,171	28,135
	Ebro Foods SA	1,229,595	26,993
	Acerinox SA	2,757,532	25,853
	Faes Farma SA	4,293,277	24,672
	Zardoya Otis SA	2,908,752	22,055
	CIE Automotive SA	881,288	21,951
	Cia de Distribucion Integral Logista Holdings SA	1,041,263	21,832
*	Indra Sistemas SA	2,028,388	19,595
*	Almirall SA	977,456	18,359
	Corp Financiera Alba SA	339,817	16,963
	Prosegur Cia de Seguridad SA	4,268,925	16,566
*	Sacyr SA	5,659,228	16,102
*,2	Neinor Homes SA	1,216,700	16,041
	Mediaset Espana Comunicacion SA	2,480,701	15,179
	Melia Hotels International SA	1,837,126	14,980
2	Euskaltel SA	1,562,673	14,553
*	Fomento de Construcciones y Contratas SA	1,198,034	14,497
	Construcciones y Auxiliar de Ferrocarriles SA	295,154	13,255
*	Tecnicas Reunidas SA	500,683	12,603
*	Fluidra SA	984,232	12,283
2	Unicaja Banco SA	13,107,273	11,870
2	Gestamp Automocion SA	2,544,772	10,904
2	Prosegur Cash SA	6,134,719	9,593
*	Promotora de Informaciones SA	6,370,964	9,465
	Grifols SA Preference Shares	427,996	9,341
	Lar Espana Real Estate Socimi SA	1,026,069	9,300
^	Ence Energia y Celulosa SA	2,038,777	8,051
*,2	Global Dominion Access SA	1,827,655	7,673
*,2	Aedas Homes SAU	322,375	7,448
	Liberbank SA	21,187,074	6,788
2	Metrovacesa SA	699,931	6,608
*	Pharma Mar SA	2,653,356	5,651
	Atresmedia Corp. de Medios de Comunicacion SA	1,304,880	5,461
^	NH Hotel Group SA	333,052	1,668
*	Distribuidora Internacional de Alimentacion SA Rights Exp. 11/13/2019	25,021,130	502
*,^	Distribuidora Internacional de Alimentacion SA	2,502,113	489
	Telefonica SA ADR	1,995	15
*,^,§	Let’s GOWEX SA	155,449	—
			7,192,738
Sweden (2.0%)
	Telefonaktiebolaget LM Ericsson Class B	48,184,283	421,072
^	Investor AB Class B	8,125,472	416,873
^	Atlas Copco AB Class A	10,220,449	360,746
	Volvo AB Class B	24,042,876	360,301
	Assa Abloy AB Class B	14,745,293	350,177
	Sandvik AB	17,307,676	305,780
	Essity AB Class B	9,764,344	305,045
^	Hennes & Mauritz AB Class B	14,083,333	295,180
	Svenska Handelsbanken AB Class A	23,183,472	232,665
	Swedbank AB Class A	16,115,374	225,829
	Skandinaviska Enskilda Banken AB Class A	23,199,737	222,516
	Hexagon AB Class B	4,048,598	207,280

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Telia Co. AB	42,352,035	186,303
^	Atlas Copco AB Class B	5,927,823	183,930
	Swedish Match AB	2,729,428	128,224
	Tele2 AB	8,565,272	122,613
	Skanska AB Class B	5,744,361	122,394
	Boliden AB	4,405,613	118,808
	Alfa Laval AB	5,052,477	116,941
^	Epiroc AB Class A	9,975,988	112,402
	SKF AB	6,137,975	111,135
	Kinnevik AB	3,850,545	105,380
	Svenska Cellulosa AB SCA Class B	9,926,543	101,292
	Electrolux AB Class B	3,851,188	101,253
	Lundin Petroleum AB	2,810,930	93,093
	Castellum AB	4,365,099	89,204
	Elekta AB Class B	5,736,594	79,916
	Securitas AB Class B	4,980,823	79,754
	Industrivarden AB	3,103,701	67,247
	Nibe Industrier AB Class B	4,826,789	66,091
^	Epiroc AB Class B	6,026,586	65,638
	Industrivarden AB Class A	2,937,128	65,016
	Fabege AB	4,255,880	63,559
	Trelleborg AB Class B	3,904,205	63,134
	Investor AB Class A	1,251,652	63,094
	Getinge AB	3,595,408	61,469
*	Fastighets AB Balder Class B	1,563,325	60,633
	ICA Gruppen AB	1,253,372	55,464
	Husqvarna AB	6,597,756	50,545
	AAK AB	2,781,033	49,333
	Holmen AB	1,630,120	48,106
2	Evolution Gaming Group AB	1,988,912	47,570
	Loomis AB Class B	1,228,164	47,554
	Indutrade AB	1,522,537	46,944
^	Saab AB Class B	1,510,136	46,636
	L E Lundbergforetagen AB Class B	1,209,872	45,600
*	Swedish Orphan Biovitrum AB	2,837,656	45,000
2	Dometic Group AB	4,763,871	44,229
	Sweco AB Class B	1,064,887	37,468
	Axfood AB	1,710,836	36,849
	Lifco AB Class B	736,918	36,756
	Hexpol AB	4,039,543	36,042
	BillerudKorsnas AB	2,893,239	34,797
^,2	Thule Group AB	1,673,956	34,088
	AF POYRY AB	1,562,581	33,264
^	Intrum AB	1,208,675	32,585
	Wihlborgs Fastigheter AB	2,146,922	32,484
	Nordic Entertainment Group AB Class B	1,056,851	30,041
2	Bravida Holding AB	3,254,558	29,989
	Hufvudstaden AB Class A	1,786,726	29,899
^	JM AB	1,139,148	29,181
	Wallenstam AB	2,587,249	28,336
	Kungsleden AB	3,047,532	27,694
	Beijer Ref AB	1,018,984	27,510
	Peab AB	3,236,314	27,290
^	Investment AB Latour Class B	1,987,655	26,892
^	NCC AB Class B	1,496,525	24,052
	Pandox AB Class B	1,190,307	23,820
	Hemfosa Fastigheter AB	2,289,310	23,591
^	SSAB AB Class B	9,262,751	23,335
*	AddTech AB	711,448	19,798
	Mycronic AB	1,100,961	18,326
*	Nyfosa AB	2,587,537	17,292
	Avanza Bank Holding AB	1,940,158	16,553
	Vitrolife AB	1,020,326	15,920
	Klovern AB	8,963,611	15,657

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Nolato AB Class B	278,129	15,584
	Atrium Ljungberg AB	744,954	14,834
	Arjo AB	3,494,349	14,412
*,^	Sectra AB Class B	405,536	13,503
	Bure Equity AB	839,292	12,973
*	Hembla AB Class B	569,319	12,697
	Lindab International AB	1,133,661	12,680
2	Resurs Holding AB	2,129,062	12,538
	Bonava AB Class B	1,290,161	12,443
	Catena AB	338,054	12,383
	Bilia AB	1,221,763	12,261
^	SSAB AB Class A	4,177,025	11,691
	Nobia AB	1,810,620	11,561
	Cloetta AB Class B	3,341,074	11,345
2	Scandic Hotels Group AB	1,133,587	10,907
*	Modern Times Group MTG AB Class B	1,067,323	9,898
*	Betsson AB	1,994,042	9,822
2	Attendo AB	1,696,414	8,662
	Svenska Handelsbanken AB Class B	854,487	8,587
*	NetEnt AB	2,949,703	8,344
	Ratos AB	3,164,394	8,167
	Concentric AB	589,026	7,875
	SkiStar AB	637,793	7,654
	Klovern AB Preference Shares	199,056	7,350
*	Adapteo Oyj	666,312	7,295
	Investment AB Oresund	549,141	7,243
*	Hansa Biopharma AB	525,801	7,005
	Hemfosa Fastigheter AB Preference Shares	345,490	6,768
^	Clas Ohlson AB	618,617	5,952
	Sagax AB	1,528,899	5,806
*	Mekonomen AB	659,857	5,621
*,2	Munters Group AB	1,146,327	5,525
*	SAS AB	3,151,721	4,928
	Telefonaktiebolaget LM Ericsson Class A	400,273	3,493
*	Collector AB	577,128	2,810
	NCC AB Class A	154,536	2,457
	Skandinaviska Enskilda Banken AB	187,502	1,813
	Sagax AB Preference Shares	319,745	1,221
	Bonava AB	73,624	770
			7,765,355
Switzerland (5.7%)
	Nestle SA	46,504,971	4,975,164
	Roche Holding AG	11,122,732	3,347,453
	Novartis AG	34,637,759	3,026,484
	Zurich Insurance Group AG	2,338,470	915,979
	UBS Group AG	55,048,104	651,504
	Cie Financiere Richemont SA	8,203,313	644,626
	ABB Ltd.	28,674,208	602,158
	Credit Suisse Group AG	40,323,364	499,118
	Swiss Re AG	4,455,255	467,306
*	Alcon Inc.	7,371,751	435,952
	Givaudan SA	148,166	435,302
	Lonza Group AG	1,189,307	428,665
	Sika AG	2,228,425	383,081
	LafargeHolcim Ltd. (XVTX)	6,693,840	345,526
	Geberit AG	571,716	290,483
	Swiss Life Holding AG	534,401	267,637
	SGS SA	82,959	216,366
	Swisscom AG	407,519	208,444
	Partners Group Holding AG	265,013	207,097
	Sonova Holding AG	883,564	202,759
	Schindler Holding AG	657,224	161,018
	Julius Baer Group Ltd.	3,488,494	154,483
	Adecco Group AG	2,468,938	146,769

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Roche Holding AG (Bearer)	484,925	144,569
	Straumann Holding AG	161,499	144,296
	Baloise Holding AG	751,567	139,005
	Temenos AG	958,311	137,106
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,647	134,871
	Swatch Group AG (Bearer)	469,368	130,146
	Kuehne & Nagel International AG	804,602	129,989
	Swiss Prime Site AG	1,217,861	125,527
	Chocoladefabriken Lindt & Spruengli AG	15,764	117,173
	Vifor Pharma AG	715,236	112,635
	Logitech International SA	2,352,818	96,576
	PSP Swiss Property AG	641,809	84,953
	Barry Callebaut AG	37,699	79,669
	Helvetia Holding AG	540,793	75,964
	LafargeHolcim Ltd. (XPAR)	1,401,544	71,984
	EMS-Chemie Holding AG	114,268	71,589
	Schindler Holding AG (Registered)	299,382	70,898
	Clariant AG	3,219,030	66,031
	Georg Fischer AG	66,273	63,294
2	VAT Group AG	414,840	60,995
^	BB Biotech AG	903,445	56,297
*	ams AG	1,249,459	56,142
	Flughafen Zurich AG	306,433	55,217
	Cembra Money Bank AG	468,984	49,734
	Pargesa Holding SA	628,628	49,692
	Belimo Holding AG	7,513	47,125
2	Galenica AG	780,379	46,719
	Tecan Group AG	193,009	45,662
	Allreal Holding AG	230,905	44,992
2	Sunrise Communications Group AG	549,834	42,780
	Dufry AG	454,433	39,525
	Landis&Gyr Group AG	405,932	37,692
	Banque Cantonale Vaudoise	46,410	36,391
	Swatch Group AG (Registered)	671,274	36,038
	Bucher Industries AG	108,475	33,575
*	Idorsia Ltd.	1,447,703	32,979
	OC Oerlikon Corp. AG	3,137,433	32,197
	dormakaba Holding AG	49,406	31,648
	SIG Combibloc Group AG	2,230,617	30,927
	Mobimo Holding AG	105,387	29,721
	Sulzer AG	288,880	29,215
	DKSH Holding AG	584,716	27,804
	Emmi AG	31,842	26,967
	Siegfried Holding AG	66,010	26,908
	Vontobel Holding AG	452,766	26,398
	Forbo Holding AG	16,021	25,529
	SFS Group AG	283,976	25,157
	Valiant Holding AG	245,865	24,973
	Inficon Holding AG	31,279	22,440
	BKW AG	293,069	21,631
	Daetwyler Holding AG	120,574	20,780
	Interroll Holding AG	9,082	18,792
	Huber & Suhner AG	277,725	18,503
	HBM Healthcare Investments AG	91,086	18,401
	Conzzeta AG	20,522	17,892
	St. Galler Kantonalbank AG	40,327	17,654
	Berner Kantonalbank AG	70,021	15,440
	Schweiter Technologies AG	14,737	15,146
	Valora Holding AG	51,767	14,826
	Kardex AG	95,513	13,880
	Bachem Holding AG	85,666	13,077
^	Komax Holding AG	57,779	12,295
	Burckhardt Compression Holding AG	49,411	11,775
	VZ Holding AG	42,132	11,770

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Comet Holding AG	116,251	11,631
*	Aryzta AG XVTX	14,510,542	11,462
	Liechtensteinische Landesbank AG	156,064	10,305
	LEM Holding SA	7,780	9,204
	Implenia AG	239,316	9,120
	Intershop Holding AG	16,420	9,032
	u-blox Holding AG	110,348	8,945
*	GAM Holding AG	2,531,126	8,449
*	COSMO Pharmaceuticals NV	109,389	8,118
^	Arbonia AG	642,475	8,068
	Vetropack Holding AG	2,957	8,028
	Bell Food Group AG	28,550	7,843
	EFG International AG	1,154,174	7,293
*,^	Basilea Pharmaceutica AG	171,599	7,052
	Bossard Holding AG	43,607	6,925
	ALSO Holding AG	46,436	6,913
^	Bobst Group SA	126,591	6,649
	Rieter Holding AG	48,510	6,612
^	Ypsomed Holding AG	43,484	6,451
	Zehnder Group AG	141,725	6,195
	Swissquote Group Holding SA	137,963	6,019
	VP Bank AG	36,663	5,720
	Ascom Holding AG	576,731	5,719
*,^	Leonteq AG	171,786	5,488
^	Autoneum Holding AG	47,264	5,302
*,^	Meyer Burger Technology AG	10,805,046	4,563
	Hiag Immobilien Holding AG	39,537	4,231
	APG SGA SA	13,505	3,988
*,^	Alpiq Holding AG	53,239	3,854
	Kudelski SA	544,063	3,163
*,^	Schmolz & Bickenbach AG	5,741,205	1,521
*,§	Aryzta AG XLON	772,280	1,072
*	Panalpina Welttransport Holding AG	2,580	595
*	Aryzta AG (XDUB)	54,214	44
			22,598,524
Taiwan (3.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	386,254,768	3,785,221
	Hon Hai Precision Industry Co. Ltd.	192,055,745	507,239
	MediaTek Inc.	23,745,239	317,114
	Formosa Plastics Corp.	78,481,054	251,916
	Largan Precision Co. Ltd.	1,649,946	242,104
	Nan Ya Plastics Corp.	90,990,413	215,017
	CTBC Financial Holding Co. Ltd.	293,511,872	204,053
	Chunghwa Telecom Co. Ltd.	54,085,198	199,167
	Uni-President Enterprises Corp.	77,241,659	190,816
	Fubon Financial Holding Co. Ltd.	118,506,792	173,380
	Mega Financial Holding Co. Ltd.	176,292,815	173,027
	Cathay Financial Holding Co. Ltd.	127,178,563	168,341
	E.Sun Financial Holding Co. Ltd.	177,966,205	160,803
	Formosa Chemicals & Fibre Corp.	55,194,917	160,434
	China Steel Corp.	199,273,577	153,438
	Delta Electronics Inc.	34,787,329	152,733
	ASE Technology Holding Co. Ltd.	52,356,461	135,835
	First Financial Holding Co. Ltd.	161,187,797	118,191
	Yuanta Financial Holding Co. Ltd.	181,180,169	113,232
	Hua Nan Financial Holdings Co. Ltd.	148,498,368	106,715
	Taiwan Cooperative Financial Holding Co. Ltd.	153,599,595	105,676
	Taiwan Cement Corp.	78,886,392	104,733
	Catcher Technology Co. Ltd.	11,849,422	100,437
	Taiwan Mobile Co. Ltd.	25,737,301	95,964
	Hotai Motor Co. Ltd.	5,166,885	91,404
	President Chain Store Corp.	9,126,309	91,045
	Chailease Holding Co. Ltd.	19,747,124	88,981
	Quanta Computer Inc.	43,301,468	83,064

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Chang Hwa Commercial Bank Ltd.	104,103,913	81,231
	Asustek Computer Inc.	11,430,091	77,541
	Taishin Financial Holding Co. Ltd.	166,755,402	77,443
	United Microelectronics Corp.	167,189,905	76,994
	China Development Financial Holding Corp.	234,007,758	72,979
	SinoPac Financial Holdings Co. Ltd.	173,739,200	71,303
	Formosa Petrochemical Corp.	22,072,793	70,304
	Win Semiconductors Corp.	6,485,093	67,502
	Yageo Corp.	6,339,561	65,053
	Pegatron Corp.	32,385,071	62,884
	Far EasTone Telecommunications Co. Ltd.	26,078,842	62,574
	Far Eastern New Century Corp.	64,012,493	62,255
	Shanghai Commercial & Savings Bank Ltd.	36,022,000	61,941
	Advantech Co. Ltd.	6,108,490	60,351
	Novatek Microelectronics Corp.	9,246,991	59,233
	Shin Kong Financial Holding Co. Ltd.	185,602,082	58,633
	Pou Chen Corp.	43,432,146	58,066
	Lite-On Technology Corp.	34,674,459	57,137
	Realtek Semiconductor Corp.	7,608,758	56,441
	Asia Cement Corp.	38,132,955	53,829
	Accton Technology Corp.	8,499,436	50,560
	Walsin Technology Corp.	7,855,765	47,031
	Cheng Shin Rubber Industry Co. Ltd.	29,874,063	46,951
	Zhen Ding Technology Holding Ltd.	9,465,254	44,755
	Eclat Textile Co. Ltd.	3,238,688	43,426
	Wistron Corp.	45,752,524	41,946
	Compal Electronics Inc.	68,559,212	40,928
	Feng TAY Enterprise Co. Ltd.	5,990,541	40,468
	Globalwafers Co. Ltd.	3,390,676	40,455
	Taiwan High Speed Rail Corp.	33,736,297	39,923
	Foxconn Technology Co. Ltd.	18,372,703	39,290
*	China Life Insurance Co. Ltd.	47,160,896	38,869
	Powertech Technology Inc.	11,624,761	36,642
	Inventec Corp.	49,856,836	36,125
	Giant Manufacturing Co. Ltd.	4,838,248	35,776
	Hiwin Technologies Corp.	4,137,805	35,497
	Micro-Star International Co. Ltd.	11,219,460	33,134
	Airtac International Group	2,374,356	32,269
	Taiwan Business Bank	75,717,213	31,919
	Vanguard International Semiconductor Corp.	14,915,141	31,867
	Unimicron Technology Corp.	20,708,661	31,821
	Tripod Technology Corp.	8,098,270	31,298
	Chroma ATE Inc.	6,278,951	31,220
	WPG Holdings Ltd.	24,612,420	31,202
	Innolux Corp.	139,513,465	30,925
	Chicony Electronics Co. Ltd.	9,872,280	30,671
	Nanya Technology Corp.	13,074,946	29,906
	Macronix International	28,434,546	28,865
	Chunghwa Telecom Co. Ltd. ADR	781,460	28,586
	Radiant Opto-Electronics Corp.	7,177,227	28,496
	AU Optronics Corp.	110,308,874	28,124
	Acer Inc.	47,900,771	27,950
	Synnex Technology International Corp.	22,822,184	27,221
	Silergy Corp.	969,301	27,154
	Winbond Electronics Corp.	47,760,909	26,885
	Teco Electric and Machinery Co. Ltd.	30,177,034	26,758
	Simplo Technology Co. Ltd.	2,859,139	26,336
	Sino-American Silicon Products Inc.	8,659,540	26,035
	Walsin Lihwa Corp.	51,232,176	25,055
	ITEQ Corp.	4,872,508	24,679
	Compeq Manufacturing Co. Ltd.	17,493,494	24,472
	Phison Electronics Corp.	2,581,454	23,473
	Highwealth Construction Corp.	15,268,367	23,435
	Merida Industry Co. Ltd.	4,037,004	23,361

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	King Yuan Electronics Co. Ltd.	18,310,721	22,938
	Parade Technologies Ltd.	1,113,732	21,520
*	Tatung Co. Ltd.	35,307,319	21,220
*	Wiwynn Corp.	1,101,000	20,951
	Nan Kang Rubber Tire Co. Ltd.	11,264,745	20,529
	Nien Made Enterprise Co. Ltd.	2,231,522	20,242
	Chipbond Technology Corp.	10,168,635	20,147
	Taiwan Fertilizer Co. Ltd.	12,377,225	19,701
	Elite Material Co. Ltd.	4,581,298	19,029
	Ruentex Development Co. Ltd.	12,462,278	19,008
	Eva Airways Corp.	39,771,293	18,636
	Formosa Taffeta Co. Ltd.	16,293,498	18,534
	TA Chen Stainless Pipe	17,124,767	18,479
	TCI Co. Ltd.	1,647,788	18,197
	Voltronic Power Technology Corp.	806,915	17,862
	Genius Electronic Optical Co. Ltd.	1,228,178	17,690
	Makalot Industrial Co. Ltd.	3,085,234	17,225
	Qisda Corp.	22,783,660	17,085
	FLEXium Interconnect Inc.	4,714,334	16,939
	Ruentex Industries Ltd.	7,022,063	16,860
	Taichung Commercial Bank Co. Ltd.	42,801,452	16,534
	Poya International Co. Ltd.	1,185,465	16,284
	King’s Town Bank Co. Ltd.	15,587,696	16,217
	Taiwan Union Technology Corp.	3,658,239	16,032
	Epistar Corp.	16,260,605	15,806
*	Evergreen Marine Corp. Taiwan Ltd.	38,475,644	15,755
	Lien Hwa Industrial Holdings Corp.	13,608,106	15,506
	International CSRC Investment Holdings Co.	14,322,159	15,412
	China Petrochemical Development Corp.	46,090,290	15,355
	Taiwan Surface Mounting Technology Corp.	4,678,113	15,294
	Far Eastern Department Stores Ltd.	17,800,887	15,278
	Standard Foods Corp.	7,394,849	14,932
	Merry Electronics Co. Ltd.	2,988,144	14,623
	E Ink Holdings Inc.	14,880,378	14,601
	HTC Corp.	11,884,079	14,357
	Elan Microelectronics Corp.	4,644,344	14,329
	ASPEED Technology Inc.	539,183	14,090
*	TaiMed Biologics Inc.	3,201,087	14,010
	IBF Financial Holdings Co. Ltd.	38,908,909	13,926
	CTCI Corp.	10,344,642	13,907
	Sinbon Electronics Co. Ltd.	3,370,391	13,638
	Gigabyte Technology Co. Ltd.	8,169,160	13,623
	China Airlines Ltd.	45,616,932	13,585
	Far Eastern International Bank	33,760,870	13,245
	Hota Industrial Manufacturing Co. Ltd.	3,552,069	13,146
	Great Wall Enterprise Co. Ltd.	10,482,544	12,972
	United Integrated Services Co. Ltd.	2,452,603	12,755
	eMemory Technology Inc.	1,151,253	12,705
	King Slide Works Co. Ltd.	1,041,930	12,451
	General Interface Solution Holding Ltd.	3,269,516	12,268
	Visual Photonics Epitaxy Co. Ltd.	3,131,609	12,244
	Bizlink Holding Inc.	1,781,556	12,112
	Tong Yang Industry Co. Ltd.	7,733,142	12,073
	Global Unichip Corp.	1,371,525	12,025
	Wistron NeWeb Corp.	4,814,164	11,998
	Eternal Materials Co. Ltd.	14,011,248	11,911
	St. Shine Optical Co. Ltd.	761,727	11,900
	Mitac Holdings Corp.	13,295,119	11,684
*	TPK Holding Co. Ltd.	5,320,313	11,575
	Taiwan Secom Co. Ltd.	3,916,466	11,212
	Clevo Co.	9,218,551	11,148
	Grape King Bio Ltd.	1,738,683	10,765
	Primax Electronics Ltd.	5,010,882	10,684
	Huaku Development Co. Ltd.	3,868,856	10,620

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Taiwan Paiho Ltd.	3,993,592	10,434
	Cub Elecparts Inc.	1,240,736	10,387
	Tong Hsing Electronic Industries Ltd.	2,326,610	10,306
	Lotes Co. Ltd.	1,079,038	10,127
	International Games System Co. Ltd.	783,763	10,081
	ChipMOS Technologies Inc.	10,066,348	9,961
*	PharmaEssentia Corp.	2,647,562	9,960
	Unitech Printed Circuit Board Corp.	9,133,956	9,933
	Sercomm Corp.	3,726,250	9,804
	Sitronix Technology Corp.	1,627,567	9,712
	Cheng Uei Precision Industry Co. Ltd.	6,392,595	9,577
	Egis Technology Inc.	1,059,582	9,525
	LandMark Optoelectronics Corp.	1,129,765	9,498
*	OBI Pharma Inc.	2,142,745	9,388
	Capital Securities Corp.	30,979,508	9,355
	Chilisin Electronics Corp.	3,311,701	9,335
	Asia Optical Co. Inc.	3,380,519	9,323
	Center Laboratories Inc.	4,257,596	9,311
	Yulon Motor Co. Ltd.	14,457,491	9,298
	Getac Technology Corp.	5,636,752	9,241
	WT Microelectronics Co. Ltd.	8,075,296	9,225
	Wafer Works Corp.	7,995,165	9,180
	China Steel Chemical Corp.	2,207,245	9,160
	Chunghwa Precision Test Tech Co. Ltd.	284,368	9,114
	TTY Biopharm Co. Ltd.	3,419,457	9,002
	Sunny Friend Environmental Technology Co. Ltd.	1,034,798	8,959
*	Grand Pacific Petrochemical	14,812,283	8,945
	ASMedia Technology Inc.	549,775	8,817
	HannStar Display Corp.	41,264,793	8,768
*	United Renewable Energy Co. Ltd.	32,323,422	8,744
	Cheng Loong Corp.	14,609,761	8,709
	Oriental Union Chemical Corp.	12,027,474	8,687
	TSRC Corp.	10,842,009	8,641
	Chong Hong Construction Co. Ltd.	3,198,790	8,610
	Transcend Information Inc.	3,964,325	8,608
	Coretronic Corp.	6,663,212	8,608
	U-Ming Marine Transport Corp.	7,757,610	8,598
*	Run Long Construction Co. Ltd.	3,812,449	8,585
	Charoen Pokphand Enterprise	3,960,431	8,529
	Yulon Finance Corp.	2,277,238	8,448
	Topco Scientific Co. Ltd.	2,645,260	8,412
	Taiwan Glass Industry Corp.	21,962,615	8,369
	Shin Zu Shing Co. Ltd.	2,108,526	8,362
^	AU Optronics Corp. ADR	3,328,829	8,322
	Career Technology MFG. Co. Ltd.	6,663,388	8,265
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,585,133	8,265
	United Microelectronics Corp. ADR	3,610,515	8,160
*	AURAS Technology Co. Ltd.	1,059,000	7,974
	Shinkong Synthetic Fibers Corp.	20,863,312	7,651
	Advanced Wireless Semiconductor Co.	2,134,646	7,591
	Tung Ho Steel Enterprise Corp.	10,649,567	7,550
	Holy Stone Enterprise Co. Ltd.	2,264,126	7,491
	Cathay Real Estate Development Co. Ltd.	10,400,505	7,480
	Sigurd Microelectronics Corp.	6,061,754	7,388
	Arcadyan Technology Corp.	2,389,913	7,371
	Jentech Precision Industrial Co. Ltd.	1,308,948	7,312
	Wan Hai Lines Ltd.	12,271,127	7,300
	Kinsus Interconnect Technology Corp.	4,597,758	7,263
	Ardentec Corp.	7,751,391	7,218
	Chlitina Holding Ltd.	876,977	6,982
	Goldsun Building Materials Co. Ltd.	15,430,722	6,975
*	Asia Pacific Telecom Co. Ltd.	34,944,926	6,874
	Pixart Imaging Inc.	1,785,804	6,873
	Sanyang Motor Co. Ltd.	9,499,689	6,814

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Advanced Ceramic X Corp.	824,971	6,801
	YFY Inc.	17,103,047	6,718
	Wisdom Marine Lines Co. Ltd.	6,626,903	6,656
	Kinpo Electronics	17,827,193	6,579
	Faraday Technology Corp.	3,409,786	6,457
	Foxsemicon Integrated Technology Inc.	1,235,081	6,416
*	CMC Magnetics Corp.	17,089,610	6,387
	BES Engineering Corp.	23,807,754	6,359
*	PChome Online Inc.	1,450,661	6,286
*	Hung Sheng Construction Ltd.	9,118,480	6,274
	Nan Ya Printed Circuit Board Corp.	3,385,556	6,131
	Kindom Development Co. Ltd.	5,870,955	6,126
*	Mercuries Life Insurance Co. Ltd.	17,245,725	6,089
	Taiwan Semiconductor Co. Ltd.	3,621,342	6,050
	Cleanaway Co. Ltd.	1,149,359	5,965
*	Rexon Industrial Corp. Ltd.	2,187,000	5,925
*	Via Technologies Inc.	5,572,909	5,922
*	XinTec Inc.	2,862,714	5,900
	Taiwan Styrene Monomer	8,306,977	5,892
	Asia Vital Components Co. Ltd.	4,302,644	5,879
	China Man-Made Fiber Corp.	22,005,497	5,873
	Ennoconn Corp.	776,660	5,807
	Wei Chuan Foods Corp.	6,669,507	5,770
	Longchen Paper & Packaging Co. Ltd.	12,738,222	5,657
	Gourmet Master Co. Ltd.	1,239,237	5,635
	Lung Yen Life Service Corp.	2,814,221	5,612
	Jih Sun Financial Holdings Co. Ltd.	17,785,225	5,588
	A-DATA Technology Co. Ltd.	3,362,467	5,579
	Kenda Rubber Industrial Co. Ltd.	5,235,556	5,578
	China Motor Corp.	4,090,222	5,561
	Sporton International Inc.	890,174	5,554
	Yungtay Engineering Co. Ltd.	2,598,000	5,545
	Tainan Spinning Co. Ltd.	15,042,940	5,529
	ASE Technology Holding Co. Ltd. ADR	1,083,473	5,526
*	Brighton-Best International Taiwan Inc.	5,255,000	5,521
	USI Corp.	12,539,641	5,513
	Greatek Electronics Inc.	3,912,961	5,500
	Systex Corp.	2,238,140	5,442
	Nantex Industry Co. Ltd.	5,230,409	5,420
	Formosa International Hotels Corp.	1,019,756	5,418
	Concraft Holding Co. Ltd.	869,979	5,414
	Prince Housing & Development Corp.	14,633,870	5,409
	Everlight Electronics Co. Ltd.	5,877,687	5,392
	Supreme Electronics Co. Ltd.	5,633,033	5,366
	TXC Corp.	4,334,090	5,311
	Chin-Poon Industrial Co. Ltd.	5,209,799	5,279
	Machvision Inc.	527,768	5,246
*	Ritek Corp.	19,583,122	5,208
	Feng Hsin Steel Co. Ltd.	2,990,385	5,177
	Holtek Semiconductor Inc.	2,365,952	5,159
	momo.com Inc.	593,801	5,147
	SDI Corp.	2,492,876	5,086
	President Securities Corp.	11,694,203	5,069
	Darfon Electronics Corp.	3,762,164	5,040
*	Newmax Technology Co. Ltd.	1,556,000	5,032
	Global Mixed Mode Technology Inc.	1,205,342	5,020
	China General Plastics Corp.	6,805,531	5,016
	Pan Jit International Inc.	5,322,398	5,011
	Farglory Land Development Co. Ltd.	3,867,158	4,915
	Yieh Phui Enterprise Co. Ltd.	16,195,938	4,852
	Taiwan PCB Techvest Co. Ltd.	4,029,549	4,835
	AcBel Polytech Inc.	6,637,994	4,834
	Test Research Inc.	2,880,878	4,821
	OptoTech Corp.	5,686,266	4,814

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	China Metal Products	4,645,113	4,800
*	Pharmally International Holding Co. Ltd.	621,691	4,730
	Taiwan Cogeneration Corp.	4,878,754	4,694
	Pan-International Industrial Corp.	6,092,613	4,694
	Lite-On Semiconductor Corp.	3,396,636	4,662
	Johnson Health Tech Co. Ltd.	1,781,092	4,599
	Ginko International Co. Ltd.	755,780	4,511
	Xxentria Technology Materials Corp.	2,002,444	4,497
*	Orient Semiconductor Electronics Ltd.	8,321,208	4,477
	Taiwan FamilyMart Co. Ltd.	619,073	4,454
	Radium Life Tech Co. Ltd.	11,130,715	4,441
	Dynapack International Technology Corp.	2,204,479	4,367
	Alpha Networks Inc.	5,849,978	4,317
*	Lotus Pharmaceutical Co. Ltd.	1,332,779	4,264
	Taiwan TEA Corp.	7,624,399	4,254
	Casetek Holdings Ltd.	2,305,685	4,163
*	Gemtek Technology Corp.	5,263,668	4,109
*	Roo Hsing Co. Ltd.	10,882,144	4,104
	Elite Semiconductor Memory Technology Inc.	3,900,717	4,085
	YungShin Global Holding Corp.	2,855,434	4,072
*	Unizyx Holding Corp.	6,049,555	4,053
	Wah Lee Industrial Corp.	2,270,126	4,025
	Iron Force Industrial Co. Ltd.	899,535	4,019
	Chaun-Choung Technology Corp.	593,645	3,993
	Aten International Co. Ltd.	1,408,480	3,990
	D-Link Corp.	10,158,679	3,981
	UPC Technology Corp.	11,783,277	3,980
	Lealea Enterprise Co. Ltd.	12,745,771	3,931
	Elite Advanced Laser Corp.	2,146,862	3,923
*	HannsTouch Solution Inc.	8,553,304	3,880
	Firich Enterprises Co. Ltd.	3,079,619	3,814
	Topkey Corp.	867,000	3,790
	WUS Printed Circuit Co. Ltd.	2,962,539	3,779
	Kung Long Batteries Industrial Co. Ltd.	795,932	3,777
	Syncmold Enterprise Corp.	1,457,099	3,743
	Hsin Kuang Steel Co. Ltd.	3,988,403	3,734
	Adlink Technology Inc.	2,376,968	3,728
	Ton Yi Industrial Corp.	9,237,324	3,689
	Darwin Precisions Corp.	6,755,570	3,681
	YC INOX Co. Ltd.	4,257,613	3,655
*	AmTRAN Technology Co. Ltd.	10,047,832	3,621
	TaiDoc Technology Corp.	878,645	3,613
	Mercuries & Associates Holding Ltd.	5,639,588	3,594
	Taiflex Scientific Co. Ltd.	2,524,994	3,549
	Sinyi Realty Inc.	3,352,300	3,536
*	Yang Ming Marine Transport Corp.	13,987,962	3,480
	Brogent Technologies Inc.	570,643	3,472
*	Medigen Biotechnology Corp.	1,715,797	3,464
*	Shining Building Business Co. Ltd.	8,866,769	3,462
	Depo Auto Parts Ind Co. Ltd.	1,705,025	3,462
	Gloria Material Technology Corp.	5,537,126	3,455
	Flytech Technology Co. Ltd.	1,473,785	3,410
	Kinik Co.	1,509,479	3,403
	CyberTAN Technology Inc.	5,808,006	3,399
	Namchow Holdings Co. Ltd.	2,080,971	3,386
	Soft-World International Corp.	1,341,372	3,370
	Quanta Storage Inc.	2,718,136	3,359
	Lextar Electronics Corp.	5,687,368	3,327
	Hu Lane Associate Inc.	1,356,641	3,324
*	CSBC Corp. Taiwan	3,743,675	3,319
*	Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	3,305
	Swancor Holding Co. Ltd.	1,161,426	3,286
	Test Rite International Co. Ltd.	4,564,824	3,256
	Li Cheng Enterprise Co. Ltd.	2,008,527	3,178

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	FocalTech Systems Co. Ltd.	4,077,611	3,175
	IEI Integration Corp.	1,696,669	3,151
	PharmaEngine Inc.	1,309,477	3,133
	Rich Development Co. Ltd.	8,571,660	3,067
	Zeng Hsing Industrial Co. Ltd.	671,619	2,929
	Sampo Corp.	4,491,497	2,923
	KEE TAI Properties Co. Ltd.	7,095,979	2,856
	Ho Tung Chemical Corp.	12,240,141	2,848
	Sunplus Technology Co. Ltd.	6,244,752	2,837
*	Gold Circuit Electronics Ltd.	5,611,941	2,821
	ScinoPharm Taiwan Ltd.	3,586,246	2,808
	Evergreen International Storage & Transport Corp.	6,029,793	2,778
	Yulon Nissan Motor Co. Ltd.	329,842	2,736
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,070,593	2,721
	Everlight Chemical Industrial Corp.	5,106,329	2,683
	TA-I Technology Co. Ltd.	1,997,815	2,647
	Altek Corp.	3,416,823	2,640
*	Yeong Guan Energy Technology Group Co. Ltd.	1,216,740	2,599
	Asia Polymer Corp.	5,120,752	2,592
	Nan Liu Enterprise Co. Ltd.	564,501	2,564
	Rechi Precision Co. Ltd.	3,199,896	2,504
*	Taiwan Land Development Corp.	8,808,935	2,500
*	Federal Corp.	5,601,195	2,470
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,789	2,467
	TYC Brother Industrial Co. Ltd.	2,436,099	2,401
	Ta Ya Electric Wire & Cable	6,818,981	2,385
*	Tung Thih Electronic Co. Ltd.	999,118	2,385
	Huang Hsiang Construction Corp.	1,987,571	2,381
	Formosan Rubber Group Inc.	3,839,306	2,348
	Basso Industry Corp.	1,442,339	2,315
	Ichia Technologies Inc.	3,945,439	2,284
	Posiflex Technology Inc.	657,612	2,254
	Zinwell Corp.	3,026,006	2,225
^	Global Brands Manufacture Ltd.	3,922,999	2,211
	ITE Technology Inc.	1,519,399	2,210
	Kuo Toong International Co. Ltd.	3,478,809	2,170
	Tyntek Corp.	4,469,095	2,164
	Li Peng Enterprise Co. Ltd.	9,269,714	2,129
	Sincere Navigation Corp.	3,756,309	2,050
*	Motech Industries Inc.	6,518,468	2,035
*	Microbio Co. Ltd.	4,606,488	2,019
	Cyberlink Corp.	621,695	2,017
*	Dynamic Electronics Co. Ltd.	3,889,000	1,971
	Wowprime Corp.	785,817	1,969
	Vivotek Inc.	595,724	1,939
	Bank of Kaohsiung Co. Ltd.	6,049,679	1,904
	Long Bon International Co. Ltd.	3,521,851	1,873
	Chung Hwa Pulp Corp.	6,165,818	1,872
*	Gigasolar Materials Corp.	482,250	1,846
	Advanced International Multitech Co. Ltd.	1,379,115	1,837
	Sonix Technology Co. Ltd.	1,676,526	1,835
	CHC Healthcare Group	1,309,222	1,779
*	Nichidenbo Corp.	1,113,000	1,767
	Weltrend Semiconductor	2,040,182	1,746
	Ability Enterprise Co. Ltd.	3,099,904	1,716
	Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,644
	L&K Engineering Co. Ltd.	1,949,623	1,620
*	Concord Securities Co. Ltd.	6,705,803	1,617
*	Silicon Integrated Systems Corp.	6,040,320	1,611
	China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,598
	Toung Loong Textile Manufacturing	1,003,481	1,567
*	Elitegroup Computer Systems Co. Ltd.	3,469,479	1,544
	Senao International Co. Ltd.	1,495,428	1,503
	Taiyen Biotech Co. Ltd.	1,406,580	1,483

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,§	ALI Corp.	2,229,363	1,483
*	Etron Technology Inc.	4,737,882	1,474
	Infortrend Technology Inc.	2,822,873	1,391
	China Electric Manufacturing Corp.	3,813,615	1,343
	Tong-Tai Machine & Tool Co. Ltd.	2,293,126	1,298
	Globe Union Industrial Corp.	2,345,001	1,289
*	Gigastorage Corp.	5,009,702	1,228
	Lingsen Precision Industries Ltd.	3,997,421	1,207
	Jess-Link Products Co. Ltd.	1,093,887	1,073
*	AGV Products Corp.	4,265,983	970
*	Unity Opto Technology Co. Ltd.	4,231,961	940
	Nien Hsing Textile Co. Ltd.	1,256,027	928
*	Phihong Technology Co. Ltd.	2,804,679	805
	Sheng Yu Steel Co. Ltd.	1,178,000	776
	FSP Technology Inc.	1,120,071	772
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	700
*	Tatung Co. Ltd. GDR	38,865	467
*	Cheng Mei Materials Technology Corp.	1,473,000	380
*,^,§	XPEC Entertainment Inc.	872,075	378
	Chun Yuan Steel Industry Co. Ltd.	1,117,275	376
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	118,000	277
*	Champion Building Materials Co. Ltd.	1,029,000	219
*	E-Ton Solar Tech Co. Ltd.	1,089,074	77
*,§	Green Energy Technology Inc.	2,817,405	30
*,§	ProMOS Technologies Inc.	11,745	—
			13,356,603
Thailand (0.9%)
	PTT PCL (Foreign)	234,430,265	351,294
	CP ALL PCL (Foreign)	85,278,589	220,423
	Airports of Thailand PCL (Foreign)	70,650,036	183,052
	Siam Cement PCL (Foreign)	13,251,260	161,143
	Siam Commercial Bank PCL (Foreign)	39,052,298	144,740
	Kasikornbank PCL (Foreign)	30,230,233	139,604
	Advanced Info Service PCL (Foreign)	18,119,082	137,452
	Bangkok Dusit Medical Services PCL	141,789,167	112,716
	PTT Exploration & Production PCL (Foreign)	22,314,384	89,023
	Central Pattana PCL	41,745,693	88,497
	Intouch Holdings PCL (Foreign)	35,350,847	77,270
	Gulf Energy Development PCL	13,673,269	73,445
	Minor International PCL (Foreign)	57,968,219	69,119
	Krung Thai Bank PCL (Foreign)	100,898,581	55,470
	PTT Global Chemical PCL	32,834,196	55,463
	Home Product Center PCL	90,949,087	51,796
	Electricity Generating PCL (Foreign)	4,290,565	49,310
^	Digital Telecommunications Infrastructure Fund	83,210,697	49,051
	Charoen Pokphand Foods PCL (Foreign)	57,322,201	47,953
	Bangkok Bank PCL (Foreign)	7,783,822	44,970
	Bangkok Expressway & Metro PCL	123,697,770	44,244
	Thai Oil PCL (Foreign)	15,842,436	35,936
	Energy Absolute PCL	26,306,851	35,721
	BTS Group Holdings PCL NVDR	79,612,888	35,341
	Land & Houses PCL	106,862,722	34,334
	Indorama Ventures PCL	33,542,363	31,122
	Tisco Financial Group PCL (Foreign)	9,474,614	30,586
	Global Power Synergy PCL (Foreign)	11,046,802	30,094
	Ratchaburi Electricity Generating Holding PCL (Foreign)	12,064,015	29,387
	True Corp. PCL	176,013,116	29,155
^	Krungthai Card PCL	20,221,590	27,802
^	Banpu PCL	71,851,481	27,607
	Berli Jucker PCL	16,571,416	26,755
	Osotspa PCL (Foreign)	18,063,922	25,419
	Thanachart Capital PCL	14,120,966	24,796
	Thai Union Frozen Products PCL (Foreign)	46,673,268	22,569
	Muangthai Capital PCL	10,901,101	22,395

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*	Asset World Corp. PCL	110,916,300	22,224
	Kiatnakin Bank PCL	10,170,487	22,056
^	BTS Group Holdings Class (Foreign)	49,183,541	21,833
	Total Access Communication PCL (Foreign)	10,536,801	21,628
	Srisawad Corp. PCL	9,786,178	20,898
	Bumrungrad Hospital PCL (Foreign)	4,903,549	19,571
	IRPC PCL (Foreign)	166,037,222	18,696
	TMB Bank PCL	388,356,556	18,512
^	WHA Corp. PCL	116,073,721	17,994
	B Grimm Power PCL	11,273,640	17,923
	Robinson PCL	7,637,778	16,506
^	BTS Rail Mass Transit Growth Infrastructure Fund	44,942,792	16,233
	Thailand Future Fund	37,104,423	15,717
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	45,299,419	15,155
	Bangchak Corp. PCL	17,232,523	14,094
	VGI PCL	42,424,746	13,703
	CH Karnchang PCL	17,917,904	12,103
^	TOA Paint Thailand PCL	8,122,121	12,098
^	Supalai PCL	22,417,611	12,030
	Siam Global House PCL	23,157,310	11,660
	Delta Electronics Thailand PCL	7,894,971	11,503
	CK Power PCL	57,264,121	11,474
	Carabao Group PCL (Foreign)	4,068,084	11,356
	Jasmine International PCL	53,395,768	11,052
^	Amata Corp. PCL	13,043,022	10,713
	Kasikornbank PCL NVDR	2,274,420	10,466
	Bangkok Chain Hospital PCL	18,517,977	10,305
	AEON Thana Sinsap Thailand PCL	1,509,479	10,200
	TTW PCL	21,751,038	9,797
	Central Plaza Hotel PCL	10,506,732	9,578
	North Bangkok Power Plant Block 1 Infrastructure (Foreign)	16,404,862	9,399
^	Sino-Thai Engineering & Construction PCL	16,727,797	9,316
^	Quality Houses PCL	106,148,594	9,140
	Siam City Cement PCL (Foreign)	1,273,494	9,113
	Asian Property Development PCL (Foreign)	37,401,558	8,176
	Bangkok Land PCL	175,873,972	7,980
	Hana Microelectronics PCL (Foreign)	9,369,258	7,914
	MBK PCL	10,493,157	7,890
	Major Cineplex Group PCL	9,197,684	7,494
	Chularat Hospital PCL	86,973,262	7,375
	Tipco Asphalt PCL	10,342,015	7,299
	Star Petroleum Refining PCL	24,223,982	7,139
	Plan B Media PCL	22,281,900	6,459
*	TPI Polene PCL	130,692,483	5,761
	BCPG PCL (Foreign)	9,653,916	5,755
	KCE Electronics PCL	11,717,615	5,705
^	TPI Polene Power PCL	38,255,716	5,702
^	Banpu Power PCL	9,451,595	5,446
^	Sansiri PCL (Foreign)	143,827,188	5,431
^	Gunkul Engineering PCL	55,788,688	5,391
	North Bangkok Power Plant Block 1 Infrastructure (Foreign)	11,975,426	5,314
	Thai Vegetable Oil PCL	5,986,993	5,105
^	Esso Thailand PCL	20,476,006	4,984
	MK Restaurants Group PCL	1,934,862	4,981
	PTG Energy PCL	8,311,083	4,953
	Sri Trang Agro-Industry PCL	13,760,097	4,744
	Pruksa Holding PCL (Foreign)	8,873,088	4,644
*,^	Thai Airways International PCL (Foreign)	16,497,615	4,044
*	Super Energy Corp. PCL	198,442,544	3,946
	GFPT PCL	8,616,536	3,936
*	BEC World PCL (Foreign)	17,664,675	3,891
	Siam Makro PCL (Foreign)	3,449,979	3,656
*	Ratchthani Leasing PCL	17,218,800	3,623
	Bangkok Life Assurance PCL (Foreign)	5,839,279	3,597

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
*,§	Pruksa Real Estate PCL (Foreign)	7,721,100	3,432
^	Thaifoods Group PCL (Foreign)	26,327,751	3,370
	SPCG PCL	4,740,346	3,282
^	Taokaenoi Food & Marketing PCL	9,135,665	3,207
	Italian-Thai Development PCL	58,091,352	3,198
*	Global Power Synergy PCL	1,113,100	3,032
*,^	Precious Shipping PCL	10,069,957	2,816
	Origin Property PCL	11,922,647	2,725
^	U City PCL	42,471,314	2,687
^	Unique Engineering & Construction PCL	8,952,653	2,613
^	Thoresen Thai Agencies PCL	17,692,306	2,590
	Bangkok Airways PCL	9,005,098	2,282
	LPN Development PCL	14,344,944	2,233
	Univentures PCL	12,213,275	2,185
^	Workpoint Entertainment PCL (Foreign)	3,279,064	2,096
	Samart Corp. PCL	7,940,830	1,958
*,^	Group Lease PCL Class (Foreign)	8,738,835	1,519
*,^	Thaicom PCL	9,409,047	1,377
^	Beauty Community PCL	17,887,383	1,267
*	Workpoint Entertainment PCL	1,115,000	713
	Vibhavadi Medical Center PCL (Foreign)	11,251,100	693
^	Bangkok Life Assurance PCL	989,426	610
*	PTT PCL	355,000	532
*	Jasmine Broadband Internet Infrastructure Fund	1,582,500	529
*	TMB Bank PCL Rights	252,647,157	335
	Kasikornbank PCL	71,941	331
*	Minor International PCL Warrants Exp. 12/31/2021	3,024,402	304
*,^	Group Lease PCL NVDR	1,118,575	194
§	Inter Far East Energy Corp.	5,655,044	65
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	126,432	55
*	Samart Corp. PCL Warrants Exp. 05/08/2021	2,337,800	43
*	Thonburi Healthcare Group PCL	51,800	39
*	Thaifoods Group PCL	282,300	36
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,805,581	33
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	33,699,240	11
*,§	G J Steel PCL Warrants Exp. 02/07/2020	9,920,670	3
			3,419,830
Turkey (0.2%)
	BIM Birlesik Magazalar AS	7,148,468	59,157
*	Turkiye Garanti Bankasi AS	33,568,858	53,957
*	Akbank T.A.S.	43,020,191	51,976
	KOC Holding AS	13,708,060	44,932
	Tupras Turkiye Petrol Rafinerileri AS	1,975,956	43,009
	Turkcell Iletisim Hizmetleri AS	17,266,127	37,965
	Eregli Demir ve Celik Fabrikalari TAS	21,664,634	24,766
*	Turkiye Is Bankasi AS	22,803,242	23,107
	Haci Omer Sabanci Holding AS (Bearer)	14,654,532	21,199
*	Turk Hava Yollari AO	8,675,781	17,656
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,537,036	14,566
	TAV Havalimanlari Holding AS	2,754,157	12,556
*	Turkiye Vakiflar Bankasi TAO	16,419,593	12,452
	Ford Otomotiv Sanayi AS	1,026,262	11,573
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,048,490	10,256
*	Yapi ve Kredi Bankasi AS	24,640,439	9,817
	Enka Insaat ve Sanayi AS	9,689,673	9,783
*	Koza Altin Isletmeleri AS	785,178	9,651
*	Petkim Petrokimya Holding AS	15,742,289	9,470
*	Turkiye Halk Bankasi AS	9,911,296	9,077
*	Turk Telekomunikasyon AS	8,463,810	8,596
	Tekfen Holding AS	2,847,735	8,431
*	Arcelik AS	2,684,573	8,317
	Ulker Biskuvi Sanayi AS	2,452,171	7,889
	Turkiye Sise ve Cam Fabrikalari AS	10,382,850	7,882

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Tofas Turk Otomobil Fabrikasi AS	1,901,899	7,437
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,575,000	6,677
*	Pegasus Hava Tasimaciligi AS	546,298	6,309
*	Sok Marketler Ticaret AS	3,992,273	6,207
	KARDEMIR KARABUK DEMIR-CL D	16,209,480	6,116
	Soda Sanayii AS	6,243,226	5,982
	Coca-Cola Icecek AS	1,070,889	5,851
2	Enerjisa Enerji AS	4,752,461	5,143
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	551,904	4,454
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,903,422	4,437
	Dogan Sirketler Grubu Holding AS	14,319,054	4,331
	AG Anadolu Grubu Holding AS	1,594,980	4,153
*	Turkiye Sinai Kalkinma Bankasi AS	22,220,743	3,496
	Trakya Cam Sanayii AS	6,405,168	3,289
*,2	MLP Saglik Hizmetleri AS	1,248,827	3,173
*	Migros Ticaret AS	866,719	3,111
*	Logo Yazilim Sanayi Ve Ticaret AS	399,840	2,718
	Iskenderun Demir ve Celik AS	2,347,762	2,491
	Otokar Otomotiv Ve Savunma Sanayi A.S.	100,955	2,480
	Sasa Polyester Sanayi AS	2,021,584	2,460
	Alarko Holding AS	2,759,428	2,190
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,941,644	2,183
*	Vestel Elektronik Sanayi ve Ticaret AS	1,154,007	2,055
*	Bera Holding AS	4,093,809	2,003
	Aksa Akrilik Kimya Sanayii AS	1,112,296	1,997
	Aygaz AS	960,241	1,829
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,432,659	1,800
	Aksigorta AS	2,046,856	1,767
	Kordsa Teknik Tekstil AS	829,205	1,699
*	Turk Traktor ve Ziraat Makineleri AS	204,698	1,573
*	Aksa Enerji Uretim AS Class B	3,360,383	1,551
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,405,387	1,511
	EGE Endustri VE Ticaret AS	16,842	1,402
	Anadolu Cam Sanayii AS	2,330,892	1,366
*	Zorlu Enerji Elektrik Uretim AS	6,009,166	1,250
	Polisan Holding AS	2,666,361	1,188
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,665,639	1,108
*	Sekerbank Turk AS	6,202,502	1,095
*	Gubre Fabrikalari TAS	1,077,837	1,055
*	Is Gayrimenkul Yatirim Ortakligi AS	5,647,914	918
*	Albaraka Turk Katilim Bankasi AS	4,198,013	895
*	Cimsa Cimento Sanayi VE Ticaret AS	544,079	756
*	Tat Gida Sanayi AS	919,677	754
*	Dogus Otomotiv Servis ve Ticaret AS	454,090	662
*	NET Holding AS	2,179,394	644
	Akcansa Cimento AS	524,843	622
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	536,484	550
	Adana Cimento Sanayii TAS Class A	425,578	493
*	Konya Cimento Sanayii AS	8,314	298
	KARDEMIR KARABUK DEMIR-CL A	528,219	198
*,§	Asya Katilim Bankasi AS	6,861,580	—
			655,767
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	70,074,214	290,021
	Emirates Telecommunications Group Co. PJSC	27,825,376	125,508
	Abu Dhabi Commercial Bank PJSC	42,706,694	90,594
	Emaar Properties PJSC	56,440,206	65,595
	Aldar Properties PJSC	62,465,035	39,947
	Dubai Islamic Bank PJSC	27,250,805	39,228
	DP World plc	2,608,010	34,619
	Abu Dhabi Islamic Bank PJSC	15,235,522	22,178
	Emaar Malls PJSC	31,972,377	16,953
	Emaar Development PJSC	12,837,239	14,151
*	Air Arabia PJSC	35,660,594	13,209

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Dana Gas PJSC	49,501,441	12,347
	Dubai Investments PJSC	33,431,333	11,744
*	GFH Financial Group BSC	43,898,858	10,613
*	Dubai Financial Market PJSC	26,257,988	6,344
*	DAMAC Properties Dubai Co. PJSC	26,884,120	6,311
	Arabtec Holding PJSC	11,704,006	5,899
*	Union Properties PJSC	33,844,206	2,867
*	DXB Entertainments PJSC	49,530,386	2,764
*	RAK Properties PJSC	16,209,203	2,022
*	Deyaar Development PJSC	19,933,579	1,978
*	Eshraq Properties Co. PJSC	15,132,107	1,515
*,§	Drake & Scull International PJSC	7,671,678	773
			817,180
United Kingdom (11.0%)
	HSBC Holdings plc	325,835,039	2,461,727
	AstraZeneca plc	21,126,755	2,060,229
	BP plc	320,480,650	2,032,290
	Royal Dutch Shell plc Class A (XLON)	69,073,895	2,002,326
	GlaxoSmithKline plc	78,817,393	1,805,313
	Royal Dutch Shell plc Class B	59,660,184	1,718,205
	Diageo plc	37,579,488	1,538,169
	British American Tobacco plc	36,059,488	1,261,216
	Unilever plc	17,523,235	1,049,276
	Rio Tinto plc	17,691,204	921,039
	Vodafone Group plc	432,079,363	881,756
	Lloyds Banking Group plc	1,136,589,696	836,086
	Reckitt Benckiser Group plc	10,120,890	783,173
	Prudential plc	41,830,892	730,655
	BHP Group plc	33,442,497	709,335
	Compass Group plc	25,475,947	678,276
	National Grid plc	55,817,508	652,636
	Barclays plc	276,589,985	599,946
	Glencore plc	176,929,301	534,041
	Anglo American plc	20,115,589	517,718
	Tesco plc	155,624,292	475,053
	Experian plc	14,591,169	459,934
	London Stock Exchange Group plc	5,040,746	454,267
	RELX plc (XLON)	17,468,503	420,562
	BAE Systems plc	51,543,785	385,019
	Standard Chartered plc	42,395,611	384,696
	BT Group plc	140,451,110	372,738
	Aviva plc	62,766,580	338,316
	Imperial Brands plc	15,334,306	336,366
	Legal & General Group plc	95,230,805	325,532
	Ferguson plc	3,697,001	315,700
	RELX plc (XAMS)	12,762,039	307,096
	Smith & Nephew plc	14,031,769	301,213
	SSE plc	16,415,041	273,082
	Rolls-Royce Holdings plc	27,371,942	251,870
	WPP plc	19,405,875	242,177
	Ashtead Group plc	7,396,751	225,201
	3i Group plc	15,338,979	224,147
	Melrose Industries plc	77,545,981	214,313
	CRH plc (XLON)	5,846,885	213,139
	Royal Bank of Scotland Group plc	73,158,612	202,229
	Informa plc	20,037,716	201,405
	Segro plc	17,699,294	193,619
	Intertek Group plc	2,607,628	180,802
	InterContinental Hotels Group plc	2,925,061	177,010
	Rentokil Initial plc	29,851,040	175,680
	Next plc	2,053,544	175,140
	Burberry Group plc	6,573,100	174,299
	Sage Group plc	17,508,020	163,177
	Associated British Foods plc	5,584,872	161,207

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Persimmon plc	5,107,176	150,643
	Standard Life Aberdeen plc	38,261,004	150,430
	DCC plc	1,585,444	148,683
	Halma plc	6,109,409	148,248
	Land Securities Group plc	11,634,538	141,715
	Bunzl plc	5,406,501	140,649
	Smiths Group plc	6,398,591	133,754
	Barratt Developments plc	16,228,003	132,710
	Smurfit Kappa Group plc	3,829,349	127,393
^	Flutter Entertainment plc	1,233,374	127,204
*	Ocado Group plc	7,280,784	125,494
	Croda International plc	1,996,279	124,552
	Mondi plc (XLON)	5,977,554	123,938
	United Utilities Group plc	10,956,987	123,722
	British Land Co. plc	15,157,474	121,869
	Johnson Matthey plc	3,061,467	121,623
	Spirax-Sarco Engineering plc	1,182,271	121,330
*	M&G plc	41,849,096	115,900
	St. James’s Place plc	8,438,888	113,825
	Whitbread plc	2,146,849	113,003
	Taylor Wimpey plc	52,438,327	112,465
	RSA Insurance Group plc	16,617,626	112,423
	Rightmove plc	14,470,739	112,325
	Severn Trent plc	3,823,576	111,791
	Pearson plc	12,546,089	110,802
	Berkeley Group Holdings plc	1,891,411	107,810
	GVC Holdings plc	9,301,684	107,311
2	Auto Trader Group plc	14,699,567	107,106
	ITV plc	60,000,982	104,088
	Carnival plc	2,524,010	101,003
	Meggitt plc	12,462,972	100,842
	Hargreaves Lansdown plc	4,342,509	99,719
	DS Smith plc	20,572,088	95,377
	Coca-Cola HBC AG	3,123,194	95,097
	Wm Morrison Supermarkets plc	35,864,922	92,652
	Kingfisher plc	34,091,084	91,453
*	Just Eat plc	9,295,446	88,513
	Centrica plc	93,494,163	87,985
	Hiscox Ltd.	4,514,696	87,183
	Admiral Group plc	3,326,270	87,055
	Intermediate Capital Group plc	4,507,022	86,741
	Polymetal International plc	5,011,006	82,419
	Bellway plc	1,993,037	81,574
	Direct Line Insurance Group plc	22,336,414	78,753
	Cobham plc	38,466,234	78,682
	Pennon Group plc	6,741,382	78,380
	Phoenix Group Holdings plc	8,515,778	77,785
	Derwent London plc	1,653,169	76,079
	Travis Perkins plc	4,073,286	75,658
	TUI AG (XLON)	5,767,027	75,446
	Marks & Spencer Group plc	31,434,273	74,053
	Weir Group plc	4,170,384	72,844
	Schroders plc	1,802,439	72,259
	International Consolidated Airlines Group SA (London Shares)	10,310,834	70,976
	Howden Joinery Group plc	9,333,003	69,851
	J Sainsbury plc	26,200,374	69,045
	UNITE Group plc	4,708,976	68,585
	G4S plc	25,084,303	67,275
2	Merlin Entertainments plc	11,345,880	66,844
	HomeServe plc	4,404,836	66,163
	Tate & Lyle plc	7,555,891	65,905
	B&M European Value Retail SA	13,694,212	65,697
	BBA Aviation plc	16,491,252	64,879
	Micro Focus International plc	4,693,931	64,425

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Beazley plc	8,471,358	64,385
	Electrocomponents plc	7,246,176	63,934
	Antofagasta plc	5,578,841	62,833
	Investec plc	10,708,660	60,712
2	ConvaTec Group plc	23,580,059	60,241
	Tullow Oil plc	22,413,091	59,895
	Hikma Pharmaceuticals plc	2,261,636	58,899
	SSP Group plc	7,117,948	58,696
	Spectris plc	1,878,167	58,226
	JD Sports Fashion plc	5,838,259	58,076
	IMI plc	4,351,131	56,583
	AVEVA Group plc	1,033,753	56,014
	Britvic plc	4,350,508	55,599
	Dechra Pharmaceuticals plc	1,622,267	55,338
	Inchcape plc	6,590,475	55,100
	Rotork plc	14,042,112	54,837
	Tritax Big Box REIT plc	28,117,350	54,765
*	Capita plc	26,836,150	54,285
	IWG plc	10,853,471	54,064
2	Quilter plc	30,396,205	53,932
	Inmarsat plc	7,440,767	53,082
	easyJet plc	3,137,149	50,326
	IG Group Holdings plc	5,881,268	48,388
	WH Smith plc	1,692,535	47,962
	Cineworld Group plc	16,313,356	47,008
	John Wood Group plc	10,664,063	46,822
	Hammerson plc	12,375,837	46,492
	Great Portland Estates plc	4,512,891	46,063
	Man Group plc	24,294,309	45,216
2	Avast plc	8,416,088	45,190
	Hays plc	21,970,993	44,713
	Close Brothers Group plc	2,478,041	44,434
	Shaftesbury plc	3,607,967	44,212
	Entertainment One Ltd.	6,121,559	44,210
	Evraz plc	8,782,789	41,911
	UDG Healthcare plc	4,082,984	40,929
	TP ICAP plc	9,136,341	40,625
	Royal Mail plc	14,841,036	40,612
	Aggreko plc	3,917,802	40,166
2	Sophos Group plc	5,415,653	39,836
^	NMC Health plc	1,390,372	39,413
	Capital & Counties Properties plc	11,887,255	39,289
	Genus plc	1,042,814	39,180
	National Express Group plc	6,765,018	39,141
	Ashmore Group plc	6,348,219	38,290
2	John Laing Group plc	8,014,090	37,949
*	Serco Group plc	18,770,591	37,944
	Assura plc	38,857,790	37,660
	Victrex plc	1,320,711	37,520
	Moneysupermarket.com Group plc	8,410,261	37,423
	BCA Marketplace plc	12,166,510	37,197
	Greggs plc	1,605,159	36,921
	Diploma plc	1,779,817	36,846
	Big Yellow Group plc	2,475,152	36,632
	QinetiQ Group plc	8,924,081	36,380
	William Hill plc	14,051,517	35,975
	Grafton Group plc	3,543,332	35,881
	Virgin Money UK plc	20,149,423	35,853
	LondonMetric Property plc	11,611,249	34,859
	Cranswick plc	837,866	33,683
	Primary Health Properties plc	18,372,395	33,668
	Bovis Homes Group plc	2,191,383	33,204
	Grainger plc	9,879,875	32,854
*	Firstgroup plc	19,625,686	32,827

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Balfour Beatty plc	11,151,765	32,497
2	Countryside Properties plc	7,066,021	32,341
	Games Workshop Group plc	527,464	30,542
	Lancashire Holdings Ltd.	3,298,290	30,457
	Mediclinic International plc	6,347,433	30,101
	Jupiter Fund Management plc	6,716,180	29,819
	Redrow plc	3,818,750	29,770
	Marshalls plc	3,228,309	29,686
	Safestore Holdings plc	3,255,342	29,558
	Babcock International Group plc	4,072,589	29,250
	Pagegroup plc	5,062,222	29,167
2	Ascential plc	6,390,407	28,955
	Ultra Electronics Holdings plc	1,125,117	28,418
	Bodycote plc	3,059,433	28,367
	OneSavings Bank plc	6,049,683	28,220
	Workspace Group plc	2,126,608	27,947
	Dixons Carphone plc	16,220,739	27,585
	Domino’s Pizza Group plc	7,439,808	27,569
	Paragon Banking Group plc	4,227,330	27,557
	Fresnillo plc	2,959,816	27,345
	Renishaw plc	549,178	26,996
	Centamin plc	17,400,506	26,321
	Daily Mail & General Trust plc	2,301,645	26,210
*	Future plc	1,314,492	25,794
	Savills plc	2,149,422	25,535
*	EI Group plc	6,972,739	25,466
	Playtech plc	4,950,001	25,195
	Drax Group plc	6,411,659	24,649
	Softcat plc	2,016,439	24,575
	Spirent Communications plc	9,452,145	24,328
	Rathbone Brothers plc	885,144	23,819
	Provident Financial plc	4,130,318	23,584
	British American Tobacco plc ADR	672,154	23,499
*,2	Wizz Air Holdings plc	466,814	23,117
	KAZ Minerals plc	3,614,138	22,087
	Greencore Group plc	7,324,110	22,020
*	Cairn Energy plc	9,401,278	21,722
	J D Wetherspoon plc	1,111,775	21,059
	Hill & Smith Holdings plc	1,239,656	21,026
	Coats Group plc	22,694,722	20,947
	Petrofac Ltd.	4,156,913	20,747
	Pets at Home Group plc	7,768,704	20,691
	Rhi Magnesita NV	458,901	20,682
	Essentra plc	4,154,900	20,498
	Crest Nicholson Holdings plc	4,057,614	20,446
	Royal Dutch Shell plc Class A (XAMS)	703,436	20,433
	Computacenter plc	1,151,530	20,378
	Synthomer plc	5,537,728	19,993
2	Ibstock plc	6,360,622	19,876
	AJ Bell plc	4,130,092	19,839
*	Mitchells & Butlers plc	3,551,471	19,593
	Brewin Dolphin Holdings plc	4,354,464	18,772
	Plus500 Ltd.	1,772,203	18,373
	Vesuvius plc	3,537,157	18,303
	Go-Ahead Group plc	688,220	18,216
	Polypipe Group plc	3,088,061	18,111
	Elementis plc	9,181,106	17,668
	Galliford Try plc	1,758,859	16,694
	St. Modwen Properties plc	2,854,836	16,664
	Dunelm Group plc	1,591,900	16,301
^	TalkTalk Telecom Group plc	11,184,419	16,221
	Senior plc	6,753,824	16,162
	Marston’s plc	10,113,154	16,161
2	McCarthy & Stone plc	8,314,450	15,748

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

			Market
			Value
		Shares	($000)
	Telecom Plus plc	977,175	15,245
	Sanne Group plc	2,187,433	14,955
	IntegraFin Holdings plc	3,039,512	14,537
2	Equiniti Group plc	5,099,370	14,246
*,^	Premier Oil plc	13,193,903	14,177
	SIG plc	9,587,299	13,977
	Restaurant Group plc	7,604,238	13,390
	Morgan Advanced Materials plc	4,363,155	13,315
	F&C Commercial Property Trust Ltd.	8,547,379	13,010
*	Just Group plc	16,381,487	12,920
	NewRiver REIT plc	4,918,748	12,814
	Hyve Group plc	12,521,510	12,643
*	Sports Direct International plc	3,150,392	12,606
	UK Commercial Property REIT Ltd.	11,026,934	12,537
	Stagecoach Group plc	6,651,359	11,816
2	Hastings Group Holdings plc	4,956,066	11,672
	Mitie Group plc	5,695,161	11,665
	Hunting plc	2,282,502	11,664
	Micro Focus International plc ADR	846,411	11,613
	Chemring Group plc	4,326,679	11,255
	Saga plc	17,862,063	10,861
	Card Factory plc	4,936,256	10,831
	Vectura Group plc	9,373,728	10,711
	Hochschild Mining plc	4,048,631	10,527
	NCC Group plc	4,126,899	10,026
	Bank of Georgia Group plc	589,626	9,952
	Rank Group plc	3,142,913	9,929
	AG Barr plc	1,332,694	9,582
	888 Holdings plc	4,108,503	9,559
	Picton Property Income Ltd.	7,759,386	9,332
	TBC Bank Group plc	560,958	9,282
	Northgate plc	2,058,484	9,188
	Hansteen Holdings plc	6,363,770	8,450
*,^	Intu Properties plc	14,404,841	8,386
	Helical plc	1,639,234	8,312
	PZ Cussons plc	3,114,688	8,129
	Stobart Group Ltd.	5,086,336	7,856
	Ferrexpo plc	4,754,441	7,791
*	Georgia Capital plc	605,067	7,634
	Keller Group plc	1,111,304	7,467
*,^	Metro Bank plc	2,567,620	6,754
	RPS Group plc	3,675,232	6,708
	Redefine International plc	3,888,774	6,505
2	Spire Healthcare Group plc	4,181,203	6,329
	GoCo Group plc	4,888,647	6,133
*	Indivior plc	11,885,612	6,021
	Halfords Group plc	2,925,202	6,004
	International Personal Finance plc	3,454,745	5,948
	Superdry plc	1,055,971	5,607
	Dignity plc	768,387	5,499
	AA plc	9,630,377	5,492
	Schroder REIT Ltd.	7,575,073	5,411
*,^,2	Aston Martin Lagonda Global Holdings plc	1,031,357	5,352
	Devro plc	2,423,998	5,035
	WPP plc ADR	76,731	4,791
*	Premier Foods plc	10,562,957	4,424
*,^	Sirius Minerals plc	107,808,141	4,016
	Renewi plc	9,384,362	3,595
*,^	AO World plc	4,381,276	3,586
*,^,2	Funding Circle Holdings plc	2,303,384	3,519
2	Bakkavor Group plc	2,284,932	3,508
	N Brown Group plc	2,168,525	3,507
	De La Rue plc	1,710,438	3,485
	Pharos Energy plc	4,356,533	3,295

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

					Market
					Value
				Shares	($000)
2	CMC Markets plc			1,847,441	3,111
	Ted Baker plc			454,522	2,394
2	Amigo Holdings plc			2,191,836	1,992
*,2	Alfa Financial Software Holdings plc			1,608,994	1,716
	Daejan Holdings plc			11,191	705
*,§	Thomas Cook Group plc			8,502,541	—
*,^,§	Afren plc			7,677,368	—
*,§	Carillion plc			5,566,311	—
*	Liberty Global plc Class B			2	—
*	Liberty Global plc Class A			1	—
					43,483,578
Total Common Stocks (Cost $358,720,198)					393,054,591

				Face
			Maturity	Amount
		Coupon	Date	($000)
Corporate Bonds (0.0%)
	Britannia Industries Ltd. (Cost $398)	8.000%	8/28/22	28,573	410

				Shares
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
5,6	Vanguard Market Liquidity Fund	1.984%		86,386,504	8,639,514

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	1.954%-2.157%	11/7/19	103,000	102,975
7	United States Treasury Bill	2.135%	11/14/19	8,500	8,496
7	United States Treasury Bill	2.048%-2.053%	11/21/19	58,000	57,951
7	United States Treasury Bill	1.946%	11/29/19	12,250	12,236
7	United States Treasury Bill	1.997%-2.082%	12/26/19	54,000	53,873
7	United States Treasury Bill	1.872%	2/20/20	24,000	23,888
					259,419
Total Temporary Cash Investments (Cost $8,898,029)					8,898,933
Total Investments (101.2%) (Cost $367,618,625)					401,953,934
Other Assets and Liabilities—Net (-1.2%)[6,8]					(4,774,150)
Net Assets (100%)					397,179,784

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,040,756,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $6,208,992,000, representing 1.6% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $6,403,551,000 was received for securities on loan.
7	Securities with a value of $207,276,000 have been segregated as initial margin for open futures contracts.

Vanguard® Total International Stock Index Fund

Schedule of Investments

October 31, 2019

8	Cash of $4,040,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1130 122019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  December 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2019

VANGUARD STAR FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.